UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Frederick C. Castellani 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	10/31/06

Date of reporting period:	7/31/06

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 100.8%
Certificates of Deposit — 2.2%
Citizens Bank
5.500%	08/01/2006	12,000,000	12,000,000

Commercial Paper — 83.6%
American General Finance Corp.
5.220%	08/02/2006	13,000,000	12,998,115
American Honda Finance Corp.
5.260%	08/28/2006	9,000,000	8,964,495
American Honda Finance Corp.
5.300%	09/07/2006	1,447,000	1,439,118
Amsterdam Funding Corp. (a)
5.300%	08/10/2006	13,000,000	12,982,775
Atlantic Industries (a)
5.000%	08/25/2006	4,950,000	4,933,500
Atlantic Industries (a)
5.260%	09/06/2006	4,400,000	4,376,856
Bankamerica Corp.
5.270%	09/12/2006	12,500,000	12,423,146
Becton, Dickinson & Co.
5.270%	08/25/2006	10,154,000	10,118,326
Beethoven Funding Corp. (a)
5.160%	08/07/2006	12,425,000	12,414,315
Bryant Park Funding LLC (a)
5.220%	08/08/2006	9,200,000	9,190,662
Bryant Park Funding LLC (a)
5.370%	10/23/2006	4,200,000	4,148,000
Caterpillar Financial Services Corp.
5.200%	08/14/2006	12,051,000	12,028,371
CIT Group, Inc.
5.350%	09/25/2006	5,936,000	5,887,482
CIT Group, Inc.
5.380%	10/26/2006	6,950,000	6,860,677
Coca-Cola Co.
5.290%	09/28/2006	8,150,000	8,080,539
Colgate-Palmolive Co. (a)
5.230%	08/17/2006	7,850,000	7,831,753
Colgate-Palmolive Co. (a)
5.240%	08/21/2006	5,600,000	5,583,698
DaimlerChrysler Revolving Auto Conduit LLC
5.120%	08/01/2006	9,100,000	9,100,000
DaimlerChrysler Revolving Auto Conduit LLC
5.150%	09/06/2006	2,254,000	2,242,392
Falcon Asset Securitization Corp. (a)
5.330%	08/22/2006	12,412,000	12,373,409
FCAR Owner Trust I
5.310%	08/24/2006	12,000,000	11,959,290
General Dynamics
5.130%	08/15/2006	12,500,000	12,475,062
General Electric Capital Corp.
4.790%	10/23/2006	2,385,000	2,358,661

1

General Electric Capital Corp.
5.210%	08/09/2006	10,700,000	10,687,612
Goldman Sachs Group
4.750%	10/25/2006	6,918,000	6,840,412
Goldman Sachs Group
4.770%	10/31/2006	4,325,000	4,272,851
Govco, Inc. (a)
5.270%	08/01/2006	10,670,000	10,670,000
Harley-Davidson, Inc. (a)
5.250%	08/29/2006	6,213,000	6,187,630
Harley-Davidson, Inc. (a)
5.250%	09/05/2006	6,800,000	6,765,292
HBOS Treasury Services
5.360%	10/30/2006	11,812,000	11,653,719
ING US Funding LLC
5.340%	10/17/2006	4,625,000	4,572,175
ING US Funding LLC
5.360%	09/29/2006	5,000,000	4,956,078
Kimberly-Clark Worldwide (a)
5.240%	08/09/2006	10,815,000	10,802,406
Leggett & Platt, Inc. (a)
5.280%	08/01/2006	11,077,000	11,077,000
L’Oreal USA, Inc. (a)
5.340%	08/18/2006	8,374,000	8,352,884
McCormick & Co., Inc.
5.140%	11/30/2006	12,200,000	11,989,232
Medtronic, Inc. (a)
5.250%	08/16/2006	13,000,000	12,971,562
National Rural Utilities
5.270%	08/08/2006	12,000,000	11,987,703
Nestle Capital Corp. (a)
5.260%	09/01/2006	12,700,000	12,642,476
Nestle Capital Corp. (a)
5.310%	10/31/2006	875,000	863,255
New Center Asset Trust
5.150%	09/15/2006	8,125,000	8,072,696
Paccar Financial Corp.
5.040%	08/11/2006	7,200,000	7,189,920
Paccar Financial Corp.
5.190%	08/17/2006	5,375,000	5,362,602
Reckitt Benckiser PLC
5.270%	08/03/2006	12,900,000	12,896,223
Sheffield Receivables (a)
5.120%	11/21/2006	11,875,000	11,685,845
South Carolina Electric & Gas
5.390%	08/21/2006	6,300,000	6,281,135
The Hershey Co.
5.210%	08/18/2006	4,683,000	4,671,478
The Hershey Co.
5.210%	09/22/2006	6,800,000	6,748,826
The McGraw-Hill Companies, Inc.
5.220%	08/11/2006	7,300,000	7,289,415
The McGraw-Hill Companies, Inc.
5.250%	08/17/2006	5,565,000	5,552,015

2

Toyota Motor Credit Co.
5.290%	08/30/2006	13,100,000	13,044,176
Wal-Mart Stores, Inc.
5.200%	08/15/2006	13,037,000	13,010,636
Wells Fargo & Co.
5.240%	08/04/2006	13,000,000	12,994,323
			452,862,219

Discount Notes — 4.2%
Federal Home Loan Bank
5.005%	08/23/2006	15,040,000	14,993,999
Federal Home Loan Bank
5.220%	09/20/2006	7,810,000	7,753,377
			22,747,376

U.S. Treasury Bills — 10.8%
U.S. Treasury Bill
4.676%	08/31/2006	9,775,000	9,736,910
U.S. Treasury Bill
4.725%	09/14/2006	8,445,000	8,396,230
U.S. Treasury Bill
4.780%	11/09/2006	3,660,000	3,611,404
U.S. Treasury Bill
4.941%	10/19/2006	12,725,000	12,587,026
U.S. Treasury Bill
4.980%	11/09/2006	9,600,000	9,467,200
U.S. Treasury Bill
5.005%	11/16/2006	15,115,000	14,890,150
			58,688,920

TOTAL SHORT-TERM INVESTMENTS (Cost $546,298,515)			546,298,515

TOTAL INVESTMENTS — 100.8% (Cost $546,298,515) (b)			546,298,515

Other Assets/(Liabilities) — (0.8%)			(4,209,210)

NET ASSETS — 100.0%			$542,089,305

Notes to Portfolio of Investments

(a)          Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2006, these securities amounted to a value of $165,853,318 or 30.6% of net assets.

(b)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 49.6%
ASSET BACKED SECURITIES — 1.9%
Financial Services

Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1
5.000%	10/25/2033	2,469,870	2,318,704
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A4
6.910%	09/15/2009	1,497,810	1,509,430
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	822,575	871,929
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6
6.700%	10/25/2028	24,344	24,298
Oak Hill Credit Partners, Series 1A, Class A2
5.360%	09/12/2013	2,400,000	2,406,000
Travelers Funding Ltd., Series 1A, Class A1 (a)
6.300%	02/18/2014	2,178,875	2,178,657

TOTAL ASSET BACKED SECURITIES (Cost $9,462,849)			9,309,018

CORPORATE DEBT — 28.8%
Apparel, Textiles & Shoes — 0.3%

Kellwood Co.
7.625%	10/15/2017	125,000	114,158
Kellwood Co.
7.875%	07/15/2009	300,000	296,205
Mohawk Industries, Inc., Series C
6.500%	04/15/2007	1,000,000	1,005,068
			1,415,431

Automotive & Parts — 0.8%

DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	1,700,000	1,649,983
DaimlerChrysler NA Holding Corp.
4.125%	03/07/2007	2,375,000	2,352,924
			4,002,907

Banking, Savings & Loans — 1.4%

Ametek, Inc.
7.200%	07/15/2008	1,715,000	1,749,816
Bank of America Corp.
3.250%	08/15/2008	500,000	479,367
CIT Group, Inc.
3.650%	11/23/2007	1,600,000	1,560,451
JP Morgan Chase & Co.
3.125%	12/11/2006	1,250,000	1,239,392

1

SLM Corp.
5.000%	10/01/2013	1,100,000	1,048,579
Wells Fargo & Co.
4.125%	03/10/2008	760,000	744,049
			6,821,654

Beverages — 0.4%

Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	435,000	412,030
Constellation Brands, Inc.
8.000%	02/15/2008	300,000	305,250
Diageo Finance BV
3.000%	12/15/2006	1,000,000	990,864
Miller Brewing Co. (a)
4.250%	08/15/2008	475,000	462,488
			2,170,632

Broadcasting, Publishing & Printing — 2.6%

Belo Corp.
6.750%	05/30/2013	1,350,000	1,361,044
Belo Corp.
8.000%	11/01/2008	600,000	625,917
Clear Channel Communications, Inc.
4.250%	05/15/2009	885,000	845,464
Comcast Corp.
5.500%	03/15/2011	625,000	619,272
Cox Communications, Inc.
4.625%	01/15/2010	2,865,000	2,752,718
Cox Enterprises, Inc. (a)
4.375%	05/01/2008	1,390,000	1,355,578
Dow Jones & Co., Inc.
3.875%	02/15/2008	1,300,000	1,269,280
Knight-Ridder, Inc.
7.125%	06/01/2011	250,000	257,813
Pearson, Inc. (a)
7.375%	09/15/2006	250,000	250,410
Rogers Cable, Inc.
5.500%	03/15/2014	535,000	480,831
Shaw Communications, Inc.
8.250%	04/11/2010	1,110,000	1,150,237
Time Warner, Inc.
6.150%	05/01/2007	680,000	682,978
USA Interactive
7.000%	01/15/2013	1,030,000	1,045,421
			12,696,963

Building Materials & Construction — 0.2%

Chemed Corp.
8.750%	02/24/2011	765,000	803,250

2

Chemicals — 0.6%

Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	1,050,000	1,046,772
Cytec Industries, Inc.
5.500%	10/01/2010	600,000	587,750
Lubrizol Corp.
4.625%	10/01/2009	720,000	697,501
Lubrizol Corp.
5.875%	12/01/2008	450,000	451,395
			2,783,418

Commercial Services — 0.3%

Allied Waste North America, Inc., Series B
5.750%	02/15/2011	365,000	344,925
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	650,000	627,480
Equifax, Inc.
4.950%	11/01/2007	500,000	493,026
			1,465,431

Computer Programming Services — 0.1%

Electronic Data Systems Corp., Series B
6.500%	08/01/2013	475,000	471,057

Computer Related Services — 0.1%

GTECH Holdings Corp.
4.500%	12/01/2009	350,000	338,394

Cosmetics & Personal Care — 0.8%

Procter & Gamble Co.
3.500%	12/15/2008	4,000,000	3,837,996

Data Processing & Preparation — 0.1%

Certegy, Inc.
4.750%	09/15/2008	300,000	281,275

Electric Utilities — 4.1%

Allegheny Energy Supply Co. LLC (a)
8.250%	04/15/2012	475,000	505,875
Appalachian Power Co., Series G
3.600%	05/15/2008	640,000	618,658
Carolina Power & Light Co.
5.125%	09/15/2013	780,000	750,966
Centerpoint Energy, Inc. Series B
5.875%	06/01/2008	1,135,000	1,136,991
Dominion Resources, Inc.
5.150%	07/15/2015	620,000	578,639
DPL, Inc.
8.250%	03/01/2007	529,000	535,535

3

Elwood Energy LLC
8.159%	07/05/2026	410,625	447,329
Entergy Gulf States, Inc.
5.250%	08/01/2015	1,925,000	1,769,046
FirstEnergy Corp., Series A
5.500%	11/15/2006	636,000	635,763
Homer City Funding LLC
8.734%	10/01/2026	265,518	297,380
Ipalco Enterprises, Inc.
8.375%	11/14/2008	1,395,000	1,436,850
Kansas Gas & Electric Co.
5.647%	03/29/2021	525,000	503,727
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,270,000	1,225,940
MidAmerican Funding LLC
6.750%	03/01/2011	1,000,000	1,043,292
Monongahela Power Co.
6.700%	06/15/2014	500,000	518,823
Nevada Power Co., Series L
5.875%	01/15/2015	650,000	626,366
Pacific Gas & Electric Co.
4.800%	03/01/2014	950,000	894,644
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	450,000	462,937
Tampa Electric Co.
5.375%	08/15/2007	980,000	976,659
Tenaska Oklahoma (a)
6.528%	12/30/2014	450,487	437,936
TransAlta Corp.
5.750%	12/15/2013	1,250,000	1,215,664
Tri-State Generation & Transmission Association, Series 2003, Class A (a)
6.040%	01/31/2018	700,000	694,013
TXU Corp., Series P (b)
5.550%	11/15/2014	920,000	840,399
Virginia Electric and Power Co.
5.375%	02/01/2007	1,085,000	1,083,467
Wisconsin Electric Power
3.500%	12/01/2007	960,000	936,078
			20,172,977

Electrical Equipment & Electronics — 0.1%

Thomas & Betts Corp., Series B MTN
6.390%	02/10/2009	325,000	330,127

Energy — 1.6%

Australian Gas Light Co. Ltd. (a)
6.400%	04/15/2008	930,000	938,734
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	1,190,000	1,210,724
Enbridge Energy Partners, LP
4.000%	01/15/2009	900,000	863,923

4

Enterprise Products Operating LP
7.500%	02/01/2011	210,000	221,742
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	345,000	337,679
Gulf South Pipeline Co., LP (a)
5.050%	02/01/2015	275,000	257,983
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	1,000,000	989,035
Kiowa Power Partners LLC (a)
4.811%	12/30/2013	440,660	422,769
OAO Gazprom (a)
9.625%	03/01/2013	455,000	532,350
Plains All American Pipeline Co.
5.625%	12/15/2013	685,000	663,646
The Premcor Refining Group, Inc.
6.750%	05/01/2014	320,000	327,157
Valero Energy Corp.
3.500%	04/01/2009	500,000	474,187
XTO Energy, Inc.
4.900%	02/01/2014	1,000,000	930,063
			8,169,992

Entertainment & Leisure — 0.6%

Harrah’s Operating Co., Inc.
5.500%	07/01/2010	485,000	475,941
Liberty Media Corp. (b)
3.500%	09/25/2006	2,045,000	2,036,703
Park Place Entertainment Corp.
8.500%	11/15/2006	600,000	604,251
			3,116,895

Financial Services — 5.9%

American Honda Finance Corp. (a)
3.850%	11/06/2008	900,000	868,963
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	1,350,000	1,340,549
Bombardier Capital, Inc. (a)
6.750%	05/01/2012	330,000	305,250
Camden Property Trust
7.000%	11/15/2006	1,000,000	1,003,923
Caterpillar Financial Services Corp., Series F
3.625%	11/15/2007	1,500,000	1,464,675
Countrywide Home Loans, Inc.
3.250%	05/21/2008	1,310,000	1,260,051
Emerald Investment Grade CBO Ltd. (a)
5.819%	05/24/2011	1,162,032	1,162,396
ERAC USA Finance Co. (a)
7.950%	12/15/2009	1,155,000	1,231,011
Ford Motor Credit Co.
5.800%	01/12/2009	1,675,000	1,557,237
Foster’s Finance Corp. (a)
6.875%	06/15/2011	1,000,000	1,044,493

5

FPL Group Capital, Inc.
6.125%	05/15/2007	1,000,000	1,004,497
Franklin Resources, Inc.
3.700%	04/15/2008	1,025,000	994,455
Glencore Funding LLC (a)
6.000%	04/15/2014	665,000	618,516
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	250,000	239,109
Household Finance Corp.
4.125%	12/15/2008	1,250,000	1,213,555
Household Finance Corp.
6.375%	10/15/2011	175,000	180,492
iStar Financial, Inc. REIT
7.000%	03/15/2008	660,000	672,657
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	200,000	195,759
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	385,000	375,232
Jefferies Group, Inc.
7.500%	08/15/2007	250,000	253,039
National Rural Utilities Cooperative Finance Corp.
7.250%	03/01/2012	1,540,000	1,654,946
Nisource Finance Corp.
3.200%	11/01/2006	750,000	745,375
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	550,000	555,500
Senior Housing Properties Trust REIT
8.625%	01/15/2012	175,000	183,750
Simon Property Group LP
6.875%	11/15/2006	930,000	932,693
Sony Capital Corp. (a)
4.950%	11/01/2006	375,000	373,754
Textron Financial Corp., Series E
2.690%	10/03/2006	3,500,000	3,483,739
United Dominion Realty Trust, Inc. REIT Series MTN
4.300%	07/01/2007	1,750,000	1,724,754
Verizon Global Funding Corp., Series A MTN
7.600%	03/15/2007	1,250,000	1,264,761
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	1,075,000	1,161,585
			29,066,716

Food Retailers — 0.1%

SuperValu, Inc.
7.875%	08/01/2009	700,000	720,951

Foods — 1.1%

General Mills, Inc.
2.625%	10/24/2006	4,300,000	4,271,556
Smithfield Foods, Inc.
7.000%	08/01/2011	1,125,000	1,110,938
			5,382,494

6

Forest Products & Paper — 0.9%

International Paper Co.
3.800%	04/01/2008	2,880,000	2,793,848
Packaging Corp. of America
5.750%	08/01/2013	435,000	419,722
Rock-Tenn Co.
8.200%	08/15/2011	1,320,000	1,333,200
			4,546,770

Healthcare — 0.1%

HCA, Inc.
6.950%	05/01/2012	525,000	460,688

Heavy Machinery — 1.1%

Briggs & Stratton Corp.
7.250%	09/15/2007	250,000	254,063
Briggs & Stratton Corp.
8.875%	03/15/2011	855,000	925,538
Idex Corp.
6.875%	02/15/2008	675,000	681,036
Pentair, Inc.
7.850%	10/15/2009	950,000	1,005,420
Timken Co.
5.750%	02/15/2010	920,000	906,472
Timken Co., Series A
6.750%	08/21/2006	650,000	649,920
Toro Co.
7.125%	06/15/2007	1,050,000	1,058,537
			5,480,986

Home Construction, Furnishings & Appliances — 0.6%

D.R. Horton, Inc.
4.875%	01/15/2010	170,000	162,334
Maytag Corp.
8.630%	11/15/2007	775,000	791,395
Newell Rubbermaid, Inc.
4.000%	05/01/2010	495,000	467,264
Steelcase, Inc.
6.375%	11/15/2006	1,605,000	1,601,825
			3,022,818

Industrial - Diversified — 0.9%

American Standard, Inc.
7.375%	02/01/2008	350,000	357,035
American Standard, Inc.
7.625%	02/15/2010	900,000	944,779

7

Carlisle Companies, Inc.
7.250%	01/15/2007	1,000,000	1,003,814
Leucadia National Corp.
7.000%	08/15/2013	1,035,000	1,014,300
Tyco International Group SA
6.000%	11/15/2013	950,000	955,426
			4,275,354

Insurance — 0.1%

Humana, Inc.
7.250%	08/01/2006	500,000	500,000

Lodging — 0.4%

Hilton Hotels Corp.
7.200%	12/15/2009	85,000	87,240
Hilton Hotels Corp.
7.625%	05/15/2008	525,000	536,885
MGM Mirage
6.000%	10/01/2009	400,000	389,000
MGM Mirage
6.750%	09/01/2012	340,000	328,950
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	690,000	727,950
			2,070,025

Prepackaged Software — 0.5%

Veritas Software Corp. (b)
0.250%	08/01/2013	2,520,000	2,504,250

Real Estate — 0.4%

EOP Operating LP
6.750%	02/15/2008	925,000	939,656
First Industrial LP
7.600%	05/15/2007	880,000	891,652
			1,831,308

Restaurants — 0.0%

Aramark Services, Inc.
7.100%	12/01/2006	190,000	190,633

Retail — 0.4%

Fred Meyer, Inc.
7.450%	03/01/2008	1,475,000	1,512,775
J.C. Penney Co., Inc.
7.950%	04/01/2017	200,000	225,648
The May Department Stores Co.
3.950%	07/15/2007	470,000	461,936
			2,200,359

8

Telephone Utilities — 0.6%

British Telecom PLC
8.375%	12/15/2010	1,125,000	1,245,471
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	450,000	432,000
Rogers Wireless Communications, Inc.
8.454%	12/15/2010	285,000	292,838
SBC Communications, Inc.
6.125%	02/15/2008	650,000	654,581
Verizon New England, Inc. (b)
6.500%	09/15/2011	500,000	506,295
			3,131,185

Transportation — 1.6%

Burlington Northern Santa Fe Corp.
7.875%	04/15/2007	1,750,000	1,776,194
Burlington Northern Santa Fe Corp., Series H
9.250%	10/01/2006	1,075,000	1,081,201
CNF, Inc.
8.875%	05/01/2010	930,000	1,016,223
CSX Corp.
6.250%	10/15/2008	1,900,000	1,927,717
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	395,000	368,338
Norfolk Southern Corp.
6.000%	04/30/2008	625,000	629,492
Norfolk Southern Corp.
7.350%	05/15/2007	1,350,000	1,367,376
			8,166,541

TOTAL CORPORATE DEBT (Cost $145,928,488)			142,429,477

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Financial Services
Collateralized Mortgage Obligations

ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	1,766,127	1,658,033
AES Eastern Energy LP, Series 1999-1, Class A
9.000%	01/02/2017	560,325	610,754
Asset Securitization Corp., Series 1995-MD4, Class A1
7.100%	08/13/2029	46,991	47,353
Bank of America Mortgage Securities, Series 2004-G, Class 2A7
4.559%	08/25/2034	668,573	654,306
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA
4.015%	07/25/2034	2,246,038	2,178,190

9

Countrywide Home Loans, Inc., Series 2003-42, Class 1A1
3.630%	09/25/2033	466,661	465,782
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1
4.160%	02/25/2034	407,870	404,431
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	222,940	221,984
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1
2.254%	01/15/2037	572,644	559,407
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	266,618	268,439
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1
5.033%	12/10/2035	491,056	489,476
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1
4.578%	08/25/2034	754,375	765,291
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A
4.537%	08/25/2034	1,258,307	1,252,810
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA
6.206%	07/25/2033	239,201	239,132
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA
4.115%	02/25/2034	211,306	211,650
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2
4.601%	02/25/2034	1,459,872	1,434,661
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A
5.320%	02/25/2034	74,507	75,382
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A
4.990%	03/25/2034	718,889	725,315
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
5.600%	06/25/2032	289,690	288,672
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	1,713,353	1,643,533
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	917,857	923,830
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	416,795	417,868
Washington Mutual, Inc., Series 2004-AR14, Class A1
4.265%	01/25/2035	2,484,901	2,418,144
Washington Mutual, Inc., Series 2004-AR2, Class A
5.682%	04/25/2044	1,198,783	1,208,584

10

Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1
4.226%	09/25/2034	1,859,782	1,812,100
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.578%	12/25/2034	2,352,865	2,304,167
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2
4.109%	06/25/2035	2,471,619	2,419,269

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,242,840)			25,698,563

SOVEREIGN DEBT OBLIGATIONS — 0.1%

Province of Ontario
4.750%	01/19/2016	450,000	427,614

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $447,290)			427,614

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.2%
Federal Home Loan Mortgage Corporation (FHLMC) — 0.1%
Pass-Through Securities
FHLMC
5.500%	07/01/2020	541,248	535,244
FHLMC
7.500%	06/01/2015	50,981	52,525
			587,769

Federal National Mortgage Association (FNMA) — 10.1%
Pass-Through Securities
FNMA
4.500%	12/01/2020	4,288,915	4,094,405
FNMA
5.500%	02/01/2018 - 08/01/2035	21,204,336	20,829,747
FNMA
6.420%	11/01/2008	147,547	149,988
FNMA
9.000%	10/01/2009	37,552	38,418
FNMA TBA (c)
5.500%	08/01/2036	25,539,000	24,800,765
			49,913,323

Government National Mortgage Association (GNMA) — 0.0%
Pass-Through Securities
GNMA
7.500%	08/15/2029	55,543	58,153

11

GNMA
8.000%	09/15/2007 - 10/15/2007	23,317	23,480
			81,633

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $51,432,410)			50,582,725

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Inflation Index
3.875%	01/15/2009	4,277,750	4,428,474
U.S. Treasury Note (b)
3.875%	05/15/2010	695,000	670,458
U.S. Treasury Note
4.375%	05/15/2007	885,000	879,745
U.S. Treasury Note (b)
6.500%	10/15/2006	10,825,000	10,852,063

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,897,024)			16,830,740

TOTAL BONDS & NOTES (Cost $250,410,901)			245,278,137

OPTIONS — 0.1%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014		8,000,000	112,336
Goldman Swaption, Expires 4/14/2008, Strike 5.61		11,000,000	329,634
Goldman Swaption, Expires 4/14/2008, Strike 5.61		11,000,000	329,634

TOTAL OPTIONS (Cost $848,600)			771,604

TOTAL LONG TERM INVESTMENTS (Cost $251,259,501)			246,049,741

SHORT-TERM INVESTMENTS — 57.5%
Cash Equivalents — 2.1% (e)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	96,643	96,643
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	289,934	289,934
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	96,645	96,645
American Beacon Funds Money Market Fund (d)
		76,503	76,503
Bank of America
5.270%	09/12/2006	193,289	193,289
Bank of America
5.310%	03/08/2007	193,289	193,289

12

Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	193,289	193,289
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	193,289	193,289
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	386,578	386,578
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	289,934	289,934
BGI Institional Money Market Fund
5.224%	08/01/2006	332,501	332,501
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	541,209	541,209
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	347,920	347,920
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	193,289	193,289
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	444,565	444,565
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	374,981	374,981
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	309,263	309,263
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	251,276	251,276
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	153,852	153,852
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	386,578	386,578
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	154,631	154,631
Freddie Mac Discount Note
5.201%	08/22/2006	87,051	87,051
General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	193,289	193,289
Goldman Sachs Financial Square Prime Obligations Money Market Fund (d)
		73,021	73,021
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	289,934	289,934
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	289,934	289,934
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	761,559	761,559
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	289,934	289,934
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	193,289	193,289
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	386,578	386,578
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	193,289	193,289

13

Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	193,289	193,289
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	729,180	729,180
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	328,591	328,591
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	154,631	154,631
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	289,934	289,934
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	77,316	77,316
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	193,289	193,289
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	289,934	289,934
			10,513,500

Commercial Paper — 55.4%
Alcoa, Inc.
5.130%	08/28/2006	2,125,000	2,116,824
Alcoa, Inc.
5.300%	08/21/2006	2,500,000	2,492,639
Alcoa, Inc.
5.370%	09/08/2006	8,000,000	7,954,653
BellSouth Corp.
5.240%	08/15/2006	4,170,000	4,161,503
Bemis Co.
5.280%	08/08/2006	4,385,000	4,380,498
Cadbury Schweppes Finance PLC
5.140%	08/23/2006	2,725,000	2,716,441
Cadbury Schweppes Finance PLC
5.400%	09/07/2006	8,500,000	8,452,825
Centex Corp.
5.320%	08/07/2006	4,510,000	4,506,001
CIT Group, Inc.
4.720%	08/09/2006	2,700,000	2,697,168
CIT Group, Inc.
4.770%	08/07/2006	5,000,000	4,996,025
CIT Group, Inc.
5.310%	09/07/2006	580,000	576,835
ConocoPhillips Co.
5.360%	08/11/2006	10,000,000	9,985,111
CVS Corp.
5.190%	08/10/2006	4,000,000	3,994,810
DaimlerChrysler NA Holding Corp.
5.440%	09/05/2006	3,000,000	2,984,133
DaimlerChrysler NA Holding Corp.
5.460%	11/27/2006	3,000,000	2,946,310
DaimlerChrysler NA Holding Corp.
5.480%	11/03/2006	2,387,000	2,352,845
Dominion Resources, Inc.
5.360%	08/30/2006	8,000,000	7,965,458
Dow Jones & Co., Inc.
5.310%	08/09/2006	1,230,000	1,228,549

14

Dow Jones & Co., Inc.
5.410%	09/11/2006	1,500,000	1,490,758
E.W. Scripps Company
5.050%	08/15/2006	4,000,000	3,992,144
E.W. Scripps Company
5.300%	09/19/2006	6,800,000	6,750,946
FCAR Owner Trust I
5.100%	08/15/2006	1,811,000	1,807,408
Fortune Brands, Inc.
5.420%	09/12/2006	5,000,000	4,968,383
Fortune Brands, Inc.
5.430%	09/12/2006	4,000,000	3,974,660
General Electric Capital Corp.
5.060%	08/16/2006	5,719,000	5,706,943
General Mills, Inc.
5.330%	08/21/2006	2,020,000	2,014,018
General Mills, Inc.
5.380%	09/13/2006	2,440,000	2,424,320
Govco, Inc.
5.360%	10/30/2006	12,400,000	12,233,840
HBOS Treasury Services
5.350%	11/01/2006	4,252,000	4,193,866
International Lease Finance Corp.
5.050%	09/13/2006	8,327,000	8,276,772
ITT Industries, Inc.
5.350%	08/21/2006	4,000,000	3,988,111
ITT Industries, Inc.
5.400%	09/06/2006	6,370,000	6,335,602
John Deere Capital Corp.
4.580%	08/01/2006	3,000,000	3,000,000
John Deere Capital Corp.
5.180%	09/07/2006	2,305,000	2,292,728
John Deere Capital Corp.
5.360%	08/21/2006	3,430,000	3,419,786
Kellogg Co.
5.210%	08/25/2006	3,000,000	2,989,580
Kellogg Co.
5.400%	09/22/2006	500,000	496,100
Kellogg Co.
5.420%	10/06/2006	7,000,000	6,930,443
McCormick & Co., Inc.
4.880%	08/14/2006	2,280,000	2,275,983
McCormick & Co., Inc.
4.950%	08/14/2006	3,539,000	3,532,674
McCormick & Co., Inc.
5.300%	11/30/2006	4,000,000	3,928,745
National Rural Utilities Cooperative Finance Corp.
5.300%	08/21/2006	8,000,000	7,976,445
Nestle Capital Corp.
5.270%	09/19/2006	8,275,000	8,215,643
New Center Asset Trust
4.880%	08/18/2006	5,983,000	5,969,213
New Center Asset Trust
5.380%	10/03/2006	3,285,000	3,254,072

15

Paccar Financial Corp.
5.320%	09/14/2006	8,905,000	8,847,098
Pearson Holdings, Inc.
5.320%	08/02/2006	8,000,000	7,998,818
Reed Elsevier
5.340%	08/17/2006	7,020,000	7,003,339
Ryder System, Inc.
5.330%	08/08/2006	4,500,000	4,495,336
Time Warner, Inc.
5.420%	09/05/2006	6,000,000	5,968,383
Time Warner, Inc.
5.450%	09/19/2006	2,195,000	2,178,717
Toyota Motor Credit Co.
5.300%	09/18/2006	1,200,000	1,191,520
United Healthcare Corp.
5.030%	08/01/2006	1,500,000	1,500,000
United Healthcare Corp.
5.340%	09/25/2006	3,480,000	3,451,609
United Healthcare Corp.
5.360%	10/02/2006	5,000,000	4,953,844
Verizon Communications, Inc.
5.380%	08/30/2006	10,260,000	10,215,534
The Walt Disney Co.
4.990%	08/24/2006	2,500,000	2,492,030
Walt Disney Co.
5.080%	08/03/2006	2,890,000	2,889,184
Walt Disney Co.
5.100%	08/04/2006	4,000,000	3,998,300
Walt Disney Co.
5.400%	10/16/2006	600,000	593,160
Wellpoint, Inc.
5.120%	08/08/2006	1,250,000	1,248,756
Wellpoint, Inc.
5.340%	08/09/2006	5,885,000	5,878,016
			273,851,455

TOTAL SHORT-TERM INVESTMENTS (Cost $284,364,955)			284,364,955

TOTAL INVESTMENTS — 107.2% (Cost $535,624,456) (f)			$530,414,696

Other Assets/(Liabilities) — (7.2%)			(35,775,366)

NET ASSETS — 100.0%			$494,639,330

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

16

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $13,641,176 or 2.8% of net assets.

(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(d)	Amount represents shares owned of the fund.
(e)	Represents investments of security lending collateral. (Note 2).
(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual Premier Inflation-Protected Bond Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

		Principal Amount	Market Value
BONDS & NOTES — 100.1%
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds — 28.9%
U.S. Treasury Inflation Index
2.000%	01/15/2026	4,564,948	4,264,660
U.S. Treasury Inflation Index
2.375%	01/15/2025	27,814,337	27,584,001
U.S. Treasury Inflation Index
3.375%	04/15/2032	4,716,629	5,696,804
U.S. Treasury Inflation Index
3.625%	04/15/2028	17,512,822	21,212,406
U.S. Treasury Inflation Index
3.875%	04/15/2029	20,210,720	25,516,034
			84,273,905

U.S. Treasury Notes — 71.2%
U.S. Treasury Inflation Index
0.875%	04/15/2010	22,929,817	21,709,879
U.S. Treasury Inflation Index
1.625%	01/15/2015	16,461,779	15,486,932
U.S. Treasury Inflation Index
1.875%	07/15/2013	16,761,688	16,206,457
U.S. Treasury Inflation Index
1.875%	07/15/2015	12,298,352	11,775,672
U.S. Treasury Inflation Index
2.000%	01/15/2014	18,649,835	18,134,052
U.S. Treasury Inflation Index
2.000%	07/15/2014	15,354,545	14,905,904
U.S. Treasury Inflation Index
2.000%	01/15/2016	6,579,645	6,352,442
U.S. Treasury Inflation Index
2.375%	04/15/2011	3,473,304	3,474,118
U.S. Treasury Inflation Index
3.000%	07/15/2012	19,892,027	20,578,922
U.S. Treasury Inflation Index
3.375%	01/15/2007	12,932,550	12,952,757
U.S. Treasury Inflation Index
3.375%	01/15/2012	5,724,055	6,020,096
U.S. Treasury Inflation Index
3.500%	01/15/2011	10,655,920	11,173,731
U.S. Treasury Inflation Index
3.625%	01/15/2008	19,481,616	19,790,583
U.S. Treasury Inflation Index
3.875%	01/15/2009	16,734,461	17,324,089
U.S. Treasury Inflation Index
4.250%	01/15/2010	11,306,037	12,019,731
			207,905,365

TOTAL BONDS & NOTES (Cost $307,404,576)			292,179,270

1

TOTAL INVESTMENTS — 100.1% (a)

Other Assets/(Liabilities) — (0.1%)	(219,944)

NET ASSETS — 100.0%	$291,959,326

Notes to Portfolio of Investments

(a)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

MassMutual Premier Core Bond Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Air Transportation
UAL Corp. (a) (b)	1,887	49,326

TOTAL COMMON STOCK (Cost $0)		49,326

TOTAL EQUITIES (Cost $0)		49,326

		Principal Amount
BONDS & NOTES — 96.4%
ASSET BACKED SECURITIES — 2.0%
Financial Services

Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1
5.000%	10/25/2033	9,238,769	8,673,322

Community Program Loan Trust Series 1987-A, Class A4
4.500%	10/01/2018	765,435	749,804
Conseco Finance Securitizations Corp. Series 2001-C, Class AI4
6.190%	03/15/2030	379,328	379,687
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	2,689,955	2,851,352
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6
6.700%	10/25/2028	102,634	102,442
Oak Hill Credit Partners, Series 1A, Class A2
5.360%	09/12/2013	8,600,000	8,621,500
Travelers Funding Ltd., Series 1A, Class A1 (c)
6.300%	02/18/2014	10,518,897	10,517,845
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2
4.230%	02/07/2015	1,572,561	1,563,669

TOTAL ASSET BACKED SECURITIES (Cost $34,034,497)			33,459,621

CORPORATE DEBT — 32.8%
Aerospace & Defense — 0.2%

Goodrich (B.F.) Co.
7.500%	04/15/2008	3,480,000	3,581,261

Air Transportation — 0.0%

United Air Lines, Inc., Series 91B (a) (d) (e)
10.110%	02/19/2008	501,793	0
US Airways, Inc. Class B (a) (d)
7.500%	04/15/2008	1,087,971	13,600
			13,600

1

Apparel, Textiles & Shoes — 0.2%

Kellwood Co.
7.625%	10/15/2017	555,000	506,863
Kellwood Co.
7.875%	07/15/2009	1,065,000	1,051,527
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	1,430,000	1,483,531
			3,041,921

Automotive & Parts — 0.9%

DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	4,750,000	4,610,245
DaimlerChrysler NA Holding Corp.
4.125%	03/07/2007	9,915,000	9,822,840
General Motors Corp. (b)
8.375%	07/15/2033	683,000	560,060
			14,993,145

Banking, Savings & Loans — 2.3%

Ametek, Inc.
7.200%	07/15/2008	6,320,000	6,448,302
Bank of America Corp.
3.250%	08/15/2008	4,495,000	4,309,509
Bank One Corp.
6.000%	08/01/2008	2,428,000	2,451,105
CIT Group, Inc.
3.650%	11/23/2007	4,000,000	3,901,128
CIT Group, Inc.
3.875%	11/03/2008	1,295,000	1,251,096
CIT Group, Inc.
7.375%	04/02/2007	2,212,000	2,238,710
JP Morgan Chase & Co.
3.125%	12/11/2006	5,408,000	5,362,108
Kern River Funding Corp. (c)
4.893%	04/30/2018	3,587,061	3,407,672
Oak Hill Securities Fund II
8.920%	10/15/2006	2,270,000	2,274,540
SLM Corp.
5.000%	10/01/2013	2,330,000	2,221,082
SLM Corp.
5.625%	08/01/2033	1,435,000	1,303,162
Wells Fargo & Co.
4.125%	03/10/2008	2,700,000	2,643,332
			37,811,746

Beverages — 0.6%

Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	1,389,000	1,315,655

2

Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	3,101,000	3,230,253
Constellation Brands, Inc.
8.000%	02/15/2008	1,100,000	1,119,250
Diageo Finance BV
3.000%	12/15/2006	2,426,000	2,403,836
Miller Brewing Co. (c)
4.250%	08/15/2008	1,725,000	1,679,562
			9,748,556

Broadcasting, Publishing & Printing — 3.7%

Belo Corp.
6.750%	05/30/2013	4,300,000	4,335,178
Belo Corp.
8.000%	11/01/2008	2,765,000	2,884,434
Clear Channel Communications, Inc.
4.250%	05/15/2009	55,000	52,543
Clear Channel Communications, Inc.
4.625%	01/15/2008	5,000,000	4,916,075
Comcast Cable Communications, Inc.
6.200%	11/15/2008	5,175,000	5,246,343
Comcast Cable Communications, Inc.
8.375%	05/01/2007	2,023,000	2,063,432
Comcast Cable Communications, Inc.
8.375%	03/15/2013	132,000	147,838
Comcast Corp.
5.500%	03/15/2011	1,250,000	1,238,544
Cox Communications, Inc.
4.625%	01/15/2010	10,230,000	9,829,076
Cox Communications, Inc.
6.750%	03/15/2011	215,000	220,617
Cox Enterprises, Inc. (c)
4.375%	05/01/2008	4,825,000	4,705,514
Dow Jones & Co., Inc.
3.875%	02/15/2008	4,625,000	4,515,707
Knight-Ridder, Inc.
7.125%	06/01/2011	755,000	778,594
News America Holdings, Inc.
6.750%	01/09/2038	1,618,000	1,659,390
News America Holdings, Inc.
8.875%	04/26/2023	2,163,000	2,562,731
Pearson, Inc. (c)
7.375%	09/15/2006	700,000	701,148
Rogers Cable, Inc.
5.500%	03/15/2014	2,000,000	1,797,500
Shaw Communications, Inc.
8.250%	04/11/2010	4,115,000	4,264,169
Tele-Communications-TCI Group
9.800%	02/01/2012	170,000	197,144
The Thomson Corp.
6.200%	01/05/2012	2,144,000	2,181,398
Time Warner, Inc.
6.150%	05/01/2007	3,895,000	3,912,056
USA Interactive
7.000%	01/15/2013	3,575,000	3,628,525
			61,837,956

3

Building Materials & Construction — 0.4%

Chemed Corp.
8.750%	02/24/2011	2,825,000	2,966,250
Vulcan Materials Co.
6.000%	04/01/2009	3,237,000	3,282,512
			6,248,762

Chemicals — 0.8%

Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	3,771,000	3,759,408
Cytec Industries, Inc.
5.500%	10/01/2010	2,100,000	2,057,124
ICI Wilmington, Inc.
7.050%	09/15/2007	1,618,000	1,640,822
Lubrizol Corp.
4.625%	10/01/2009	2,770,000	2,683,443
Lubrizol Corp.
5.875%	12/01/2008	1,763,000	1,768,467
Sealed Air Corp. (c)
6.875%	07/15/2033	785,000	762,960
			12,672,224

Commercial Services — 0.4%

Allied Waste North America, Inc., Series B
5.750%	02/15/2011	1,400,000	1,323,000
Cendant Corp.
6.875%	08/15/2006	809,000	809,234
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	2,380,000	2,297,543
Ecolab, Inc.
6.875%	02/01/2011	120,000	125,715
Equifax, Inc.
4.950%	11/01/2007	1,741,000	1,716,717
Republic Services, Inc.
6.750%	08/15/2011	85,000	88,556
			6,360,765

Communications — 0.1%

Echostar DBS Corp. (c)
7.125%	02/01/2016	2,500,000	2,456,250

Computer Programming Services — 0.1%

Electronic Data Systems Corp., Series B
6.500%	08/01/2013	1,802,000	1,787,042

Computer Related Services — 0.1%

GTECH Holdings Corp.
4.500%	12/01/2009	1,300,000	1,256,893

4

Containers — 0.1%

Bemis Co., Inc.
6.500%	08/15/2008	910,000	924,319

Cosmetics & Personal Care — 0.0%

First Brands Corp., Series B
7.250%	03/01/2007	125,000	125,809

Data Processing & Preparation — 0.1%

Certegy, Inc.
4.750%	09/15/2008	1,133,000	1,062,282

Electric Utilities — 4.2%

Allegheny Energy Supply Co. LLC (c)
8.250%	04/15/2012	1,660,000	1,767,900
Appalachian Power Co., Series G
3.600%	05/15/2008	2,442,000	2,360,567
Carolina Power & Light Co.
6.125%	09/15/2033	40,000	39,194
Centerpoint Energy, Inc. Series B
5.875%	06/01/2008	5,439,000	5,448,540
Consolidated Edison Co. of New York, Inc.
6.150%	07/01/2008	75,000	75,863
Dominion Resources, Inc. (b)
5.150%	07/15/2015	1,800,000	1,679,918
DPL, Inc.
8.250%	03/01/2007	1,337,000	1,353,516
Duke Energy Field Services Corp.
7.875%	08/16/2010	4,046,000	4,350,599
Elwood Energy LLC
8.159%	07/05/2026	2,324,959	2,532,777
Entergy Gulf States, Inc.
5.250%	08/01/2015	6,350,000	5,835,555
FirstEnergy Corp., Series A
5.500%	11/15/2006	2,245,000	2,244,165
Homer City Funding LLC
8.734%	10/01/2026	2,827,275	3,166,548
Ipalco Enterprises, Inc.
8.375%	11/14/2008	5,000,000	5,150,000
Kansas Gas & Electric Co.
5.647%	03/29/2021	1,900,000	1,823,012
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	5,820,000	5,618,087
MidAmerican Energy Holdings Co.
5.125%	01/15/2013	75,000	72,544
Monongahela Power Co.
6.700%	06/15/2014	1,825,000	1,893,706
Nevada Power Co., Series L
5.875%	01/15/2015	2,400,000	2,312,736

5

PSEG Energy Holdings, Inc.
8.625%	02/15/2008	1,540,000	1,584,275
Tampa Electric Co.
5.375%	08/15/2007	3,480,000	3,468,137
Tenaska Oklahoma (c)
6.528%	12/30/2014	1,846,995	1,795,538
TransAlta Corp.
5.750%	12/15/2013	4,922,000	4,786,798
Tri-State Generation & Transmission Association, Series 2003, Class A (c)
6.040%	01/31/2018	2,194,000	2,175,234
Tri-State Generation & Transmission Association, Series 2003, Class B (c)
7.144%	07/31/2033	2,443,000	2,576,611
TXU Corp., Series P (b)
5.550%	11/15/2014	1,065,000	972,853
TXU Energy Co.
7.000%	03/15/2013	25,000	25,744
Virginia Electric and Power Co.
5.375%	02/01/2007	2,385,000	2,381,630
Wisconsin Electric Power
3.500%	12/01/2007	3,400,000	3,315,275
			70,807,322

Electrical Equipment & Electronics — 0.5%

Anixter, Inc.
5.950%	03/01/2015	3,065,000	2,827,462
Avnet, Inc.
8.000%	11/15/2006	15,000	15,069
Cooper Industries Ltd.
5.250%	07/01/2007	4,046,000	4,017,140
Thomas & Betts Corp., Series B MTN
6.390%	02/10/2009	1,150,000	1,168,141
			8,027,812

Energy — 2.4%

Alliance Pipeline LP (c)
6.996%	12/31/2019	1,485,729	1,587,279
Australian Gas Light Co. Ltd. (c)
6.400%	04/15/2008	3,470,000	3,502,587
Boardwalk Pipelines LLC
5.500%	02/01/2017	1,000,000	949,535
Chesapeake Energy Corp.
6.500%	08/15/2017	1,820,000	1,692,600
Colonial Pipeline Co. (c)
7.630%	04/15/2032	1,813,000	2,197,490
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	3,831,000	3,897,717
Enterprise Products Operating LP
7.500%	02/01/2011	805,000	850,012
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	1,745,000	1,707,969

6

Gulf South Pipeline Co., LP (c)
5.050%	02/01/2015	950,000	891,215
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	3,593,000	3,553,603
Kinder Morgan Energy Partners LP
6.300%	02/01/2009	900,000	907,845
Kinder Morgan Energy Partners LP
7.125%	03/15/2012	65,000	67,954
Kiowa Power Partners LLC (c)
4.811%	12/30/2013	1,498,244	1,437,415
Mobil Corp.
8.625%	08/15/2021	3,641,000	4,766,062
Northern Natural Gas Co. (c)
7.000%	06/01/2011	809,000	855,304
OAO Gazprom (c)
9.625%	03/01/2013	1,660,000	1,942,200
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	1,722,000	1,681,216
Plains All American Pipeline Co.
5.625%	12/15/2013	2,405,000	2,330,029
The Premcor Refining Group, Inc.
6.750%	05/01/2014	1,210,000	1,237,063
Tosco Corp.
7.250%	01/01/2007	150,000	150,808
XTO Energy, Inc.
4.900%	02/01/2014	4,100,000	3,813,258
			40,019,161

Entertainment & Leisure — 0.6%

Harrah’s Operating Co., Inc.
5.500%	07/01/2010	1,740,000	1,707,499
Liberty Media Corp. (b)
3.500%	09/25/2006	5,285,000	5,263,559
Park Place Entertainment Corp.
7.000%	04/15/2013	1,618,000	1,656,397
Park Place Entertainment Corp.
7.500%	09/01/2009	1,760,000	1,835,131
Park Place Entertainment Corp.
8.500%	11/15/2006	445,000	448,153
			10,910,739

Financial Services — 5.5%

American Honda Finance Corp. (c)
3.850%	11/06/2008	3,322,000	3,207,437
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	5,000,000	4,964,995
Boeing Capital Corp.
5.800%	01/15/2013	635,000	641,696
Bombardier Capital, Inc. (c)
6.750%	05/01/2012	1,265,000	1,170,125
Caterpillar Financial Services Corp., Series F
3.625%	11/15/2007	5,515,000	5,385,122
Citigroup, Inc.
7.250%	10/01/2010	149,904	159,580

7

Countrywide Home Loans, Inc.
3.250%	05/21/2008	5,080,000	4,886,305
Emerald Investment Grade CBO Ltd. (c)
5.819%	05/24/2011	1,423,490	1,423,934
ERAC USA Finance Co. (c)
6.700%	06/01/2034	1,773,000	1,777,970
ERAC USA Finance Co. (c)
6.750%	05/15/2007	3,641,000	3,658,153
ERAC USA Finance Co. (c)
7.950%	12/15/2009	40,000	42,632
Ford Motor Credit Co.
7.250%	10/25/2011	183,216	166,401
Forte CDO (Cayman) Ltd., Series A3-A (c)
7.011%	04/12/2013	1,214,000	1,241,194
Foster’s Finance Corp. (c)
6.875%	06/15/2011	955,000	997,491
Franklin Resources, Inc.
3.700%	04/15/2008	3,878,000	3,762,436
General Motors Acceptance Corp. (b)
6.125%	09/15/2006	181,544	181,469
General Motors Acceptance Corp. (b)
6.150%	04/05/2007	6,120,000	6,096,560
General Motors Acceptance Corp.
6.875%	09/15/2011	216	209
Glencore Funding LLC (c)
6.000%	04/15/2014	2,550,000	2,371,755
The Goldman Sachs Group, Inc.
6.125%	02/15/2033	1,575,000	1,507,343
Goldman Sachs Group, Inc., Series B
2.850%	10/27/2006	100,000	99,358
Household Finance Corp.
4.125%	12/15/2008	3,863,000	3,750,370
Household Finance Corp.
6.375%	10/15/2011	732,000	754,972
IBM Canada Credit Services Corp. (c)
3.750%	11/30/2007	1,214,000	1,180,422
iStar Financial, Inc. REIT
7.000%	03/15/2008	2,240,000	2,282,959
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	770,000	753,674
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	1,475,000	1,437,576
Jefferies Group, Inc.
7.500%	08/15/2007	2,053,000	2,077,956
John Deere Capital Corp.
5.125%	10/19/2006	50,000	49,957
Kimco Realty Corp., Series B MTN
7.860%	11/01/2007	3,200,000	3,275,306
National Rural Utilities Cooperative Finance Corp.
3.250%	10/01/2007	1,274,000	1,242,577
Nisource Finance Corp.
3.200%	11/01/2006	2,243,000	2,229,170
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	640,000	620,800

8

Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	2,070,000	2,090,700
Sears Roebuck Acceptance Corp.
6.750%	08/15/2011	183,216	182,358
Senior Housing Properties Trust REIT
8.625%	01/15/2012	500,000	525,000
Simon Property Group LP
6.875%	11/15/2006	1,264,000	1,267,661
Sony Capital Corp. (c)
4.950%	11/01/2006	1,589,000	1,583,720
Sprint Capital Corp.
6.900%	05/01/2019	1,503,000	1,561,094
Telecom Italia Capital SA
6.000%	09/30/2034	2,445,000	2,164,798
Textron Financial Corp., Series E
2.690%	10/03/2006	4,129,000	4,109,817
Trains 5-2002 (c)
5.936%	01/25/2007	1,748,198	1,747,796
Trains 10-2002 (c)
6.962%	01/15/2012	2,848,176	2,981,898
Verizon Global Funding Corp.
4.375%	06/01/2013	920,000	838,676
Verizon Global Funding Corp.
7.750%	12/01/2030	1,080,000	1,179,220
Verizon Global Funding Corp., Series A MTN
7.600%	03/15/2007	4,046,000	4,093,779
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	3,995,000	4,316,773
			92,041,194

Food Retailers — 0.2%

SuperValu, Inc.
7.875%	08/01/2009	2,659,000	2,738,584

Foods — 1.2%

General Mills, Inc.
2.625%	10/24/2006	15,907,000	15,801,775
Hershey Foods Corp.
7.200%	08/15/2027	589,000	668,217
Smithfield Foods, Inc.
7.000%	08/01/2011	4,170,000	4,117,875
			20,587,867

Forest Products & Paper — 0.8%

International Paper Co.
3.800%	04/01/2008	8,545,000	8,289,385
Packaging Corp. of America
5.750%	08/01/2013	1,560,000	1,505,210
Rock-Tenn Co. (b)
8.200%	08/15/2011	4,255,000	4,297,550
			14,092,145

9

Healthcare — 0.1%

HCA, Inc.
6.950%	05/01/2012	2,060,000	1,807,650

Heavy Machinery — 1.0%

Briggs & Stratton Corp.
7.250%	09/15/2007	700,000	711,375
Briggs & Stratton Corp.
8.875%	03/15/2011	2,970,000	3,215,025
Idex Corp.
6.875%	02/15/2008	3,581,000	3,613,021
Timken Co.
5.750%	02/15/2010	3,250,000	3,202,212
Timken Co., Series A
6.750%	08/21/2006	2,343,000	2,342,712
Toro Co.
7.800%	06/15/2027	846,000	928,450
York International Corp.
6.625%	08/15/2006	1,942,000	1,942,357
			15,955,152

Home Construction, Furnishings & Appliances — 0.6%

D.R. Horton, Inc.
4.875%	01/15/2010	585,000	558,618
Miller (Herman), Inc.
7.125%	03/15/2011	2,473,000	2,555,390
Newell Rubbermaid, Inc.
4.000%	05/01/2010	1,843,000	1,739,731
Steelcase, Inc.
6.375%	11/15/2006	5,913,000	5,901,304
			10,755,043

Industrial - Diversified — 0.9%

American Standard, Inc.
7.375%	02/01/2008	1,250,000	1,275,126
American Standard, Inc.
7.625%	02/15/2010	3,290,000	3,453,691
Carlisle Companies, Inc.
6.700%	05/15/2008	3,641,000	3,682,591
Carlisle Companies, Inc.
7.250%	01/15/2007	1,000,000	1,003,814
Dover Corp.
6.250%	06/01/2008	1,618,000	1,640,940
Leucadia National Corp.
7.000%	08/15/2013	1,545,000	1,514,100
Leucadia National Corp.
7.750%	08/15/2013	2,023,000	2,078,632
Tyco International Group SA
6.375%	10/15/2011	1,110,000	1,144,805
			15,793,699

10

Insurance — 0.2%

Humana, Inc.
7.250%	08/01/2006	4,146,000	4,146,000

Lodging — 0.6%

Hilton Hotels Corp.
7.200%	12/15/2009	295,000	302,776
Hilton Hotels Corp.
7.625%	05/15/2008	1,897,000	1,939,946
MGM Mirage
6.000%	10/01/2009	1,500,000	1,458,750
MGM Mirage
6.750%	09/01/2012	3,500,000	3,386,250
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	2,565,000	2,706,075
			9,793,797

Medical Supplies — 0.2%

Boston Scientific Corp.
5.450%	06/15/2014	100,000	93,422
Millipore Corp.
7.500%	04/01/2007	3,034,000	3,060,939
			3,154,361

Metals & Mining — 0.3%

Alcan Aluminum Ltd.
6.250%	11/01/2008	2,023,000	2,050,594
Barrick Gold Corp.
7.500%	05/01/2007	3,237,000	3,281,056
			5,331,650

Oil & Gas — 0.0%

KeySpan Gas East Corp., Series A MTN
6.900%	01/15/2008	675,000	686,623

Prepackaged Software — 0.3%

Veritas Software Corp. (b)
0.250%	08/01/2013	5,035,000	5,003,531

Real Estate — 0.6%

BRE Properties, Inc.
7.450%	01/15/2011	2,023,000	2,148,384
EOP Operating LP
6.750%	02/15/2008	3,400,000	3,453,870
First Industrial LP
7.600%	05/15/2007	2,473,000	2,505,745

11

First Industrial LP MTN
7.000%	12/01/2006	1,821,000	1,828,737
			9,936,736

Restaurants — 0.1%

Aramark Services, Inc.
7.000%	05/01/2007	171,000	171,674
Aramark Services, Inc.
7.100%	12/01/2006	1,820,000	1,826,062
			1,997,736

Retail — 0.2%

Fred Meyer, Inc.
7.450%	03/01/2008	1,140,000	1,169,195
J.C. Penney Co., Inc.
7.950%	04/01/2017	710,000	801,050
The May Department Stores Co.
3.950%	07/15/2007	1,720,000	1,690,488
			3,660,733

Retail - Grocery — 0.0%

Albertson’s, Inc.
7.500%	02/15/2011	100,000	99,780

Telephone Utilities — 0.6%

AT&T Corp.
6.000%	03/15/2009	16,000	16,163
Cingular Wireless
5.625%	12/15/2006	647,000	647,155
Embarq Corp.
6.738%	06/01/2013	925,000	933,883
Embarq Corp.
7.082%	06/01/2016	1,760,000	1,771,255
Qwest Corp.
8.875%	03/15/2012	1,747,000	1,882,392
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	1,700,000	1,632,000
Rogers Wireless Communications, Inc.
8.454%	12/15/2010	1,020,000	1,048,050
SBC Communications, Inc.
6.125%	02/15/2008	1,600,000	1,611,275
Verizon Virginia, Inc., Series A
4.625%	03/15/2013	50,000	45,398
			9,587,571

Transportation — 1.6%

Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	2,910,000	3,099,313
Burlington Northern Santa Fe Corp., Series H
9.250%	10/01/2006	7,025,000	7,065,520

12

CNF, Inc.
8.875%	05/01/2010	2,023,000	2,210,558
CSX Corp.
6.250%	10/15/2008	3,123,000	3,168,558
CSX Corp.
7.250%	05/01/2027	802,000	895,414
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	1,960,000	1,827,700
Norfolk Southern Corp.
6.000%	04/30/2008	2,330,000	2,346,746
Norfolk Southern Corp.
7.250%	02/15/2031	120,000	135,356
Norfolk Southern Corp.
7.350%	05/15/2007	425,000	430,470
TTX Co. (c)
4.500%	12/15/2010	5,260,000	4,919,478
			26,099,113

Travel — 0.1%

Sabre Holdings Corp.
6.350%	03/15/2016	1,660,000	1,585,227

TOTAL CORPORATE DEBT (Cost $562,003,428)			548,541,757

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.9%
Financial Services
Collateralized Mortgage Obligations

ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	6,355,527	5,966,541
AES Eastern Energy LP, Series 1999-1, Class A
9.000%	01/02/2017	2,102,339	2,291,550
Asset Securitization Corp., Series 1995-MD4, Class A1
7.100%	08/13/2029	99,798	100,566
Bank of America Large Loan, Series 2001-FMA, Class A2 (c)
6.490%	12/13/2016	1,537,000	1,595,978
Bank of America Mortgage Securities, Series 2004-G, Class 2A7
4.559%	08/25/2034	2,537,540	2,483,389
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA
4.016%	07/25/2034	5,941,132	5,761,664
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1
3.848%	09/25/2033	1,852,061	1,848,574
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1
4.136%	02/25/2034	1,572,026	1,558,774
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	876,898	873,136

13

CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1
2.254%	01/15/2037	2,219,950	2,168,636
FedEx Corp., Series 1997-1, Class A
7.500%	01/15/2018	83,985	91,618
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	605,446	609,580
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1
5.033%	12/10/2035	76,727	76,481
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1
4.578%	08/25/2034	2,819,926	2,860,731
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A
4.537%	08/25/2034	4,246,786	4,228,232
JP Morgan Commercial Mortgage Finance Corp., Series 1999-C7, Class A2
6.507%	10/15/2035	340,749	346,160
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1
5.000%	12/25/2033	10,404,537	9,767,751
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1
6.310%	11/15/2026	35,927	35,994
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA
6.206%	07/25/2033	612,952	612,775
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA
4.115%	02/25/2034	877,733	879,164
Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A1 (c)
6.148%	02/03/2016	1,810,371	1,838,187
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A
5.320%	02/25/2034	257,204	260,223
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B (c)
6.920%	02/03/2014	2,428,000	2,511,592
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A
4.976%	03/25/2034	2,821,640	2,846,863
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
5.600%	06/25/2032	1,128,654	1,124,690
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	5,816,260	5,579,248
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	1,504,419	1,575,079
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	3,484,987	3,507,666
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	1,562,311	1,566,329

14

Washington Mutual, Inc., Series 2003-S11, Class A1
5.000%	11/25/2033	13,269,224	12,457,093
Washington Mutual, Inc., Series 2004-AR14, Class A1
4.265%	01/25/2035	9,608,284	9,350,158
Washington Mutual, Inc., Series 2004-AR2, Class A
5.682%	04/25/2044	4,513,847	4,550,751
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1
4.220%	09/25/2034	6,982,955	6,803,922
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.577%	12/25/2034	8,739,212	8,558,333
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2
4.109%	06/25/2035	8,568,280	8,386,798

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $117,852,855)			115,074,226

SOVEREIGN DEBT OBLIGATIONS — 0.7%

Province of Ontario
4.750%	01/19/2016	7,400,000	7,031,872
United Mexican States
5.625%	01/15/2017	5,735,000	5,505,600

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,839,993)			12,537,472

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.1%
Federal Home Loan Mortgage Corporation (FHLMC) — 8.0%
— 2.0%
Freddie Mac
4.000%	12/15/2009	35,290,000	33,960,820

Collateralized Mortgage Obligations — 0.2%
FHLMC Series 1337, Class D
6.000%	08/15/2007	31,225	31,225
FHLMC, Series 2178, Class PB
7.000%	08/15/2029	2,501,662	2,565,723
			2,596,948

Pass-Through Securities — 5.8%
FHLMC
4.500%	10/01/2018	276,813	264,692
FHLMC
5.000%	10/01/2035	28,883,627	27,316,465
FHLMC
5.500%	12/01/2020 - 06/01/2033	62,872,521	62,080,506
FHLMC
6.000%	06/01/2016 - 02/01/2018	1,243,670	1,254,795

15

FHLMC
6.500%	05/01/2016 - 07/01/2017	1,949,686	1,975,531
FHLMC
7.000%	07/01/2029 - 10/01/2031	1,436,998	1,478,163
FHLMC
7.500%	06/01/2015 - 01/01/2031	906,071	940,222
FHLMC
8.000%	03/01/2015 - 08/01/2015	1,036,648	1,085,556
FHLMC
8.250%	05/01/2017	115,508	120,557
FHLMC
8.500%	11/01/2025	124,215	133,026
FHLMC
9.000%	03/01/2017	13,450	13,997
			96,663,510
			133,221,278

Federal National Mortgage Association (FNMA) — 22.7%
— 2.0%
Fannie Mae (b)
3.875%	02/15/2010	35,000,000	33,459,139

Collateralized Mortgage Obligations — 0.1%
FNMA Series 1989-20, Class A
6.750%	04/25/2018	1,911,797	1,952,303

Pass-Through Securities — 20.6%
FNMA
4.500%	09/01/2018 - 04/01/2021	15,821,294	15,114,182
FNMA
5.000%	03/01/2018 - 09/01/2035	45,314,936	42,891,259
FNMA
5.500%	11/01/2016 - 05/01/2036	138,534,781	135,295,133
FNMA
6.000%	05/01/2011	37,549	37,879
FNMA
6.420%	11/01/2008	659,216	670,119
FNMA
6.500%	05/01/2017	892,069	905,310
FNMA
7.000%	12/01/2029 - 07/01/2032	354,618	364,090
FNMA
7.500%	09/01/2029 - 10/01/2031	415,844	430,566
FNMA
8.000%	07/01/2020 - 09/01/2031	1,100,706	1,168,332
FNMA
8.500%	08/01/2026	304,087	324,695
FNMA TBA (f)
5.000%	08/01/2036	25,150,000	23,796,223
FNMA TBA (f)
5.500%	08/01/2036	127,788,000	124,094,135
			345,091,923
			380,503,365

16

Government National Mortgage Association (GNMA) — 0.3%
Pass-Through Securities
GNMA
6.000%	06/15/2011	30,917	31,430
GNMA
7.000%	08/15/2023 - 08/15/2032	2,187,867	2,263,576
GNMA
7.250%	07/20/2021 - 07/20/2022	964,551	998,844
GNMA
7.500%	06/15/2011 - 09/15/2023	621,976	644,601
GNMA
8.000%	10/15/2006 - 11/15/2030	482,313	502,236
GNMA
8.500%	08/15/2030	5,326	5,670
GNMA
9.000%	04/15/2009 - 10/15/2009	4,108	4,237
			4,450,594

Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV, TVA
4.687%	01/15/2022	2,038,155	1,935,222

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $525,761,975)			520,110,459

U.S. TREASURY OBLIGATIONS — 22.9%
U.S. Treasury Bonds — 10.2%
U.S. Treasury Bond (b)
3.000%	11/15/2007	27,340,000	26,641,548
U.S. Treasury Bond (b)
6.125%	11/15/2027	12,947,000	14,541,099
U.S. Treasury Bond (b) (g)
6.125%	08/15/2029	74,509,000	84,218,454
U.S. Treasury Bond (b)
6.875%	08/15/2025	6,555,000	7,892,630
U.S. Treasury Bond
7.125%	02/15/2023	3,520,000	4,273,500
U.S. Treasury Bond
7.500%	11/15/2016	8,092,000	9,680,055
U.S. Treasury Bond
8.875%	08/15/2017	17,641,000	23,280,607
			170,527,893

U.S. Treasury Notes — 12.7%
U.S. Treasury Inflation Index
3.875%	01/15/2009	20,678,880	21,407,488
U.S. Treasury Note (b)
3.875%	05/15/2010	2,740,000	2,643,244
U.S. Treasury Note (b)
3.875%	02/15/2013	1,020,000	960,553
U.S. Treasury Note
4.000%	11/15/2012	997,000	947,929

17

U.S. Treasury Note (b)
4.000%	02/15/2015	96,900,000	90,480,375
U.S. Treasury Note
4.875%	05/31/2011	57,223,000	57,124,645
U.S. Treasury Note (b)
5.000%	08/15/2011	38,770,000	38,994,137
			212,558,371

TOTAL U.S. TREASURY OBLIGATIONS (Cost $387,677,334)			383,086,264

TOTAL BONDS & NOTES (Cost $1,640,170,082)			1,612,809,799

OPTIONS — 0.1%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014		26,000,000	365,092
Goldman Swaption, Expires 4/14/2008, Strike 5.61		35,200,000	1,054,828
Goldman Swaption, Expires 4/14/2008, Strike 5.61		35,200,000	1,054,828

TOTAL OPTIONS (Cost $2,720,880)			2,474,748

TOTAL LONG TERM INVESTMENTS (Cost $1,642,890,962)			1,615,333,873

SHORT-TERM INVESTMENTS — 28.8%
Cash Equivalents — 17.3% (i)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	2,660,560	2,660,560
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	7,981,676	7,981,676
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	2,660,559	2,660,559
American Beacon Funds Money Market Fund (h)		2,106,074	2,106,074
Bank of America
5.270%	09/12/2006	5,321,117	5,321,117
Bank of America
5.310%	03/08/2007	5,321,117	5,321,117
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	5,321,117	5,321,117
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	5,321,117	5,321,117
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	10,642,235	10,642,235
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	7,981,676	7,981,676
BGI Institional Money Market Fund
5.224%	08/01/2006	9,153,518	9,153,518
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	14,899,129	14,899,129

18

Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	9,578,011	9,578,011
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	5,321,117	5,321,117
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	12,238,570	12,238,570
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	10,322,968	10,322,968
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	8,513,788	8,513,788
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	6,917,453	6,917,453
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	4,235,435	4,235,435
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	10,642,235	10,642,235
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	4,256,894	4,256,894
Freddie Mac Discount Note
5.201%	08/22/2006	2,396,467	2,396,467
General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	5,321,117	5,321,117
Goldman Sachs Financial Square Prime Obligations Money Market Fund (h)		2,010,217	2,010,217
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	7,981,676	7,981,676
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	7,981,676	7,981,676
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	20,965,202	20,965,202
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	7,981,676	7,981,676
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	5,321,117	5,321,117
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	10,642,235	10,642,235
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	5,321,117	5,321,117
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	5,321,117	5,321,117
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	20,073,841	20,073,841
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	9,045,899	9,045,899
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	4,256,894	4,256,894
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	7,981,676	7,981,676
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	2,128,447	2,128,447

19

Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	5,321,117	5,321,117
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	7,981,676	7,981,676
			289,429,533

Commercial Paper — 11.5%
Alcoa, Inc.
5.320%	08/24/2006	10,000,000	9,966,010
Apache Corp. (c)
5.380%	08/15/2006	4,685,000	4,675,198
Apache Corp. (c)
5.400%	08/25/2006	6,155,000	6,132,842
Block Financial Corp.
5.410%	08/31/2006	13,035,000	12,976,234
Cadbury Schweppes Finance PLC (c)
5.350%	08/23/2006	4,500,000	4,485,287
Cadbury Schweppes Finance PLC (c)
5.360%	08/11/2006	3,607,000	3,601,630
Cadbury Schweppes Finance PLC (c)
5.400%	09/05/2006	3,000,000	2,984,250
Centex Corp.
5.330%	08/03/2006	6,000,000	5,998,223
ConocoPhillips Co.
5.360%	08/11/2006	4,953,000	4,945,626
Consolidated Natural Gas Co.
5.360%	08/07/2006	7,000,000	6,993,747
CVS Corp. (c)
5.330%	08/11/2006	7,150,000	7,139,414
CVS Corp. (c)
5.450%	08/14/2006	3,500,000	3,493,112
DaimlerChrysler NA Holding Corp.
5.390%	08/08/2006	4,870,000	4,864,896
DaimlerChrysler NA Holding Corp.
5.420%	08/10/2006	2,500,000	2,496,613
DaimlerChrysler NA Holding Corp.
5.420%	08/21/2006	4,000,000	3,987,956
Dominion Resources, Inc. (c)
5.350%	08/02/2006	3,712,000	3,711,448
Dow Jones & Co., Inc. (c)
5.360%	08/16/2006	6,000,000	5,986,600
Dow Jones & Co., Inc.
5.410%	09/11/2006	4,938,000	4,907,575
Fortune Brands, Inc.
5.430%	09/12/2006	5,000,000	4,968,325
ITT Industries, Inc. (c)
5.200%	08/01/2006	2,430,000	2,430,000
ITT Industries, Inc. (c)
5.330%	08/14/2006	2,000,000	1,996,150
ITT Industries, Inc. (c)
5.350%	08/11/2006	3,965,000	3,959,107
Kellogg Co.
5.400%	09/22/2006	3,350,000	3,323,870
Pearson Holdings, Inc.
5.320%	08/02/2006	2,560,000	2,559,622

20

Pearson Holdings, Inc.
5.410%	08/18/2006	3,000,000	2,992,336
Pearson, Inc.
5.350%	08/07/2006	4,525,000	4,520,965
Pearson, Inc.
5.450%	08/09/2006	1,116,000	1,114,648
Reed Elsevier (c)
5.330%	08/15/2006	1,595,000	1,591,694
Reed Elsevier Finance SA (c)
5.350%	08/14/2006	10,000,000	9,980,680
Textron Financial Corp.
5.220%	08/09/2006	2,500,000	2,497,100
Textron Financial Corp.
5.240%	08/02/2006	4,905,000	4,904,286
Textron Financial Corp.
5.270%	08/09/2006	7,000,000	6,991,802
The Walt Disney Co.
5.110%	08/04/2006	4,000,000	3,998,297
The Walt Disney Co.
5.150%	08/01/2006	7,000,000	7,000,000
Time Warner, Inc.
5.400%	08/21/2006	5,950,000	5,932,150
Time Warner, Inc.
5.450%	09/19/2006	2,005,000	1,990,127
Vf Corp.
5.380%	08/10/2006	8,850,000	8,838,097
Wellpoint, Inc.
5.370%	08/17/2006	7,065,000	7,048,138
Wellpoint, Inc.
5.380%	08/17/2006	4,000,000	3,990,436
			191,974,491

TOTAL SHORT-TERM INVESTMENTS (Cost $481,404,024)			481,404,024

TOTAL INVESTMENTS — 125.3% (Cost $2,124,294,986) (j)			$2,096,737,897

Other Assets/(Liabilities) — (25.3%)			(423,746,608)

NET ASSETS — 100.0%			$1,672,991,289

Notes to Portfolio of Investments
MTN - Medium Term Note
REIT - Real Estate Investment Trust
TBA - To be announced

(a) Non-income producing security.
(b) Denotes all or a portion of security on loan. (Note 2).
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $141,376,898 or 8.5% of net assets.

21

(d)	Security is currently in default.
(e)	This security is valued in good faith under procedures established by the board of trustees.
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	Amount represents shares owned of the fund.
(i)	Represents investments of security lending collateral. (Note 2).
(j)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

22

MassMutual Premier Diversified Bond Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

		Number of
		Shares	Market Value
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Financial Services — 0.0%
Contifinancial Corp. Liquidating Trust		114,845	3,445

Telephone Utilities — 0.0%
Manitoba Telecom Services, Inc.		1,909	78,460

TOTAL COMMON STOCK (Cost $138,242)			81,905

TOTAL EQUITIES (Cost $138,242)			81,905

		Principal
		Amount
BONDS & NOTES — 96.5%
ASSET BACKED SECURITIES — 0.8%
Financial Services
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1
5.000%	10/25/2033	690,111	647,874
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	606,818	643,227
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6
6.700%	10/25/2028	4,260	4,252
Travelers Funding Ltd., Series 1A, Class A1 (a)
6.300%	02/18/2014	2,166,207	2,165,990
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2
4.230%	02/07/2015	93,272	92,744

TOTAL ASSET BACKED SECURITIES (Cost $3,627,999)			3,554,087

CORPORATE DEBT — 30.7%
Aerospace & Defense — 0.1%

Bombardier, Inc. (a)
6.300%	05/01/2014	200,000	175,000
GenCorp, Inc.
9.500%	08/15/2013	97,000	101,365
Goodrich (B.F.) Co.
7.500%	04/15/2008	100,000	102,910
Moog, Inc.
6.250%	01/15/2015	230,000	215,625
			594,900

1

Apparel, Textiles & Shoes — 0.4%

GFSI, Inc. (a)
11.000%	06/01/2011	325,000	308,750
Kellwood Co.
7.625%	10/15/2017	65,000	59,362
Kellwood Co.
7.875%	07/15/2009	200,000	197,470
Mohawk Industries, Inc., Series C
6.500%	04/15/2007	825,000	829,181
Phillips Van-Heusen Corp.
7.250%	02/15/2011	270,000	267,975
			1,662,738

Automotive & Parts — 1.1%

Affinia Group, Inc.
9.000%	11/30/2014	225,000	204,750
American Tire Distributer (a)
11.758%	04/01/2012	400,000	368,000
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	100,000	97,058
DaimlerChrysler NA Holding Corp.
4.125%	03/07/2007	3,000,000	2,972,115
General Motors Corp. (b)
8.375%	07/15/2033	165,000	135,300
The Goodyear Tire & Rubber Co. (b)
9.000%	07/01/2015	500,000	481,250
Keystone Automotive Operations, Inc.
9.750%	11/01/2013	25,000	23,812
Tenneco Automotive, Inc. (b)
8.625%	11/15/2014	450,000	446,625
United Components, Inc.
9.375%	06/15/2013	265,000	260,694
			4,989,604

Banking, Savings & Loans — 1.8%

Ametek, Inc.
7.200%	07/15/2008	760,000	775,429
Bank of America Corp.
4.250%	10/01/2010	225,000	215,101
Capital One Bank
5.000%	06/15/2009	680,000	669,417
CIT Group, Inc.
3.650%	11/23/2007	850,000	828,990
CIT Group, Inc.
3.875%	11/03/2008	275,000	265,677
CIT Group, Inc.
7.375%	04/02/2007	75,000	75,906
Dollar Financial Group, Inc.
9.750%	11/15/2011	222,000	238,095
JP Morgan Chase & Co.
3.125%	12/11/2006	1,500,000	1,487,271
Kern River Funding Corp. (a)
4.893%	04/30/2018	152,600	144,968

2

MBNA Corp.
4.625%	09/15/2008	430,000	422,850
Simon Debartolo Group LP
7.125%	09/20/2007	500,000	504,623
SLM Corp.
5.625%	08/01/2033	160,000	145,300
SLM Corp., Series A MTN
4.000%	01/15/2009	1,000,000	966,216
Washington Mutual Bank
4.500%	08/25/2008	500,000	490,201
Wells Fargo & Co.
4.125%	03/10/2008	750,000	734,259
Wells Fargo & Co.
4.875%	01/12/2011	235,000	229,535
			8,193,838

Beverages — 0.7%

Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	65,000	61,568
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	450,000	468,756
Diageo Finance BV
3.000%	12/15/2006	2,000,000	1,981,728
Miller Brewing Co. (a)
4.250%	08/15/2008	275,000	267,756
National Wine and Spirits, Inc.
10.125%	01/15/2009	525,000	530,250
			3,310,058

Broadcasting, Publishing & Printing — 3.6%

Belo Corp.
6.750%	05/30/2013	1,100,000	1,108,999
Belo Corp.
7.125%	06/01/2007	558,000	561,676
Belo Corp.
8.000%	11/01/2008	750,000	782,396
British Sky Broadcasting PLC
6.875%	02/23/2009	750,000	771,115
Cablevision Systems Corp.
9.620%	04/01/2009	300,000	319,500
CCH I LLC
11.000%	10/01/2015	400,000	359,000
CCH I LLC
11.125%	01/15/2014	850,000	569,500
Clear Channel Communications, Inc.
6.000%	11/01/2006	1,500,000	1,500,595
Comcast Cable Communications, Inc.
6.200%	11/15/2008	850,000	861,718
Comcast Corp.
7.050%	03/15/2033	500,000	510,260
Cox Communications, Inc.
4.625%	01/15/2010	1,860,000	1,787,105

3

Cox Communications, Inc.
6.750%	03/15/2011	145,000	148,788
Cox Enterprises, Inc. (a)
4.375%	05/01/2008	460,000	448,609
Cox Enterprises, Inc. (a)
8.000%	02/15/2007	1,815,000	1,830,248
Dow Jones & Co., Inc.
3.875%	02/15/2008	1,400,000	1,366,917
Knight-Ridder, Inc.
7.125%	06/01/2011	170,000	175,313
Pearson, Inc. (a)
7.375%	09/15/2006	775,000	776,271
Shaw Communications, Inc.
8.250%	04/11/2010	225,000	233,156
The Thomson Corp.
5.750%	02/01/2008	1,130,000	1,130,889
The Thomson Corp.
6.200%	01/05/2012	70,000	71,221
Time Warner, Inc.
6.150%	05/01/2007	500,000	502,189
USA Interactive
7.000%	01/15/2013	800,000	811,978
Vertis, Inc., Series B (b)
10.875%	06/15/2009	225,000	223,031
			16,850,474

Building Materials & Construction — 0.1%

Chemed Corp.
8.750%	02/24/2011	525,000	551,250

Chemicals — 1.0%

Airgas, Inc.
7.750%	09/15/2006	105,000	105,262
Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	1,550,000	1,545,235
Consolidated Container Co. LLC (b)
10.750%	06/15/2009	200,000	190,750
Cytec Industries, Inc.
5.500%	10/01/2010	415,000	406,527
Geo Sub Corp.
11.000%	05/15/2012	500,000	502,500
Georgia Gulf Corp.
7.125%	12/15/2013	175,000	167,125
Graham Packaging Co. (b)
9.875%	10/15/2014	300,000	291,750
Huntsman LLC
11.625%	10/15/2010	217,000	238,971
Lubrizol Corp.
5.875%	12/01/2008	315,000	315,977
Nova Chemicals Corp.
8.405%	11/15/2013	175,000	176,750
Praxair, Inc.
6.500%	03/01/2008	550,000	558,915
			4,499,762

4

Commercial Services — 1.2%

Cadmus Communications Corp.
8.375%	06/15/2014	700,000	684,250
Cendant Corp.
6.875%	08/15/2006	75,000	75,022
Cenveo Corp.
7.875%	12/01/2013	200,000	194,500
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	650,000	627,480
Ecolab, Inc.
6.875%	02/01/2011	135,000	141,429
Equifax, Inc.
4.950%	11/01/2007	625,000	616,282
Insurance Auto Auctions, Inc.
11.000%	04/01/2013	350,000	346,500
Invensys PLC (a)
9.875%	03/15/2011	227,000	244,025
Rent-A-Center, Inc.
7.500%	05/01/2010	150,000	148,125
Rent-Way, Inc.
11.875%	06/15/2010	175,000	180,250
Republic Services, Inc.
6.750%	08/15/2011	485,000	505,289
Samsonite Corp.
8.875%	06/01/2011	300,000	311,250
Service Corp. International (a)
8.000%	06/15/2017	350,000	326,812
United Rentals North America, Inc. (b)
7.750%	11/15/2013	300,000	285,750
Waste Services, Inc.
9.500%	04/15/2014	300,000	306,000
Williams Scotsman, Inc.
8.500%	10/01/2015	350,000	350,875
			5,343,839

Communications — 0.2%

Echostar DBS Corp. (a)
7.125%	02/01/2016	550,000	540,375
Intelsat Subsidiary Holding Co. Ltd.
10.484%	01/15/2012	110,000	111,650
L-3 Communications Corp.
6.375%	10/15/2015	275,000	264,000
			916,025

Computer Integrated Systems Design — 0.0%

Activant Solutions, Inc. (a)
9.500%	05/01/2016	150,000	141,750

5

Computer Programming Services — 0.1%

Electronic Data Systems Corp., Series B
6.500%	08/01/2013	290,000	287,593

Computer Related Services — 0.0%

GTECH Holdings Corp.
4.500%	12/01/2009	210,000	203,037

Data Processing & Preparation — 0.0%

Certegy, Inc.
4.750%	09/15/2008	50,000	46,879

Electric Utilities — 3.1%

AES Corp. (a)
8.750%	05/15/2013	175,000	187,250
AES Corp. (a)
9.000%	05/15/2015	55,000	59,125
Allegheny Energy Supply Co. LLC (a)
8.250%	04/15/2012	325,000	346,125
Appalachian Power Co., Series G
3.600%	05/15/2008	375,000	362,495
Centerpoint Energy, Inc. Series B
5.875%	06/01/2008	750,000	751,315
Centerpoint Energy, Inc. Series B
6.850%	06/01/2015	525,000	543,221
Dominion Resources, Inc.
4.125%	02/15/2008	385,000	376,776
Dominion Resources, Inc. (b)
5.150%	07/15/2015	510,000	475,977
Duke Energy Field Services Corp.
7.875%	08/16/2010	255,000	274,197
Dynegy Holdings, Inc. (a)
8.375%	05/01/2016	400,000	393,000
Edison Mission Energy Corp. (a)
7.750%	06/15/2016	400,000	395,000
Elwood Energy LLC
8.159%	07/05/2026	558,450	608,368
Entergy Gulf States, Inc.
5.250%	08/01/2015	425,000	390,569
Exelon Corp.
4.900%	06/15/2015	700,000	644,923
FirstEnergy Corp., Series A
5.500%	11/15/2006	720,000	719,732
Homer City Funding LLC
8.734%	10/01/2026	590,040	660,845
Indianapolis Power & Light (a)
6.300%	07/01/2013	175,000	177,144
Ipalco Enterprises, Inc.
8.375%	11/14/2008	300,000	309,000
Kansas Gas & Electric Co.
5.647%	03/29/2021	355,000	340,615

6

MidAmerican Energy Holdings Co.
3.500%	05/15/2008	640,000	617,796
MidAmerican Funding LLC
6.750%	03/01/2011	725,000	756,387
Monongahela Power Co.
6.700%	06/15/2014	275,000	285,353
Nevada Power Co. (a)
5.950%	03/15/2016	350,000	336,871
Nevada Power Co., Series L
5.875%	01/15/2015	200,000	192,728
Niagara Mohawk Power Corp. Series G
7.750%	10/01/2008	150,000	156,542
NRG Energy, Inc.
7.375%	02/01/2016	150,000	146,625
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	150,000	154,312
Tampa Electric Co.
5.375%	08/15/2007	565,000	563,074
Tenaska Alabama Partners LP (a)
7.000%	06/30/2021	270,947	265,528
Tenaska Oklahoma (a)
6.528%	12/30/2014	326,905	317,797
TransAlta Corp.
5.750%	12/15/2013	1,000,000	972,531
Tri-State Generation & Transmission Association, Series 2003, Class A (a)
6.040%	01/31/2018	150,000	148,717
Tri-State Generation & Transmission Association, Series 2003, Class B (a)
7.144%	07/31/2033	290,000	305,861
TXU Energy Co.
7.000%	03/15/2013	190,000	195,651
Utilicorp., Inc.
9.950%	02/01/2011	9,000	9,890
Virginia Electric and Power Co.
5.375%	02/01/2007	330,000	329,534
Wisconsin Electric Power
3.500%	12/01/2007	560,000	546,045
			14,316,919

Electrical Equipment & Electronics — 0.6%

Anixter, Inc.
5.950%	03/01/2015	655,000	604,237
Avnet, Inc.
8.000%	11/15/2006	4,000	4,018
GrafTech International Ltd.
1.625%	01/15/2024	200,000	145,250
Telex Communications, Inc.
11.500%	10/15/2008	375,000	396,094
Thomas & Betts Corp., Series B MTN
6.390%	02/10/2009	1,500,000	1,523,662
			2,673,261

7

Energy — 2.3%

Atlas Pipeline Partners LP (a)
8.125%	12/15/2015	175,000	176,312
Australian Gas Light Co. Ltd. (a)
6.400%	04/15/2008	520,000	524,883
Basic Energy Services, Inc. (a)
7.125%	04/15/2016	400,000	373,000
Brigham Exploration Co. (a)
9.625%	05/01/2014	600,000	589,500
Chesapeake Energy Corp.
6.500%	08/15/2017	250,000	232,500
Chesapeake Energy Corp.
6.875%	01/15/2016	250,000	241,250
Clayton William Energy
7.750%	08/01/2013	275,000	255,750
Colonial Pipeline Co. (a)
7.630%	04/15/2032	65,000	78,785
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	275,000	279,789
El Paso Corp.
7.875%	06/15/2012	200,000	204,500
Enbridge Energy Partners, LP
4.000%	01/15/2009	650,000	623,945
ENSCO International, Inc.
6.750%	11/15/2007	235,000	238,525
Enterprise Products Operating LP
7.500%	02/01/2011	110,000	116,151
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	280,000	274,058
Exco Resources, Inc.
7.250%	01/15/2011	195,000	190,125
Gulf South Pipeline Co., LP (a)
5.050%	02/01/2015	250,000	234,530
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	150,000	148,355
Kinder Morgan Energy Partners LP
6.300%	02/01/2009	1,500,000	1,513,075
Kiowa Power Partners LLC (a)
4.811%	12/30/2013	271,567	260,541
North American Energy Partners, Inc.
8.750%	12/01/2011	375,000	375,000
OAO Gazprom (a)
9.625%	03/01/2013	300,000	351,000
Petrohawk Energy Corp. (a)
9.125%	07/15/2013	725,000	741,312
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	175,000	170,855
Plains All American Pipeline Co.
4.750%	08/15/2009	550,000	533,776
Plains All American Pipeline Co.
5.625%	12/15/2013	335,000	324,557
The Premcor Refining Group, Inc.
6.750%	05/01/2014	420,000	429,394

8

Quicksilver Resources, Inc.
7.125%	04/01/2016	400,000	378,000
Transmontaigne, Inc.
9.125%	06/01/2010	310,000	330,150
Williams Cos., Inc. Series A
7.500%	01/15/2031	150,000	144,375
XTO Energy, Inc.
4.900%	02/01/2014	375,000	348,774
XTO Energy, Inc.
6.250%	04/15/2013	125,000	126,524
			10,809,291

Entertainment & Leisure — 0.5%

AMC Entertainment, Inc. (b)
11.000%	02/01/2016	425,000	459,000
Diamond Jo LLC
8.750%	04/15/2012	400,000	400,500
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	250,000	245,330
Imax Corp. (b)
9.625%	12/01/2010	400,000	418,000
Liberty Media Corp.
3.500%	09/25/2006	555,000	552,748
Mohegan Tribal Gaming Authority
6.375%	07/15/2009	300,000	294,000
Park Place Entertainment Corp.
8.500%	11/15/2006	80,000	80,567
			2,450,145

Financial Services — 5.5%

Alamosa Delaware, Inc.
8.500%	01/31/2012	1,000,000	1,060,000
ALH Finance LLC/ALH Finance Corp. (b)
8.500%	01/15/2013	400,000	390,000
American Honda Finance Corp. (a)
3.850%	11/06/2008	200,000	193,103
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	800,000	794,399
Berkshire Hathaway Finance Corp.
4.850%	01/15/2015	250,000	235,824
Boeing Capital Corp.
5.800%	01/15/2013	150,000	151,582
Caterpillar Financial Services Corp.
3.000%	02/15/2007	2,000,000	1,974,298
Citigroup, Inc.
5.850%	12/11/2034	475,000	458,413
Countrywide Home Loans, Inc.
3.250%	05/21/2008	1,000,000	961,871
ERAC USA Finance Co. (a)
6.700%	06/01/2034	250,000	250,701
ERAC USA Finance Co. (a)
6.800%	02/15/2008	100,000	101,492

9

ERAC USA Finance Co. (a)
7.950%	12/15/2009	455,000	484,944
Ford Motor Credit Co.
7.375%	02/01/2011	250,000	229,948
Foster’s Finance Corp. (a)
6.875%	06/15/2011	430,000	449,132
Franklin Resources, Inc.
3.700%	04/15/2008	1,675,000	1,625,085
General Electric Capital Corp.
4.250%	12/01/2010	270,000	258,033
General Motors Acceptance Corp. (b)
6.150%	04/05/2007	850,000	846,744
General Motors Acceptance Corp.
7.750%	01/19/2010	900,000	899,165
Glencore Funding LLC (a)
6.000%	04/15/2014	600,000	558,060
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	1,175,000	1,123,813
The Goldman Sachs Group, Inc.
6.125%	02/15/2033	440,000	421,099
Household Finance Corp.
4.125%	12/15/2008	375,000	364,067
Household Finance Corp.
6.375%	10/15/2011	180,000	185,649
Inergy LP/Inergy Finance Corp.
8.250%	03/01/2016	350,000	357,000
Insight Midwest LP/Insight Capital, Inc.
9.750%	10/01/2009	125,000	127,500
iStar Financial, Inc. REIT
7.000%	03/15/2008	575,000	586,027
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	85,000	83,198
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	170,000	165,687
Jefferies Group, Inc.
7.500%	08/15/2007	160,000	161,945
Kimco Realty Corp., Series B MTN
7.860%	11/01/2007	130,000	133,059
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (b)
8.000%	12/15/2014	50,000	33,125
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B
6.875%	11/01/2014	150,000	138,750
Mediacom LLC/Mediacom Capital Corp.
9.500%	01/15/2013	300,000	303,750
Merrill Lynch & Co., Inc. MTN
4.125%	01/15/2009	775,000	750,956
Molson Coors Capital Finance ULC
4.850%	09/22/2010	500,000	485,216
Nisource Finance Corp.
3.200%	11/01/2006	135,000	134,168

10

Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	125,000	121,250
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	335,000	338,350
Senior Housing Properties Trust REIT
8.625%	01/15/2012	50,000	52,500
Shell International Finance
5.625%	06/27/2011	3,000,000	3,030,213
Simon Property Group LP
6.875%	11/15/2006	175,000	175,507
Simon Property Group LP REIT
4.875%	03/18/2010	575,000	560,371
Sony Capital Corp. (a)
4.950%	11/01/2006	45,000	44,850
Sprint Capital Corp.
6.900%	05/01/2019	240,000	249,276
Telecom Italia Capital SA
6.000%	09/30/2034	500,000	442,699
Textron Financial Corp., Series E
2.690%	10/03/2006	155,000	154,280
United Dominion Realty Trust, Inc. REIT Series MTN
4.300%	07/01/2007	750,000	739,181
Universal City Florida Holding Co.
8.375%	05/01/2010	150,000	151,500
Universal City Florida Holding Co.
9.899%	05/01/2010	50,000	51,375
Verizon Global Funding Corp.
4.375%	06/01/2013	900,000	820,444
Verizon Global Funding Corp.
6.125%	06/15/2007	500,000	502,372
Weingarten Realty Investors REIT, Series A
4.857%	01/15/2014	720,000	673,821
			25,585,792

Food Retailers — 0.2%

The Kroger Co.
7.650%	04/15/2007	250,000	252,625
SuperValu, Inc.
7.875%	08/01/2009	425,000	437,720
			690,345

Foods — 0.5%

Campbell Soup Co.
5.500%	03/15/2007	1,125,000	1,125,127
Dean Foods Co.
6.900%	10/15/2017	100,000	93,000
General Mills, Inc.
2.625%	10/24/2006	800,000	794,708
Land O’ Lakes, Inc.
8.750%	11/15/2011	150,000	154,875

11

Pinnacle Foods Holding Corp.
8.250%	12/01/2013	100,000	98,000
Wornick Co.
10.875%	07/15/2011	200,000	202,000
			2,467,710

Forest Products & Paper — 1.0%

Abitibi-Consolidated, Inc.
6.000%	06/20/2013	285,000	233,700
Abitibi-Consolidated, Inc. (b)
7.750%	06/15/2011	150,000	137,250
International Paper Co.
3.800%	04/01/2008	1,900,000	1,843,163
Newark Group, Inc.
9.750%	03/15/2014	395,000	377,225
Packaging Dynamics Finance Corp. (a)
10.000%	05/01/2016	625,000	625,000
Pregis Corp. (a)
12.375%	10/15/2013	400,000	417,000
Rock-Tenn Co.
8.200%	08/15/2011	910,000	919,100
Verso Paper Holdings LLC (a)
9.125%	08/01/2014	175,000	175,000
			4,727,438

Healthcare — 0.0%

Universal Health Services, Inc.
6.750%	11/15/2011	165,000	168,739

Heavy Construction — 0.2%

Interline Brands, Inc.
8.125%	06/15/2014	475,000	478,563
K. Hovnanian Enterprises, Inc.
6.500%	01/15/2014	750,000	669,375
			1,147,938

Heavy Machinery — 1.0%

Briggs & Stratton Corp.
7.250%	09/15/2007	325,000	330,281
Briggs & Stratton Corp.
8.875%	03/15/2011	555,000	600,788
Great Lakes Dredge & Dock Corp.
7.750%	12/15/2013	160,000	148,800
Idex Corp.
6.875%	02/15/2008	135,000	136,207
Pentair, Inc.
7.850%	10/15/2009	570,000	603,252
Stewart & Stevenson LLC (a)
10.000%	07/15/2014	400,000	406,000

12

Timken Co.
5.750%	02/15/2010	580,000	571,472
Timken Co. MTN
6.990%	11/01/2006	500,000	501,121
Timken Co., Series A
6.750%	08/21/2006	502,000	501,938
Toro Co.
7.800%	06/15/2027	190,000	208,517
York International Corp.
6.625%	08/15/2006	325,000	325,060
York International Corp.
6.700%	06/01/2008	365,000	371,407
			4,704,843

Home Construction, Furnishings & Appliances — 0.7%

D.R. Horton, Inc.
4.875%	01/15/2010	220,000	210,079
Johnson Controls, Inc.
6.300%	02/01/2008	575,000	578,984
Maytag Corp.
8.630%	11/15/2007	700,000	714,809
Miller (Herman), Inc.
7.125%	03/15/2011	525,000	542,491
Newell Rubbermaid, Inc.
4.000%	05/01/2010	290,000	273,750
Steelcase, Inc.
6.375%	11/15/2006	930,000	928,160
			3,248,273

Industrial - Diversified — 0.6%

American Standard, Inc.
7.375%	02/01/2008	852,000	869,126
American Standard, Inc.
7.625%	02/15/2010	100,000	104,975
Carlisle Companies, Inc.
7.250%	01/15/2007	775,000	777,956
Leucadia National Corp.
7.000%	08/15/2013	385,000	377,300
Leucadia National Corp.
7.750%	08/15/2013	300,000	308,250
Tyco International Group SA
6.000%	11/15/2013	500,000	502,856
			2,940,463

Insurance — 0.0%

Humana, Inc.
7.250%	08/01/2006	100,000	100,000

13

Lodging — 0.4%

Hilton Hotels Corp.
7.200%	12/15/2009	85,000	87,240
Hilton Hotels Corp.
7.625%	05/15/2008	130,000	132,943
Hilton Hotels Corp.
7.950%	04/15/2007	160,000	161,600
Intrawest Corp.
7.500%	10/15/2013	250,000	249,063
Majestic Star Casino LLC
9.500%	10/15/2010	250,000	258,750
MGM Mirage
6.750%	09/01/2012	230,000	222,525
MGM Mirage (a)
6.750%	04/01/2013	395,000	379,200
Station Casinos, Inc.
6.500%	02/01/2014	200,000	184,000
Station Casinos, Inc.
6.625%	03/15/2018	200,000	177,250
			1,852,571

Manufacturing — 0.0%

Elgin National Industries, Inc., Series B
11.000%	11/01/2007	125,000	123,750

Medical Supplies — 0.4%

Bausch & Lomb, Inc.
6.950%	11/15/2007	135,000	136,612
Millipore Corp.
7.500%	04/01/2007	500,000	504,440
Thermo Electron Corp.
7.625%	10/30/2008	1,110,000	1,152,100
			1,793,152

Metals & Mining — 0.1%

Massey Energy Co.
6.875%	12/15/2013	225,000	207,563
Trimas Corp.
9.875%	06/15/2012	360,000	332,100
			539,663

Prepackaged Software — 0.1%

Sungard Data Systems, Inc.
4.875%	01/15/2014	300,000	257,250

Real Estate — 0.2%

EOP Operating LP
6.750%	02/15/2008	545,000	553,635
First Industrial LP
7.600%	05/15/2007	175,000	177,317
			730,952

14

Restaurants — 0.4%

Aramark Services, Inc.
6.375%	02/15/2008	105,000	104,956
Aramark Services, Inc.
7.100%	12/01/2006	1,500,000	1,504,997
Sbarro, Inc. (b)
11.000%	09/15/2009	325,000	328,250
			1,938,203

Retail — 0.3%

Fred Meyer, Inc.
7.450%	03/01/2008	750,000	769,208
J.C. Penney Co., Inc.
7.950%	04/01/2017	140,000	157,953
The May Department Stores Co.
3.950%	07/15/2007	260,000	255,539
Neiman-Marcus Group, Inc. (b)
10.375%	10/15/2015	325,000	344,906
			1,527,606

Retail - Grocery — 0.1%

Albertson’s, Inc.
7.500%	02/15/2011	250,000	249,451

Telephone Utilities — 0.8%

Cincinnati Bell, Inc. (b)
8.375%	01/15/2014	350,000	343,000
Embarq Corp.
6.738%	06/01/2013	230,000	232,209
Embarq Corp.
7.082%	06/01/2016	440,000	442,814
Nextel Communications
7.375%	08/01/2015	300,000	307,340
NTL Cable PLC
9.125%	08/15/2016	475,000	480,938
Qwest Communications International, Inc.
7.250%	02/15/2011	150,000	147,375
Qwest Corp.
8.875%	03/15/2012	70,000	75,425
Rogers Wireless Communications, Inc.
7.250%	12/15/2012	45,000	45,563
Rogers Wireless Communications, Inc.
7.500%	03/15/2015	35,000	35,875
Rogers Wireless Communications, Inc.
8.000%	12/15/2012	45,000	46,350
SBC Communications, Inc.
6.125%	02/15/2008	372,000	374,621
SBC Communications, Inc.
6.150%	09/15/2034	750,000	697,125

15

Verizon Virginia, Inc., Series A
4.625%	03/15/2013	610,000	553,857
			3,782,492

Transportation — 1.3%

Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	490,000	521,877
Burlington Northern Santa Fe Corp.
7.875%	04/15/2007	750,000	761,226
Burlington Northern Santa Fe Corp., Series H
9.250%	10/01/2006	555,000	558,201
CNF, Inc.
8.875%	05/01/2010	85,000	92,881
CSX Corp.
6.250%	10/15/2008	250,000	253,647
CSX Corp.
7.450%	05/01/2007	634,000	642,263
Norfolk Southern Corp.
6.000%	04/30/2008	375,000	377,695
Quality Distribution LLC/QD Capital Corp.
10.007%	01/15/2012	270,000	273,038
Stanadyne Corp.
10.000%	08/15/2014	250,000	240,000
TTX Co. (a)
4.500%	12/15/2010	1,000,000	935,262
Union Pacific Corp.
7.375%	09/15/2009	750,000	786,235
Union Pacific Corp., Series E MTN
6.790%	11/09/2007	500,000	506,610
			5,948,935

Travel — 0.1%

Sabre Holdings Corp.
6.350%	03/15/2016	375,000	358,109

TOTAL CORPORATE DEBT (Cost $145,306,085)			142,725,038

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
Financial Services
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	696,323	653,705
Bank of America Mortgage Securities, Series 2004-G, Class 2A7
4.559%	08/25/2034	410,261	401,506
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA
4.016%	07/25/2034	1,322,264	1,282,322

16

Countrywide Home Loans, Inc., Series 2003-42, Class 1A1
3.848%	09/25/2033	243,539	243,080
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1
4.136%	02/25/2034	199,096	197,417
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	116,110	115,620
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1
2.254%	01/15/2037	257,690	251,733
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	405,481	407,917
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1
5.033%	12/10/2035	107,419	107,073
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1
4.578%	08/25/2034	416,702	422,703
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A
4.537%	08/25/2034	668,476	665,555
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6
3.786%	11/21/2034	2,975,000	2,838,556
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1
5.000%	12/25/2033	1,118,286	1,049,844
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA
6.206%	07/25/2033	116,610	116,577
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA
4.115%	02/25/2034	105,653	105,825
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2
4.593%	02/25/2034	934,830	918,687
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A
5.320%	02/25/2034	29,024	29,365
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A
4.976%	03/25/2034	320,933	323,801
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
5.600%	06/25/2032	142,005	141,458
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	228,447	219,138
Structured Asset Securities Corp., Series 2003-7H, Class A1II
6.500%	03/25/2033	740,829	743,834
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	54,441	56,998

17

Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	437,416	440,263
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	242,010	242,633
Washington Mutual, Inc., Series 2003-S11, Class A1
5.000%	11/25/2033	971,867	912,385
Washington Mutual, Inc., Series 2004-AR14, Class A1
4.265%	01/25/2035	1,656,601	1,612,096
Washington Mutual, Inc., Series 2004-AR2, Class A
5.682%	04/25/2044	587,328	592,130
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1
4.220%	09/25/2034	1,052,707	1,025,717
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.577%	12/25/2034	1,400,515	1,371,528
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2
4.109%	06/25/2035	1,524,165	1,491,882

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,421,686)			18,981,348

SOVEREIGN DEBT OBLIGATIONS — 0.6%

Province of Ontario
4.750%	01/19/2016	1,525,000	1,449,136
United Mexican States
5.625%	01/15/2017	1,255,000	1,204,800
United Mexican States
8.375%	01/14/2011	100,000	110,600

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,825,237)			2,764,536

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.2%
Federal Home Loan Mortgage Corporation (FHLMC) — 5.4%
— 1.6%
Freddie Mac
4.000%	12/15/2009	7,500,000	7,217,516

Collateralized Mortgage Obligations — 0.0%
FHLMC, Series 2178, Class PB
7.000%	08/15/2029	138,000	141,534

Pass-Through Securities — 3.8%
FHLMC
5.000%	11/01/2018 - 01/01/2020	2,309,553	2,246,881

18

FHLMC
5.500%	06/01/2017 - 11/01/2031	15,418,904	15,245,558
FHLMC
6.000%	04/01/2017 - 02/01/2018	56,927	57,436
FHLMC
7.000%	09/01/2031	14,542	14,957
FHLMC
7.500%	09/01/2024 - 02/01/2030	91,214	95,085
			17,659,917
			25,018,967

Federal National Mortgage Association (FNMA) — 25.8%
— 1.5%
Fannie Mae (b)
3.875%	02/15/2010	7,300,000	6,978,620

Pass-Through Securities — 24.3%
FNMA
4.500%	09/01/2018 - 03/01/2021	9,669,165	9,231,133
FNMA
5.000%	03/01/2018 - 09/01/2035	11,431,803	10,882,633
FNMA
5.500%	03/01/2017 - 05/01/2036	41,330,877	40,325,267
FNMA
6.420%	11/01/2008	28,868	29,345
FNMA
6.500%	07/01/2016	28,763	29,190
FNMA
7.500%	04/01/2031 - 06/01/2031	65,095	67,439
FNMA TBA (c)
5.000%	08/01/2036	24,500,000	23,181,212
FNMA TBA (c)
5.500%	08/01/2036	29,887,000	29,023,080
			112,769,299
			119,747,919

Government National Mortgage Association (GNMA) — 0.0%
Pass-Through Securities
GNMA
7.000%	10/15/2027 - 08/15/2032	188,266	195,218
GNMA
8.000%	08/15/2026 - 03/15/2027	31,903	33,480
			228,698

Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV, TVA
4.687%	01/15/2022	94,141	91,849

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $146,224,024)			145,087,433

19

U.S. TREASURY OBLIGATIONS — 29.1%
U.S. Treasury Bonds — 10.1%
U.S. Treasury Bond (b)
3.000%	11/15/2007	13,025,000	12,692,252
U.S. Treasury Bond (b) (d) (e)
6.125%	08/15/2029	28,660,000	32,394,756
U.S. Treasury Bond
7.125%	02/15/2023	1,500,000	1,821,094
			46,908,102

U.S. Treasury Notes — 19.0%
U.S. Treasury Inflation Index
3.875%	01/15/2009	5,678,976	5,879,071
U.S. Treasury Note (b)
3.375%	10/15/2009	11,130,000	10,623,063
U.S. Treasury Note (b)
3.875%	05/15/2010	5,605,000	5,407,073
U.S. Treasury Note (b)
3.875%	07/15/2010	15,500,000	14,945,391
U.S. Treasury Note (b)
4.000%	02/15/2014	6,755,000	6,353,922
U.S. Treasury Note (b)
4.000%	02/15/2015	31,535,000	29,445,806
U.S. Treasury Note
4.875%	05/31/2011	7,515,000	7,502,083
U.S. Treasury Note (b)
5.000%	02/15/2011	2,710,000	2,723,338
U.S. Treasury Note (b)
5.000%	08/15/2011	5,175,000	5,204,918
			88,084,665

TOTAL U.S. TREASURY OBLIGATIONS (Cost $136,981,452)			134,992,767

TOTAL BONDS & NOTES (Cost $454,386,483)			448,105,209

OPTIONS — 0.1%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014		5,000,000	70,210
Goldman Swaption, Expires 4/14/2008, Strike 5.61		7,800,000	233,741
Goldman Swaption, Expires 4/14/2008, Strike 5.61		7,800,000	233,740

TOTAL OPTIONS (Cost $592,720)			537,691

TOTAL LONG TERM INVESTMENTS (Cost $455,117,445)			448,724,805

20

SHORT-TERM INVESTMENTS — 42.3%
Cash Equivalents — 28.3% (g)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	1,206,105	1,206,105
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	3,618,311	3,618,311
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	1,206,105	1,206,105
American Beacon Funds Money Market Fund (f)
		954,742	954,742
Bank of America
5.270%	09/12/2006	2,412,210	2,412,210
Bank of America
5.310%	03/08/2007	2,412,210	2,412,210
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	2,412,210	2,412,210
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	2,412,210	2,412,210
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	4,824,419	4,824,419
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	3,618,314	3,618,314
BGI Institional Money Market Fund
5.224%	08/01/2006	4,149,543	4,149,543
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	6,754,187	6,754,187
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	4,341,977	4,341,977
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	2,412,210	2,412,210
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	5,548,082	5,548,082
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	4,679,687	4,679,687
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	3,859,535	3,859,535
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	3,135,872	3,135,872
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	1,920,040	1,920,040
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	4,824,419	4,824,419
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	1,929,768	1,929,768
Freddie Mac Discount Note
5.201%	08/22/2006	1,086,385	1,086,385
General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	2,412,210	2,412,210
Goldman Sachs Financial Square Prime Obligations Money Market Fund (f)
		911,287	911,287
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	3,618,314	3,618,314

21

Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	3,618,314	3,618,314
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	9,504,106	9,504,106
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	3,618,314	3,618,314
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	2,412,210	2,412,210
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	4,824,419	4,824,419
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	2,412,210	2,412,210
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	2,412,210	2,412,210
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	9,100,027	9,100,027
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	4,100,756	4,100,756
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	1,929,768	1,929,768
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	3,618,314	3,618,314
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	964,884	964,884
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	2,412,210	2,412,210
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	3,618,314	3,618,314
			131,206,408

Commercial Paper — 14.0%
Cadbury Schweppes Finance PLC
0.000%	08/02/2006	5,721,000	5,720,151
Centex Corp.
5.330%	08/03/2006	3,370,000	3,369,002
CVS Corp. (a)
5.350%	08/01/2006	3,099,000	3,099,000
DaimlerChrysler NA Holding Corp.
5.450%	08/28/2006	6,314,000	6,288,192
General Mills, Inc. (a)
5.340%	08/09/2006	4,518,000	4,512,639
ITT Industries, Inc.
5.350%	08/08/2006	6,060,000	6,053,696
Pearson, Inc.
5.380%	08/14/2006	4,320,000	4,311,607
Reed Elsevier (a)
5.360%	08/15/2006	2,162,000	2,157,493
South Carolina Electric & Gas
5.300%	08/07/2006	4,415,000	4,411,100
Textron Financial Corp.
5.340%	08/16/2006	5,155,000	5,143,530
Time Warner, Inc.
5.360%	08/11/2006	4,975,000	4,967,593

22

Verizon Communications, Inc.
5.400%	08/18/2006	4,768,000	4,755,842
Vf Corp.
5.380%	08/10/2006	7,383,000	7,373,070
Walt Disney Co.
5.320%	08/04/2006	2,984,000	2,982,677
			65,145,592

TOTAL SHORT-TERM INVESTMENTS (Cost $196,352,000)			196,352,000

TOTAL INVESTMENTS — 138.9% (Cost $651,469,445) (h)			$645,076,805

Other Assets/(Liabilities) — (38.9%)			(180,501,372)

NET ASSETS — 100.0%			$464,575,433

Notes to Portfolio of Investments
MTN - Medium Term Note
REIT - Real Estate Investment Trust
TBA - To be announced

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $28,789,711 or 6.2% of net assets.

(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(d)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(e)	This security is held as collateral for open futures contracts. (Note 2).
(f)	Amount represents shares owned of the fund.
(g)	Represents investments of security lending collateral. (Note 2).
(h)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

23

MassMutual Premier Strategic Income Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 3.0%
COMMON STOCK — 2.7%
Air Transportation — 0.0%
Deutsche Lufthansa Registered	2,430	45,384

Apparel, Textiles & Shoes — 0.0%
VF Corp.	680	46,118

Automotive & Parts — 0.1%
DaimlerChrysler AG Registered	910	47,014
Navistar International Corp. (a)	1,900	42,484
Paccar, Inc.	560	45,220
		134,718

Banking, Savings & Loans — 0.2%
Beverly Hills Bancorp, Inc.	20,900	189,563
Credit Agricole SA	1,190	47,826
National City Corp.	1,270	45,720
Washington Mutual, Inc.	990	44,253
		327,362

Broadcasting, Publishing & Printing — 0.1%
Liberty Global, Inc. Cl. A (a)	4,425	96,686
Liberty Global, Inc. Cl. C (a)	4,487	95,035
Pagesjuanes	1,450	40,768
		232,489

Building Materials & Construction — 0.0%
Louisiana-Pacific Corp. (b)	2,100	42,000

Chemicals — 0.1%
BASF AG	560	45,024
Bayer AG	970	47,750
Eastman Chemical Co.	850	42,185
Kaiser Aluminum & Chemical Corp.	168,000	7,735
Mitsui Chemicals, Inc.	6,970	43,750
Xstrata PLC	1,200	51,482
		237,926

Commercial Services — 0.0%
Ryder System, Inc.	790	39,816

Communications — 0.5%
Avaya, Inc. (a)	3,980	36,855
Deutsche Telekom AG	2,800	43,236
France Telecom SA	2,090	43,753
Loral Space & Communications (a)	4,808	132,749
NTL, Inc. (b)	34,168	780,739
		1,037,332

Electric Utilities — 0.0%
Mirant Corp. (a) (b)	488	12,966

TXU Corp. (b)	760	48,815
		61,781

Electrical Equipment & Electronics — 0.1%
Advanced Micro Devices, Inc. (a) (b)	1,870	36,259
Fujikura, Ltd.	3,880	48,295
Nippon Electric Glass Co., Ltd.	2,180	48,703
		133,257

Energy — 0.3%
Anadarko Petroleum Corp.	940	42,996
Apache Corp. (b)	790	55,671
Ashland, Inc.	690	45,892
Chesapeake Energy Corp. (b)	1,500	49,350
Chevron Corp.	730	48,019
ConocoPhillips	691	47,430
El Paso Corp.	5,800	92,800
Halliburton Co.	1,360	45,370
Hess Corp.	1,020	53,958
Kerr-McGee Corp.	660	46,332
Marathon Oil Corp.	547	49,580
Nippon Mining Holdings, Inc.	5,290	44,734
Occidental Petroleum Corp.	440	47,410
Showa Shell Sekiyu KK	3,860	48,288
Valero Energy Corp.	690	46,527
		764,357

Financial Services — 0.2%
3i Group PLC	2,267	39,261
The Bear Stearns Cos., Inc.	380	53,911
Countrywide Financial Corp.	1,330	47,654
Daiwa Securities Group, Inc.	3,650	40,697
E*TRADE Financial Corp. (a)	2,130	49,650
Euronext	480	43,004
The Goldman Sachs Group, Inc. (b)	340	51,935
JFE Holdings, Inc.	1,050	41,933
Man Group PLC	980	44,897
Morgan Stanley (b)	720	47,880
Sbi Holdings, Inc.	100	39,281
Societe Generale Cl. A	300	44,742
		544,845

Foods — 0.0%
Archer-Daniels-Midland Co.	1,070	47,080

Heavy Construction — 0.0%
Technip SA	810	43,479

Heavy Machinery — 0.1%
Amada Co. Ltd.	4,350	46,223
Komatsu Ltd.	2,180	43,706
		89,929

Home Construction, Furnishings & Appliances — 0.1%
Centex Corp. (b)	900	42,579
D.R. Horton, Inc.	1,930	41,360
KB Home (b)	990	42,095
Lennar Corp. Cl. A	1,040	46,519
Pulte Homes, Inc.	1,600	45,600
Walter Industries, Inc. (b)	2,200	98,472
		316,625

Industrial - Diversified — 0.0%
Charter PLC	3,060	44,626

Insurance — 0.1%
Britannic PLC	3,670	38,885
Chubb Corp.	920	46,386
Cincinnati Financial Corp.	960	45,274
Lincoln National Corp. (b)	810	45,911
Royal & Sun Alliance Insurance Group PLC	18,540	46,334
		222,790

Machinery & Components — 0.1%
Caterpillar, Inc.	610	43,231
Cummins, Inc.	380	44,460
Deere & Co.	550	39,913
		127,604

Metals & Mining — 0.3%
Allegheny Technologies, Inc.	660	42,167
Arcelor	960	51,158
CONSOL Energy, Inc.	980	40,337
Corus Group PLC	5,630	45,127
Freeport-McMoRan Copper & Gold, Inc. Cl. B (b)	790	43,102
Mitsubishi Materials Corp.	10,220	40,506
Nippon Steel Corp.	11,861	46,398
Nucor Corp. (b)	820	43,599
Phelps Dodge Corp.	600	52,404
Salzgitter AG	530	41,799
Sumitomo Metal Industries Ltd.	10,800	43,123
ThyssenKrupp AG	1,280	44,763
United States Steel Corp.	650	40,996
Vallourec	200	43,517
		618,996

Pharmaceuticals — 0.0%
Charles River Laboratories International, Inc. (a)	1,700	60,350

Real Estate — 0.2%
British Land Co. PLC	1,860	47,457
Brixton PLC	4,970	46,506
Gecina SA	350	45,164
Great Portland Estates PLC	4,860	48,715
Hammerson PLC	2,000	46,592
Land Securities Group PLC	1,340	49,347

Liberty International PLC	2,230	47,569
Slough Estates PLC	3,950	48,975
Unibail (b)	260	48,211
		428,536

Retail — 0.0%
Dillards, Inc. Cl. A	1,440	43,243

Telephone Utilities — 0.1%
BellSouth Corp.	1,270	49,746
Verizon Communications, Inc.	1,370	46,333
		96,079

Tobacco — 0.0%
Reynolds American, Inc. (b)	400	50,712

Transportation — 0.1%
Associated British Ports Holdings PLC	2,720	45,994
CSX Corp.	650	39,442
Deutsche Post AG	1,680	41,571
Kawasaki Kisen Kaisha Ltd. (b)	7,660	44,440
Nippon Yusen Kabushiki Kaish	7,010	45,151
Norfolk Southern Corp.	860	37,341
TUI AG (b)	2,260	45,461
		299,400

TOTAL COMMON STOCK (Cost $6,091,549)		6,136,834

PREFERRED STOCK — 0.3%
Automotive & Parts — 0.0%
Volkswagen AG	900	48,183

Broadcasting, Publishing & Printing — 0.1%
Ion Media Networks Inc.	17	146,200

Electrical Equipment & Electronics — 0.0%
Loral Skynet Corp. (a) (b)	678	134,272

Financial Services — 0.2%
Pennsylvania Real Estate Investment Trust	2,000	109,800
Sovereign Real Estate Investment Corp. REIT (a) (c)	200	270,000
		379,800

TOTAL PREFERRED STOCK (Cost $599,587)		708,455

TOTAL EQUITIES (Cost $6,691,136)		6,845,289

WARRANTS - 0.0%
Financial Services
Mirant Americas Generation, Inc. (a) (d)	86,000	0
Orion Network Systems, Inc. Escrow (a)	446,000	4,460
		4,460

TOTAL WARRANTS (Cost $0)		4,460

		Principal
		Amount
BONDS & NOTES — 93.7%
ASSET BACKED SECURITIES — 0.5%
Financial Services
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3
3.580%	01/15/2009	180,000	176,484
Consumer Credit Reference IDX Securities Program, Series 2002-2A, Class FX (c)
10.421%	03/22/2007	559,000	567,487
Ford Credit Auto Owner Trust, Series 2005-A, Class A3
3.480%	11/15/2008	116,076	114,788
Goldman Sachs Asset Management CBO Ltd., Series 1A, Class D (c)
12.540%	06/13/2011	238,045	2,380
Green Tree Financial Corp., Series 1997-5, Class M1
6.950%	05/15/2029	186,000	146,769
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	148,333	157,233
SSB RV Trust, Series 2001-1, Class B
6.640%	04/15/2018	93,000	94,148
Wells Fargo Home Equity Trust, Series 2004-2, Class AI1B
2.940%	02/25/2018	9,641	9,604

TOTAL ASSET BACKED SECURITIES (Cost $1,358,163)			1,268,893

CORPORATE DEBT — 37.1%
Advertising — 0.2%

Lamar Media Corp.
6.625%	08/15/2015	239,000	221,971
Vertis, Inc.
9.750%	04/01/2009	284,000	287,905
			509,876

Aerospace & Defense — 0.2%

Alliant Techsystems, Inc.
6.750%	04/01/2016	225,000	218,250
BE Aerospace, Inc.
8.875%	05/01/2011	71,000	74,017
DRS Technologies, Inc.
6.625%	02/01/2016	100,000	96,250

DRS Technologies, Inc.
7.625%	02/01/2018	45,000	44,887
			433,404

Air Transportation — 0.0%

ATA Holdings Corp. (e)
	02/01/2009	382,000	15,280
PHI, Inc. (c)
7.125%	04/15/2013	75,000	70,312
			85,592

Apparel, Textiles & Shoes — 0.4%

Collins & Aikman Floor Cover Co.
9.750%	02/15/2010	171,000	168,435
INVISTA (c)
9.250%	05/01/2012	220,000	227,700
Levi Strauss & Co.
9.750%	01/15/2015	140,000	143,500
Levi Strauss & Co.
10.258%	04/01/2012	220,000	225,500
Quiksilver, Inc.
6.875%	04/15/2015	100,000	92,500
Russell Corp.
9.250%	05/01/2010	93,000	97,185
			954,820

Automotive & Parts — 0.7%

Asbury Automotive Group, Inc.
9.000%	06/15/2012	220,000	221,650
Ford Motor Co. (b)
7.450%	07/16/2031	100,000	73,500
General Motors Corp. (b)
8.375%	07/15/2033	100,000	82,000
The Goodyear Tire & Rubber Co.
7.857%	08/15/2011	219,000	202,575
The Goodyear Tire & Rubber Co. (b)
9.000%	07/01/2015	190,000	182,875
Tenneco Automotive, Inc. (b)
8.625%	11/15/2014	249,000	247,132
Tenneco Automotive, Inc.
10.250%	07/15/2013	116,000	126,440
TRW Automotive, Inc.
9.375%	02/15/2013	73,000	77,562
Visteon Corp.
7.000%	03/10/2014	75,000	60,937
Visteon Corp. (b)
8.250%	08/01/2010	350,000	322,000
			1,596,671

Banking, Savings & Loans — 4.6%

Banco Hipotecario SA (c)
9.750%	04/27/2016	330,000	329,175
Bank Plus Corp.
12.000%	07/18/2007	155,000	164,300
Bankunited Capital Trust Preferred
10.250%	12/31/2026	375,000	405,000
Barclays Bank PLC RUB (f)
0.000%	08/18/2008	132,000,000	4,383,788
Cat-Mex Ltd. (c)
7.512%	05/18/2009	250,000	249,875
Cs International (Exim of Ukraine)
8.400%	02/09/2016	480,000	463,200
Di Finance/Dyncorp International, Series B
9.500%	02/15/2013	141,000	145,935
HSBC Bank PLC
0.000%	01/12/2010	800,000	420,000
HSBK Europe BV (c)
7.750%	05/13/2013	40,000	40,550
ING Bank NV UAH (c) (f)
11.890%	12/30/2009	290,000	68,564
Inter-American Development Bank BRL (f)
0.000%	12/08/2009	250,000	110,920
Ipayment Inc. (c)
9.750%	05/15/2014	55,000	55,000
JP Morgan Chase Bank (c)
0.000%	11/30/2012	367,142	262,910
JP Morgan Chase Bank
0.000%	01/05/2016	1,979,004	702,151
JP Morgan Jersey, Ltd., Series G MTN BRL (f)
0.000%	01/02/2015	2,170,000	294,188
JSG Funding PLC (b)
7.750%	04/01/2015	90,000	82,125
JSG Funding PLC
9.625%	10/01/2012	119,000	123,165
Kuznetski Capital for Bank of Moscow (c)
7.375%	11/26/2010	485,000	487,425
Rshb Captal (Russ AG Bk) (c)
7.175%	05/16/2013	540,000	547,290
Skynet Corp. (a) (b)
14.000%	10/15/2015	77,000	87,202
UBS Luxembourg SA
6.230%	02/11/2015	690,000	686,964
Vanguard Health (b)
0.000%	10/01/2015	400,000	283,000
			10,392,727

Beverages — 0.0%

Constellation Brands, Inc.
8.125%	01/15/2012	75,000	77,250

Broadcasting, Publishing & Printing — 2.9%

Adelphia Communications Corp. (e)
8.125%	07/15/2033	80,000	46,600
Adelphia Communications Corp. (e)
8.375%	02/01/2008	164,000	95,940
Adelphia Communications Corp. (e)
10.250%	06/15/2011	100,000	61,500
Adelphia Communications Corp., Series B (e)
9.250%	10/01/2032	235,000	135,125
Allbritton Communications Co.
7.750%	12/15/2012	204,000	201,960
American Media Operations, Inc.
10.250%	05/01/2009	150,000	140,437
Block Communications, Inc. (c)
8.250%	12/15/2015	90,000	86,400
CCH II LLC
10.250%	09/15/2010	200,000	202,000
CCH II LLC/Charter Communications Holdings II Series B
10.250%	09/15/2010	180,000	181,575
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. (c)
8.375%	04/30/2014	871,000	877,532
CSC Holdings, Inc.
7.625%	04/01/2011	256,000	257,600
CSC Holdings, Inc.
7.625%	07/15/2018	200,000	198,500
Dex Media Inc.
0.000%	11/15/2013	200,000	165,000
Dex Media, Inc.
8.000%	11/15/2013	167,000	167,000
Emmis Operating Co.
6.875%	05/15/2012	104,000	102,050
Entercom Radio LLC/Entercom Capital, Inc.
7.625%	03/01/2014	75,000	73,312
Granite Broadcasting Corp. (b)
9.750%	12/01/2010	117,000	108,517
Lin Television Corp.
6.500%	05/15/2013	122,000	111,172
Mediacom Broadband LLC
8.500%	10/15/2015	75,000	73,687
Medianews Group, Inc.
6.375%	04/01/2014	100,000	87,125
Medianews Group, Inc.
6.875%	10/01/2013	375,000	343,594
Paxson Communications (c)
11.757%	01/15/2013	165,000	167,062
Primedia, Inc.
8.000%	05/15/2013	183,000	160,582
Primedia, Inc. (b)
8.875%	05/15/2011	200,000	190,500
Radio One, Inc.
8.875%	07/01/2011	108,000	110,700
RH Donnelley Corp.
6.875%	01/15/2013	200,000	181,500

RH Donnelley Corp.
6.875%	01/15/2013	220,000	199,650
RH Donnelley Corp.
6.875%	01/15/2013	395,000	358,462
RH Donnelley Corp.
8.875%	01/15/2016	570,000	567,862
Shaw Communications, Inc. Series B CAD (f)
8.540%	09/30/2027	543,000	500,677
Sinclair Broadcast Group, Inc.
8.000%	03/15/2012	425,000	429,250
			6,582,871

Building Materials & Construction — 0.1%

Nortek, Inc.
8.500%	09/01/2014	200,000	187,000
Omnicare, Inc.
6.750%	12/15/2013	50,000	48,187
Omnicare, Inc.
6.875%	12/15/2015	65,000	62,725
			297,912

Chemicals — 1.4%

ALROSA Finance SA (c)
8.875%	11/17/2014	700,000	780,850
ALROSA Finance SA, Series Reg S
8.875%	11/17/2014	300,000	335,070
Church & Dwight Co., Inc.
6.000%	12/15/2012	150,000	140,062
Equistar Chemicals, LP/Equistar Funding Corp.
8.750%	02/15/2009	206,000	211,665
Equistar Chemicals, LP/Equistar Funding Corp.
10.625%	05/01/2011	99,000	106,425
Graham Packaging Co. (b)
9.875%	10/15/2014	386,000	375,385
Huntsman International LLC (c)
8.125%	01/01/2015	109,000	101,234
Huntsman International LLC
10.125%	07/01/2009	166,000	168,490
Huntsman International LLC
11.500%	07/15/2012	71,000	79,165
Ineos Group Holdings PLC (c)
8.500%	02/15/2016	240,000	225,000
Innophos, Inc.
8.875%	08/15/2014	200,000	200,000
Lyondell Chemical Co.
10.500%	06/01/2013	75,000	82,312
Lyondell Chemical Co., Series A
9.625%	05/01/2007	276,000	281,520
Rhodia SA
10.250%	06/01/2010	31,000	33,557
			3,120,735

Commercial Services — 1.5%

Aleris International, Inc.
10.375%	10/15/2010	95,000	103,787
Allied Waste NA Series B (b)
7.375%	04/15/2014	100,000	95,250
Allied Waste NA, Inc.
7.250%	03/15/2015	20,000	19,300
Allied Waste NA, Inc.
9.250%	09/01/2012	16,000	17,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (c)
7.576%	05/15/2014	25,000	25,187
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (c)
7.750%	05/15/2016	60,000	58,500
Cenveo Corp.
7.875%	12/01/2013	100,000	97,250
Comforce Operating, Inc. (b)
12.000%	12/01/2007	179,000	179,224
Corrections Corp. of America
6.250%	03/15/2013	125,000	118,125
Covalence Specialty Materials Corp. (c)
10.250%	03/01/2016	187,000	181,857
Education Management LLC (c)
10.250%	06/01/2016	200,000	202,000
H&E Equipment Services (c)
8.375%	07/15/2016	60,000	60,600
Hanover Compressor Co.
8.625%	12/15/2010	200,000	206,500
Hertz Corp. (c)
8.875%	01/01/2014	105,000	109,462
Hertz Corp. (b) (c)
10.500%	01/01/2016	95,000	103,312
Inland Fiber Group LLC (e)
9.625%	11/15/2007	186,000	115,320
Iron Mountain, Inc.
7.750%	01/15/2015	68,000	66,300
Mobile Services Group, Inc. (c)
9.750%	08/01/2014	15,000	15,187
Quebecor World Capital Corp. (c)
8.750%	03/15/2016	60,000	55,050
Red Arrow International Leasing PLC RUB (f)
8.375%	06/30/2012	7,239,036	273,607
Red Arrow International Leasing PLC RUB (f)
11.000%	06/30/2012	5,750,000	219,967
Rent-A-Center, Inc.
7.500%	05/01/2010	100,000	98,750
Rotech Healthcare, Inc. (b)
9.500%	04/01/2012	69,000	54,510
Sgs International, Inc.
12.000%	12/15/2013	130,000	131,300
United Rentals North America, Inc. (b)
7.000%	02/15/2014	591,000	540,765

Universal Compression, Inc.
7.250%	05/15/2010	119,000	119,297
Valor Telecommunications Enterprises LLC/Finance Corp.
7.750%	02/15/2015	60,000	62,700
			3,330,107

Communications — 1.1%

American Tower Corp.
7.500%	05/01/2012	153,000	156,060
Echostar DBS Corp.
6.625%	10/01/2014	312,000	301,080
Echostar DBS Corp. (c)
7.125%	02/01/2016	100,000	98,250
Intelsat Subsidiary Holding Co. Ltd.
8.250%	01/15/2013	200,000	195,500
Intelsat Subsidiary Holding Co. Ltd.
8.875%	01/15/2015	140,000	138,600
L-3 Communications Corp.
5.875%	01/15/2015	149,000	139,687
L-3 Communications Corp.
6.125%	01/15/2014	100,000	95,750
L-3 Communications Corp.
6.375%	10/15/2015	185,000	177,600
Lucent Technologies, Inc.
6.450%	03/15/2029	601,000	512,352
PanAmSat Corp.
9.000%	08/15/2014	253,000	257,111
Time Warner Telecom Holdings, Inc.
9.250%	02/15/2014	440,000	452,100
			2,524,090

Computer Related Services — 0.0%

Seagate Technology HDD Holdings Corp.
8.000%	05/15/2009	82,000	83,640

Computers & Information — 0.0%

Solectron Corp. (c)
8.000%	03/15/2016	85,000	82,344

Containers — 0.2%

Ball Corp.
6.625%	03/15/2018	225,000	212,625
Crown Americas, Inc. (c)
7.750%	11/15/2015	205,000	202,181
			414,806

Cosmetics & Personal Care — 0.1%

Elizabeth Arden, Inc.
7.750%	01/15/2014	175,000	171,937

Electric Utilities — 1.7%

AES Corp. (c)
8.750%	05/15/2013	402,000	430,140
AES Red Oak LLC, Series A
8.540%	11/30/2019	103,819	109,529
CMS Energy Corp.
8.500%	04/15/2011	93,000	97,882
Dynegy Holdings, Inc. (c)
8.375%	05/01/2016	220,000	216,150
Edison Mission Energy Corp. (c)
7.500%	06/15/2013	60,000	59,250
Edison Mission Energy Corp. (c)
7.750%	06/15/2016	85,000	83,937
Eletropaulo Metropolitana de Sao Paulo SA BRL (c) (f)
19.125%	06/28/2010	325,000	162,911
Midwest Generation LLC
8.750%	05/01/2034	309,000	328,699
Mirant Americas Generation, Inc.
8.300%	05/01/2011	500,000	487,500
Mirant Americas Generation, Inc.
8.500%	10/01/2021	100,000	93,000
Mirant Americas Generation, Inc.
9.125%	05/01/2031	100,000	96,000
National Power Corp.
9.625%	05/15/2028	435,000	473,906
NRG Energy, Inc.
7.375%	02/01/2016	535,000	522,962
Reliant Energy, Inc.
9.250%	07/15/2010	48,000	49,200
Reliant Energy, Inc.
9.500%	07/15/2013	160,000	164,000
Sierra Pacific Resources
6.750%	08/15/2017	474,000	451,399
			3,826,465

Electrical Equipment & Electronics — 0.6%

Advanced Micro Devices, Inc.
7.750%	11/01/2012	178,000	178,667
Amkor Technology, Inc.
7.750%	05/15/2013	350,000	309,312
Flextronics International Ltd.
6.250%	11/15/2014	294,000	280,770
Sanmina-SCI Corp. (b)
6.750%	03/01/2013	60,000	57,300
Sanmina-SCI Corp.
8.125%	03/01/2016	155,000	151,125
Spectrum Brands, Inc.
7.375%	02/01/2015	50,000	37,625
Stoneridge, Inc.
11.500%	05/01/2012	173,000	168,242

Ucar Finance, Inc.
10.250%	02/15/2012	89,000	93,116
			1,276,157

Energy — 2.5%

Atlas Pipeline Partners LP (c)
8.125%	12/15/2015	65,000	65,487
Basic Energy Services, Inc. (c)
7.125%	04/15/2016	60,000	55,950
Chesapeake Energy Corp.
6.875%	01/15/2016	452,000	436,180
Clayton William Energy
7.750%	08/01/2013	25,000	23,250
Copano Energy LLC (b)
8.125%	03/01/2016	40,000	40,200
Dynegy Holdings, Inc.
6.875%	04/01/2011	159,000	151,845
Dynegy Holdings, Inc.
8.750%	02/15/2012	67,000	68,675
El Paso Corp. (b)
7.875%	06/15/2012	263,000	268,917
El Paso Production Holding Co.
7.750%	06/01/2013	409,000	415,646
Forest Oil Corp.
7.750%	05/01/2014	130,000	130,975
Frontier Oil Corp.
6.625%	10/01/2011	100,000	97,000
Newfield Exploration Co.
6.625%	09/01/2014	400,000	387,500
Pemex Project Funding Master Trust
7.375%	12/15/2014	319,000	339,744
Pemex Project Funding Master Trust
8.500%	02/15/2008	129,000	133,773
Pemex Project Funding Master Trust
9.125%	10/13/2010	284,000	314,956
Pogo Producing Co. (c)
7.875%	05/01/2013	60,000	61,050
The Premcor Refining Group, Inc.
9.500%	02/01/2013	186,000	202,610
Quicksilver Resources, Inc.
7.125%	04/01/2016	225,000	212,625
Range Resources Corp.
6.375%	03/15/2015	60,000	56,850
Range Resources Corp.
7.500%	05/15/2016	60,000	60,600
RathGibson, Inc. (c)
11.250%	02/15/2014	60,000	62,100
Sonat, Inc.
7.625%	07/15/2011	172,000	174,150
Southern Natural Gas Co.
7.350%	02/15/2031	198,000	194,030
Southern Natural Gas Co.
8.000%	03/01/2032	168,000	175,904

Southern Natural Gas Co.
8.875%	03/15/2010	101,000	106,732
Stone Energy Corp.
6.750%	12/15/2014	250,000	255,000
Targa Resources, Inc. (c)
8.500%	11/01/2013	130,000	127,400
Tennessee Gas Pipeline Co.
7.500%	04/01/2017	374,000	379,725
Tesoro Corp. (c)
6.250%	11/01/2012	95,000	91,081
Tesoro Corp. (c)
6.625%	11/01/2015	95,000	90,962
Transcontinental Gas Pipe Line Corp. (c)
6.400%	04/15/2016	85,000	81,812
Whiting Petroleum Corp.
7.250%	05/01/2012	200,000	198,500
Williams Cos., Inc.
7.125%	09/01/2011	188,000	189,410
Williams Cos., Inc.
8.750%	03/15/2032	75,000	81,000
			5,731,639

Entertainment & Leisure — 1.5%

AMC Entertainment, Inc. (b)
9.500%	02/01/2011	163,000	162,185
American Casino & Entertainment Properties LLC
7.850%	02/01/2012	200,000	200,500
Caesars Entertainment, Inc.
7.875%	03/15/2010	461,000	477,135
Cinemark USA, Inc.
9.000%	02/01/2013	271,000	283,872
Cinemark, Inc.
0.000%	03/15/2014	171,000	134,235
Gaylord Entertainment Co.
8.000%	11/15/2013	200,000	202,750
Greektown Holdings (c)
10.750%	12/01/2013	195,000	206,212
Mohegan Tribal Gaming Authority
6.125%	02/15/2013	60,000	57,000
Mohegan Tribal Gaming Authority
6.375%	07/15/2009	123,000	120,540
Mohegan Tribal Gaming Authority (b)
6.875%	02/15/2015	185,000	175,750
Mohegan Tribal Gaming Authority
7.125%	08/15/2014	100,000	97,000
Mohegan Tribal Gaming Authority
8.000%	04/01/2012	100,000	102,000
Penn National Gaming, Inc.
6.750%	03/01/2015	60,000	56,400
Pinnacle Entertainment, Inc.
8.250%	03/15/2012	375,000	374,062
Pokagon Gaming Authority (c)
10.375%	06/15/2014	85,000	88,825

Six Flags, Inc.
8.875%	02/01/2010	24,000	23,130
Six Flags, Inc.
9.625%	06/01/2014	150,000	136,125
Six Flags, Inc. (b)
9.750%	04/15/2013	100,000	91,875
Steinway Musical Instruments (c)
7.000%	03/01/2014	135,000	129,263
Trump Entertainment Resorts, Inc. (b)
8.500%	06/01/2015	350,000	336,000
			3,454,859

Financial Services — 7.2%

Aiolos Ltd. EUR (c) (f)
7.812%	04/08/2009	250,000	314,130
Aries Vermoegensverwaltungs GmbH EUR (c) (f)
7.750%	10/25/2009	250,000	355,589
Aries Vermoegensverwaltungs GmbH, Reg S
9.600%	10/25/2014	1,250,000	1,574,500
Atlantic & Western Re (c)
15.166%	11/15/2010	250,000	213,535
BCP Crystal Holdings Corp.
9.625%	06/15/2014	373,000	400,509
Calabash Re Ltd. (c)
13.708%	05/26/2009	250,000	247,975
Cascadia Ltd. (c)
8.395%	06/13/2008	250,000	249,700
CCM Merger, Inc. (c)
8.000%	08/01/2013	130,000	124,475
Champlain Ltd. (c)
18.239%	01/07/2009	250,000	245,000
Cloverie PLC, Series E MTN
9.664%	12/20/2010	200,000	200,700
Compton Petroleum Finance Corp.
7.625%	12/01/2013	190,000	182,875
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.
0.000%	10/01/2014	90,000	70,200
Dex Media East LLC/Dex Media East Finance Co.
9.875%	11/15/2009	160,000	169,000
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%	08/15/2010	91,000	93,503
Dex Media West LLC/Dex Media Finance Co., Series B
9.875%	08/15/2013	160,000	172,400
Directv Holdings
6.375%	06/15/2015	50,000	46,313
Drewcat Capital Ltd.
25.999%	12/28/2006	260,000	256,672
E*TRADE Financial Corp.
7.375%	09/15/2013	136,000	136,340
E*TRADE Financial Corp.
8.000%	06/15/2011	105,000	107,888
Emblem Finance Co. Ltd. (c)
9.414%	06/20/2010	340,000	332,282

Eurus Ltd. (c)
11.750%	04/08/2009	250,000	250,000
FelCor Lodging, LP REIT
8.500%	06/01/2011	201,000	211,553
Fhu-Jin Ltd. (c)
9.368%	08/03/2011	250,000	250,000
Ford Motor Credit Co.
5.625%	10/01/2008	250,000	234,785
Ford Motor Credit Co.
5.800%	01/12/2009	200,000	185,939
Ford Motor Credit Co.
7.375%	10/28/2009	600,000	565,964
Ford Motor Credit Co.
9.957%	04/15/2012	365,000	376,173
General Motors Acceptance Corp.
6.875%	09/15/2011	620,000	600,342
General Motors Acceptance Corp.
7.250%	03/02/2011	50,000	49,014
General Motors Acceptance Corp.
8.000%	11/01/2031	380,000	372,667
Hanover Equipment Trust, Class A
8.500%	09/01/2008	32,000	32,560
Host Hotels & Resorts, Inc. LP REIT
6.375%	03/15/2015	140,000	132,475
Inergy LP/Inergy Finance Corp.
8.250%	03/01/2016	40,000	40,800
Johor Corp., Series P3 MYR (f)
1.000%	07/31/2012	1,870,000	547,142
Marquee Holdings, Inc. (b)
0.000%	08/15/2014	300,000	221,250
Mediacom LLC/Mediacom Capital Corp.
9.500%	01/15/2013	213,000	215,663
Milacron Escrow Corp.
11.500%	05/15/2011	145,000	134,125
National Gas Co. (c)
6.050%	01/15/2036	320,000	292,256
Nell AF SARL (b) (c)
8.375%	08/15/2015	445,000	432,206
Ocwen Capital Trust 1
10.875%	08/01/2027	196,000	206,290
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	25,000	24,250
Petroleum Export LLC/Cayman SPV (c)
5.265%	06/15/2011	1,066,276	1,039,459
Qwest Capital Funding, Inc.
7.250%	02/15/2011	100,000	97,500
Qwest Capital Funding, Inc. (b)
7.900%	08/15/2010	96,000	96,720
Rainbow National Services LLC (c)
8.750%	09/01/2012	101,000	106,808
RH Donnelley Finance Corp. I (c)
10.875%	12/15/2012	160,000	175,800
Salisbury International Invest (c)
9.650%	07/20/2011	200,000	200,000

Successor Euro Wind Ltd. (c)
0.000%	06/06/2008	250,000	248,425
Successor II Ltd. (c)
22.770%	06/06/2008	250,000	248,000
Successor Japan Quake (c)
9.520%	06/06/2008	440,000	440,836
Tengizchevroil Finance Co. SARL, Series A (c)
6.124%	11/15/2014	663,000	650,569
Tiers Trust/United States
0.000%	06/15/2097	525,000	174,563
Tronox Worldwide/Finance
9.500%	12/01/2012	70,000	72,275
United Biscuits Finance PLC GBP (f)
10.750%	04/15/2011	149,000	293,903
Universal City Development Partners
11.750%	04/01/2010	142,000	153,715
VTB Capital SA (c)
6.250%	06/30/2035	950,000	940,500
WMG Holdings Corp.
0.000%	12/15/2014	441,000	318,623
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%	12/01/2014	447,000	421,298
			16,548,034

Foods — 0.4%

Del Monte Corp.
6.750%	02/15/2015	50,000	46,625
Del Monte Corp.
8.625%	12/15/2012	145,000	150,438
Dole Food Co., Inc.
8.625%	05/01/2009	71,000	67,805
Hines Nurseries, Inc.
10.250%	10/01/2011	300,000	270,000
Nutro Products, Inc. (c)
10.750%	04/15/2014	195,000	203,288
Smithfield Foods, Inc.
7.625%	02/15/2008	114,000	114,570
			852,726

Forest Products & Paper — 1.3%

Abitibi-Consolidated, Inc.
8.375%	04/01/2015	200,000	182,750
Abitibi-Consolidated, Inc.
8.550%	08/01/2010	100,000	96,375
Abitibi-Consolidated, Inc.
8.850%	08/01/2030	100,000	85,125
Associated Materials, Inc.
9.750%	04/15/2012	89,000	87,220
Berry Plastics Corp.
10.750%	07/15/2012	319,000	348,508
Boise Cascade LLC
7.125%	10/15/2014	123,000	108,548

Catalyst Paper Corp., Series D
8.625%	06/15/2011	200,000	195,000
Domtar, Inc.
7.125%	08/01/2015	100,000	88,000
Graphic Packaging International Corp.
8.500%	08/15/2011	312,000	313,560
Graphic Packaging International Corp.
9.500%	08/15/2013	95,000	95,000
Mercer International, Inc.
9.250%	02/15/2013	60,000	53,550
Playtex Products, Inc.
8.000%	03/01/2011	108,000	111,915
Playtex Products, Inc. (b)
9.375%	06/01/2011	197,000	205,619
Smurfit-Stone Container Enterprises, Inc.
8.250%	10/01/2012	100,000	94,500
Solo Cup Co. (b)
8.500%	02/15/2014	417,000	360,705
Stone Container Corp.
8.375%	07/01/2012	130,000	123,663
Stone Container Corp.
9.750%	02/01/2011	253,000	258,693
Tembec Industries, Inc. (b)
7.750%	03/15/2012	104,000	51,870
Verso Paper Holdings LLC (c)
9.250%	08/01/2014	65,000	65,406
Verso Paper Holdings LLC (c)
11.375%	08/01/2016	65,000	64,675
			2,990,682

Healthcare — 1.1%

Ameripath, Inc.
10.500%	04/01/2013	104,000	109,460
Community Health Systems, Inc.
6.500%	12/15/2012	119,000	112,158
DaVita, Inc.
6.625%	03/15/2013	120,000	114,300
DaVita, Inc.
7.250%	03/15/2015	300,000	286,875
Extendicare Health Services, Inc.
9.500%	07/01/2010	71,000	74,106
HCA, Inc.
6.300%	10/01/2012	543,000	456,120
HCA, Inc.
6.375%	01/15/2015	302,000	242,355
Healthsouth Corp. (c)
10.750%	06/15/2016	145,000	138,475
Psychiatric Solutions, Inc.
7.750%	07/15/2015	60,000	58,200
Select Medical Corp.
7.625%	02/01/2015	320,000	272,000
Tenet Healthcare Corp.
6.375%	12/01/2011	148,000	126,910

Tenet Healthcare Corp.
9.875%	07/01/2014	441,000	421,155
Triad Hospitals, Inc.
7.000%	11/15/2013	50,000	47,750
			2,459,864

Heavy Construction — 0.2%

Interline Brands, Inc.
8.125%	06/15/2014	25,000	25,188
K. Hovnanian Enterprises, Inc.
8.875%	04/01/2012	97,000	92,878
NTK Holdings, Inc. (b)
0.000%	03/01/2014	395,000	276,500
WCI Communities, Inc.
9.125%	05/01/2012	130,000	117,000
			511,566

Heavy Machinery — 0.1%

Case New Holland, Inc.
7.125%	03/01/2014	100,000	97,250
Douglas Dynamics LLC (c)
7.750%	01/15/2012	86,000	81,270
Goodman Global Holding Co., Inc. (b)
7.875%	12/15/2012	50,000	46,375
			224,895

Home Construction, Furnishings & Appliances — 0.4%

Beazer Homes USA, Inc.
8.375%	04/15/2012	246,000	241,080
DR Horton, Inc.
9.750%	09/15/2010	87,000	95,547
KB Home
8.625%	12/15/2008	76,000	78,767
Sealy Mattress Co.
8.250%	06/15/2014	71,000	71,000
Standard-Pacific Corp.
9.250%	04/15/2012	75,000	71,250
Toll Corp.
8.250%	12/01/2011	75,000	77,625
William Lyon Homes, Inc.
10.750%	04/01/2013	229,000	210,680
			845,949

Household Products — 0.3%

Owens Brockway Glass Container, Inc.
7.750%	05/15/2011	108,000	110,160
Owens Brockway Glass Container, Inc.
8.750%	11/15/2012	298,000	314,390

Owens Brockway Glass Container, Inc.
8.875%	02/15/2009	190,000	195,938
			620,488

Industrial - Diversified — 0.2%

Jacuzzi Brands, Inc.
9.625%	07/01/2010	81,000	85,658
Koppers, Inc.
9.875%	10/15/2013	77,000	83,353
RBS Global & Rexnord (c)
9.500%	08/01/2014	110,000	110,000
RBS Global & Rexnord (c)
11.750%	08/01/2016	165,000	168,713
Tekni-Plex, Inc. (c)
10.875%	08/15/2012	35,000	38,763
			486,487

Insurance — 0.3%

Foundation Re Ltd. (c)
9.271%	11/24/2008	250,000	234,375
Residential Reinsurance Ltd., Series B (c)
13.681%	06/06/2008	300,000	259,500
Vasco Re 2006 Ltd. (c)
13.924%	06/05/2009	260,000	258,154
			752,029

Lodging — 1.4%

Aztar Corp.
9.000%	08/15/2011	149,000	155,705
Boyd Gaming Corp.
8.750%	04/15/2012	234,000	244,530
French Lick Resorts & Casino LLC/French Lick Resorts & Casino Corp. (c)
10.750%	04/15/2014	220,000	209,825
Intrawest Corp.
7.500%	10/15/2013	118,000	117,558
Isle of Capri Casinos, Inc.
7.000%	03/01/2014	178,000	169,990
Isle of Capri Casinos, Inc.
9.000%	03/15/2012	268,000	278,050
Kerzner International
6.750%	10/01/2015	90,000	94,725
Mandalay Resort Group
9.375%	02/15/2010	130,000	137,150
Mandalay Resort Group
10.250%	08/01/2007	179,000	184,818
MGM Mirage (c)
6.750%	04/01/2013	120,000	115,200
MGM Mirage
8.375%	02/01/2011	390,000	400,725
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	298,000	314,390

Station Casinos, Inc.
6.500%	02/01/2014	400,000	368,000
Station Casinos, Inc.
6.875%	03/01/2016	60,000	55,200
Vail Resorts, Inc.
6.750%	02/15/2014	250,000	237,500
			3,083,366

Medical Supplies — 0.2%

Dresser, Inc.
10.125%	04/15/2011	71,000	72,243
Fresenius Medical Care Capital Trust II
7.875%	02/01/2008	123,000	123,000
Fresenius Medical Care Capital Trust IV
7.875%	06/15/2011	112,000	113,120
Universal Hospital Services, Inc.
10.125%	11/01/2011	91,000	94,185
			402,548

Metals & Mining — 1.0%

AK Steel Corp.
7.750%	06/15/2012	200,000	197,000
AK Steel Corp.
7.875%	02/15/2009	46,000	45,770
Arch Western Finance LLC
6.750%	07/01/2013	219,000	208,598
Century Aluminum Co.
7.500%	08/15/2014	70,000	69,650
Dayton Superior Corp.
13.000%	06/15/2009	93,000	85,328
Earle M. Jorgenson Co.
9.750%	06/01/2012	194,000	206,610
Foundation PA Coal Co.
7.250%	08/01/2014	200,000	194,000
Gibraltar Industries, Inc. (c)
8.000%	12/01/2015	75,000	74,625
Ispat Inland ULC
9.750%	04/01/2014	109,000	120,990
Massey Energy Co.
6.875%	12/15/2013	65,000	59,963
Novelis, Inc. (c)
8.000%	02/15/2015	280,000	270,900
Peabody Energy Corp.
6.875%	03/15/2013	123,000	119,618
Steel Dynamics, Inc.
9.500%	03/15/2009	75,000	77,625
Trimas Corp.
9.875%	06/15/2012	307,000	283,208
United States Steel Corp.
9.750%	05/15/2010	69,000	73,485
United States Steel LLC
10.750%	08/01/2008	114,000	123,120

Wolverine Tube, Inc. (c)
7.375%	08/01/2008	50,000	43,500
Wolverine Tube, Inc., Series B
10.500%	04/01/2009	49,000	43,855
			2,297,845

Pharmaceuticals — 0.1%

Angiotech Pharmaceuticals, Inc. (c)
7.750%	04/01/2014	60,000	58,050
Inverness Medical Innovations, Inc.
8.750%	02/15/2012	200,000	194,000
			252,050

Prepackaged Software — 0.2%

Sungard Data Systems, Inc.
9.125%	08/15/2013	45,000	45,956
Sungard Data Systems, Inc.
10.250%	08/15/2015	485,000	491,669
			537,625

Restaurants — 0.1%

Domino’s, Inc.
8.250%	07/01/2011	187,000	193,078

Retail — 0.8%

Bon-Ton Stores (The), Inc. (b) (c)
10.250%	03/15/2014	405,000	372,600
Jean Coutu Group, Inc. (b)
8.500%	08/01/2014	403,000	376,301
Leslie’s Poolmart
7.750%	02/01/2013	160,000	155,200
Linens ‘n Things, Inc. (b) (c)
11.132%	01/15/2014	200,000	185,500
Neiman-Marcus Group, Inc.
9.000%	10/15/2015	335,000	353,006
Neiman-Marcus Group, Inc. (b)
10.375%	10/15/2015	90,000	95,513
Petco Animal Supplies, Inc.
10.750%	11/01/2011	149,000	157,381
Rite Aid Corp.
8.125%	05/01/2010	149,000	151,421
Rite Aid Corp.
9.500%	02/15/2011	75,000	78,375
			1,925,297

Telephone Utilities — 1.6%

American Cellular Corp., Series B
10.000%	08/01/2011	250,000	261,875

Centennial Cellular Operating Co./Centennial Communications Corp.
10.125%	06/15/2013	390,000	411,450
Citizens Communications Co.
6.250%	01/15/2013	600,000	571,500
Dobson Communications Corp. (b)
8.875%	10/01/2013	183,000	181,170
Dobson Communications Corp.
9.757%	10/15/2012	40,000	40,600
Intelsat Bermuda Ltd. (c)
11.250%	06/15/2016	110,000	111,100
Nextel Communications
7.375%	08/01/2015	200,000	204,894
Nordic Telephone Co. Holdings ApS (c)
8.875%	05/01/2016	75,000	77,250
Nortel Networks Ltd. (c)
9.730%	07/15/2011	55,000	55,275
NTL Cable PLC
9.125%	08/15/2016	50,000	50,625
Panamsat Corp. (c)
9.000%	06/15/2016	50,000	51,063
Qwest Corp.
8.875%	03/15/2012	260,000	280,150
Rogers Wireless Communications, Inc.
7.500%	03/15/2015	319,000	326,975
Rogers Wireless Communications, Inc.
8.000%	12/15/2012	6,000	6,180
Rural Cellular Corp. (b)
9.750%	01/15/2010	405,000	406,013
Rural Cellular Corp.
9.875%	02/01/2010	132,000	136,620
Telefonica Del Peru SA PEN (f)
8.000%	04/11/2016	828,300	261,775
UbiquiTel Operating Co.
9.875%	03/01/2011	97,000	105,488
Windstream Corp. (c)
8.125%	08/01/2013	80,000	83,200
Windstream Corp. (c)
8.625%	08/01/2016	80,000	83,200
			3,706,403

Tobacco — 0.1%

Reynolds American, Inc. (c)
7.250%	06/01/2013	315,000	318,086

Transportation — 0.4%

Greenbrier Cos., Inc.
8.375%	05/15/2015	115,000	116,869
Kansas City Southern Railway, Co.
7.500%	06/15/2009	75,000	75,375
NCL Corp.
10.625%	07/15/2014	200,000	195,000

Stena AB
7.000%	12/01/2016	28,000	26,040
Stena AB
9.625%	12/01/2012	280,000	302,400
Teekay Shipping Corp.
8.875%	07/15/2011	75,000	78,938
			794,622

TOTAL CORPORATE DEBT (Cost $87,723,611)			84,751,542

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.5%
Financial Services
Collateralized Mortgage Obligations
Ace Securities Corp., Series 2005-HE7, Class A2B
4.710%	11/25/2035	100,000	100,125
AESOP Funding II LLC, Series 2005-1A, Class A2 (c)
5.438%	04/20/2009	50,000	50,007
Ameriquest Mortgage Securities, Inc., Series 2006-R2, Class A2A
4.800%	03/25/2036	305,983	305,983
Argent Securities, Inc., Series 2004-W8, Class A2
5.439%	05/25/2034	350,000	351,094
Argent Securities, Inc., Series 2006-W5, Class A2B
5.181%	05/26/2036	140,000	139,978
Asset Securitization Corp., Series 1995-MD7, Class A1B
7.410%	01/13/2030	215,912	217,400
Autopistas del Nordeste Cayman Ltd. (c)
9.390%	01/15/2026	293,404	290,470
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A2
4.501%	07/10/2043	200,000	193,209
Banc of America Funding Corp., Series 2004-2, Class 2A1
6.500%	07/20/2032	134,863	135,217
Banc of America Mortgage Securities, Series 2004-8, Class 5A1
6.500%	05/25/2032	123,454	123,778
Banc of America Mortgage Securities, Series 2005-E, Class 2A2
4.977%	06/25/2035	21,954	21,886
Banco Bmg SA (c)
9.150%	01/15/2016	655,000	646,813
BMW Vehicle Owner Trust, Series 2005-A, Class A2
3.660%	12/26/2007	38,332	38,246
Capital One Prime Auto Receivables Trust, Series 2005-1, Class A2
4.240%	11/15/2007	131,674	131,440
Centex Home Equity, Series 2005-A, Class AF3
4.140%	03/25/2028	200,000	197,125
Centex Home Equity, Series 2005-B, Class AF1
4.050%	03/25/2035	2,548	2,538

Centex Home Equity, Series 2005-C, Class AF1
4.196%	06/25/2035	36,461	36,278
Centex Home Equity, Series 2005-D, Class AF1
5.040%	10/25/2035	107,565	106,776
Centex Home Equity, Series 2006-A, Class AV2
5.181%	06/25/2036	180,000	180,000
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 2A2
4.861%	02/25/2033	96,659	96,795
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2
3.720%	12/15/2007	82,799	82,515
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2B
5.536%	03/01/2036	50,000	49,722
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1
6.500%	08/25/2032	320,945	321,789
Countrywide Asset-Backed Certificates, Series 2005-10, Class AF1
4.690%	02/25/2036	197,047	197,109
Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AT2
5.382%	05/25/2036	70,000	69,520
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF1
4.580%	12/27/2035	112,760	112,832
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF2
5.363%	05/25/2036	50,000	49,641
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF1B
4.317%	06/28/2035	39,873	39,670
Daimler Chrysler Auto Trust, Series 2005-B, Class A2
3.750%	12/08/2007	36,768	36,719
Deutshe ALT, Series 2006-AB2, Class A7
5.961%	06/25/2036	313,194	312,696
Deutshe ALT, Series 2006-AB3, Class A7
6.360%	07/25/2036	87,736	87,827
First Franklin Mortage Asset-Backed Certificates, Series 2005-FF10, Class A3
4.740%	11/25/2035	280,000	280,132
First Franklin Mortage Asset-Backed Certificates, Series 2006-FF5, Class 2A1
5.109%	04/25/2036	100,326	100,324
First Franklin Mortage Loan, Series, 2006-FF10, Class A3
5.413%	07/25/2036	120,000	119,998
First Franklin Mortage Loan, Series, 2006-FF9, Class 2A2
5.447%	07/07/2036	60,000	59,991
Ford Credit Auto Owner Trust, Series 2005-B, Class A2
3.780%	09/15/2007	16,262	16,247

Ford Credit Auto Owner Trust, Series 2005-C, Class A2
4.240%	03/15/2008	141,987	141,411
GE Capital Commerical Mortgage Corp., Series 2005-C3, Class A2
4.853%	07/10/2045	120,000	117,349
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3
6.869%	07/15/2029	44,320	44,667
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2
4.305%	08/10/2042	120,000	115,735
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2
5.117%	04/10/2037	130,000	128,080
GS Auto Loan Trust, Series 2005-1, Class A2
4.320%	05/15/2008	273,513	272,598
Honda Auto Receivables Owner Trust, Series 2005-3, Class A2
3.730%	10/18/2007	83,550	83,263
Household Home Equity Loan Trust, Series 2005-3, Class A1
5.036%	01/20/2035	111,858	111,960
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A2
4.575%	07/15/2042	50,000	48,381
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A2
4.790%	10/15/2042	170,000	165,358
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C9, Class A2
7.770%	10/15/2032	398,267	420,273
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1
6.754%	02/25/2032	305,648	306,108
LB Commercial Conduit Mortgage Trust, Series 199-C2, Class C
7.470%	10/15/2032	314,000	330,202
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2
7.950%	05/15/2025	373,000	399,221
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2
4.885%	09/15/2040	140,000	137,250
Lehman XS Trust, Series 2005-10, Class 2A3B
5.550%	01/25/2036	112,957	111,711
Lehman XS Trust, Series 2005-2, Class 2A1B
3.630%	08/25/2035	145,649	144,993
Lehman XS Trust, Series 2005-4, Class 2A1B
5.170%	10/25/2035	115,577	114,780
Malt, Series 2004-9, Class A3
4.700%	08/25/2034	129,824	128,633
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1
6.000%	07/25/2034	196,853	193,983

Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class A2B
4.761%	04/25/2036	183,938	183,996
Morgan Stanley ABS Capital I, Series 2005-WMC6, Class A2B
4.451%	07/25/2035	90,000	90,169
Morgan Stanley Capital I, Series 1996-C1, Class F (c)
7.419%	02/15/2028	38,547	38,440
Morgan Stanley Capital I, Series 1997-XL1, Class G (c)
7.695%	10/03/2030	535,000	453,771
Nissan Auto Receivables Owner Trust, Series 2005-C, Class A2
4.140%	01/15/2008	240,659	239,794
Onyx Acceptance Grantor Trust, Series 2005-B, Class A2
4.030%	04/15/2008	45,081	44,996
Optim One Mortgage Loan Trust, Series 2006-2, Class 2A2
5.450%	07/25/2036	210,000	210,000
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2
6.360%	03/12/2034	373,000	383,821
Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF2
3.914%	05/25/2035	40,000	39,594
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AF2
4.415%	04/25/2035	60,000	59,263
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A3
5.680%	01/25/2036	70,000	69,433
Residential Accredit Loans, Inc. Series 2006-QS5, Class 2A2
6.000%	05/25/2036	364,094	363,121
Residential Accredit Loans, Inc., Series 2003-QS1, Class A2
5.750%	01/25/2033	103,288	102,354
Residential Asset Mortgage Products, Inc. Series 2006-RS4, Class A1
5.465%	07/25/2036	88,495	88,493
Residential Asset Mortgage Products, Inc., Series 2004-RS7, Class AI3
4.450%	07/25/2028	140,000	138,402
Residential Asset Securitization Trust, Series 2006-A9CB, Class A5
6.000%	07/20/2036	270,000	269,167
Structured Asset Investment Loan Trust, Series 2006-2, Class A1
5.383%	04/25/2036	115,814	115,814
Structured Asset Securities Corp., Series 2003-25XS, Class A4
4.510%	08/25/2033	5,259	5,220
Structured Asset Securities Corp., Series 2005-4XS, Class 3A1
5.180%	03/25/2035	151,587	150,835

Volkswagen Auto Lease Trust, Series 2005-A, Class A2
3.520%	04/20/2007	19,172	19,155
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2
4.782%	03/15/2042	220,000	214,948
Washington Mutual, Inc., Series 2005-AR5, Class A1
4.852%	05/25/2035	100,790	100,415
Washington Mutual, Inc., Series 2005-AR8, Class 2AB1
4.780%	07/25/2045	131,714	131,780
Wells Fargo Home Equity Trust, Series 2006-2, Class A2
5.450%	07/25/2036	120,000	120,000
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A1
4.548%	01/25/2035	22,856	22,762

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,593,860)			12,473,589

SOVEREIGN DEBT OBLIGATIONS — 24.7%

Argentine Republic
4.889%	08/03/2012	1,884,750	1,309,901
Argentine Republic
8.280%	12/31/2033	231,161	216,713
Argentine Republic ARS (f)
0.000%	12/21/2011	110,000	89,462
Argentine Republic ARS (f) (g)
2.000%	09/30/2014 - 02/04/2018	3,948,680	1,374,204
Bundesrepub Deutschland Series 05 EUR (f)
4.000%	01/04/2037	1,225,000	1,511,833
Buoni Poliennali Del Tes EUR (f)
4.250%	02/01/2019	1,425,000	1,815,991
Canadian Government CAD (f)
4.000%	09/01/2010	2,200,000	1,942,016
Central Bank of Nigeria
5.092%	01/05/2010	91,508	91,169
Cert Di Credito Des Tes EUR (f)
3.400%	07/01/2009	1,090,000	1,397,279
Dominican Republic (c)
9.500%	09/27/2011	152,274	163,314
French Republic EUR (f)
3.250%	04/25/2016	2,025,000	2,443,776
French Republic EUR (f)
4.000%	04/25/2055	865,000	1,057,650
Hellenic Republic EUR (f)
4.600%	05/20/2013	735,000	970,021
Japan Government JPY (f)
0.200%	10/15/2007	526,000,000	4,573,515
Kazakhstan KZT (f)
7.250%	03/20/2009	52,200,000	447,225

Kingdom of Belgium EUR (f)
5.000%	03/28/2035	320,000	458,538
Kingdom of Denmark DKK (f)
4.000%	08/15/2008 - 11/15/2015	2,305,000	397,122
Kingdom of Denmark DKK (f)
7.000%	11/10/2024	225,000	51,972
Malaysia Government MYR (f)
4.720%	09/30/2015	1,280,000	343,328
Peru Bond Soberano PEN (f)
7.840%	08/12/2020	4,020,000	1,263,207
Peru Bond Soberano PEN (f)
8.200%	08/12/2026	415,000	132,954
Poland Government Bond PLN (f)
4.250%	05/24/2011	2,620,000	806,358
Queensland Treasury Corp. AUD (f)
6.000%	07/14/2009	2,840,000	2,169,882
Republic of Argentina V
7.000%	03/28/2011	465,000	452,561
Republic of Brazil (b)
7.125%	01/20/2037	170,000	168,045
Republic of Brazil
8.000%	01/15/2018	1,190,000	1,288,770
Republic of Brazil
8.250%	01/20/2034	395,000	438,845
Republic of Brazil
8.750%	02/04/2025	150,000	172,875
Republic of Brazil
10.125%	05/15/2027	485,000	630,500
Republic of Brazil BRL (f)
0.000%	08/18/2010	420,000	279,266
Republic of Bulgaria
8.250%	01/15/2015	260,000	298,714
Republic of Bulgaria Private Placement (c)
8.250%	01/15/2015	250,000	287,500
Republic of Colombia
8.125%	05/21/2024	1,030,000	1,112,400
Republic of Colombia
10.375%	01/28/2033	190,000	248,900
Republic of Colombia
10.750%	01/15/2013	200,000	240,800
Republic of Colombia COP (f)
11.750%	03/01/2010	905,000,000	402,266
Republic of Colombia COP (f)
12.000%	10/22/2015	1,493,000,000	714,843
Republic of El Salvador (c)
7.625%	09/21/2034	178,000	188,680
Republic of El Salvador (c)
7.650%	06/15/2035	190,000	192,375
Republic of Guatemala (c)
10.250%	11/08/2011	108,000	125,280
Republic of Indonesia (c)
6.750%	03/10/2014	30,000	29,775
Republic of Indonesia (c)
7.250%	04/20/2015	50,000	51,313

Republic of Indonesia (c)
8.500%	10/12/2035	340,000	384,404
Republic of Japan JPY (f)
2.000%	09/20/2025	30,000,000	249,457
Republic of Nigeria
6.250%	11/15/2020	250,000	248,125
Republic of Nigeria NGN (f)
0.000%	01/27/2009 - 02/24/2009	31,700,000	257,820
Republic of Panama
6.700%	01/26/2036	672,000	636,720
Republic of Panama
9.375%	04/01/2029	500,000	615,000
Republic of Peru
0.000%	02/20/2011	235,000	241,786
Republic of Peru
7.350%	07/21/2025	925,000	943,500
Republic of Peru PEN (f)
8.600%	08/12/2017	1,109,000	369,935
Republic of Peru PEN (f)
9.910%	05/05/2015	2,393,000	854,946
Republic of Peru PEN (f)
12.250%	08/10/2011	386,000	146,076
Republic of Poland PLN (f)
	08/12/2007	1,430,000	443,114
Republic of Poland PLN (f)
5.000%	10/24/2013	1,850,000	581,744
Republic of Poland PLN (f)
5.750%	09/23/2022	445,000	143,099
Republic of the Philippines
7.750%	01/14/2031	100,000	100,250
Republic of the Philippines
8.000%	01/15/2016	110,000	117,216
Republic of the Philippines (b)
9.500%	10/21/2024 - 02/02/2030	560,000	656,600
Republic of Turkey
7.250%	03/15/2015	320,000	318,000
Republic of Turkey
9.500%	01/15/2014	240,000	268,200
Republic of Uruguay
7.625%	03/21/2036	185,000	175,750
Republic of Uruguay
8.000%	11/18/2022	820,000	822,050
Republic of Venezuela
9.250%	09/15/2027	770,000	950,950
Republic of Venezuela
9.375%	01/13/2034	420,000	518,700
Republic of Venezuela
13.625%	08/15/2018	1,000,000	1,480,000
Republic of Venezuela EUR (f)
7.000%	03/16/2015	340,000	460,831
Russian Federation
12.750%	06/24/2028	30,000	52,062
Russian Federation RUB (f)
0.000%	04/19/2011	1,535,000	62,363

State of Israel ILS (f)
7.500%	03/31/2014	5,469,000	1,357,726
Treasury Certificates EUR (f)
0.000%	09/14/2006	765,000	972,596
Turkey Government International Bond TRY (f)
0.000%	01/25/2007	3,400,000	2,096,004
Ukraine Government (c)
7.650%	06/11/2013	500,000	516,875
Ukraine Government International Bond Class A, UAH (f)
0.000%	05/16/2007	620,000	121,104
Ukraine Government International Bond UAH (f)
0.000%	05/16/2007	620,000	121,104
Ukraine Telecom Treasury
0.000%	08/19/2010 - 08/20/2012	2,100,000	2,189,422
United Kingdom GBP (f)
6.000%	12/07/2028	1,200,000	2,756,226
United Mexican States
7.500%	01/14/2012 - 04/08/2033	1,344,000	1,470,597
United Mexican States
8.300%	08/15/2031	95,000	114,238
United Mexican States MXN (f)
8.000%	12/19/2013	2,655,000	241,111

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $57,190,185)			56,406,839

STRUCTURED OBLIGATIONS — 8.5%

Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts.	03/12/2007 - 04/23/2007	411,424	411,275
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts. Private Placement (c)	11/06/2006	257,647	297,232
Citigroup Global Markets Holdings, Inc., Republic of Argentina Unsec. Credit Linked Nts.	05/22/2008 - 04/16/2010	454,021	388,504
Citigroup Global Markets Holdings, Inc., Republic of Colombia Unsec. Credit Linked Nts (c)	07/27/2020	128,592	149,776
Citigroup Global Markets Holdings, Inc., Republic of Egypt Unsec. Credit Linked Notes Private Placement (c)	09/21/2006	619,047	670,335
Citigroup Global Markets Holdings, Inc., Republic of Egypt Unsec. Credit Linked Nts.	02/16/2008	163,286	166,950
Citigroup Global Markets Holdings, Inc., Republic of Egypt Unsec. Credit Linked Nts. Private Placement	08/03/2006 - 08/17/2006	426,644	425,827
Citigroup Global Markets Holdings, Inc., Republic of Nigeria Unsec. Credit Linked Nts.	03/01/2011 - 04/04/2011	928,328	971,017

Citigroup Global Markets Holdings, Inc., Republic of Zambia Unsec. Credit Linked Nts.	02/21/2007	75,947	65,118
Citigroup Global Markets Holdings, Inc., Republic of Zimbabwe Unsec. Credit Linked Nts.	02/21/2007	180,194	157,789
Citigroup Global Markets Holdings, Inc., Ukraine Unsec. Credit Linked Nts. (c)	01/02/2010	58,772	56,002
Citigroup Global Markets Holdings, Inc., Unsec. Credit Linked Nts.	01/02/2007 - 07/22/2007	1,089,384	1,014,577
Credit Suisse First Boston, Republic of Indonesia Treasury Nts., IDR (f)	09/16/2011	2,600,000,000	289,366
Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts., UAH (f)	12/30/2009	4,415,000	965,490
Deutsche Bank AG, Italian Republic Credit Linked Nts., EUR (f)	07/30/2010	1,400,000	1,758,238
Deutsche Bank AG, Mexican Credit Linked Nts. MXN (f)	01/05/2011	6,926,710	638,248
Deutsche Bank AG, Republic of Columbia Obligation COP (f)	09/12/2014	287,000,000	140,625
Deutsche Bank AG, Republic of Egypt Unsec. Credit Linked Nts., EGP (f)	12/12/2006	1,840,000	309,773
Deutsche Bank AG, Republic of Indonesia Unsec. Credit Linked Nts.	06/22/2013	229,333	260,958
Itl Campania, Italian Republic Unsec. Credit Linked Nts., EUR (f)	07/30/2010	1,200,000	1,520,532
JP Morgan Securities Ltd., Republic of Argentina Unsec. Credit Linked Nts.	12/19/2011	1,610,006	520,132
JP Morgan Securities Ltd., Republic of Brazil Real Credit Linked Nts., BRL (f)	06/01/2013	1,630,000	284,870
JP Morgan Securities Ltd., Republic of Brazil Real Unsec. Credit Linked Nts., BRL (f)	01/02/2015	10,985,700	1,576,336
JP Morgan Securities Ltd., Republic of Brazil Unsec. Credit Linked Nts.	05/15/2045	1,180,000	658,960
JP Morgan Securities Ltd., Republic of Columbia Unsec. Credit Linked Nts., COP (f)	08/03/2020	1,370,363	331,887
JP Morgan Securities Ltd., Republic of Peru Unsec. Credit Linked Nts., PEN (c) (f)	09/02/2015	292,127	133,473

Lehman Brothers, Romanian Unsec. Credit Linked Nts., RON (f)	03/05/2007 - 04/18/2010	1,036,000	374,240
Morgan Stanley, Republic of Brazil Unsec. Credit Linked Nts.	01/02/2014	404,040	412,808
Morgan Stanley, Republic of the Philippines Unsec. Credit Linked Notes (c)	06/20/2016	160,000	160,240
Morgan Stanley, Republic of the Philippines Unsec. Credit Linked Nts.	09/20/2015	2,650,000	3,014,260
Morgan Stanley, Republic of Venezuela Unsec. Credit Linked Nts.	05/20/2010 - 11/20/2015	675,000	729,473
Morgan Stanley, Republic of Venezuela Unsec. Credit Linked Nts. Private Placement	05/20/2010	350,000	386,435
Reachcom (Renaissance), Russian Credit Linked Nts., RUB (f)	07/27/2007	3,000,000	111,359

TOTAL STRUCTURED OBLIGATIONS (Cost $18,849,792)			19,352,105

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.8%
Federal Home Loan Mortgage Corporation (FHLMC) — 4.4%
Collateralized Mortgage Obligations — 1.3%
FHLMC, Series 2035, Class PE
7.000%	03/15/2028	167,577	34,436
FHLMC, Series 2042, Class N
6.500%	03/15/2028	119,823	121,754
FHLMC, Series 2049, Class PL
7.000%	04/15/2028	1,040,714	207,058
FHLMC, Series 2055, Class ZM
6.500%	05/15/2028	75,825	76,907
FHLMC, Series 2080, Class Z
6.500%	08/15/2028	49,303	50,756
FHLMC, Series 2122, Class F
5.820%	02/15/2029	274,295	276,652
FHLMC, Series 2177, Class SB
3.581%	08/15/2029	870,733	67,632
FHLMC, Series 2387, Class PD
6.000%	04/15/2030	39,924	40,074
FHLMC, Series 2551, Class LF
5.870%	01/15/2033	408,409	412,751
FHLMC, Series 2583, Class PA
5.500%	03/15/2022	69,026	69,041
FHLMC, Series 2819, Class S
2.230%	06/15/2034	669,279	44,807
FHLMC, Series 2920, Class S
1.330%	01/15/2035	390,329	15,276

FHLMC, Series 2939, Class PE
5.000%	02/15/2035	658,000	589,714
FHLMC, Series 3000, Class SE
0.780%	07/15/2025	502,930	13,813
FHLMC, Series 3138, Class PA
5.500%	02/15/2027	751,961	749,498
FHLMC, Series 3153, Class FJ
5.750%	05/15/2036	76,907	76,871
			2,847,040

Pass-Through Securities — 3.1%
FHLMC
3.625%	09/15/2006	1,365,000	1,361,744
FHLMC
4.500%	05/01/2019	962,050	917,818
FHLMC
5.000%	08/01/2033	511,141	485,724
FHLMC (b)
5.500%	09/15/2011	650,000	656,477
FHLMC
6.000%	06/15/2011 - 09/01/2024	1,668,686	1,709,995
FHLMC
6.500%	04/01/2018 - 06/01/2035	1,470,023	1,492,142
FHLMC
7.000%	03/01/2031 - 10/01/2031	191,254	197,218
FHLMC
7.500%	02/01/2032	47,001	48,738
FHLMC
8.500%	08/01/2031	32,442	34,498
FHLMC TBA (h)
5.000%	08/01/2036	205,000	193,821
			7,098,175
			9,945,215

Federal National Mortgage Association (FNMA) — 11.5%
Collateralized Mortgage Obligations — 1.6%
FNMA, Series 2001-50, Class NE
6.000%	08/25/2030	21,175	21,205
FNMA, Series 2001-51, Class OD
6.500%	10/25/2031	197,801	204,237
FNMA, Series 2001-70, Class LR
6.000%	09/25/2030	30,242	30,241
FNMA, Series 2001-T10, Class IO
0.450%	12/25/2041	7,644,538	123,370
FNMA, Series 2002-77, Class WF
4.870%	12/18/2032	45,911	46,214
FNMA, Series 2002-9, Class PC
6.000%	03/25/2017	182,444	183,574
FNMA, Series 2003-116, Class FA
5.218%	11/25/2033	44,105	44,316
FNMA, Series 2003-118, Class S, IO
4.270%	12/25/2033	404,354	39,974

FNMA, Series 2003-17, Class EQ
5.500%	03/25/2023	403,000	380,398
FNMA, Series 2003-23, Class EQ
5.500%	04/25/2023	331,000	312,322
FNMA, Series 2003-33, Class SP
3.291%	05/25/2033	241,516	25,959
FNMA, Series 2003-4, Class S, IO
5.160%	02/25/2033	127,262	12,749
FNMA, Series 2003-84, Class PW
3.000%	06/25/2022	160,000	155,887
FNMA, Series 2004-101, Class BG
5.000%	01/25/2020	155,000	147,387
FNMA, Series 2004-W9, Class 2A2
7.000%	02/25/2044	94,515	96,737
FNMA, Series 2005-100, Class BQ
5.500%	11/25/2025	110,000	104,037
FNMA, Series 2005-40, Class SA, IO
3.059%	05/25/2035	1,187,019	48,771
FNMA, Series 2005-40, Class SB, IO
3.109%	05/25/2035	289,428	10,976
FNMA, Series 2005-71, Class DB
4.500%	08/25/2035	190,000	170,638
FNMA, Series 2005-71, Class SA, IO
3.430%	08/25/2025	324,613	14,906
FNMA, Series 2006-33, Class SP
2.320%	05/25/2036	1,351,585	93,821
FNMA, Series 2006-44, Class 0A
5.500%	12/25/2026	310,000	308,398
FNMA, Series 2006-50, Class KS
5.720%	06/25/2036	155,471	139,311
FNMA, Series 2006-50, Class SK
5.940%	06/25/2036	194,966	177,042
FNMA, Series 2006-57, Class PA
5.500%	08/25/2027	495,705	493,257
FNMA, Series 254, Class 2
7.500%	01/01/2024	453,971	117,706
FNMA, Series 324, Class 2, IO
6.500%	06/01/2032	265,896	67,196
FNMA, Series 344, Class 2
6.000%	12/01/2033	157,129	39,248
FNMA, Series SMBS, Class 321, IO
6.500%	03/01/2032	390,032	97,734
			3,707,611

Pass-Through Securities — 9.9%
FNMA (g)
0.000%	10/05/2007	2,200,000	2,066,231
FNMA
4.500%	03/01/2019	313,255	300,419
FNMA
4.750%	12/15/2010	995,000	974,318
FNMA
5.000%	06/01/2018 - 11/01/2033	1,730,159	1,655,762
FNMA
5.500%	03/01/2033 - 01/01/2034	2,725,497	2,657,963

FNMA
6.000%	05/15/2008 - 11/01/2032	1,910,922	1,945,624
FNMA
6.500%	10/01/2028 - 10/01/2034	1,264,216	1,287,130
FNMA
6.625%	09/15/2009	1,164,000	1,209,486
FNMA
7.000%	11/01/2017 - 04/01/2034	1,183,543	1,216,900
FNMA
7.500%	02/01/2027 - 03/01/2033	1,084,907	1,128,267
FNMA Strip
6.000%	02/01/2033 - 08/01/2035	513,203	124,610
FNMA TBA (h)
5.000%	08/01/2036	2,175,000	2,057,924
FNMA TBA (h)
5.500%	08/01/2021 - 08/01/2036	2,828,000	2,759,671
FNMA TBA (h)
6.000%	08/01/2021 - 08/01/2036	2,416,000	2,420,149
FNMA TBA (h)
6.500%	08/01/2036	772,000	780,866
			22,585,320
			26,292,931

Government National Mortgage Association (GNMA) — 0.1%
Pass-Through Securities
GNMA
13.000%	10/15/2015	108,257	124,399
GNMA
13.500%	06/15/2015	143,372	165,691
			290,090

Other Agencies — 0.8%
Pass-Through Securities
Resolution Funding Corp. Principal Strip	01/15/2021	1,955,000	906,365
Tennessee Valley Authority
6.790%	05/23/2012	896,000	960,632
			1,866,997

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,051,152)			38,395,233

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bonds — 0.1%
U.S. Treasury Bond (b)
4.500%	02/15/2036	50,000	45,664
U.S. Treasury Bond (b)
7.250%	05/15/2016	261,000	305,615
			351,279

U.S. Treasury Notes — 0.5%
U.S. Treasury Note
5.125%	06/30/2011	473,000	477,360
U.S. Treasury Strips (g)
0.000%	02/15/2016	913,000	565,698
			1,043,058

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,431,490)			1,394,337

TOTAL BONDS & NOTES (Cost $218,198,253)			214,042,538

OPTIONS — 0.2%
Deutsche Bank Japanese Yen Put, Expires 9/21/2006, Strike 119.000		1,206,000,000	10,335
Goldman Sachs Brazilian Real Swaption, Expires 8/16/2006, Strike 37,146.744 BRL (f)		4	68,676
Goldman Sachs Indian Rupee Swaption, Expires 8/31/06, Strike 3,010.00 INR (f)		3,300	213,544
Goldman Sachs Mexican Peso Call, Expires 10/12/2006, Strike 11.400		6,612,000	13,274
Goldman Sachs Swiss Franc Swaption, Expires 9/14/2006, Strike 7662.7129 CHF (f)		40	248,749
JP Morgan Mexican Peso Swaption, Expires 9/18/2006, Strike 8.61 MXN (f)		5,700,000	129
JP Morgan South African Rand Swaption, Expires 9/22/2006, Strike 9.17 ZAR (f)		5,700,000	5,817
JP Morgan Turkish Lira Swaption, Expires 1/30/2007, Strike 1.76 TRY (f)		11,800	13,920

TOTAL OPTIONS (Cost $679,479)			574,444

TOTAL LONG TERM INVESTMENTS (Cost $225,568,868)			221,466,731

SHORT-TERM INVESTMENTS — 10.9%
Cash Equivalents — 4.6% (j)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	95,861	95,861
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	287,583	287,583
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	95,861	95,861
American Beacon Funds Money Market Fund (i)		75,883	75,883
Bank of America
5.270%	09/12/2006	191,722	191,722
Bank of America
5.310%	03/08/2007	191,722	191,722

Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	191,722	191,722
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	191,722	191,722
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	383,444	383,444
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	287,583	287,583
BGI Institional Money Market Fund
5.224%	08/01/2006	329,805	329,805
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	536,821	536,821
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	345,099	345,099
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	191,722	191,722
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	440,960	440,960
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	371,941	371,941
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	306,755	306,755
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	249,238	249,238
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	152,604	152,604
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	383,444	383,444
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	153,378	153,378
Freddie Mac Discount Note
5.201%	08/22/2006	86,346	86,346
General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	191,722	191,722
Goldman Sachs Financial Square Prime Obligations Money Market Fund (i)		72,429	72,429
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	287,583	287,583
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	287,583	287,583
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	755,384	755,384
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	287,583	287,583
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	191,722	191,722
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	383,444	383,444
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	191,722	191,722

Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	191,722	191,722
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	723,268	723,268
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	325,927	325,927
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	153,378	153,378
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	287,583	287,583
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	76,688	76,688
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	191,721	191,721
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	287,583	287,583
			10,428,258

Repurchase Agreement — 1.0%
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006 (k)		2,207,464	2,207,464

Sovereign Debt Obligations — 1.5%
France Treasury Bill EUR (f)
0.000%	09/21/2006	625,000	794,088
Germany Treasury Bill EUR (f)
0.000%	09/13/2006	2,090,000	2,657,218
			3,451,306

U.S. Treasury Bills — 3.8%
U.S. Treasury Bill
4.735%	08/10/2006	890,000	890,355
U.S. Treasury Bill
4.743%	08/10/2006	7,830,000	7,820,716
			8,711,071

TOTAL SHORT-TERM INVESTMENTS (Cost $24,789,893)			24,798,099

TOTAL INVESTMENTS — 107.8% (Cost $250,358,761) (l)			$246,264,830

Other Assets/(Liabilities) — (7.8%)			(17,785,704)

NET ASSETS — 100.0%			$228,479,126

Notes to Portfolio of Investments
ARS - Argentine Peso
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar

CHF - Swiss Franc
COP - Colombian Peso
DKK - Danish Krone
EGP - Egyptian Pound
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KZT - Kazakhstan Tenge
MTN - Medium Term Note
MXN - Mexican Peso
MYR - Malaysian Ringgit
NGN - Nigeria Naira
PEN - Peruvian New Sol
PLN - Polish Zloty
REIT - Real Estate Investment Trust
RON - New Romanian Leu
RUB - Russian Ruble
TBA - To be announced
TRY - New Turkish Lira
UAH - Ukraine Hryvnia
ZAR - South African Rand

(a) Non-income producing security.
(b) Denotes all or a portion of security on loan. (Note 2).
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2006, these securities amounted to a value of $24,598,819 or 10.8% of net assets.

(d) This security is valued in good faith under procedures established by the board of trustees.
(e) Security is currently in default.
(f) The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g) This security is held as collateral for open futures contracts. (Note 2).
(h) A portion of this security is purchased on a forward commitment basis. (Note 2).
(i) Amount represents shares owned of the fund.
(j) Represents investments of security lending collateral. (Note 2).
(k)

Maturity value of $2,207,685. Collateralized by a U.S. Government Agency obligation with a rate of 5.375%, maturity date of 02/20/2023, and an aggregate market value, including accrued interest of $2,317,837.

(l) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 85.9%
CORPORATE DEBT
Aerospace & Defense — 1.3%

Bombardier, Inc. (a)
6.300%	05/01/2014	800,000	700,000
GenCorp, Inc.
9.500%	08/15/2013	228,000	238,260
Moog, Inc.
6.250%	01/15/2015	640,000	600,000
			1,538,260

Apparel, Textiles & Shoes — 1.0%

GFSI, Inc. (a)
11.000%	06/01/2011	500,000	475,000
Phillips Van-Heusen Corp.
7.250%	02/15/2011	700,000	694,750
			1,169,750

Automotive & Parts — 4.9%

Affinia Group, Inc.
9.000%	11/30/2014	800,000	728,000
American Tire Distributer (a)
11.758%	04/01/2012	1,000,000	920,000
The Goodyear Tire & Rubber Co. (b)
9.000%	07/01/2015	1,500,000	1,443,750
Keystone Automotive Operations, Inc.
9.750%	11/01/2013	75,000	71,437
Tenneco Automotive, Inc. (b)
8.625%	11/15/2014	1,350,000	1,339,875
United Components, Inc.
9.375%	06/15/2013	1,350,000	1,328,062
			5,831,124

Banking, Savings & Loans — 0.6%

Ametek, Inc.
7.200%	07/15/2008	100,000	102,030
Dollar Financial Group, Inc.
9.750%	11/15/2011	611,000	655,297
			757,327

Beverages — 1.0%

National Wine and Spirits, Inc.
10.125%	01/15/2009	1,150,000	1,161,500

Broadcasting, Publishing & Printing — 4.8%

Cablevision Systems Corp.
9.620%	04/01/2009	600,000	639,000

1

CCH I LLC
11.000%	10/01/2015	1,240,000	1,112,900
CCH I LLC
11.125%	01/15/2014	2,700,000	1,809,000
CSC Holdings, Inc.
7.625%	04/01/2011	750,000	754,687
CSC Holdings, Inc., Series B
8.125%	07/15/2009	250,000	255,937
LodgeNet Entertainment Corp.
9.500%	06/15/2013	500,000	532,500
Vertis, Inc., Series B (b)
10.875%	06/15/2009	575,000	569,969
			5,673,993

Building Materials & Construction — 1.1%

Chemed Corp.
8.750%	02/24/2011	1,300,000	1,365,000

Chemicals — 5.0%

Airgas, Inc.
7.750%	09/15/2006	200,000	200,500
Airgas, Inc.
9.125%	10/01/2011	100,000	104,250
Consolidated Container Co. LLC (b)
0.000%	06/15/2009	1,650,000	1,573,687
Geo Sub Corp.
11.000%	05/15/2012	1,300,000	1,306,500
Georgia Gulf Corp.
7.125%	12/15/2013	325,000	310,375
Graham Packaging Co. (b)
9.875%	10/15/2014	1,400,000	1,361,500
Huntsman LLC
11.625%	10/15/2010	505,000	556,131
Lyondell Chemical Co.
9.500%	12/15/2008	103,000	105,832
PQ Corp.
7.500%	02/15/2013	475,000	456,000
			5,974,775

Commercial Services — 11.9%

Allied Waste North America, Inc.
6.125%	02/15/2014	1,050,000	959,437
Cadmus Communications Corp.
8.375%	06/15/2014	1,800,000	1,759,500
Cenveo Corp.
7.875%	12/01/2013	1,050,000	1,021,125
Insurance Auto Auctions, Inc.
11.000%	04/01/2013	1,600,000	1,584,000
Invensys PLC (a)
9.875%	03/15/2011	975,000	1,048,125
Mac-Gray Corp.
7.625%	08/15/2015	900,000	909,000

2

Rent-A-Center, Inc.
7.500%	05/01/2010	1,000,000	987,500
Rent-Way, Inc.
11.875%	06/15/2010	850,000	875,500
Samsonite Corp.
8.875%	06/01/2011	1,150,000	1,193,125
Service Corp. International (a)
8.000%	06/15/2017	700,000	653,625
United Rentals North America, Inc. (b)
7.000%	02/15/2014	500,000	457,500
United Rentals North America, Inc. (b)
7.750%	11/15/2013	500,000	476,250
Waste Services, Inc.
9.500%	04/15/2014	900,000	918,000
Williams Scotsman, Inc.
8.500%	10/01/2015	1,350,000	1,353,375
			14,196,062

Communications — 0.6%

Intelsat Subsidiary Holding Co. Ltd.
10.484%	01/15/2012	665,000	674,975

Computer Integrated Systems Design — 0.3%

Activant Solutions, Inc. (a)
9.500%	05/01/2016	350,000	330,750

Electric Utilities — 4.5%

AES Corp.
8.750%	06/15/2008	142,000	147,325
AES Corp.
8.875%	02/15/2011	1,250,000	1,318,750
Dynegy Holdings, Inc. (a)
8.375%	05/01/2016	1,020,000	1,002,150
Edison Mission Energy Corp. (a)
7.750%	06/15/2016	1,100,000	1,086,250
NRG Energy, Inc.
7.375%	02/01/2016	350,000	342,125
Sierra Pacific Resources
6.750%	08/15/2017	940,000	895,179
Tenaska Alabama Partners LP (a)
7.000%	06/30/2021	502,483	492,433
Utilicorp., Inc.
9.950%	02/01/2011	39,000	42,855
			5,327,067

Electrical Equipment & Electronics — 1.3%

Communications & Power Industries, Inc.
8.000%	02/01/2012	100,000	100,000
GrafTech International Ltd.
1.625%	01/15/2024	600,000	435,750
Telex Communications, Inc.
11.500%	10/15/2008	1,000,000	1,056,250
			1,592,000

3

Energy — 10.6%

Atlas Pipeline Partners LP (a)
8.125%	12/15/2015	400,000	403,000
Basic Energy Services, Inc. (a)
7.125%	04/15/2016	1,100,000	1,025,750
Brigham Exploration Co. (a)
9.625%	05/01/2014	1,500,000	1,473,750
Chesapeake Energy Corp.
6.500%	08/15/2017	410,000	381,300
Chesapeake Energy Corp.
6.875%	01/15/2016	750,000	723,750
Clayton William Energy
7.750%	08/01/2013	800,000	744,000
El Paso Corp.
7.875%	06/15/2012	425,000	434,562
El Paso Production Holding Co.
7.750%	06/01/2013	600,000	609,750
Exco Resources, Inc.
7.250%	01/15/2011	675,000	658,125
North American Energy Partners, Inc.
8.750%	12/01/2011	775,000	775,000
Petrohawk Energy Corp. (a)
9.125%	07/15/2013	1,450,000	1,482,625
Plains Exploration & Production Co.
8.750%	07/01/2012	250,000	261,563
The Premcor Refining Group, Inc.
6.750%	05/01/2014	395,000	403,835
Quicksilver Resources, Inc.
7.125%	04/01/2016	950,000	897,750
Sonat, Inc.
7.625%	07/15/2011	500,000	506,250
Transmontaigne, Inc.
9.125%	06/01/2010	975,000	1,038,375
Williams Cos., Inc.
7.125%	09/01/2011	250,000	251,875
Williams Cos., Inc. Series A
7.500%	01/15/2031	500,000	481,250
			12,552,510

Entertainment & Leisure — 4.3%

AMC Entertainment, Inc. (b)
11.000%	02/01/2016	1,290,000	1,393,200
Diamond Jo LLC
8.750%	04/15/2012	900,000	901,125
Imax Corp. (b)
9.625%	12/01/2010	1,000,000	1,045,000
Liberty Media Corp.
5.700%	05/15/2013	850,000	787,824
Mohegan Tribal Gaming Authority
6.375%	07/15/2009	1,000,000	980,000
Park Place Entertainment Corp.
7.000%	04/15/2013	45,000	46,068
			5,153,217

4

Financial Services — 9.4%

ALH Finance LLC/ALH Finance Corp. (b)
8.500%	01/15/2013	1,200,000	1,170,000
BCP Crystal Holdings Corp.
9.625%	06/15/2014	439,000	471,376
Ford Motor Credit Co.
5.625%	10/01/2008	1,000,000	939,139
General Motors Acceptance Corp.
6.875%	09/15/2011	1,750,000	1,694,513
General Motors Acceptance Corp.
7.750%	01/19/2010	1,250,000	1,248,840
Inergy LP/Inergy Finance Corp.
8.250%	03/01/2016	1,025,000	1,045,500
Insight Midwest LP/Insight Capital, Inc.
9.750%	10/01/2009	375,000	382,500
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (b)
8.000%	12/15/2014	100,000	66,250
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B
6.875%	11/01/2014	350,000	323,750
Mediacom LLC/Mediacom Capital Corp.
9.500%	01/15/2013	1,600,000	1,620,000
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	350,000	339,500
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	700,000	707,000
Qwest Capital Funding, Inc.
7.000%	08/03/2009	650,000	645,125
Universal City Florida Holding Co.
8.375%	05/01/2010	235,000	237,350
Universal City Florida Holding Co.
9.899%	05/01/2010	235,000	241,463
			11,132,306

Foods — 2.7%

Dean Foods Co.
6.900%	10/15/2017	700,000	651,000
Land O’ Lakes, Inc.
8.750%	11/15/2011	430,000	443,975
Land O’ Lakes, Inc.
9.000%	12/15/2010	500,000	524,375
Pinnacle Foods Holding Corp.
8.250%	12/01/2013	1,000,000	980,000
Wornick Co.
10.875%	07/15/2011	600,000	606,000
			3,205,350

5

Forest Products & Paper — 4.9%

Abitibi-Consolidated, Inc.
6.000%	06/20/2013	900,000	738,000
Abitibi-Consolidated, Inc. (b)
7.750%	06/15/2011	350,000	320,250
Newark Group, Inc.
9.750%	03/15/2014	1,050,000	1,002,750
Packaging Dynamics Finance Corp. (a)
10.000%	05/01/2016	1,450,000	1,450,000
Pregis Corp. (a)
12.375%	10/15/2013	1,000,000	1,042,500
Rock-Tenn Co.
8.200%	08/15/2011	900,000	909,000
Verso Paper Holdings LLC (a)
9.125%	08/01/2014	375,000	375,000
			5,837,500

Heavy Construction — 1.1%

Interline Brands, Inc.
8.125%	06/15/2014	1,350,000	1,360,125

Heavy Machinery — 1.3%

Great Lakes Dredge & Dock Corp.
7.750%	12/15/2013	470,000	437,100
Stewart & Stevenson LLC (a)
10.000%	07/15/2014	1,050,000	1,065,750
			1,502,850

Household Products — 0.6%

Owens-Illinois, Inc.
7.500%	05/15/2010	700,000	689,500

Industrial - Diversified — 0.6%

Leucadia National Corp.
7.000%	08/15/2013	750,000	735,000

Lodging — 2.8%

Intrawest Corp.
7.500%	10/15/2013	750,000	747,188
Majestic Star Casino LLC
9.500%	10/15/2010	700,000	724,500
MGM Mirage
6.750%	09/01/2012	750,000	725,625
Station Casinos, Inc.
6.500%	02/01/2014	500,000	460,000
Station Casinos, Inc.
6.625%	03/15/2018	700,000	620,375
			3,277,688

6

Manufacturing — 0.1%

Elgin National Industries, Inc., Series B
11.000%	11/01/2007	125,000	123,750

Metals & Mining — 1.5%

Massey Energy Co.
6.875%	12/15/2013	500,000	461,250
Trimas Corp.
9.875%	06/15/2012	1,425,000	1,314,563
			1,775,813

Prepackaged Software — 0.7%

Sungard Data Systems, Inc.
4.875%	01/15/2014	750,000	643,125
Sungard Data Systems, Inc.
9.125%	08/15/2013	200,000	204,250
			847,375

Restaurants — 1.1%

Sbarro, Inc. (b)
11.000%	09/15/2009	1,350,000	1,363,500

Retail — 1.8%

Neiman-Marcus Group, Inc. (b)
10.375%	10/15/2015	2,050,000	2,175,563

Telephone Utilities — 2.9%

Cincinnati Bell, Inc. (b)
8.375%	01/15/2014	750,000	735,000
NTL Cable PLC
9.125%	08/15/2016	1,025,000	1,037,813
Qwest Communications International, Inc.
7.500%	02/15/2014	1,150,000	1,127,000
Qwest Corp.
8.875%	03/15/2012	125,000	134,688
Rogers Wireless Communications, Inc.
7.250%	12/15/2012	200,000	202,500
Rogers Wireless Communications, Inc.
8.000%	12/15/2012	200,000	206,000
			3,443,001

Transportation — 1.2%

Quality Distribution LLC/QD Capital Corp.
10.007%	01/15/2012	650,000	657,313
Stanadyne Corp.
10.000%	08/15/2014	800,000	768,000
			1,425,313
TOTAL BONDS & NOTES (Cost $102,231,080)			102,192,944

7

SHORT-TERM INVESTMENTS — 24.6%
Cash Equivalents — 11.5% (d)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	125,369	125,369
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	376,100	376,100
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	125,367	125,367
American Beacon Funds Money Market Fund (c)		99,239	99,239
Bank of America
5.270%	09/12/2006	250,734	250,734
Bank of America
5.310%	03/08/2007	250,734	250,734
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	250,734	250,734
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	250,734	250,734
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	501,467	501,467
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	376,100	376,100
BGI Institional Money Market Fund
5.224%	08/01/2006	431,318	431,318
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	702,054	702,054
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	451,321	451,321
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	250,734	250,734
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	576,687	576,687
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	486,423	486,423
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	401,174	401,174
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	325,954	325,954
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	199,576	199,576
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	501,467	501,467
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	200,587	200,587
Freddie Mac Discount Note
5.201%	08/22/2006	112,923	112,923

8

General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	250,734	250,734
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		94,722	94,722
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	376,100	376,100
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	376,100	376,100
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	987,891	987,891
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	376,100	376,100
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	250,734	250,734
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	501,467	501,467
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	250,734	250,734
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	250,734	250,734
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	945,889	945,889
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	426,247	426,247
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	200,587	200,587
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	376,100	376,100
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	100,293	100,293
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	250,734	250,734
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	376,100	376,100
			13,638,062

Repurchase Agreement — 13.1%
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006 (e)		15,535,213	15,535,213

TOTAL SHORT-TERM INVESTMENTS (Cost $29,173,275)			29,173,275

TOTAL INVESTMENTS — 110.5% (Cost $131,404,355) (f)			$131,366,219

Other Assets/(Liabilities) — (10.5%)			(12,435,986)

NET ASSETS — 100.0%			$118,930,233

9

Notes to Portfolio of Investments

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $15,026,708 or 12.6% of net assets.

(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $15,536,766. Collateralized by a U.S. Government Agency obligation with a rate of 4.681%, maturity date of 07/01/2034, and an aggregate market value, including accrued interest, of $16,311,973.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Premier Balanced Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 60.8%
COMMON STOCK — 60.8%
Advertising — 0.1%
Monster Worldwide, Inc. (a)	700	27,999
Omnicom Group, Inc.	3,300	292,083
		320,082

Aerospace & Defense — 1.8%
Boeing Co.	10,000	774,200
General Dynamics Corp.	8,200	549,564
Goodrich Corp.	100	4,037
Honeywell International, Inc.	10,200	394,740
Lockheed Martin Corp.	7,000	557,760
Northrop Grumman Corp.	4,200	277,998
Raytheon Co.	12,200	549,854
Rockwell Collins, Inc.	1,300	69,381
United Technologies Corp.	12,500	777,375
		3,954,909

Air Transportation — 0.1%
Southwest Airlines Co.	8,900	160,111

Apparel, Textiles & Shoes — 0.5%
Coach, Inc. (a)	200	5,742
The Gap, Inc. (b)	11,500	199,525
Jones Apparel Group, Inc.	1,700	50,320
Limited Brands, Inc.	7,200	181,152
Liz Claiborne, Inc.	1,600	56,560
Nike, Inc. Cl. B	2,700	213,300
Nordstrom, Inc.	4,500	154,350
VF Corp.	2,000	135,640
		996,589

Automotive & Parts — 0.3%
AutoNation, Inc. (a)	100	1,970
Ford Motor Co. (b)	23,900	159,413
General Motors Corp. (b)	7,300	235,279
Harley-Davidson, Inc. (b)	3,400	193,800
		590,462

Banking, Savings & Loans — 5.9%
AmSouth Bancorporation	3,300	94,578
Bank of America Corp.	52,664	2,713,776
The Bank of New York Co., Inc.	7,300	245,353
BB&T Corp.	5,200	218,348
Capital One Financial Corp. (b)	2,900	224,315
Comerica, Inc.	1,600	93,680
Compass Bancshares, Inc.	1,300	76,622
Fannie Mae	5,300	253,923
Fifth Third Bancorp	5,200	198,328
First Horizon National Corp.	1,100	46,090
Freddie Mac	6,500	376,090
Golden West Financial Corp.	1,400	103,124

1

JP Morgan Chase & Co.	52,000	2,372,240
KeyCorp	6,200	228,780
M&T Bank Corp.	800	97,536
Marshall and Ilsley Corp.	2,200	103,334
Mellon Financial Corp.	4,500	157,500
National City Corp. (b)	8,300	298,800
North Fork Bancorporation, Inc.	7,150	202,560
Northern Trust Corp.	1,100	62,810
Regions Financial Corp. (b)	9,566	347,150
SLM Corp.	6,200	311,860
Sovereign Bancorp, Inc.	15	310
State Street Corp.	3,600	216,216
SunTrust Banks, Inc.	3,500	276,045
Synovus Financial Corp.	3,000	84,780
U.S. Bancorp	16,800	537,600
Wachovia Corp.	25,828	1,385,156
Washington Mutual, Inc.	9,085	406,100
Wells Fargo & Co.	15,800	1,142,972
Zions Bancorp	900	73,926
		12,949,902

Beverages — 1.0%
Anheuser-Busch Cos., Inc.	11,100	534,465
The Coca-Cola Co. (b)	15,700	698,650
Coca-Cola Enterprises, Inc.	7,100	152,366
Constellation Brands, Inc. Cl. A (a)	1,700	41,582
The Pepsi Bottling Group, Inc.	3,500	116,375
PepsiCo, Inc.	12,100	766,898
		2,310,336

Broadcasting, Publishing & Printing — 1.0%
CBS Corp. Cl. B	6,500	178,295
Clear Channel Communications, Inc.	11,700	338,715
Comcast Corp. Cl. A (a)	1,400	48,132
Dow Jones & Co., Inc.	800	28,032
Gannett Co., Inc.	3,300	171,996
The McGraw-Hill Companies, Inc.	7,000	394,100
Meredith Corp.	600	28,338
Time Warner, Inc.	60,000	990,000
Tribune Co. (b)	1,900	56,449
Univision Communications, Inc. Cl. A (a) (b)	100	3,340
		2,237,397

Building Materials & Construction — 0.1%
Louisiana-Pacific Corp. (b)	1,400	28,000
Masco Corp. (b)	4,900	130,977
Vulcan Materials Co.	100	6,697
		165,674

Chemicals — 0.7%
Dow Chemical Co.	13,900	480,662
Du Pont (E.I.) de Nemours & Co.	13,300	527,478
Hercules, Inc. (a)	1,700	23,630
International Flavors & Fragrances, Inc.	1,100	40,700
Monsanto Co.	4,700	202,053

2

PPG Industries, Inc.	2,400	147,696
Rohm & Haas Co.	3,400	156,808
		1,579,027

Commercial Services — 0.8%
Allied Waste Industries, Inc. (a)	3,700	37,592
Cendant Corp.	700	10,507
Cintas Corp.	700	24,710
Convergys Corp. (a)	15,400	293,832
Donnelley (R.R.) & Sons Co.	1,100	32,109
eBay, Inc. (a)	2,800	67,396
Equifax, Inc. (b)	2,300	74,244
Fluor Corp.	700	61,481
Moody’s Corp.	2,100	115,248
Paychex, Inc.	3,700	126,466
PerkinElmer, Inc.	1,700	30,651
Quest Diagnostics	2,200	132,264
Robert Half International, Inc. (b)	1,000	32,360
Ryder System, Inc. (b)	4,800	241,920
Waste Management, Inc.	13,400	460,692
		1,741,472

Communications — 0.5%
Avaya, Inc. (a)	38,400	355,584
Ciena Corp. (a) (b)	48,000	174,240
Citizens Communications Co.	4,800	61,584
L-3 Communications Holdings, Inc.	1,600	117,840
Lucent Technologies, Inc. (a)	35,100	74,763
Network Appliance, Inc. (a)	4,700	139,543
Qualcomm, Inc.	5,700	200,982
Tellabs, Inc. (a)	5,800	54,520
		1,179,056

Communications Equipment — 0.3%
Motorola, Inc.	31,500	716,940

Computer Integrated Systems Design — 0.2%
Autodesk, Inc. (a)	2,500	85,275
Computer Sciences Corp. (a)	3,400	178,126
Sun Microsystems, Inc. (a) (b)	44,700	194,445
		457,846

Computer Programming Services — 0.0%
VeriSign, Inc. (a)	1,600	28,688

Computers & Information — 2.4%
Apple Computer, Inc. (a)	10,800	733,968
Cisco Systems, Inc. (a)	115,000	2,052,750
Dell, Inc. (a) (b)	4,800	104,064
EMC Corp. (a)	2,100	21,315
International Business Machines Corp.	24,600	1,904,286
International Game Technology	2,900	112,114
Jabil Circuit, Inc.	100	2,310
Lexmark International, Inc. (a)	5,300	286,465
SanDisk Corp. (a)	1,400	65,324
Solectron Corp. (a)	7,100	21,442
		5,304,038

3

Computers & Office Equipment — 1.0%
Electronic Data Systems Corp.	3,400	81,260
Hewlett-Packard Co.	57,300	1,828,443
Xerox Corp. (a)	27,100	381,839
		2,291,542

Containers — 0.2%
Ball Corp.	1,600	61,280
Bemis Co., Inc.	1,500	46,050
Pactiv Corp. (a)	2,100	51,471
Sealed Air Corp.	1,100	51,964
Temple-Inland, Inc.	2,700	114,858
		325,623

Cosmetics & Personal Care — 1.1%
Alberto-Culver Co.	600	29,244
Colgate-Palmolive Co.	7,400	438,968
The Estee Lauder Cos., Inc. Cl. A	1,800	67,176
Kimberly-Clark Corp.	6,600	402,930
The Procter & Gamble Co.	28,318	1,591,472
		2,529,790

Data Processing & Preparation — 0.6%
Affiliated Computer Services, Inc. Cl. A (a) (b)	1,200	61,116
Automatic Data Processing, Inc.	6,200	271,312
First Data Corp.	13,400	547,390
Fiserv, Inc. (a)	3,200	139,712
IMS Health, Inc. (b)	2,700	74,088
NCR Corp. (a)	3,800	122,132
		1,215,750

Electric Utilities — 1.7%
AES Corp. (a)	5,300	105,258
Ameren Corp.	1,600	82,400
American Electric Power Co., Inc.	3,200	115,584
CenterPoint Energy, Inc. (b)	4,100	56,334
Consolidated Edison, Inc. (b)	3,200	149,984
Dominion Resources, Inc.	2,800	219,744
DTE Energy Co.	2,300	97,336
Duke Energy Corp.	16,564	502,220
Edison International	4,300	177,934
Entergy Corp.	2,700	208,170
FirstEnergy Corp.	4,500	252,000
FPL Group, Inc. (b)	5,400	232,956
NiSource, Inc. (b)	2,100	47,775
PG&E Corp.	4,700	195,896
Pinnacle West Capital Corp.	1,300	55,913
PPL Corp. (b)	11,400	387,828
Progress Energy, Inc.	3,400	148,070
Southern Co. (b)	9,900	334,422
TXU Corp.	6,100	391,803
		3,761,627

4

Electrical Equipment & Electronics — 3.1%
Advanced Micro Devices, Inc. (a)	800	15,512
Altera Corp. (a)	4,600	79,626
Analog Devices, Inc.	4,600	148,718
Broadcom Corp. Cl. A (a)	800	19,192
Emerson Electric Co.	8,400	662,928
Freescale Semiconductor, Inc. Cl. B (a)	8,737	249,179
General Electric Co.	101,200	3,308,228
Intel Corp.	49,500	891,000
JDS Uniphase Corp. (a)	1,000	2,130
Johnson Controls, Inc.	2,400	184,224
KLA-Tencor Corp.	100	4,219
Linear Technology Corp.	100	3,235
LSI Logic Corp. (a) (b)	3,100	25,420
Maxim Integrated Products, Inc.	200	5,876
Micron Technology, Inc. (a)	15,900	247,881
Molex, Inc.	100	3,172
National Semiconductor Corp.	4,300	100,018
Novellus Systems, Inc. (a)	1,600	40,496
Nvidia Corp. (a)	7,700	170,401
QLogic Corp. (a)	2,000	34,980
Rockwell Automation, Inc.	2,200	136,356
Texas Instruments, Inc.	20,000	595,600
Xilinx, Inc.	200	4,002
		6,932,393

Energy — 6.3%
Anadarko Petroleum Corp.	300	13,722
Ashland, Inc.	1,000	66,510
BJ Services Co.	2,900	105,183
Chesapeake Energy Corp. (b)	400	13,160
Chevron Corp. (b)	37,885	2,492,075
ConocoPhillips	21,174	1,453,383
Devon Energy Corp.	400	25,856
El Paso Corp. (b)	10,600	169,600
EOG Resources, Inc.	200	14,830
Exxon Mobil Corp.	77,300	5,236,302
Halliburton Co.	1,300	43,368
Hess Corp.	1,900	100,510
Kerr-McGee Corp.	152	10,670
KeySpan Corp.	1,400	56,378
Kinder Morgan, Inc.	1,600	163,200
Marathon Oil Corp.	7,600	688,864
Nabors Industries Ltd. (a) (b)	100	3,532
Nicor, Inc.	600	26,292
Noble Corp.	100	7,175
Occidental Petroleum Corp.	5,500	592,625
Schlumberger Ltd.	17,800	1,189,930
Sempra Energy	5,600	270,256
Transocean, Inc. (a)	5,000	386,150
Valero Energy Corp.	7,900	532,697
Weatherford International Ltd. (a)	200	9,368
The Williams Cos., Inc.	500	12,125
Xcel Energy, Inc.	5,400	108,216
XTO Energy, Inc.	100	4,699
		13,796,676

5

Entertainment & Leisure — 1.0%
Harrah’s Entertainment, Inc.	100	6,011
News Corp., Inc. Cl. A	33,100	636,844
The Walt Disney Co.	50,500	1,499,345
		2,142,200

Financial Services — 4.7%
American Express Co.	13,500	702,810
Ameriprise Financial, Inc.	2,340	104,364
Archstone-Smith Trust REIT	2,300	120,681
The Bear Stearns Cos., Inc.	2,800	397,236
CIT Group, Inc.	3,100	142,321
Citigroup, Inc.	66,700	3,222,277
Countrywide Financial Corp.	13,598	487,216
E*TRADE Financial Corp. (a)	4,100	95,571
Franklin Resources, Inc.	1,000	91,450
The Goldman Sachs Group, Inc.	8,000	1,222,000
Huntington Bancshares, Inc.	3,700	90,095
Janus Capital Group, Inc.	2,300	37,237
Legg Mason, Inc.	100	8,347
Lehman Brothers Holdings, Inc.	13,300	863,835
Merrill Lynch & Co., Inc. (b)	16,900	1,230,658
Morgan Stanley (b)	19,000	1,263,500
PNC Financial Services Group, Inc.	4,500	318,780
The Charles Schwab Corp.	1,000	15,880
T. Rowe Price Group, Inc.	100	4,131
		10,418,389

Food Retailers — 0.2%
Starbucks Corp. (a)	6,500	222,690
SuperValu, Inc.	4,210	114,133
		336,823

Foods — 0.9%
Archer-Daniels-Midland Co.	9,500	418,000
Campbell Soup Co.	4,400	161,392
ConAgra Foods, Inc. (b)	7,600	163,400
Dean Foods Co. (a)	2,000	75,060
General Mills, Inc.	5,200	269,880
Heinz (H. J.) Co.	4,900	205,653
The Hershey Co.	1,500	82,455
The Kroger Co.	15,200	348,536
McCormick & Co., Inc.	2,000	70,120
Safeway, Inc.	9,400	263,952
		2,058,448

Forest Products & Paper — 0.0%
International Paper Co. (b)	300	10,299
MeadWestvaco Corp.	100	2,612
Plum Creek Timber Co., Inc.	1,300	44,278
		57,189

6

Healthcare — 0.6%
Caremark Rx, Inc.	5,800	306,240
Coventry Health Care, Inc. (a)	2,050	108,035
Express Scripts, Inc. (a)	4,300	331,229
Humana, Inc. (a)	2,100	117,453
Laboratory Corp. of America Holdings (a) (b)	3,600	231,912
Manor Care, Inc. (b)	2,300	115,115
		1,209,984

Home Construction, Furnishings & Appliances — 0.1%
D.R. Horton, Inc.	100	2,143
Harman International Industries, Inc.	500	40,100
Leggett & Platt, Inc.	2,400	54,768
Lennar Corp. Cl. A	1,700	76,041
Pulte Homes, Inc.	100	2,850
Whirlpool Corp.	1,000	77,190
		253,092

Household Products — 0.4%
The Black & Decker Corp.	1,000	70,510
Corning, Inc. (a)	5,000	95,350
Fortune Brands, Inc.	1,800	130,536
Newell Rubbermaid, Inc.	3,600	94,896
The Sherwin-Williams Co.	2,400	121,440
Snap-on, Inc.	800	33,608
The Stanley Works	7,100	322,127
		868,467

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	1,200	74,508

Industrial - Diversified — 1.2%
3M Co.	9,300	654,720
Cooper Industries Ltd. Cl. A	2,600	224,016
Danaher Corp.	4,800	312,960
Eaton Corp.	4,300	275,630
Illinois Tool Works, Inc.	5,100	233,223
ITT Industries, Inc.	2,200	111,210
Textron, Inc.	1,600	143,856
Tyco International Ltd.	25,189	657,181
		2,612,796

Information Retrieval Services — 0.4%
Google, Inc. Cl. A (a)	2,200	850,520
Juniper Networks, Inc. (a)	500	6,725
Yahoo!, Inc. (a)	3,000	81,420
		938,665

Insurance — 4.2%
ACE Ltd.	5,900	304,027
Aetna, Inc.	7,500	236,175
AFLAC, Inc.	5,400	238,356
Allstate Corp.	11,200	636,384
Ambac Financial Group, Inc.	2,700	224,397

7

American International Group, Inc.	16,900	1,025,323
Aon Corp.	3,400	116,382
Chubb Corp.	9,900	499,158
Cigna Corp.	3,700	337,625
Cincinnati Financial Corp.	4,314	203,448
Genworth Financial, Inc. Cl. A	9,000	308,700
The Hartford Financial Services Group, Inc.	5,500	466,620
Lincoln National Corp.	7,206	408,436
Loews Corp.	7,200	266,832
Marsh & McLennan Cos., Inc.	6,000	162,180
MBIA, Inc. (b)	3,300	194,073
Metlife, Inc. (b)	13,300	691,600
MGIC Investment Corp.	1,600	91,056
Principal Financial Group, Inc.	5,000	270,000
Progressive Corp.	14,100	341,079
Prudential Financial, Inc.	3,200	251,648
Safeco Corp.	4,000	214,880
St. Paul Travelers Cos.	16,722	765,868
Torchmark Corp.	3,500	211,645
UnumProvident Corp.	3,300	53,559
WellPoint, Inc. (a)	8,500	633,250
XL Capital Ltd. Cl. A	1,900	121,030
		9,273,731

Lodging — 0.2%
Hilton Hotels Corp.	4,600	110,078
Marriott International, Inc. Cl. A	2,700	94,986
Starwood Hotels & Resorts Worldwide, Inc.	3,000	157,740
		362,804

Machinery & Components — 0.9%
Baker Hughes, Inc.	5,200	415,740
Caterpillar, Inc.	8,300	588,221
Cummins, Inc. (b)	2,400	280,800
Deere & Co.	100	7,257
Dover Corp.	2,600	122,564
Ingersoll-Rand Co. Cl. A	9,600	343,680
Parker Hannifin Corp.	3,500	252,840
		2,011,102

Manufacturing — 0.2%
American Standard Cos., Inc. (b)	2,100	81,123
Applied Materials, Inc.	19,900	313,226
Avery Dennison Corp.	1,300	76,219
		470,568

Medical Supplies — 0.6%
Agilent Technologies, Inc. (a)	9,200	261,648
Applera Corp. - Applied Biosystems Group	4,000	128,600
Bausch & Lomb, Inc. (b)	700	33,110
Baxter International, Inc.	8,400	352,800
Becton, Dickinson & Co.	3,200	210,944
Boston Scientific Corp. (a)	9,400	159,894
Fisher Scientific International, Inc. (a)	1,600	118,576
St. Jude Medical, Inc. (a)	100	3,690

8

Tektronix, Inc.	1,000	27,270
Thermo Electron Corp. (a) (b)	2,000	74,020
Waters Corp. (a)	1,400	56,952
		1,427,504

Metals & Mining — 0.6%
Alcoa, Inc. (b)	1,900	56,905
Allegheny Technologies, Inc.	1,100	70,279
CONSOL Energy, Inc.	100	4,116
Freeport-McMoRan Copper & Gold, Inc. Cl. B (b)	5,900	321,904
Nucor Corp. (b)	10,600	563,602
Phelps Dodge Corp.	2,700	235,818
United States Steel Corp.	2,700	170,289
		1,422,913

Pharmaceuticals — 5.7%
Abbott Laboratories	29,100	1,390,107
AmerisourceBergen Corp.	3,500	150,500
Amgen, Inc. (a)	15,100	1,053,074
Barr Pharmaceuticals, Inc. (a)	900	44,784
Biogen Idec, Inc. (a)	4,400	185,328
Bristol-Myers Squibb Co.	25,100	601,647
Cardinal Health, Inc.	4,000	268,000
Forest Laboratories, Inc. (a)	4,100	189,871
Hospira, Inc. (a)	2,040	89,128
Johnson & Johnson	37,700	2,358,135
King Pharmaceuticals, Inc. (a)	3,100	52,762
McKesson Corp.	8,100	408,159
Medco Health Solutions, Inc. (a)	2,300	136,459
Merck & Co., Inc.	43,400	1,747,718
Mylan Laboratories, Inc.	12,600	276,696
Pfizer, Inc.	93,600	2,432,664
Schering-Plough Corp.	11,101	226,904
Sigma-Aldrich Corp.	900	62,550
Watson Pharmaceutical, Inc. (a)	1,400	31,346
Wyeth	17,300	838,531
		12,544,363

Prepackaged Software — 1.9%
Adobe Systems, Inc. (a)	500	14,255
BMC Software, Inc. (a)	10,500	245,910
CA, Inc.	162	3,396
Citrix Systems, Inc. (a)	2,000	63,540
Compuware Corp. (a)	4,100	28,659
Electronic Arts, Inc. (a)	200	9,422
Intuit, Inc. (a) (b)	8,400	259,308
Microsoft Corp.	94,600	2,273,238
Oracle Corp. (a)	87,300	1,306,881
Symantec Corp. (a)	1,000	17,370
		4,221,979

Real Estate — 0.2%
Boston Properties, Inc.	900	88,380
Equity Office Properties Trust	4,000	151,640
Kimco Realty Corp.	2,300	90,252
		330,272

9

Restaurants — 0.6%
Darden Restaurants, Inc. (b)	1,800	60,840
McDonald’s Corp.	28,300	1,001,537
Yum! Brands, Inc.	3,800	171,000
		1,233,377

Retail — 2.2%
Amazon.com, Inc. (a)	300	8,067
AutoZone, Inc. (a)	600	52,722
Bed Bath & Beyond, Inc. (a)	100	3,348
Best Buy Co., Inc.	5,200	235,768
Big Lots, Inc. (a)	39,000	630,240
Circuit City Stores, Inc.	100	2,450
CVS Corp.	600	19,632
Dillards, Inc. Cl. A	1,300	39,039
Dollar General Corp.	100	1,342
Family Dollar Stores, Inc.	3,300	74,976
Federated Department Stores, Inc.	11,592	406,995
The Home Depot, Inc.	1,900	65,949
J.C. Penney Co., Inc.	4,900	308,504
Kohl’s Corp. (a)	4,400	249,172
Office Depot, Inc. (a)	14,200	511,910
OfficeMax, Inc.	1,500	61,665
Sears Holdings Corp. (a)	2,000	274,500
Staples, Inc.	15,300	330,786
The TJX Cos., Inc. (b)	9,600	233,952
Walgreen Co.	12,500	584,750
Wal-Mart Stores, Inc.	18,800	836,600
		4,932,367

Telephone Utilities — 1.9%
AT&T, Inc.	57,600	1,727,424
BellSouth Corp.	15,600	611,052
CenturyTel, Inc.	8,500	327,845
Embarq Corp. (a)	2,196	99,369
Qwest Communications International, Inc. (a)	57,200	457,028
Sprint Nextel Corp.	335	6,633
Verizon Communications, Inc.	24,368	824,126
Windstream Corp.	7,000	87,710
		4,141,187

Tobacco — 1.2%
Altria Group, Inc.	30,100	2,407,097
Reynolds American, Inc. (b)	1,300	164,814
UST, Inc. (b)	2,300	116,265
		2,688,176

Toys, Games — 0.1%
Hasbro, Inc.	2,200	41,140
Mattel, Inc.	4,900	88,396
		129,536

10

Transportation — 1.1%
Burlington Northern Santa Fe Corp.	4,700	323,877
Carnival Corp. (b)	100	3,896
CSX Corp.	2,900	175,972
FedEx Corp.	3,800	397,898
Norfolk Southern Corp.	5,300	230,126
Union Pacific Corp.	3,500	297,500
United Parcel Service, Inc. Cl. B	13,800	950,958
		2,380,227

Travel — 0.0%
Sabre Holdings Corp. Cl. A	1,200	24,840

TOTAL COMMON STOCK (Cost $129,824,278)		134,111,437

TOTAL EQUITIES (Cost $129,824,278)		134,111,437

RIGHTS - 0.0%
Computers & Information
Seagate Technology (c)	5,100	0

TOTAL RIGHTS (Cost $0)		0

		Principal Amount
BONDS & NOTES — 30.0%
ASSET BACKED SECURITIES — 0.5%
Financial Services

Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1
5.000%	10/25/2033	508,503	477,380
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	115,970	122,928
Travelers Funding Ltd., Series 1A, Class A1 (d)
6.300%	02/18/2014	354,701	354,665
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2
4.230%	02/07/2015	93,272	92,744

TOTAL ASSET BACKED SECURITIES (Cost $1,066,273)			1,047,717

CORPORATE DEBT — 10.5%
Air Transportation — 0.0%

US Airways, Inc. Class B (a) (e)
7.500%	04/15/2008	434,841	5,436

11

Apparel, Textiles & Shoes — 0.1%

Kellwood Co.
7.625%	10/15/2017	15,000	13,699
Kellwood Co.
7.875%	07/15/2009	50,000	49,367
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	85,000	88,182
			151,248

Automotive & Parts — 0.3%

DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	530,000	514,406
DaimlerChrysler NA Holding Corp.
4.125%	03/07/2007	145,000	143,652
General Motors Corp. (b)
8.375%	07/15/2033	25,000	20,500
			678,558

Banking, Savings & Loans — 0.6%

Ametek, Inc.
7.200%	07/15/2008	280,000	285,684
Bank of America Corp.
4.250%	10/01/2010	225,000	215,101
CIT Group, Inc.
7.375%	04/02/2007	250,000	253,019
JP Morgan Chase & Co.
3.125%	12/11/2006	250,000	247,878
Kern River Funding Corp. (d)
4.893%	04/30/2018	172,000	163,398
SLM Corp.
5.000%	10/01/2013	65,000	61,962
SLM Corp.
5.625%	08/01/2033	80,000	72,650
Wells Fargo & Co.
4.125%	03/10/2008	125,000	122,376
			1,422,068

Beverages — 0.2%

Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	75,000	71,040
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	150,000	156,252
Constellation Brands, Inc.
8.000%	02/15/2008	55,000	55,962
Diageo Finance BV
3.000%	12/15/2006	100,000	99,086
			382,340

Broadcasting, Publishing & Printing — 1.1%

Belo Corp.
6.750%	05/30/2013	200,000	201,636
Belo Corp.
8.000%	11/01/2008	100,000	104,319

12

Clear Channel Communications, Inc.
6.000%	11/01/2006	55,000	55,022
Comcast Cable Communications, Inc.
8.375%	05/01/2007	750,000	764,989
Cox Communications, Inc.
4.625%	01/15/2010	495,000	475,600
Cox Communications, Inc.
6.750%	03/15/2011	200,000	205,225
Dow Jones & Co., Inc.
3.875%	02/15/2008	220,000	214,801
Knight-Ridder, Inc.
7.125%	06/01/2011	30,000	30,938
Rogers Cable, Inc.
5.500%	03/15/2014	125,000	112,344
Shaw Communications, Inc.
8.250%	04/11/2010	110,000	113,987
USA Interactive
7.000%	01/15/2013	160,000	162,396
			2,441,257

Building Materials & Construction — 0.2%

Chemed Corp.
8.750%	02/24/2011	130,000	136,500
Vulcan Materials Co.
6.000%	04/01/2009	250,000	253,515
			390,015

Chemicals — 0.3%

Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	170,000	169,477
Cytec Industries, Inc.
5.500%	10/01/2010	90,000	88,162
ICI Wilmington, Inc.
7.050%	09/15/2007	150,000	152,116
Lubrizol Corp.
4.625%	10/01/2009	130,000	125,938
Lubrizol Corp.
5.875%	12/01/2008	90,000	90,279
Sealed Air Corp. (d)
6.875%	07/15/2033	40,000	38,877
			664,849

Commercial Services — 0.1%

Allied Waste North America, Inc., Series B
5.750%	02/15/2011	80,000	75,600
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	100,000	96,535
			172,135

13

Communications — 0.0%

Echostar DBS Corp. (d)
7.125%	02/01/2016	110,000	108,075

Computer Programming Services — 0.0%

Electronic Data Systems Corp., Series B
6.500%	08/01/2013	90,000	89,253

Data Processing & Preparation — 0.0%

Certegy, Inc.
4.750%	09/15/2008	60,000	56,255

Electric Utilities — 1.6%

Allegheny Energy Supply Co. LLC (d)
8.250%	04/15/2012	75,000	79,875
Centerpoint Energy, Inc. Series B
5.875%	06/01/2008	290,000	290,509
Dominion Resources, Inc. (b)
5.150%	07/15/2015	200,000	186,658
Duke Energy Field Services Corp.
7.875%	08/16/2010	550,000	591,406
Elwood Energy LLC
8.159%	07/05/2026	98,550	107,359
Entergy Gulf States, Inc.
5.250%	08/01/2015	275,000	252,721
FirstEnergy Corp., Series A
5.500%	11/15/2006	90,000	89,967
Homer City Funding LLC
8.734%	10/01/2026	122,925	137,676
Ipalco Enterprises, Inc.
8.375%	11/14/2008	255,000	262,650
Kansas Gas & Electric Co.
5.647%	03/29/2021	85,000	81,556
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	275,000	265,459
MidAmerican Funding LLC
6.750%	03/01/2011	45,000	46,948
Monongahela Power Co.
6.700%	06/15/2014	110,000	114,141
Nevada Power Co., Series L
5.875%	01/15/2015	120,000	115,637
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	70,000	72,013
Tampa Electric Co.
5.375%	08/15/2007	190,000	189,352
Tenaska Oklahoma (d)
6.528%	12/30/2014	144,156	140,140
TransAlta Corp.
5.750%	12/15/2013	250,000	243,133
Tri-State Generation & Transmission Association, Series 2003, Class A (d)
6.040%	01/31/2018	120,000	118,974

14

Tri-State Generation & Transmission Association, Series 2003, Class B (d)
7.144%	07/31/2033	135,000	142,383
TXU Energy Co.
7.000%	03/15/2013	55,000	56,636
			3,585,193

Electrical Equipment & Electronics — 0.1%

Anixter, Inc.
5.950%	03/01/2015	130,000	119,925
Avnet, Inc.
8.000%	11/15/2006	31,000	31,142
Thomas & Betts Corp., Series B MTN
6.390%	02/10/2009	55,000	55,868
			206,935

Energy — 0.8%

Australian Gas Light Co. Ltd. (d)
6.400%	04/15/2008	190,000	191,784
Boardwalk Pipelines LLC
5.500%	02/01/2017	40,000	37,981
Chesapeake Energy Corp.
6.500%	08/15/2017	80,000	74,400
Colonial Pipeline Co. (d)
7.630%	04/15/2032	200,000	242,415
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	65,000	66,132
Enterprise Products Operating LP
7.500%	02/01/2011	35,000	36,957
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	15,000	14,682
Gulf South Pipeline Co., LP (d)
5.050%	02/01/2015	40,000	37,525
Mobil Corp.
8.625%	08/15/2021	275,000	359,974
OAO Gazprom (d)
9.625%	03/01/2013	75,000	87,750
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	100,000	97,632
Plains All American Pipeline Co.
5.625%	12/15/2013	140,000	135,636
The Premcor Refining Group, Inc.
6.750%	05/01/2014	60,000	61,342
XTO Energy, Inc.
4.900%	02/01/2014	225,000	209,264
			1,653,474

Entertainment & Leisure — 0.0%

Harrah’s Operating Co., Inc.
5.500%	07/01/2010	100,000	98,132

15

Financial Services — 2.1%

American Honda Finance Corp. (d)
3.850%	11/06/2008	175,000	168,965
Bombardier Capital, Inc. (d)
6.750%	05/01/2012	65,000	60,125
Countrywide Home Loans, Inc.
3.250%	05/21/2008	250,000	240,468
Emerald Investment Grade CBO Ltd. (d)
5.819%	05/24/2011	581,016	581,198
ERAC USA Finance Co. (d)
6.700%	06/01/2034	85,000	85,238
ERAC USA Finance Co. (d)
6.750%	05/15/2007	250,000	251,178
Foster’s Finance Corp. (d)
6.875%	06/15/2011	225,000	235,011
Franklin Resources, Inc.
3.700%	04/15/2008	200,000	194,040
Glencore Funding LLC (d)
6.000%	04/15/2014	150,000	139,515
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	225,000	215,198
The Goldman Sachs Group, Inc.
6.125%	02/15/2033	65,000	62,208
Household Finance Corp.
4.125%	12/15/2008	250,000	242,711
Household Finance Corp.
6.375%	10/15/2011	100,000	103,138
iStar Financial, Inc. REIT
7.000%	03/15/2008	75,000	76,438
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	45,000	44,046
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	80,000	77,970
Kimco Realty Corp., Series B MTN
7.860%	11/01/2007	350,000	358,237
Nisource Finance Corp.
3.200%	11/01/2006	125,000	124,229
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	30,000	29,100
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	100,000	101,000
Senior Housing Properties Trust REIT
8.625%	01/15/2012	25,000	26,250
Simon Property Group LP
6.875%	11/15/2006	200,000	200,579
Sprint Capital Corp.
6.900%	05/01/2019	60,000	62,319
Telecom Italia Capital SA
6.000%	09/30/2034	115,000	101,821
Textron Financial Corp., Series E
2.690%	10/03/2006	495,000	492,700
Verizon Global Funding Corp.
7.750%	12/01/2030	140,000	152,862
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	210,000	226,914
			4,653,458

16

Food Retailers — 0.1%

SuperValu, Inc.
7.875%	08/01/2009	120,000	123,592

Foods — 0.5%

General Mills, Inc.
2.625%	10/24/2006	875,000	869,212
Smithfield Foods, Inc.
7.000%	08/01/2011	230,000	227,125
			1,096,337

Forest Products & Paper — 0.1%

Packaging Corp. of America
5.750%	08/01/2013	70,000	67,541
Rock-Tenn Co.
8.200%	08/15/2011	190,000	191,900
			259,441

Healthcare — 0.0%

HCA, Inc.
6.950%	05/01/2012	110,000	96,525

Heavy Machinery — 0.3%

Briggs & Stratton Corp.
8.875%	03/15/2011	140,000	151,550
Pentair, Inc.
7.850%	10/15/2009	175,000	185,209
Timken Co.
5.750%	02/15/2010	135,000	133,015
Timken Co., Series A
6.750%	08/21/2006	125,000	124,985
Toro Co.
7.800%	06/15/2027	40,000	43,898
			638,657

Home Construction, Furnishings & Appliances — 0.2%

D.R. Horton, Inc.
4.875%	01/15/2010	25,000	23,873
Newell Rubbermaid, Inc.
4.000%	05/01/2010	100,000	94,397
Steelcase, Inc.
6.375%	11/15/2006	310,000	309,387
			427,657

17

Industrial - Diversified — 0.3%

American Standard, Inc.
7.625%	02/15/2010	200,000	209,951
Leucadia National Corp.
7.750%	08/15/2013	350,000	359,625
			569,576

Lodging — 0.2%

Hilton Hotels Corp.
7.200%	12/15/2009	100,000	102,636
MGM Mirage
6.000%	10/01/2009	60,000	58,350
MGM Mirage
6.750%	09/01/2012	200,000	193,500
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	130,000	137,150
			491,636

Medical Supplies — 0.5%

Millipore Corp.
7.500%	04/01/2007	1,000,000	1,008,879

Real Estate — 0.1%

First Industrial LP
7.600%	05/15/2007	175,000	177,317

Restaurants — 0.0%

Aramark Services, Inc.
7.000%	05/01/2007	60,000	60,236

Retail — 0.1%

J.C. Penney Co., Inc.
7.950%	04/01/2017	30,000	33,847
The May Department Stores Co.
3.950%	07/15/2007	100,000	98,284
			132,131

Telephone Utilities — 0.3%

Embarq Corp.
6.738%	06/01/2013	40,000	40,384
Embarq Corp.
7.082%	06/01/2016	75,000	75,480
France Telecom SA
7.750%	03/01/2011	240,000	259,995
Qwest Corp.
8.875%	03/15/2012	80,000	86,200
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	100,000	96,000
			558,059

18

Transportation — 0.3%

Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	130,000	138,457
Burlington Northern Santa Fe Corp., Series H
9.250%	10/01/2006	305,000	306,759
CSX Corp.
7.250%	05/01/2027	10,000	11,165
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	85,000	79,263
Norfolk Southern Corp.
6.000%	04/30/2008	120,000	120,862
			656,506

Travel — 0.0%

Sabre Holdings Corp.
6.350%	03/15/2016	85,000	81,171

TOTAL CORPORATE DEBT (Cost $23,813,345)			23,136,401

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
Financial Services
Collateralized Mortgage Obligations

ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	348,161	326,852
AES Eastern Energy LP, Series 1999-1, Class A
9.000%	01/02/2017	116,547	127,036
Asset Securitization Corp., Series 1995-MD4, Class A1
7.100%	08/13/2029	27,609	27,822
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1
3.848%	09/25/2033	102,082	101,890
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1
4.136%	02/25/2034	89,870	89,112
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	48,304	48,096
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1
2.254%	01/15/2037	124,073	121,205
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	122,200	123,034
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1
4.578%	08/25/2034	159,856	162,169
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A
4.537%	08/25/2034	275,255	274,052
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1
5.000%	12/25/2033	596,419	559,917

19

Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1
6.310%	11/15/2026	9,867	9,885
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA
6.206%	07/25/2033	59,800	59,783
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA
4.115%	02/25/2034	48,763	48,842
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A
5.320%	02/25/2034	17,539	17,745
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B (d)
6.920%	02/03/2014	1,000,000	1,034,428
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A
4.976%	03/25/2034	160,466	161,901
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
5.600%	06/25/2032	62,482	62,263
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	371,226	356,099
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	158,778	166,236
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	193,610	194,870
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	80,670	80,878
Washington Mutual, Inc., Series 2003-S11, Class A1
5.000%	11/25/2033	688,406	646,273
Washington Mutual, Inc., Series 2004-AR2, Class A
5.682%	04/25/2044	254,859	256,943
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1
4.220%	09/25/2034	350,902	341,906
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2
4.109%	06/25/2035	391,340	383,051

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,878,757)			5,782,288

SOVEREIGN DEBT OBLIGATIONS — 0.2%

Province of Ontario
4.750%	01/19/2016	320,000	304,081
United Mexican States
5.625%	01/15/2017	245,000	235,200

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $552,284)			539,281

20

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
Federal Home Loan Mortgage Corporation (FHLMC) — 2.3%
— 0.7%
Freddie Mac
4.000%	12/15/2009	1,575,000	1,515,678

Pass-Through Securities — 1.6%
FHLMC
5.500%	07/01/2020 - 03/01/2021	3,373,721	3,336,018
FHLMC
6.000%	09/01/2016 - 02/01/2018	118,100	119,157
FHLMC
6.500%	08/01/2016	31,463	31,871
FHLMC
8.000%	06/01/2027	70,968	75,509
FHLMC
9.000%	03/01/2017	8,311	8,649
			3,571,204
			5,086,882

Federal National Mortgage Association (FNMA) — 7.1%
— 0.6%
Fannie Mae (b)
3.875%	02/15/2010	1,500,000	1,433,963

Pass-Through Securities — 6.5%
FNMA
4.500%	12/01/2020	2,366,278	2,258,964
FNMA
5.000%	09/01/2035	2,008,534	1,900,968
FNMA
5.500%	09/01/2019 - 04/01/2036	6,341,239	6,196,773
FNMA
6.000%	05/01/2016	42,269	42,693
FNMA
7.000%	01/01/2031 - 05/01/2031	70,597	72,522
FNMA
7.500%	10/01/2029 - 05/01/2030	115,627	119,871
FNMA
8.000%	03/01/2030 - 08/01/2031	44,935	47,755
FNMA TBA (f)
5.000%	08/01/2036	1,700,000	1,608,492
FNMA TBA (f)
5.500%	08/01/2036	2,125,000	2,063,574
			14,311,612
			15,745,575

21

Government National Mortgage Association (GNMA) — 0.1%
Pass-Through Securities
GNMA
7.000%	08/15/2023 - 08/15/2032	79,035	81,906
GNMA
7.500%	10/15/2006 - 06/15/2017	79,731	82,158
GNMA
8.000%	09/15/2006 - 07/15/2008	9,639	9,679
GNMA
9.000%	12/15/2008 - 05/15/2009	30,341	31,214
			204,957

Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV, TVA
4.687%	01/15/2022	94,141	89,387

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $21,344,494)			21,126,801

U.S. TREASURY OBLIGATIONS — 6.6%
U.S. Treasury Bonds — 2.7%
U.S. Treasury Bond (b)
6.125%	08/15/2029	3,355,000	3,792,199
U.S. Treasury Bond (b)
6.875%	08/15/2025	200,000	240,813
U.S. Treasury Bond (b) (g)
8.750%	05/15/2017	1,540,000	2,009,219
			6,042,231

U.S. Treasury Notes — 3.9%
U.S. Treasury Inflation Index
3.875%	01/15/2009	864,192	894,641
U.S. Treasury Note (b)
3.875%	05/15/2010	405,000	390,698
U.S. Treasury Note (b)
4.000%	02/15/2015	2,840,000	2,651,850
U.S. Treasury Note
4.875%	05/31/2011	3,000,000	2,994,844
U.S. Treasury Note (b)
5.000%	08/15/2011	1,670,000	1,679,655
			8,611,688

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,557,599)			14,653,919

TOTAL BONDS & NOTES (Cost $67,212,752)			66,286,407

OPTIONS — 0.0%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014		1,000,000	14,042
Goldman Swaption, Expires 4/14/2008, Strike 5.61		1,500,000	44,950
Goldman Swaption, Expires 4/14/2008, Strike 5.61		1,500,000	44,950

TOTAL OPTIONS (Cost $114,500)			103,942

TOTAL LONG TERM INVESTMENTS (Cost $197,151,530)			200,501,786

22

SHORT-TERM INVESTMENTS — 20.8%
Cash Equivalents — 9.8% (i)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	197,639	197,639
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	592,916	592,916
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	197,638	197,638
American Beacon Funds Money Market Fund (h)		156,449	156,449
Bank of America
5.270%	09/12/2006	395,278	395,278
Bank of America
5.310%	03/08/2007	395,278	395,278
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	395,278	395,278
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	395,278	395,278
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	790,555	790,555
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	592,916	592,916
BGI Institional Money Market Fund
5.224%	08/01/2006	679,966	679,966
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	1,106,777	1,106,777
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	711,500	711,500
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	395,278	395,278
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	909,138	909,138
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	766,838	766,838
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	632,444	632,444
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	513,861	513,861
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	314,628	314,628
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	790,555	790,555
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	316,222	316,222
Freddie Mac Discount Note
5.201%	08/22/2006	178,021	178,021

23

General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	395,278	395,278
Goldman Sachs Financial Square Prime Obligations Money Market Fund (h)		149,328	149,328
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	592,916	592,916
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	592,916	592,916
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	1,557,394	1,557,394
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	592,916	592,916
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	395,278	395,278
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	790,555	790,555
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	395,278	395,278
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	395,278	395,278
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	1,491,179	1,491,179
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	671,972	671,972
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	316,222	316,222
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	592,916	592,916
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	158,111	158,111
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	395,278	395,278
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	592,916	592,916
			21,500,184

Commercial Paper — 11.0%
Block Financial Corp.
5.410%	08/31/2006	550,000	547,521
Burlington Northern Santa Fe Corp.
5.320%	08/08/2006	500,000	499,483
Cadbury Schweppes Finance PLC
0.000%	08/02/2006	357,000	356,947
ConocoPhillips Co.
5.320%	08/04/2006	500,000	499,778
Consolidated Natural Gas Co.
5.350%	08/03/2006	500,000	499,851
CVS Corp.
5.300%	08/02/2006	467,000	466,931
CVS Corp.
5.420%	08/18/2006	500,000	498,720
DaimlerChrysler NA Holding Corp.
5.420%	08/17/2006	500,000	498,796

24

Detroit Edison Co.
5.330%	08/02/2006	3,957,000	3,956,414
Dow Jones & Co., Inc.
5.330%	08/03/2006	1,450,000	1,449,571
Dow Jones & Co., Inc.
5.350%	08/02/2006	315,000	314,953
Duke Energy Corp.
5.320%	08/01/2006	268,000	268,000
Duke Energy Corp.
5.350%	08/02/2006	210,000	209,969
Hanson Finance PLC
5.400%	08/15/2006	525,000	523,897
ITT Industries, Inc.
5.350%	08/08/2006	550,000	549,428
John Deere Capital Corp.
5.320%	08/14/2006	525,000	523,991
Kraft Foods, Inc.
5.250%	08/01/2006	4,590,000	4,590,000
Motorola, Inc.
5.330%	08/10/2006	500,000	499,334
Newell Rubbermaid, Inc.
5.330%	08/01/2006	500,000	500,000
Pearson Holdings, Inc.
5.420%	08/16/2006	474,000	472,930
Reed Elsevier
5.360%	08/16/2006	308,000	307,312
Ryder System, Inc.
5.330%	08/01/2006	450,000	450,000
Sprint Nextel
5.360%	08/10/2006	500,000	499,330
Textron Financial Corp.
5.300%	08/01/2006	2,297,000	2,297,000
Textron Financial Corp.
5.330%	08/07/2006	550,000	549,511
Time Warner, Inc.
5.360%	08/11/2006	550,000	549,181
Verizon Communications, Inc.
5.370%	08/21/2006	343,000	341,977
Walt Disney Co.
5.320%	08/04/2006	500,000	499,778
Wellpoint, Inc.
5.340%	08/09/2006	550,000	549,347
Whirlpool Corp.
5.400%	08/24/2006	545,000	543,121
			24,313,071

TOTAL SHORT-TERM INVESTMENTS (Cost $45,813,255)			45,813,255

TOTAL INVESTMENTS — 111.6% (Cost $242,964,785) (j)			$246,315,041

Other Assets/(Liabilities) — (11.6%)			(25,592,541)

NET ASSETS — 100.0%			$220,722,500

25

Notes to Portfolio of Investments

MTN - Medium Term Note

REIT - Real Estate Investment Trust

TBA - To be announced

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             This security is valued in good faith under procedures established by the board of trustees.

(d)            Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $4,261,519 or 1.9% of net assets.

(e)             Security is currently in default.

(f)               A portion of this security is purchased on a forward commitment basis. (Note 2).

(g)            This security is held as collateral for open futures contracts. (Note 2).

(h)            Amount represents shares owned of the fund.

(i)                Represents investments of security lending collateral. (Note 2).

(j)                See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

26

MassMutual Premier Value Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.4%
COMMON STOCK
Aerospace & Defense — 5.7%
Rockwell Collins, Inc.	40,100	2,140,137
United Technologies Corp.	365,200	22,711,788
		24,851,925

Autos & Housing — 1.0%
Cemex SAB de CV Sponsored ADR (Mexico) (a)	151,600	4,293,312

Banking, Savings & Loans — 19.7%
Bank of America Corp.	382,100	19,689,613
Capital One Financial Corp.	238,200	18,424,770
Freddie Mac	110,500	6,393,530
UBS AG-New	404,232	21,990,221
Wachovia Corp.	371,800	19,939,634
		86,437,768

Broadcasting, Publishing & Printing — 5.4%
Liberty Global, Inc. Cl. A (a)	353,496	7,723,887
Liberty Global, Inc. Cl. C (a)	761,199	16,122,195
		23,846,082

Chemicals — 1.0%
Praxair, Inc.	79,940	4,383,910

Commercial Services — 7.8%
Cendant Corp.	289,500	4,345,395
eBay, Inc. (a)	176,400	4,245,948
Siemens AG Sponsored ADR (Germany)	318,600	25,720,578
		34,311,921

Computer Integrated Systems Design — 2.6%
Synopsys, Inc. (a)	640,978	11,473,506

Electric Utilities — 4.9%
AES Corp. (a)	471,165	9,357,337
CMS Energy Corp. (a)	351,500	4,924,515
PG&E Corp.	124,100	5,172,488
Reliant Energy, Inc. (a) (b)	182,900	2,300,882
		21,755,222

Energy — 10.9%
Exxon Mobil Corp.	533,800	36,159,612
Halliburton Co.	68,600	2,288,496
Sempra Energy	100,600	4,854,956
Total SA Sponsored ADR (France) (b)	66,800	4,557,764
		47,860,828

Entertainment & Leisure — 0.5%
News Corp., Inc. Cl. A	124,000	2,385,760

1

Financial Services — 3.4%
The Bear Stearns Cos., Inc.	30,900	4,383,783
Countrywide Financial Corp.	228,400	8,183,572
E*TRADE Financial Corp. (a)	102,500	2,389,275
		14,956,630

Foods — 2.5%
ConAgra Foods, Inc.	511,000	10,986,500

Healthcare — 0.5%
UnitedHealth Group, Inc.	47,200	2,257,576

Insurance — 8.8%
Everest Re Group Ltd.	245,100	23,188,911
Genworth Financial, Inc. Cl. A	316,085	10,841,715
Platinum Underwriters Holdings Ltd.	157,683	4,460,852
		38,491,478

Metals & Mining — 0.8%
Phelps Dodge Corp.	39,300	3,432,462

Pharmaceuticals — 4.8%
Abbott Laboratories	48,900	2,335,953
Pfizer, Inc.	333,100	8,657,269
Sanofi-Aventis ADR (France) (b)	217,569	10,310,595
		21,303,817

Prepackaged Software — 6.4%
Compuware Corp. (a)	354,500	2,477,955
Microsoft Corp.	552,100	13,266,963
Novell, Inc. (a) (b)	825,400	5,356,846
Take-Two Interactive Software, Inc. (a) (b)	658,800	7,055,748
		28,157,512

Retail — 1.4%
Wal-Mart Stores, Inc.	141,100	6,278,950

Telephone Utilities — 3.8%
IDT Corp. Cl. B (a) (b)	291,302	3,897,621
Sprint Nextel Corp.	639,200	12,656,160
		16,553,781

Tobacco — 4.5%
Altria Group, Inc.	246,100	19,680,617

TOTAL EQUITIES (Cost $423,034,665)		423,699,557

WARRANTS - 0.0%
Financial Services
Raytheon Co. Warrants, Expires 6/16/2011 (a)	524	6,760

TOTAL WARRANTS (Cost $0)		6,760

TOTAL LONG TERM INVESTMENTS (Cost $423,034,665)		423,706,317

2

		Principal Amount
SHORT-TERM INVESTMENTS — 8.1%
Cash Equivalents — 5.5% (d)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	220,622	220,622
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	661,867	661,867
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	220,623	220,623
American Beacon Funds Money Market Fund (c)
		174,643	174,643
Bank of America
5.270%	09/12/2006	441,244	441,244
Bank of America
5.310%	03/08/2007	441,245	441,245
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	441,244	441,244
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	441,244	441,244
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	882,488	882,488
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	661,866	661,866
BGI Institional Money Market Fund
5.224%	08/01/2006	759,039	759,039
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	1,235,484	1,235,484
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	794,239	794,239
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	441,244	441,244
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	1,014,862	1,014,862
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	856,014	856,014
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	705,991	705,991
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	573,617	573,617
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	351,216	351,216
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	882,488	882,488
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	352,995	352,995
Freddie Mac Discount Note
5.201%	08/22/2006	198,723	198,723

3

General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	441,244	441,244
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		166,694	166,694
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	661,866	661,866
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	661,866	661,866
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	1,738,502	1,738,502
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	661,866	661,866
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	441,244	441,244
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	882,488	882,488
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	441,244	441,244
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	441,244	441,244
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	1,664,587	1,664,587
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	750,115	750,115
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	352,995	352,995
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	661,866	661,866
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	176,498	176,498
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	441,244	441,244
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	661,866	661,866
			24,000,427

Repurchase Agreement — 2.6%
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006 (e)		11,675,437	11,675,437

TOTAL SHORT-TERM INVESTMENTS (Cost $35,675,864)			35,675,864

TOTAL INVESTMENTS — 104.5% (Cost $458,710,529) (f)			$459,382,181

Other Assets/(Liabilities) — (4.5%)			(19,633,325)

NET ASSETS — 100.0%			$439,748,856

4

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $11,676,604. Collateralized by a U.S. Government Agency obligation with a rate of 8.270%, maturity date of 02/25/2029, and an aggregate market value, including accrued interest, of $12,259,209.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Premier Enhanced Index Value Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 100.5%
COMMON STOCK
Aerospace & Defense — 1.7%
Alliant Techsystems, Inc. (a) (b)	900	72,126
Armor Holdings, Inc. (a)	500	25,830
General Dynamics Corp.	10,200	683,604
Honeywell International, Inc.	7,800	301,860
Northrop Grumman Corp.	5,300	350,807
Raytheon Co.	7,400	333,518
United Technologies Corp.	1,400	87,066
		1,854,811

Air Transportation — 0.2%
AMR Corp. (a) (b)	800	17,600
Southwest Airlines Co.	5,600	100,744
UAL Corp. (a) (b)	2,200	57,508
		175,852

Apparel, Textiles & Shoes — 0.3%
AnnTaylor Stores Corp. (a)	200	8,212
The Gap, Inc.	4,000	69,400
Jones Apparel Group, Inc.	2,000	59,200
Liz Claiborne, Inc.	1,900	67,165
VF Corp.	2,100	142,422
		346,399

Automotive & Parts — 0.9%
Adesa, Inc. (b)	800	16,328
Autoliv, Inc.	2,500	140,425
AutoNation, Inc. (a)	2,500	49,250
BorgWarner, Inc.	800	48,000
Ford Motor Co.	40,400	269,468
General Motors Corp. (b)	10,600	341,638
Genuine Parts Co.	1,700	70,788
TRW Automotive Holdings Corp. (a)	600	15,540
United Auto Group, Inc.	800	17,112
		968,549

Banking, Savings & Loans — 18.3%
AmSouth Bancorporation	5,600	160,496
Associated Banc-Corp	2,900	90,944
Astoria Financial Corp.	950	28,262
BancorpSouth, Inc.	1,300	35,555
Bank of America Corp.	83,865	4,321,563
Bank of Hawaii Corp.	100	4,954
The Bank of New York Co., Inc.	12,200	410,042
BB&T Corp.	9,067	380,723
BOK Financial Corp.	200	10,286
Capital One Financial Corp. (b)	2,574	199,099
City National Corp.	400	26,684
The Colonial BancGroup, Inc.	2,400	60,960
Comerica, Inc.	2,600	152,230

1

Commerce Bancshares, Inc.	1,002	50,982
Compass Bancshares, Inc.	2,100	123,774
Fannie Mae	9,800	469,518
Fifth Third Bancorp	7,600	289,864
First Horizon National Corp.	2,700	113,130
Freddie Mac	5,900	341,374
Fulton Financial Corp.	1,397	23,120
Golden West Financial Corp.	200	14,732
JP Morgan Chase & Co.	72,700	3,316,574
KeyCorp	9,200	339,480
M&T Bank Corp.	1,200	146,304
Marshall and Ilsley Corp.	4,100	192,577
Mellon Financial Corp.	800	28,000
National City Corp.	18,227	656,172
New York Community Bancorp, Inc.	4,700	76,751
North Fork Bancorporation, Inc.	13,300	376,789
Northern Trust Corp.	200	11,420
Popular, Inc.	2,800	50,372
Regions Financial Corp.	13,971	507,008
Sky Financial Group, Inc.	1,000	24,530
The South Financial Group, Inc.	1,000	27,020
State Street Corp.	400	24,024
SunTrust Banks, Inc.	5,900	465,333
Synovus Financial Corp.	1,400	39,564
TCF Financial Corp.	2,200	59,202
TD Banknorth, Inc.	1,649	47,821
U.S. Bancorp	28,600	915,200
UnionBanCal Corp.	700	43,253
Valley National Bancorp	1,705	44,279
Wachovia Corp.	36,693	1,967,846
Washington Federal, Inc.	1,042	23,310
Washington Mutual, Inc.	24,282	1,085,405
Webster Financial Corp.	1,200	56,592
Wells Fargo & Co.	22,900	1,656,586
Whitney Holding Corp.	1,700	61,353
Wilmington Trust Corp.	700	30,485
Zions Bancorp	1,700	139,638
		19,721,180

Beverages — 0.9%
Anheuser-Busch Cos., Inc.	4,800	231,120
The Coca-Cola Co.	10,200	453,900
Coca-Cola Enterprises, Inc.	7,600	163,096
Constellation Brands, Inc. Cl. A (a)	2,800	68,488
Molson Coors Brewing Co. Cl. B	100	7,145
The Pepsi Bottling Group, Inc.	1,900	63,175
PepsiAmericas, Inc.	1,100	24,860
		1,011,784

Broadcasting, Publishing & Printing — 2.0%
CBS Corp. Cl. B	7,000	192,010
Clear Channel Communications, Inc.	12,100	350,295
Gannett Co., Inc.	4,100	213,692
Hearst-Argyle Television, Inc.	500	10,000

2

Liberty Media Holding Corp. Capital Cl. A (a)	1,500	122,415
Liberty Media Holding Corp. Interactive Cl. A (a)	1,600	26,352
McClatchy Co. Cl. A (b)	358	15,176
Time Warner, Inc.	68,000	1,122,000
Tribune Co. (b)	3,900	115,869
Univision Communications, Inc. Cl. A (a) (b)	1,200	40,080
		2,207,889

Building Materials & Construction — 0.1%
Louisiana-Pacific Corp. (b)	1,800	36,000
Masco Corp.	2,500	66,825
USG Corp. (a) (b)	800	37,088
		139,913

Chemicals — 1.5%
Airgas, Inc.	100	3,625
Albemarle Corp.	1,500	75,630
Cytec Industries, Inc.	900	48,069
Dow Chemical Co.	19,100	660,478
Du Pont (E.I.) de Nemours & Co.	4,400	174,504
FMC Corp.	1,000	61,690
Hercules, Inc. (a)	800	11,120
International Flavors & Fragrances, Inc.	500	18,500
The Lubrizol Corp.	1,100	47,047
Lyondell Chemical Co.	2,600	57,902
PPG Industries, Inc.	3,400	209,236
Rohm & Haas Co.	3,200	147,584
The Valspar Corp.	3,400	83,742
Westlake Chemical Corp.	300	8,220
		1,607,347

Commercial Services — 0.7%
Allied Waste Industries, Inc. (a)	2,700	27,432
Convergys Corp. (a)	7,500	143,100
Donnelley (R.R.) & Sons Co.	2,200	64,218
Equifax, Inc. (b)	300	9,684
Hewitt Associates, Inc. Cl. A (a)	800	17,976
Manpower, Inc.	2,600	154,648
PerkinElmer, Inc.	1,000	18,030
Quanta Services, Inc. (a) (b)	1,200	19,152
Republic Services, Inc.	200	8,032
Ryder System, Inc.	2,900	146,160
Service Corp. International	100	751
The Servicemaster Co.	3,300	33,957
United Rentals, Inc. (a)	1,000	27,920
URS Corp. (a)	2,000	79,200
Waste Management, Inc.	1,300	44,694
		794,954

Communications — 0.4%
Andrew Corp. (a) (b)	2,500	21,125
Avaya, Inc. (a)	11,600	107,416
Ciena Corp. (a)	18,500	67,155
Citizens Communications Co.	3,300	42,339

3

Crown Castle International Corp. (a)	400	14,092
L-3 Communications Holdings, Inc.	1,800	132,570
Tellabs, Inc. (a)	6,300	59,220
		443,917

Communications Equipment — 0.2%
Motorola, Inc.	7,700	175,252

Computer Integrated Systems Design — 0.6%
Cadence Design Systems, Inc. (a)	700	11,333
Computer Sciences Corp. (a)	5,400	282,906
Parametric Technology Corp. (a)	800	12,368
Reynolds & Reynolds, Inc. Cl. A	2,500	88,475
Sun Microsystems, Inc. (a) (b)	47,000	204,450
Synopsys, Inc. (a)	1,700	30,430
		629,962

Computer Programming Services — 0.1%
Ceridian Corp. (a)	2,800	67,228

Computer Related Services — 0.0%
Ingram Micro, Inc. Cl. A (a)	2,200	38,786

Computers & Information — 0.5%
International Business Machines Corp.	4,300	332,863
Lexmark International, Inc. (a)	2,200	118,910
Solectron Corp. (a)	5,500	16,610
Tech Data Corp. (a)	900	33,462
		501,845

Computers & Office Equipment — 1.2%
Electronic Data Systems Corp.	2,300	54,970
Hewlett-Packard Co.	27,300	871,143
Pitney Bowes, Inc.	100	4,132
Xerox Corp. (a)	24,100	339,569
		1,269,814

Containers — 0.3%
Bemis Co., Inc.	2,400	73,680
Sealed Air Corp.	1,000	47,240
Temple-Inland, Inc.	4,600	195,684
		316,604

Cosmetics & Personal Care — 2.4%
Colgate-Palmolive Co.	900	53,388
Kimberly-Clark Corp.	3,300	201,465
The Procter & Gamble Co.	40,600	2,281,720
		2,536,573

Data Processing & Preparation — 0.2%
Affiliated Computer Services, Inc. Cl. A (a)	1,000	50,930
IMS Health, Inc.	3,500	96,040
NCR Corp. (a)	1,800	57,852
		204,822

4

Electric Utilities — 4.9%
Alliant Energy Corp.	2,000	72,360
Ameren Corp.	800	41,200
American Electric Power Co., Inc.	4,500	162,540
CenterPoint Energy, Inc. (b)	5,500	75,570
Consolidated Edison, Inc. (b)	4,300	201,541
Constellation Energy Group, Inc.	100	5,791
Dominion Resources, Inc.	4,000	313,920
DPL, Inc.	2,000	55,520
DTE Energy Co.	3,100	131,192
Duke Energy Corp.	22,068	669,102
Edison International	5,700	235,866
Energy East Corp.	200	4,866
Entergy Corp.	3,600	277,560
Exelon Corp.	100	5,790
FirstEnergy Corp.	5,900	330,400
FPL Group, Inc. (b)	7,100	306,294
Great Plains Energy, Inc. (b)	2,217	65,025
Hawaiian Electric Industries, Inc.	1,400	40,124
MDU Resources Group, Inc.	3,225	79,496
Mirant Corp. (a)	5,300	140,821
NiSource, Inc.	2,900	65,975
Northeast Utilities	100	2,240
NRG Energy, Inc. (a)	1,000	49,250
NSTAR	1,700	52,989
OGE Energy Corp.	2,300	87,055
Pepco Holdings, Inc.	3,400	83,300
PG&E Corp.	6,300	262,584
Pinnacle West Capital Corp.	1,600	68,816
PPL Corp. (b)	13,300	452,466
Progress Energy, Inc.	4,400	191,620
Public Service Enterprise Group, Inc.	600	40,458
Puget Energy, Inc.	1,800	39,978
SCANA Corp. (b)	2,000	79,980
Southern Co.	13,100	442,518
Wisconsin Energy Corp.	1,900	80,180
WPS Resources Corp.	700	36,099
		5,250,486

Electrical Equipment & Electronics — 3.0%
Arrow Electronics, Inc. (a)	1,900	53,694
Atmel Corp. (a)	12,400	59,396
AVX Corp.	500	7,570
DRS Technologies, Inc.	400	18,516
Emerson Electric Co.	800	63,136
Fairchild Semiconductor International, Inc. (a)	900	14,724
Freescale Semiconductor, Inc. Cl. B (a)	4,700	134,044
General Electric Co.	73,700	2,409,253
Hubbell, Inc. Cl. B	800	37,600
Integrated Device Technology, Inc. (a)	1,300	20,111
Intersil Corp. Cl. A	2,000	47,020
Johnson Controls, Inc.	1,400	107,464
LSI Logic Corp. (a) (b)	1,400	11,480

5

Micron Technology, Inc. (a)	7,900	123,161
Novellus Systems, Inc. (a)	900	22,779
Spansion LLC Cl. A (a) (b)	600	8,388
Teleflex, Inc.	1,200	68,508
Vishay Intertechnology, Inc. (a) (b)	3,300	46,299
		3,253,143

Energy — 15.1%
Anadarko Petroleum Corp.	4,400	201,256
Ashland, Inc.	700	46,557
Atmos Energy Corp.	800	23,016
Chevron Corp.	47,126	3,099,948
ConocoPhillips	28,667	1,967,703
Devon Energy Corp.	4,000	258,560
El Paso Corp.	900	14,400
Energen Corp.	100	4,262
Exxon Mobil Corp.	99,400	6,733,356
Hess Corp.	2,400	126,960
Kerr-McGee Corp.	3,722	261,284
KeySpan Corp.	3,100	124,837
Marathon Oil Corp.	8,789	796,635
National Fuel Gas Co.	1,500	55,710
Nicor, Inc.	700	30,674
Occidental Petroleum Corp.	7,452	802,953
Oneok, Inc.	2,900	107,909
Peoples Energy Corp. (b)	600	25,326
Pogo Producing Co.	1,400	61,978
SEACOR Holdings, Inc. (a)	400	32,540
Sempra Energy	6,700	323,342
Southern Union Co.	1,040	28,226
Tesoro Corp.	1,600	119,680
Tidewater, Inc.	3,200	152,672
UGI Corp.	1,900	47,215
Valero Energy Corp.	10,670	719,478
Vectren Corp.	100	2,781
Xcel Energy, Inc.	7,200	144,288
		16,313,546

Entertainment & Leisure — 1.3%
News Corp., Inc. Cl. A	12,300	236,652
The Walt Disney Co.	34,700	1,030,243
Warner Music Group Corp.	6,700	163,145
		1,430,040

Financial Services — 11.3%
AG Edwards, Inc.	2,100	113,316
Allied Capital Corp. (b)	3,300	92,895
AMB Property Corp.	2,200	115,346
American Capital Strategies, Ltd. (b)	2,000	70,000
AmeriCredit Corp. (a)	5,300	130,327
Ameriprise Financial, Inc.	2,900	129,340
Annaly Capital Management, Inc. REIT	2,500	32,025
Apartment Investment & Management Co. Cl. A	1,500	72,135
Archstone-Smith Trust REIT	5,500	288,585

6

AvalonBay Communities, Inc. (b)	1,900	222,148
The Bear Stearns Cos., Inc.	2,700	383,049
Brandywine Realty Trust REIT	100	3,164
BRE Properties, Inc. Cl. A REIT	100	5,864
Camden Property Trust REIT	800	61,160
CapitalSource, Inc. (b)	6,800	160,412
CBL & Associates Properties, Inc. REIT	900	35,244
CIT Group, Inc.	4,900	224,959
Citigroup, Inc.	86,700	4,188,477
Colonial Properties Trust REIT	1,100	52,723
Countrywide Financial Corp.	17,700	634,191
Developers Diversified Realty Corp. REIT (b)	100	5,278
Duke Realty Corp. REIT	3,500	130,410
E*TRADE Financial Corp. (a)	500	11,655
Fidelity National Information Services, Inc.	1,000	35,740
The Goldman Sachs Group, Inc.	2,100	320,775
Health Care Property Investors, Inc. (b)	3,500	95,970
Health Care REIT, Inc.	1,500	54,285
Hospitalities Properties Trust	2,500	108,925
HRPT Properties Trust	5,500	64,625
Huntington Bancshares, Inc.	7,300	177,755
IndyMac Bancorp, Inc. (b)	3,300	139,425
iStar Financial, Inc.	5,600	222,656
Janus Capital Group, Inc.	1,800	29,142
Jefferies Group, Inc.	600	15,588
Lehman Brothers Holdings, Inc.	8,600	558,570
Liberty Property Trust REIT	200	9,370
Mack-Cali Realty Corp.	1,700	82,127
Mercantile Bankshares Corp.	1,100	39,116
Merrill Lynch & Co., Inc.	13,300	968,506
Morgan Stanley (b)	17,900	1,190,350
New Century Financial Corp. REIT (b)	4,600	200,836
New Plan Excel Realty Trust	2,700	69,984
Pan Pacific Retail Properties, Inc. REIT	400	27,640
PNC Financial Services Group, Inc.	6,800	481,712
Raymond James Financial, Inc.	1,650	47,949
Reckson Associates Realty Corp.	100	4,453
Regency Centers Corp.	100	6,412
Thornburg Mortgage, Inc. REIT (b)	2,800	71,680
Weingarten Realty Investors REIT	100	3,996
		12,190,290

Food Retailers — 0.1%
SuperValu, Inc.	3,782	102,530

Foods — 2.3%
Archer-Daniels-Midland Co.	13,100	576,400
Campbell Soup Co.	2,300	84,364
ConAgra Foods, Inc.	8,400	180,600
Corn Products International, Inc.	1,000	33,260
Dean Foods Co. (a)	2,300	86,319
Del Monte Foods Co.	17,500	183,400
General Mills, Inc.	5,500	285,450
Heinz (H. J.) Co.	2,600	109,122

7

Hormel Foods Corp.	1,200	45,276
The J.M. Smucker Co.	1,000	44,630
Kellogg Co.	200	9,634
Kraft Foods, Inc. Cl. A (b)	3,400	110,160
The Kroger Co.	17,000	389,810
McCormick & Co., Inc.	700	24,542
Safeway, Inc.	8,500	238,680
Sara Lee Corp.	600	10,140
Smithfield Foods, Inc. (a)	1,000	28,450
		2,440,237

Forest Products & Paper — 0.2%
Plum Creek Timber Co., Inc.	2,900	98,774
Rayonier, Inc. REIT	1,000	39,810
Sonoco Products Co.	2,300	74,819
		213,403

Healthcare — 0.1%
Caremark Rx, Inc.	700	36,960
Health Net, Inc. (a)	300	12,591
Triad Hospitals, Inc. (a)	100	3,897
Universal Health Services, Inc. Cl. B	100	5,600
		59,048

Home Construction, Furnishings & Appliances — 0.3%
Leggett & Platt, Inc.	1,900	43,358
Lennar Corp. Cl. A	2,500	111,825
The Ryland Group, Inc. (b)	600	24,510
Steelcase, Inc.	700	10,283
Whirlpool Corp.	1,600	123,504
		313,480

Household Products — 0.4%
The Black & Decker Corp.	300	21,153
The Clorox Co.	300	17,982
Fortune Brands, Inc.	1,300	94,276
Newell Rubbermaid, Inc.	2,400	63,264
RPM, Inc.	2,700	50,598
The Sherwin-Williams Co.	700	35,420
Snap-on, Inc.	1,200	50,412
The Stanley Works	2,100	95,277
		428,382

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	300	18,627

Industrial - Diversified — 0.5%
Carlisle Cos., Inc.	200	15,978
Eaton Corp.	4,600	294,860
ITT Industries, Inc.	1,000	50,550
Leucadia National Corp.	2,400	66,072
SPX Corp.	1,500	81,975
		509,435

8

Insurance — 8.9%
Aetna, Inc.	4,900	154,301
Allstate Corp.	14,000	795,480
Ambac Financial Group, Inc.	2,600	216,086
American Financial Group, Inc. (b)	3,200	134,752
American International Group, Inc.	21,500	1,304,405
American National Insurance Co.	500	57,315
AmerUs Group Co. (b)	900	60,381
Aon Corp.	5,500	188,265
Assurant, Inc. (b)	3,200	154,144
W.R. Berkley Corp.	1,400	50,400
Chubb Corp.	12,200	615,124
Cigna Corp.	3,600	328,500
Cincinnati Financial Corp.	2,900	136,764
Conseco, Inc. (a) (b)	2,500	57,000
Fidelity National Financial, Inc.	1,600	61,360
Fidelity National Title Group, Inc. Cl. A (b)	500	9,435
First American Corp.	1,100	40,711
Genworth Financial, Inc. Cl. A	12,700	435,610
The Hanover Insurance Group, Inc.	700	32,396
The Hartford Financial Services Group, Inc.	4,400	373,296
HCC Insurance Holdings, Inc.	400	12,196
Lincoln National Corp.	7,686	435,642
Loews Corp.	6,500	240,890
MBIA, Inc. (b)	3,650	214,656
Mercury General Corp.	1,000	55,180
Metlife, Inc. (b)	6,800	353,600
MGIC Investment Corp.	2,100	119,511
Nationwide Financial Services, Inc. Cl. A	800	36,064
Old Republic International Corp.	4,725	100,501
The PMI Group, Inc.	1,200	50,952
Principal Financial Group, Inc.	6,400	345,600
Progressive Corp.	8,400	203,196
Protective Life Corp.	1,000	46,310
Prudential Financial, Inc.	1,200	94,368
Radian Group, Inc.	2,100	129,213
Reinsurance Group of America, Inc.	3,200	158,624
Safeco Corp.	3,200	171,904
St. Paul Travelers Cos.	20,727	949,297
StanCorp Financial Group, Inc.	800	34,472
Torchmark Corp.	2,000	120,940
Transatlantic Holdings, Inc.	300	17,610
Unitrin, Inc.	600	24,000
UnumProvident Corp.	4,000	64,920
WellPoint, Inc. (a)	6,075	452,587
		9,637,958

Lodging — 0.4%
Host Hotels & Resorts, Inc.	18,300	388,326
Starwood Hotels & Resorts Worldwide, Inc.	600	31,548
		419,874

9

Machinery & Components — 0.4%
AGCO Corp. (a)	1,500	34,440
Cummins, Inc. (b)	1,100	128,700
Dover Corp.	400	18,856
Flowserve Corp. (a)	700	36,260
Kennametal, Inc.	600	31,950
Parker Hannifin Corp.	2,000	144,480
Timken Co.	1,300	41,860
		436,546

Manufacturing — 0.2%
Pentair, Inc.	2,400	68,928
Terex Corp. (a)	2,800	125,552
		194,480

Medical Supplies — 0.2%
Applera Corp. - Applied Biosystems Group	2,400	77,160
Bausch & Lomb, Inc. (b)	700	33,110
Fisher Scientific International, Inc. (a)	700	51,877
Tektronix, Inc.	300	8,181
Thermo Electron Corp. (a) (b)	1,400	51,814
		222,142

Metals & Mining — 1.2%
Carpenter Technology	800	78,720
Crane Co.	1,800	69,120
Freeport-McMoRan Copper & Gold, Inc. Cl. B (b)	2,200	120,032
Newmont Mining Corp.	400	20,492
Nucor Corp. (b)	6,600	350,922
Phelps Dodge Corp.	3,700	323,158
Reliance Steel & Aluminum Co.	3,500	125,475
Steel Dynamics, Inc.	2,100	121,842
United States Steel Corp.	2,000	126,140
		1,335,901

Oil & Gas — 0.1%
AGL Resources, Inc.	1,900	74,138
Pride International, Inc. (a)	700	20,909
		95,047

Pharmaceuticals — 6.5%
Abbott Laboratories	5,200	248,404
AmerisourceBergen Corp.	3,000	129,000
Biogen Idec, Inc. (a)	4,200	176,904
Bristol-Myers Squibb Co. (b)	18,500	443,445
Eli Lilly & Co.	700	39,739
Johnson & Johnson	5,800	362,790
King Pharmaceuticals, Inc. (a) (b)	7,600	129,352
McKesson Corp.	2,900	146,131
Medco Health Solutions, Inc. (a)	1,200	71,196
Merck & Co., Inc.	41,300	1,663,151
Millennium Pharmaceuticals, Inc. (a) (b)	2,000	19,640
Pfizer, Inc.	127,600	3,316,324
Sigma-Aldrich Corp.	600	41,700
Watson Pharmaceutical, Inc. (a)	1,600	35,824
Wyeth	2,900	140,563
		6,964,163

10

Prepackaged Software — 0.1%
Compuware Corp. (a)	5,200	36,348
Fair Isaac Corp.	200	6,756
Novell, Inc. (a)	3,800	24,662
		67,766

Real Estate — 0.7%
Boston Properties, Inc. (b)	1,700	166,940
Equity Office Properties Trust	9,400	356,354
Kimco Realty Corp.	5,400	211,896
ProLogis	56	3,100
Simon Property Group, Inc. REIT	100	8,553
Vornado Realty Trust	300	31,365
		778,208

Restaurants — 1.1%
McDonald’s Corp.	31,500	1,114,785
Wendy’s International, Inc.	600	36,096
		1,150,881

Retail — 0.8%
Barnes & Noble, Inc.	800	26,816
Big Lots, Inc. (a)	1,700	27,472
BJ’s Wholesale Club, Inc. (a)	600	17,088
Circuit City Stores, Inc.	300	7,350
Costco Wholesale Corp.	100	5,276
Dillards, Inc. Cl. A	700	21,021
Dollar Tree Stores, Inc. (a) (b)	1,800	47,880
Family Dollar Stores, Inc.	2,700	61,344
Federated Department Stores, Inc.	9,446	331,649
OfficeMax, Inc.	1,900	78,109
Rite Aid Corp. (a) (b)	7,700	32,494
Sears Holdings Corp. (a)	1,900	260,775
		917,274

Telephone Utilities — 5.4%
Alltel Corp.	2,000	110,340
AT&T, Inc. (b)	67,769	2,032,392
BellSouth Corp.	31,500	1,233,855
CenturyTel, Inc.	3,700	142,709
Embarq Corp. (a)	2,400	108,600
Leap Wireless International, Inc. (a)	400	17,880
Qwest Communications International, Inc. (a) (b)	41,300	329,987
Sprint Nextel Corp.	5,573	110,345
Telephone & Data Systems, Inc.	400	16,344
Verizon Communications, Inc.	50,712	1,715,080
Windstream Corp.	2,067	25,900
		5,843,432

Tobacco — 1.8%
Altria Group, Inc.	19,800	1,583,406

11

Loews Corp. - Carolina Group	2,900	166,402
Reynolds American, Inc. (b)	1,400	177,492
UST, Inc.	700	35,385
		1,962,685

Toys, Games — 0.1%
Mattel, Inc.	9,000	162,360

Transportation — 0.6%
CSX Corp.	1,900	115,292
GATX Corp.	300	11,757
Norfolk Southern Corp.	3,000	130,260
Overseas Shipholding Group, Inc.	2,100	135,219
Union Pacific Corp.	2,500	212,500
YRC Worldwide, Inc. (a)	500	19,890
		624,918

Travel — 0.0%
Sabre Holdings Corp. Cl. A	1,800	37,260

TOTAL EQUITIES (Cost $102,230,721)		108,387,023

		Principal Amount
SHORT-TERM INVESTMENTS — 9.7%
Cash Equivalents — 9.3% (d)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	92,069	92,069
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	276,204	276,204
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	92,068	92,068
American Beacon Funds Money Market Fund (c)		72,880	72,880
Bank of America
5.270%	09/12/2006	184,136	184,136
Bank of America
5.310%	03/08/2007	184,136	184,136
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	184,136	184,136
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	184,136	184,136
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	368,272	368,272
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	276,204	276,204
BGI Institional Money Market Fund
5.224%	08/01/2006	316,755	316,755
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	515,581	515,581
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	331,445	331,445

12

Calyon Eurodollar Time Deposit
5.300%	08/08/2006	184,136	184,136
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	423,513	423,513
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	357,224	357,224
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	294,618	294,618
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	239,377	239,377
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	146,566	146,566
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	368,272	368,272
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	147,309	147,309
Freddie Mac Discount Note
5.201%	08/22/2006	82,929	82,929
General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	184,136	184,136
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		69,563	69,563
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	276,204	276,204
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	276,204	276,204
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	725,496	725,496
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	276,204	276,204
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	184,136	184,136
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	368,272	368,272
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	184,136	184,136
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	184,136	184,136
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	694,651	694,651
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	313,031	313,031
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	147,309	147,309
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	276,204	276,204
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	73,654	73,654
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	184,136	184,136
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	276,204	276,204
			10,015,642

13

Repurchase Agreement — 0.4%
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006 (e)	466,472	466,472

TOTAL SHORT-TERM INVESTMENTS (Cost $10,482,114)		10,482,114

TOTAL INVESTMENTS — 110.2% (Cost $112,712,835) (f)		$118,869,137

Other Assets/(Liabilities) — (10.2%)		(11,015,413)

NET ASSETS — 100.0%		$107,853,724

Notes to Portfolio of Investments
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $466,518. Collateralized by U.S. Government Agency obligation with a rate of 8.125%, maturity date of 08/25/2019, and an aggregate market value, including accrued interest, of $489,795.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual Premier Enhanced Index Value Fund II — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.8%
COMMON STOCK
Aerospace & Defense — 1.7%
Alliant Techsystems, Inc. (a) (b)	1,400	112,196
General Dynamics Corp.	15,900	1,065,618
Honeywell International, Inc.	12,200	472,140
Northrop Grumman Corp.	8,700	575,853
Raytheon Co.	12,100	545,347
United Technologies Corp.	2,300	143,037
		2,914,191

Air Transportation — 0.2%
AMR Corp. (a) (b)	1,300	28,600
Southwest Airlines Co.	9,200	165,508
UAL Corp. (a) (b)	3,700	96,718
		290,826

Apparel, Textiles & Shoes — 0.3%
AnnTaylor Stores Corp. (a)	200	8,212
The Gap, Inc.	6,600	114,510
Jones Apparel Group, Inc.	3,100	91,760
Liz Claiborne, Inc.	2,900	102,515
VF Corp.	2,600	176,332
		493,329

Automotive & Parts — 0.9%
Adesa, Inc. (b)	1,400	28,574
Autoliv, Inc.	3,100	174,127
AutoNation, Inc. (a)	2,700	53,190
BorgWarner, Inc.	1,400	84,000
Ford Motor Co.	62,800	418,876
General Motors Corp. (b)	16,500	531,795
Genuine Parts Co.	2,700	112,428
TRW Automotive Holdings Corp. (a)	1,100	28,490
United Auto Group, Inc.	1,300	27,807
		1,459,287

Banking, Savings & Loans — 18.1%
AmSouth Bancorporation	8,700	249,342
Associated Banc-Corp	4,600	144,256
Astoria Financial Corp.	1,600	47,600
BancorpSouth, Inc.	2,000	54,700
Bank of America Corp.	130,384	6,718,688
Bank of Hawaii Corp.	100	4,954
The Bank of New York Co., Inc.	17,900	601,619
BB&T Corp.	14,272	599,281
Capital One Financial Corp. (b)	3,937	304,527
City National Corp.	100	6,671
The Colonial BancGroup, Inc.	4,200	106,680
Comerica, Inc.	4,400	257,620
Commerce Bancshares, Inc.	1,830	93,110
Compass Bancshares, Inc.	3,500	206,290

1

Fannie Mae	15,300	733,023
Fifth Third Bancorp	11,900	453,866
First Horizon National Corp.	4,300	180,170
Freddie Mac	9,300	538,098
Fulton Financial Corp.	340	5,627
Golden West Financial Corp.	100	7,366
JP Morgan Chase & Co.	113,048	5,157,250
KeyCorp	14,400	531,360
M&T Bank Corp.	1,800	219,456
Marshall and Ilsley Corp.	6,700	314,699
Mellon Financial Corp.	1,200	42,000
National City Corp.	28,262	1,017,432
New York Community Bancorp, Inc.	4,800	78,384
North Fork Bancorporation, Inc.	20,700	586,431
Northern Trust Corp.	400	22,840
Popular, Inc.	4,600	82,754
Regions Financial Corp.	21,667	786,295
Sky Financial Group, Inc.	1,600	39,248
The South Financial Group, Inc.	1,900	51,338
State Street Corp.	600	36,036
SunTrust Banks, Inc.	9,099	717,638
Synovus Financial Corp.	2,200	62,172
TCF Financial Corp.	2,200	59,202
TD Banknorth, Inc.	2,347	68,063
U.S. Bancorp	44,500	1,424,000
UnionBanCal Corp.	1,700	105,043
Valley National Bancorp	2,705	70,249
Wachovia Corp.	57,035	3,058,787
Washington Federal, Inc.	2,534	56,686
Washington Mutual, Inc.	36,706	1,640,758
Webster Financial Corp.	1,400	66,024
Wells Fargo & Co.	35,600	2,575,304
Whitney Holding Corp.	2,800	101,052
Wilmington Trust Corp.	1,100	47,905
Zions Bancorp	2,600	213,564
		30,545,458

Beverages — 0.9%
Anheuser-Busch Cos., Inc.	7,800	375,570
The Coca-Cola Co. (b)	15,800	703,100
Coca-Cola Enterprises, Inc.	11,800	253,228
Constellation Brands, Inc. Cl. A (a)	4,400	107,624
Molson Coors Brewing Co. Cl. B	100	7,145
The Pepsi Bottling Group, Inc.	1,800	59,850
PepsiAmericas, Inc.	1,400	31,640
		1,538,157

Broadcasting, Publishing & Printing — 2.1%
CBS Corp. Cl. B	10,800	296,244
Clear Channel Communications, Inc.	18,800	544,260
Gannett Co., Inc.	6,400	333,568
Liberty Media Holding Corp. Capital Cl. A (a)	2,300	187,703
Liberty Media Holding Corp. Interactive Cl. A (a)	2,700	44,469
McClatchy Co. Cl. A (b)	665	28,189

2

Time Warner, Inc.	105,500	1,740,750
Tribune Co. (b)	6,000	178,260
Univision Communications, Inc. Cl. A (a) (b)	1,900	63,460
Washington Post Co. Cl. B	100	77,100
		3,494,003

Building Materials & Construction — 0.1%
Louisiana-Pacific Corp. (b)	2,900	58,000
Masco Corp.	4,200	112,266
USG Corp. (a) (b)	1,200	55,632
		225,898

Chemicals — 1.4%
Airgas, Inc.	200	7,250
Albemarle Corp.	1,700	85,714
Cytec Industries, Inc.	1,300	69,433
Dow Chemical Co.	29,800	1,030,484
Du Pont (E.I.) de Nemours & Co.	5,700	226,062
FMC Corp.	1,200	74,028
The Lubrizol Corp.	1,300	55,601
Lyondell Chemical Co.	4,100	91,307
PPG Industries, Inc.	5,300	326,162
Rohm & Haas Co.	5,200	239,824
The Valspar Corp.	5,500	135,465
Westlake Chemical Corp.	500	13,700
		2,355,030

Commercial Services — 0.8%
Allied Waste Industries, Inc. (a)	5,200	52,832
Convergys Corp. (a)	11,700	223,236
Donnelley (R.R.) & Sons Co.	3,500	102,165
Equifax, Inc. (b)	400	12,912
Hewitt Associates, Inc. Cl. A (a)	1,300	29,211
Manpower, Inc.	4,100	243,868
PerkinElmer, Inc.	1,800	32,454
Quanta Services, Inc. (a)	2,000	31,920
Republic Services, Inc.	300	12,048
Ryder System, Inc. (b)	4,500	226,800
Service Corp. International	200	1,502
The Servicemaster Co.	4,300	44,247
United Rentals, Inc. (a)	1,700	47,464
URS Corp. (a)	3,200	126,720
Waste Management, Inc.	2,100	72,198
		1,259,577

Communications — 0.4%
Andrew Corp. (a) (b)	4,100	34,645
Avaya, Inc. (a)	18,000	166,680
Ciena Corp. (a)	28,800	104,544
Citizens Communications Co.	5,700	73,131
Crown Castle International Corp. (a)	700	24,661
L-3 Communications Holdings, Inc.	3,000	220,950
Tellabs, Inc. (a)	10,000	94,000
		718,611

3

Communications Equipment — 0.1%
Motorola, Inc.	10,800	245,808

Computer Integrated Systems Design — 0.6%
Cadence Design Systems, Inc. (a)	1,100	17,809
Computer Sciences Corp. (a)	8,500	445,315
Reynolds & Reynolds, Inc. Cl. A	3,800	134,482
Sun Microsystems, Inc. (a)	73,200	318,420
Synopsys, Inc. (a)	3,200	57,280
		973,306

Computer Programming Services — 0.1%
Ceridian Corp. (a)	4,600	110,446

Computer Related Services — 0.0%
Ingram Micro, Inc. Cl. A (a)	3,700	65,231

Computers & Information — 0.4%
International Business Machines Corp.	6,000	464,460
Lexmark International, Inc. (a)	2,900	156,745
Solectron Corp. (a)	10,300	31,106
Tech Data Corp. (a)	900	33,462
		685,773

Computers & Office Equipment — 1.2%
Electronic Data Systems Corp.	3,000	71,700
Hewlett-Packard Co.	42,500	1,356,175
Pitney Bowes, Inc.	200	8,264
Xerox Corp. (a)	37,500	528,375
		1,964,514

Containers — 0.3%
Bemis Co., Inc.	3,300	101,310
Sealed Air Corp.	1,800	85,032
Temple-Inland, Inc.	6,100	259,494
		445,836

Cosmetics & Personal Care — 2.4%
Colgate-Palmolive Co.	1,500	88,980
Kimberly-Clark Corp.	5,200	317,460
The Procter & Gamble Co.	63,200	3,551,840
		3,958,280

Data Processing & Preparation — 0.2%
Affiliated Computer Services, Inc. Cl. A (a)	1,600	81,488
IMS Health, Inc.	5,700	156,408
NCR Corp. (a)	3,000	96,420
		334,316

Electric Utilities — 5.0%
Alliant Energy Corp.	3,400	123,012
Ameren Corp.	1,400	72,100
American Electric Power Co., Inc.	7,000	252,840

4

CenterPoint Energy, Inc. (b)	9,000	123,660
Consolidated Edison, Inc. (b)	7,000	328,090
Constellation Energy Group, Inc.	200	11,582
Dominion Resources, Inc.	6,500	510,120
DPL, Inc.	3,600	99,936
DTE Energy Co.	5,000	211,600
Duke Energy Corp.	35,768	1,084,486
Edison International	9,400	388,972
Energy East Corp.	300	7,299
Entergy Corp.	6,000	462,600
Exelon Corp.	200	11,580
FirstEnergy Corp.	9,700	543,200
FPL Group, Inc. (b)	11,700	504,738
Great Plains Energy, Inc. (b)	4,000	117,320
Hawaiian Electric Industries, Inc.	2,500	71,650
MDU Resources Group, Inc.	3,000	73,950
Mirant Corp. (a)	8,700	231,159
NiSource, Inc.	4,600	104,650
Northeast Utilities	300	6,720
NRG Energy, Inc. (a)	1,600	78,800
NSTAR	2,900	90,393
OGE Energy Corp.	3,700	140,045
Pepco Holdings, Inc.	3,300	80,850
PG&E Corp.	9,800	408,464
Pinnacle West Capital Corp.	2,500	107,525
PPL Corp. (b)	20,700	704,214
Progress Energy, Inc.	7,300	317,915
Public Service Enterprise Group, Inc.	900	60,687
Puget Energy, Inc.	3,300	73,293
SCANA Corp. (b)	2,000	79,980
Southern Co.	21,600	729,648
Wisconsin Energy Corp.	2,900	122,380
WPS Resources Corp.	700	36,099
		8,371,557

Electrical Equipment & Electronics — 3.0%
Arrow Electronics, Inc. (a)	3,300	93,258
Atmel Corp. (a)	20,300	97,237
AVX Corp.	700	10,598
DRS Technologies, Inc.	700	32,403
Emerson Electric Co.	700	55,244
Fairchild Semiconductor International, Inc. (a)	1,400	22,904
Freescale Semiconductor, Inc. Cl. B (a)	7,700	219,604
General Electric Co.	114,700	3,749,543
Hubbell, Inc. Cl. B	1,200	56,400
Integrated Device Technology, Inc. (a)	2,200	34,034
Intersil Corp. Cl. A	3,600	84,636
Johnson Controls, Inc.	2,300	176,548
LSI Logic Corp. (a) (b)	2,300	18,860
Micron Technology, Inc. (a)	12,900	201,111
Novellus Systems, Inc. (a)	1,600	40,496
Spansion LLC Cl. A (a) (b)	900	12,582
Teleflex, Inc.	1,100	62,799
Vishay Intertechnology, Inc. (a) (b)	5,900	82,777
		5,051,034

5

Energy — 15.0%
Anadarko Petroleum Corp.	6,800	311,032
Ashland, Inc.	1,100	73,161
Atmos Energy Corp.	200	5,754
Chevron Corp.	73,539	4,837,395
ConocoPhillips	44,491	3,053,862
Devon Energy Corp.	6,200	400,768
El Paso Corp. (b)	1,500	24,000
Energen Corp.	100	4,262
Exxon Mobil Corp.	154,200	10,445,508
Hess Corp.	3,800	201,020
Kerr-McGee Corp.	6,192	434,678
KeySpan Corp.	5,000	201,350
Marathon Oil Corp.	13,796	1,250,469
National Fuel Gas Co.	2,300	85,422
Nicor, Inc.	1,100	48,202
Occidental Petroleum Corp.	11,530	1,242,358
Oneok, Inc.	3,500	130,235
Peoples Energy Corp. (b)	1,000	42,210
Pogo Producing Co.	1,600	70,832
SEACOR Holdings, Inc. (a)	700	56,945
Sempra Energy	10,400	501,904
Southern Union Co.	130	3,528
Tesoro Corp.	2,500	187,000
Tidewater, Inc.	5,000	238,550
UGI Corp.	2,900	72,065
Valero Energy Corp.	16,614	1,120,282
Vectren Corp.	100	2,781
Xcel Energy, Inc.	12,100	242,484
		25,288,057

Entertainment & Leisure — 1.3%
News Corp., Inc. Cl. A	20,100	386,724
The Walt Disney Co.	54,000	1,603,260
Warner Music Group Corp.	10,500	255,675
		2,245,659

Financial Services — 11.2%
AG Edwards, Inc.	2,500	134,900
Allied Capital Corp. (b)	4,000	112,600
AMB Property Corp.	3,500	183,505
American Capital Strategies, Ltd. (b)	3,000	105,000
AmeriCredit Corp. (a)	7,400	181,966
Ameriprise Financial, Inc.	4,800	214,080
Apartment Investment & Management Co. Cl. A	2,400	115,416
Archstone-Smith Trust REIT	8,600	451,242
AvalonBay Communities, Inc. (b)	3,000	350,760
The Bear Stearns Cos., Inc.	4,500	638,415
Brandywine Realty Trust REIT	100	3,164
BRE Properties, Inc. Cl. A REIT	100	5,864
Camden Property Trust REIT	1,400	107,030
CapitalSource, Inc. (b)	11,200	264,208

6

CBL & Associates Properties, Inc. REIT	100	3,916
CIT Group, Inc.	7,700	353,507
Citigroup, Inc.	134,800	6,512,188
Colonial Properties Trust REIT	1,900	91,067
Countrywide Financial Corp.	27,600	988,908
Developers Diversified Realty Corp. REIT (b)	100	5,278
Duke Realty Corp. REIT	5,500	204,930
E*TRADE Financial Corp. (a)	800	18,648
Fidelity National Information Services, Inc.	1,600	57,184
The Goldman Sachs Group, Inc.	3,400	519,350
Health Care Property Investors, Inc. (b)	6,300	172,746
Health Care REIT, Inc.	2,400	86,856
Hospitalities Properties Trust	3,300	143,781
HRPT Properties Trust	8,800	103,400
Huntington Bancshares, Inc.	11,300	275,155
IndyMac Bancorp, Inc. (b)	5,300	223,925
iStar Financial, Inc.	9,000	357,840
Janus Capital Group, Inc.	2,900	46,951
Jefferies Group, Inc.	3,000	77,940
Lehman Brothers Holdings, Inc.	13,300	863,835
Liberty Property Trust REIT	300	14,055
Mack-Cali Realty Corp.	2,500	120,775
Mercantile Bankshares Corp.	1,800	64,008
Merrill Lynch & Co., Inc.	20,600	1,500,092
Morgan Stanley (b)	27,500	1,828,750
New Century Financial Corp. REIT (b)	7,500	327,450
New Plan Excel Realty Trust	3,900	101,088
Pan Pacific Retail Properties, Inc. REIT	200	13,820
PNC Financial Services Group, Inc.	10,600	750,904
Raymond James Financial, Inc.	2,400	69,744
Reckson Associates Realty Corp.	100	4,453
Regency Centers Corp.	200	12,824
Thornburg Mortgage, Inc. REIT (b)	5,000	128,000
Weingarten Realty Investors REIT	100	3,996
		18,915,514

Food Retailers — 0.1%
SuperValu, Inc.	5,501	149,132

Foods — 2.2%
Archer-Daniels-Midland Co.	20,400	897,600
Campbell Soup Co.	4,000	146,720
ConAgra Foods, Inc.	13,600	292,400
Corn Products International, Inc.	1,700	56,542
Dean Foods Co. (a)	4,100	153,873
Del Monte Foods Co.	24,800	259,904
General Mills, Inc.	8,600	446,340
Heinz (H. J.) Co.	4,000	167,880
Hormel Foods Corp.	1,900	71,687
Kellogg Co.	200	9,634
Kraft Foods, Inc. Cl. A (b)	5,700	184,680
The Kroger Co.	26,400	605,352
McCormick & Co., Inc.	1,200	42,072
Safeway, Inc.	13,200	370,656

7

Sara Lee Corp.	800	13,520
Smithfield Foods, Inc. (a)	100	2,845
The J.M. Smucker Co.	900	40,167
		3,761,872

Forest Products & Paper — 0.2%
Plum Creek Timber Co., Inc.	4,600	156,676
Rayonier, Inc. REIT	1,600	63,696
Sonoco Products Co.	3,800	123,614
		343,986

Healthcare — 0.1%
Caremark Rx, Inc.	1,200	63,360
Health Net, Inc. (a)	400	16,788
Universal Health Services, Inc. Cl. B	100	5,600
		85,748

Home Construction, Furnishings & Appliances — 0.3%
Leggett & Platt, Inc.	2,900	66,178
Lennar Corp. Cl. A	3,900	174,447
The Ryland Group, Inc. (b)	1,100	44,935
Steelcase, Inc.	1,300	19,097
Whirlpool Corp.	2,800	216,132
		520,789

Household Products — 0.4%
The Black & Decker Corp.	400	28,204
The Clorox Co.	500	29,970
Fortune Brands, Inc.	2,000	145,040
Newell Rubbermaid, Inc.	3,800	100,168
RPM, Inc.	3,600	67,464
The Sherwin-Williams Co.	1,100	55,660
Snap-on, Inc.	1,800	75,618
The Stanley Works	3,400	154,258
		656,382

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	400	24,836

Industrial - Diversified — 0.5%
Eaton Corp.	7,200	461,520
ITT Industries, Inc.	1,600	80,880
Leucadia National Corp.	4,400	121,132
SPX Corp.	2,300	125,695
		789,227

Insurance — 8.9%
Aetna, Inc.	7,700	242,473
Allstate Corp.	21,800	1,238,676
Ambac Financial Group, Inc.	4,100	340,751
American Financial Group, Inc. (b)	4,900	206,339
American International Group, Inc.	33,500	2,032,445
American National Insurance Co.	800	91,704

8

AmerUs Group Co. (b)	1,500	100,635
Aon Corp.	8,900	304,647
Assurant, Inc. (b)	5,200	250,484
W.R. Berkley Corp.	2,350	84,600
Chubb Corp.	19,000	957,980
Cigna Corp.	5,600	511,000
Cincinnati Financial Corp.	4,840	228,254
Conseco, Inc. (a) (b)	4,100	93,480
Fidelity National Financial, Inc.	2,400	92,040
Fidelity National Title Group, Inc. Cl. A (b)	800	15,096
First American Corp.	1,800	66,618
Genworth Financial, Inc. Cl. A	19,700	675,710
The Hanover Insurance Group, Inc.	800	37,024
The Hartford Financial Services Group, Inc.	6,600	559,944
HCC Insurance Holdings, Inc.	1,300	39,637
Lincoln National Corp.	11,572	655,901
Loews Corp.	10,000	370,600
MBIA, Inc. (b)	5,700	335,217
Mercury General Corp.	1,700	93,806
Metlife, Inc. (b)	10,600	551,200
MGIC Investment Corp.	3,700	210,567
Nationwide Financial Services, Inc. Cl. A	1,100	49,588
Old Republic International Corp.	5,387	114,582
The PMI Group, Inc.	2,100	89,166
Principal Financial Group, Inc.	9,900	534,600
Progressive Corp.	13,100	316,889
Protective Life Corp.	1,700	78,727
Prudential Financial, Inc.	1,900	149,416
Radian Group, Inc.	3,300	203,049
Reinsurance Group of America, Inc.	5,000	247,850
Safeco Corp.	5,000	268,600
St. Paul Travelers Cos.	32,322	1,480,348
StanCorp Financial Group, Inc.	1,500	64,635
Torchmark Corp.	3,200	193,504
Unitrin, Inc.	1,000	40,000
UnumProvident Corp.	7,000	113,610
WellPoint, Inc. (a)	9,413	701,269
		15,032,661

Lodging — 0.4%
Host Hotels & Resorts, Inc.	28,500	604,770
Starwood Hotels & Resorts Worldwide, Inc.	1,000	52,580
		657,350

Machinery & Components — 0.4%
AGCO Corp. (a)	2,300	52,808
Cummins, Inc.	1,800	210,600
Dover Corp.	600	28,284
Flowserve Corp. (a)	1,200	62,160
Kennametal, Inc.	600	31,950
Parker Hannifin Corp.	3,100	223,944
Timken Co.	2,100	67,620
		677,366

9

Manufacturing — 0.2%
Pentair, Inc.	3,700	106,264
Terex Corp. (a)	4,400	197,296
		303,560

Medical Supplies — 0.2%
Applera Corp. - Applied Biosystems Group	3,700	118,955
Bausch & Lomb, Inc. (b)	1,200	56,760
Fisher Scientific International, Inc. (a)	1,400	103,754
Tektronix, Inc.	500	13,635
Thermo Electron Corp. (a) (b)	2,600	96,226
		389,330

Metals & Mining — 1.2%
Carpenter Technology	1,100	108,240
Crane Co.	2,800	107,520
Freeport-McMoRan Copper & Gold, Inc. Cl. B (b)	3,400	185,504
Newmont Mining Corp.	700	35,861
Nucor Corp. (b)	9,900	526,383
Phelps Dodge Corp.	5,500	480,370
Reliance Steel & Aluminum Co.	5,500	197,175
Steel Dynamics, Inc.	3,000	174,060
United States Steel Corp.	3,100	195,517
		2,010,630

Oil & Gas — 0.1%
AGL Resources, Inc.	3,000	117,060
Pride International, Inc. (a)	1,100	32,857
		149,917

Pharmaceuticals — 6.4%
Abbott Laboratories	8,200	391,714
AmerisourceBergen Corp.	4,600	197,800
Biogen Idec, Inc. (a)	6,500	273,780
Bristol-Myers Squibb Co. (b)	28,800	690,336
Eli Lilly & Co.	1,200	68,124
Johnson & Johnson	9,100	569,205
King Pharmaceuticals, Inc. (a) (b)	13,600	231,472
McKesson Corp.	3,600	181,404
Medco Health Solutions, Inc. (a)	1,900	112,727
Merck & Co., Inc.	64,400	2,593,388
Millennium Pharmaceuticals, Inc. (a) (b)	4,800	47,136
Pfizer, Inc.	197,900	5,143,421
Sigma-Aldrich Corp.	800	55,600
Watson Pharmaceutical, Inc. (a)	3,100	69,409
Wyeth	4,500	218,115
		10,843,631

Prepackaged Software — 0.0%
Compuware Corp. (a)	8,400	58,716
Fair Isaac Corp.	300	10,134
		68,850

10

Real Estate — 0.7%
Boston Properties, Inc. (b)	2,700	265,140
Equity Office Properties Trust (b)	15,400	583,814
Kimco Realty Corp.	8,400	329,616
ProLogis	89	4,926
Simon Property Group, Inc. REIT	200	17,106
Vornado Realty Trust	300	31,365
		1,231,967

Restaurants — 1.1%
McDonald’s Corp.	49,100	1,737,649
Wendy’s International, Inc.	1,000	60,160
		1,797,809

Retail — 0.8%
Barnes & Noble, Inc.	1,200	40,224
Big Lots, Inc. (a)	2,900	46,864
BJ’s Wholesale Club, Inc. (a)	1,000	28,480
Circuit City Stores, Inc.	500	12,250
Costco Wholesale Corp.	300	15,828
Dollar Tree Stores, Inc. (a) (b)	2,800	74,480
Family Dollar Stores, Inc.	4,400	99,968
Federated Department Stores, Inc.	13,588	477,075
OfficeMax, Inc.	3,000	123,330
Rite Aid Corp. (a) (b)	13,600	57,392
Sears Holdings Corp. (a)	2,600	356,850
		1,332,741

Telephone Utilities — 5.4%
Alltel Corp.	3,400	187,578
AT&T, Inc. (b)	105,454	3,162,566
BellSouth Corp.	48,800	1,911,496
CenturyTel, Inc.	5,800	223,706
Embarq Corp. (a)	4,000	181,000
Leap Wireless International, Inc. (a)	700	31,290
Qwest Communications International, Inc. (a)	64,300	513,757
Sprint Nextel Corp.	8,599	170,260
Telephone & Data Systems, Inc.	800	32,688
Verizon Communications, Inc.	78,696	2,661,499
Windstream Corp.	3,515	44,043
		9,119,883

Tobacco — 1.8%
Altria Group, Inc.	30,800	2,463,076
Loews Corp. - Carolina Group	4,400	252,472
Reynolds American, Inc. (b)	2,500	316,950
UST, Inc.	1,100	55,605
		3,088,103

Toys, Games — 0.1%
Mattel, Inc.	13,500	243,540

Transportation — 0.6%
CSX Corp.	3,100	188,108
Norfolk Southern Corp.	5,000	217,100

11

Overseas Shipholding Group, Inc.		3,400	218,926
Union Pacific Corp.		4,000	340,000
			964,134

Travel — 0.0%
Sabre Holdings Corp. Cl. A		3,100	64,170

TOTAL EQUITIES
(Cost $157,586,855)			168,257,312

		Principal
		Amount
SHORT-TERM INVESTMENTS — 10.1%
Cash Equivalents — 10.0% (d)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	154,177	154,177
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	462,532	462,532
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	154,177	154,177
American Beacon Funds Money Market Fund (c)		122,045	122,045
Bank of America
5.270%	09/12/2006	308,355	308,355
Bank of America
5.310%	03/08/2007	308,355	308,355
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	308,355	308,355
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	308,355	308,355
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	616,709	616,709
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	462,532	462,532
BGI Institional Money Market Fund
5.224%	08/01/2006	530,439	530,439
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	863,393	863,393
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	555,038	555,038
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	308,355	308,355
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	709,216	709,216
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	598,208	598,208
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	493,367	493,367
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	400,861	400,861
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	245,440	245,440

12

First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	616,709	616,709
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	246,684	246,684
Freddie Mac Discount Note
5.201%	08/22/2006	138,873	138,873
General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	308,355	308,355
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		116,491	116,491
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	462,532	462,532
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	462,532	462,532
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	1,214,917	1,214,917
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	462,532	462,532
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	308,355	308,355
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	616,709	616,709
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	308,355	308,355
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	308,355	308,355
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	1,163,263	1,163,263
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	524,203	524,203
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	246,684	246,684
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	462,532	462,532
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	123,341	123,341
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	308,354	308,354
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	462,531	462,531
			16,772,216

Repurchase Agreement — 0.1%
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006 (e)		250,763	250,763

TOTAL SHORT-TERM INVESTMENTS
(Cost $17,022,979)			17,022,979

13

TOTAL INVESTMENTS — 109.9%
(Cost $174,609,834) (f)	$185,280,291

Other Assets/(Liabilities) — (9.9%)	(16,757,549)

NET ASSETS — 100.0%	$168,522,742

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $250,788. Collateralized by a U.S. Government Agency obligation with rate of 9.015%, maturity date of 05/25/2011, and an aggregate market value, including accrued interest, of $263,301.

(f)	See note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual Premier Enhanced Index Core Equity Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK
Advertising — 0.2%
Monster Worldwide, Inc. (a)	300	12,000
Omnicom Group, Inc.	900	79,659
		91,659

Aerospace & Defense — 3.0%
Boeing Co.	2,900	224,518
General Dynamics Corp.	2,400	160,848
Goodrich Corp.	200	8,074
Honeywell International, Inc.	2,900	112,230
Lockheed Martin Corp.	2,100	167,328
Northrop Grumman Corp.	1,200	79,428
Raytheon Co.	3,600	162,252
Rockwell Collins, Inc.	400	21,348
United Technologies Corp.	3,600	223,884
		1,159,910

Air Transportation — 0.1%
Southwest Airlines Co.	2,600	46,774

Apparel, Textiles & Shoes — 0.7%
The Gap, Inc.	3,200	55,520
Jones Apparel Group, Inc.	500	14,800
Limited Brands, Inc.	1,900	47,804
Liz Claiborne, Inc.	500	17,675
Nike, Inc. Cl. B	700	55,300
Nordstrom, Inc.	1,200	41,160
VF Corp.	500	33,910
		266,169

Automotive & Parts — 0.5%
AutoNation, Inc. (a)	100	1,970
Ford Motor Co.	6,900	46,023
General Motors Corp.	2,200	70,906
Harley-Davidson, Inc. (b)	1,000	57,000
		175,899

Banking, Savings & Loans — 9.7%
AmSouth Bancorporation	1,000	28,660
Bank of America Corp.	15,253	785,987
The Bank of New York Co., Inc.	2,300	77,303
BB&T Corp.	1,600	67,184
Capital One Financial Corp. (b)	900	69,615
Comerica, Inc.	500	29,275
Compass Bancshares, Inc.	400	23,576
Fannie Mae	1,500	71,865
Fifth Third Bancorp	1,500	57,210
First Horizon National Corp.	300	12,570
Freddie Mac	2,000	115,720
Golden West Financial Corp.	400	29,464

1

JP Morgan Chase & Co.	15,100	688,862
KeyCorp	1,800	66,420
M&T Bank Corp.	200	24,384
Marshall and Ilsley Corp.	600	28,182
Mellon Financial Corp.	1,200	42,000
National City Corp.	2,400	86,400
North Fork Bancorporation, Inc.	2,050	58,076
Northern Trust Corp.	500	28,550
Regions Financial Corp.	2,793	101,358
SLM Corp.	1,800	90,540
Sovereign Bancorp, Inc.	30	619
State Street Corp.	1,000	60,060
SunTrust Banks, Inc.	1,100	86,757
Synovus Financial Corp.	800	22,608
U.S. Bancorp	4,900	156,800
Wachovia Corp.	7,501	402,279
Washington Mutual, Inc.	2,632	117,650
Wells Fargo & Co.	4,600	332,764
Zions Bancorp	200	16,428
		3,779,166

Beverages — 1.7%
Anheuser-Busch Cos., Inc.	3,200	154,080
The Coca-Cola Co.	4,600	204,700
Coca-Cola Enterprises, Inc.	2,000	42,920
Constellation Brands, Inc. Cl. A (a)	500	12,230
The Pepsi Bottling Group, Inc.	1,000	33,250
PepsiCo, Inc.	3,500	221,830
		669,010

Broadcasting, Publishing & Printing — 1.7%
CBS Corp. Cl. B	1,950	53,488
Clear Channel Communications, Inc.	3,400	98,430
Comcast Corp. Cl. A (a)	400	13,752
Gannett Co., Inc.	900	46,908
The McGraw-Hill Companies, Inc.	1,900	106,970
Meredith Corp.	200	9,446
Time Warner, Inc.	17,400	287,100
Tribune Co. (b)	800	23,768
Univision Communications, Inc. Cl. A (a) (b)	100	3,340
Viacom, Inc. Cl. B (a)	50	1,742
		644,944

Building Materials & Construction — 0.1%
Louisiana-Pacific Corp. (b)	500	10,000
Masco Corp.	1,400	37,422
Vulcan Materials Co.	100	6,697
		54,119

Chemicals — 1.1%
Dow Chemical Co.	4,000	138,320
Du Pont (E.I.) de Nemours & Co.	3,600	142,776
Hercules, Inc. (a)	500	6,950
International Flavors & Fragrances, Inc.	200	7,400

2

Monsanto Co.	1,400	60,186
PPG Industries, Inc.	700	43,078
Rohm & Haas Co.	1,000	46,120
		444,830

Commercial Services — 1.3%
Allied Waste Industries, Inc. (a)	1,200	12,192
Cendant Corp.	200	3,002
Convergys Corp. (a)	4,400	83,952
Donnelley (R.R.) & Sons Co.	100	2,919
eBay, Inc. (a)	500	12,035
Equifax, Inc. (b)	700	22,596
Fluor Corp.	200	17,566
Moody’s Corp.	500	27,440
Paychex, Inc.	1,300	44,434
PerkinElmer, Inc.	600	10,818
Public Storage, Inc. (b)	100	8,029
Quest Diagnostics	700	42,084
Robert Half International, Inc.	300	9,708
Ryder System, Inc.	1,300	65,520
Waste Management, Inc.	3,900	134,082
		496,377

Communications — 0.9%
Avaya, Inc. (a)	11,100	102,786
Ciena Corp. (a)	13,900	50,457
Citizens Communications Co.	1,200	15,396
L-3 Communications Holdings, Inc.	400	29,460
Lucent Technologies, Inc. (a)	15,300	32,589
Network Appliance, Inc. (a)	1,300	38,597
Qualcomm, Inc.	1,700	59,942
Tellabs, Inc. (a)	2,700	25,380
		354,607

Communications Equipment — 0.5%
Motorola, Inc.	9,100	207,116

Computer Integrated Systems Design — 0.3%
Autodesk, Inc. (a)	800	27,288
Computer Sciences Corp. (a)	1,000	52,390
Sun Microsystems, Inc. (a) (b)	11,500	50,025
		129,703

Computer Programming Services — 0.0%
VeriSign, Inc. (a)	500	8,965

Computers & Information — 3.9%
Apple Computer, Inc. (a)	3,100	210,676
Cisco Systems, Inc. (a)	33,400	596,190
Dell, Inc. (a) (b)	900	19,512
EMC Corp. (a)	700	7,105
International Business Machines Corp.	7,200	557,352
International Game Technology	900	34,794
Jabil Circuit, Inc.	100	2,310

3

Lexmark International, Inc. (a)	1,400	75,670
SanDisk Corp. (a)	400	18,664
Solectron Corp. (a)	2,100	6,342
		1,528,615

Computers & Office Equipment — 1.7%
Electronic Data Systems Corp.	1,100	26,290
Hewlett-Packard Co.	16,600	529,706
Xerox Corp. (a)	7,900	111,311
		667,307

Containers — 0.3%
Ball Corp.	400	15,320
Bemis Co., Inc.	400	12,280
Pactiv Corp. (a)	600	14,706
Sealed Air Corp.	400	18,896
Temple-Inland, Inc.	800	34,032
		95,234

Cosmetics & Personal Care — 1.8%
Colgate-Palmolive Co.	2,200	130,504
The Estee Lauder Cos., Inc. Cl. A	500	18,660
Kimberly-Clark Corp.	1,800	109,890
The Procter & Gamble Co.	7,982	448,588
		707,642

Data Processing & Preparation — 0.9%
Affiliated Computer Services, Inc. Cl. A (a) (b)	100	5,093
Automatic Data Processing, Inc.	1,800	78,768
First Data Corp.	3,800	155,230
Fiserv, Inc. (a)	1,000	43,660
IMS Health, Inc.	800	21,952
NCR Corp. (a)	1,100	35,354
		340,057

Electric Utilities — 2.8%
AES Corp. (a)	1,500	29,790
Ameren Corp.	400	20,600
American Electric Power Co., Inc.	1,000	36,120
CenterPoint Energy, Inc. (b)	1,100	15,114
Consolidated Edison, Inc. (b)	1,000	46,870
Dominion Resources, Inc. (b)	900	70,632
DTE Energy Co.	600	25,392
Duke Energy Corp.	4,880	147,962
Edison International	1,300	53,794
Entergy Corp.	700	53,970
Exelon Corp.	100	5,790
FirstEnergy Corp.	1,300	72,800
FPL Group, Inc. (b)	1,600	69,024
NiSource, Inc.	100	2,275
PG&E Corp.	1,400	58,352
Pinnacle West Capital Corp.	300	12,903
PPL Corp. (b)	3,300	112,266
Progress Energy, Inc.	1,000	43,550

4

Public Service Enterprise Group, Inc.	100	6,743
Southern Co.	2,900	97,962
Teco Energy, Inc.	500	7,970
TXU Corp.	1,800	115,614
		1,105,493

Electrical Equipment & Electronics — 5.2%
Advanced Micro Devices, Inc. (a) (b)	300	5,817
Altera Corp. (a)	1,200	20,772
Analog Devices, Inc.	1,300	42,029
Broadcom Corp. Cl. A (a)	300	7,197
Emerson Electric Co.	2,400	189,408
Freescale Semiconductor, Inc. Cl. B (a)	2,535	72,298
General Electric Co.	29,500	964,355
Intel Corp.	14,400	259,200
Johnson Controls, Inc.	600	46,056
LSI Logic Corp. (a) (b)	1,300	10,660
Micron Technology, Inc. (a)	4,700	73,273
Molex, Inc.	100	3,172
National Semiconductor Corp.	1,200	27,912
Novellus Systems, Inc. (a)	500	12,655
Nvidia Corp. (a)	2,200	48,686
PMC-Sierra, Inc. (a)	800	4,088
QLogic Corp. (a)	700	12,243
Rockwell Automation, Inc.	500	30,990
Texas Instruments, Inc.	5,800	172,724
Xilinx, Inc.	100	2,029
		2,005,564

Energy — 10.3%
Anadarko Petroleum Corp.	100	4,574
Ashland, Inc.	300	19,953
BJ Services Co.	800	29,016
Chesapeake Energy Corp. (b)	100	3,290
Chevron Corp.	11,039	726,145
ConocoPhillips	6,193	425,088
Devon Energy Corp.	100	6,464
El Paso Corp.	3,100	49,600
EOG Resources, Inc.	100	7,415
Exxon Mobil Corp.	22,500	1,524,150
Hess Corp.	600	31,740
Kerr-McGee Corp.	64	4,493
KeySpan Corp.	400	16,108
Kinder Morgan, Inc.	400	40,800
Marathon Oil Corp.	2,200	199,408
Nabors Industries Ltd. (a) (b)	100	3,532
Nicor, Inc.	200	8,764
Occidental Petroleum Corp.	1,600	172,400
Schlumberger Ltd.	5,100	340,935
Sempra Energy	1,600	77,216
Transocean, Inc. (a)	1,600	123,568
Valero Energy Corp.	2,300	155,089
Weatherford International Ltd. (a)	100	4,684
Xcel Energy, Inc.	1,600	32,064
		4,006,496

5

Entertainment & Leisure — 1.6%
Harrah’s Entertainment, Inc.	100	6,011
News Corp., Inc. Cl. A	9,100	175,084
The Walt Disney Co.	14,900	442,381
		623,476

Financial Services — 7.8%
American Express Co.	3,900	203,034
Ameriprise Financial, Inc.	760	33,896
Archstone-Smith Trust REIT	700	36,729
The Bear Stearns Cos., Inc.	800	113,496
CIT Group, Inc.	900	41,319
Citigroup, Inc.	19,400	937,214
Countrywide Financial Corp.	3,998	143,248
E*TRADE Financial Corp. (a)	1,300	30,303
Franklin Resources, Inc.	300	27,435
The Goldman Sachs Group, Inc.	2,400	366,600
Huntington Bancshares, Inc.	700	17,045
Janus Capital Group, Inc.	700	11,333
Lehman Brothers Holdings, Inc.	3,900	253,305
Merrill Lynch & Co., Inc.	4,900	356,818
Morgan Stanley (b)	5,600	372,400
PNC Financial Services Group, Inc.	1,300	92,092
The Charles Schwab Corp.	300	4,764
T. Rowe Price Group, Inc.	100	4,131
		3,045,162

Food Retailers — 0.2%
Starbucks Corp. (a)	1,900	65,094
SuperValu, Inc.	1,064	28,845
		93,939

Foods — 1.6%
Archer-Daniels-Midland Co.	2,700	118,800
Campbell Soup Co.	1,300	47,684
ConAgra Foods, Inc.	2,400	51,600
Dean Foods Co. (a)	700	26,271
General Mills, Inc.	1,500	77,850
Heinz (H. J.) Co.	1,500	62,955
The Hershey Co.	400	21,988
Kellogg Co.	100	4,817
The Kroger Co.	4,100	94,013
McCormick & Co., Inc.	600	21,036
Safeway, Inc.	2,700	75,816
		602,830

Forest Products & Paper — 0.0%
MeadWestvaco Corp.	100	2,612
Plum Creek Timber Co., Inc.	400	13,624
		16,236

6

Healthcare — 0.9%
Caremark Rx, Inc.	1,600	84,480
Coventry Health Care, Inc. (a)	400	21,080
Express Scripts, Inc. (a)	1,200	92,436
Humana, Inc. (a)	700	39,151
Laboratory Corp. of America Holdings (a) (b)	1,000	64,420
Manor Care, Inc. (b)	800	40,040
		341,607

Home Construction, Furnishings & Appliances — 0.1%
Leggett & Platt, Inc.	700	15,974
Lennar Corp. Cl. A	500	22,365
Whirlpool Corp.	200	15,438
		53,777

Household Products — 0.7%
The Black & Decker Corp.	300	21,153
The Clorox Co.	100	5,994
Corning, Inc. (a) (b)	1,500	28,605
Fortune Brands, Inc.	500	36,260
Newell Rubbermaid, Inc.	1,100	28,996
The Sherwin-Williams Co.	700	35,420
Snap-on, Inc.	300	12,603
The Stanley Works	2,000	90,740
		259,771

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	200	12,418

Industrial - Diversified — 1.9%
3M Co.	2,600	183,040
Cooper Industries Ltd. Cl. A	700	60,312
Danaher Corp.	1,400	91,280
Eaton Corp.	1,200	76,920
Illinois Tool Works, Inc.	1,448	66,217
ITT Industries, Inc.	600	30,330
Textron, Inc.	400	35,964
Tyco International Ltd.	7,131	186,048
		730,111

Information Retrieval Services — 0.7%
Google, Inc. Cl. A (a)	600	231,960
Yahoo!, Inc. (a)	800	21,712
		253,672

Insurance — 7.0%
ACE Ltd.	1,700	87,601
Aetna, Inc.	2,100	66,129
AFLAC, Inc.	1,500	66,210
Allstate Corp.	3,300	187,506
Ambac Financial Group, Inc.	800	66,488
American International Group, Inc.	5,000	303,350
Aon Corp.	1,000	34,230
Chubb Corp.	2,900	146,218

7

Cigna Corp.	900	82,125
Cincinnati Financial Corp.	1,246	58,761
Genworth Financial, Inc. Cl. A	2,600	89,180
The Hartford Financial Services Group, Inc.	1,600	135,744
Lincoln National Corp. (b)	2,249	127,473
Loews Corp.	2,100	77,826
Marsh & McLennan Cos., Inc.	1,500	40,545
MBIA, Inc. (b)	800	47,048
Metlife, Inc.	4,000	208,000
MGIC Investment Corp.	500	28,455
Principal Financial Group, Inc.	1,500	81,000
Progressive Corp.	4,100	99,179
Prudential Financial, Inc.	1,000	78,640
Safeco Corp.	1,200	64,464
St. Paul Travelers Cos.	5,057	231,611
Torchmark Corp.	1,000	60,470
UnumProvident Corp.	900	14,607
WellPoint, Inc. (a)	2,600	193,700
XL Capital Ltd. Cl. A	500	31,850
		2,708,410

Lodging — 0.3%
Hilton Hotels Corp.	1,300	31,109
Marriott International, Inc. Cl. A	700	24,626
Starwood Hotels & Resorts Worldwide, Inc.	800	42,064
		97,799

Machinery & Components — 1.5%
Baker Hughes, Inc.	1,600	127,920
Caterpillar, Inc.	2,400	170,088
Cummins, Inc.	700	81,900
Dover Corp.	800	37,712
Ingersoll-Rand Co. Cl. A	2,800	100,240
Parker Hannifin Corp.	1,100	79,464
		597,324

Manufacturing — 0.3%
American Standard Cos., Inc. (b)	600	23,178
Applied Materials, Inc.	5,300	83,422
Avery Dennison Corp.	300	17,589
		124,189

Medical Supplies — 1.2%
Agilent Technologies, Inc. (a)	2,700	76,788
Applera Corp. - Applied Biosystems Group	1,200	38,580
Bausch & Lomb, Inc. (b)	300	14,190
Baxter International, Inc.	2,700	113,400
Becton, Dickinson & Co.	1,100	72,512
Boston Scientific Corp. (a)	2,700	45,927
Fisher Scientific International, Inc. (a)	500	37,055
St. Jude Medical, Inc. (a)	100	3,690
Tektronix, Inc.	300	8,181
Thermo Electron Corp. (a) (b)	500	18,505
Waters Corp. (a)	400	16,272
		445,100

8

Metals & Mining — 1.0%
Alcoa, Inc.	400	11,980
Allegheny Technologies, Inc. (b)	300	19,167
Freeport-McMoRan Copper & Gold, Inc. Cl. B (b)	1,700	92,752
Nucor Corp. (b)	3,100	164,827
Phelps Dodge Corp.	700	61,138
United States Steel Corp.	700	44,149
		394,013

Pharmaceuticals — 9.4%
Abbott Laboratories	8,400	401,268
AmerisourceBergen Corp.	1,000	43,000
Amgen, Inc. (a)	4,400	306,856
Barr Pharmaceuticals, Inc. (a)	200	9,952
Biogen Idec, Inc. (a)	1,400	58,968
Bristol-Myers Squibb Co.	7,300	174,981
Cardinal Health, Inc.	1,300	87,100
Forest Laboratories, Inc. (a)	1,200	55,572
Hospira, Inc. (a)	650	28,399
Johnson & Johnson	10,900	681,795
King Pharmaceuticals, Inc. (a) (b)	1,000	17,020
McKesson Corp.	2,400	120,936
Medco Health Solutions, Inc. (a)	600	35,598
Merck & Co., Inc.	12,600	507,402
Mylan Laboratories, Inc.	3,600	79,056
Pfizer, Inc.	27,300	709,527
Schering-Plough Corp.	3,200	65,408
Sigma-Aldrich Corp.	100	6,950
Watson Pharmaceutical, Inc. (a)	400	8,956
Wyeth	5,100	247,197
		3,645,941

Prepackaged Software — 3.2%
BMC Software, Inc. (a)	3,100	72,602
CA, Inc.	106	2,222
Citrix Systems, Inc. (a)	600	19,062
Compuware Corp. (a)	1,400	9,786
Electronic Arts, Inc. (a)	100	4,711
Intuit, Inc. (a) (b)	2,500	77,175
Microsoft Corp.	27,500	660,825
Novell, Inc. (a)	1,400	9,086
Oracle Corp. (a)	25,383	379,984
		1,235,453

Real Estate — 0.2%
Boston Properties, Inc.	200	19,640
Equity Office Properties Trust	1,100	41,701
Kimco Realty Corp.	600	23,544
Simon Property Group, Inc. REIT	100	8,553
		93,438

9

Restaurants — 0.9%
Darden Restaurants, Inc. (b)	500	16,900
McDonald’s Corp.	8,200	290,198
Yum! Brands, Inc.	1,100	49,500
		356,598

Retail — 3.5%
Bed Bath & Beyond, Inc. (a)	100	3,348
Best Buy Co., Inc. (b)	1,500	68,010
Big Lots, Inc. (a)	11,300	182,608
Circuit City Stores, Inc.	100	2,450
Dillards, Inc. Cl. A	200	6,006
Dollar General Corp.	100	1,342
Family Dollar Stores, Inc.	1,000	22,720
Federated Department Stores, Inc.	3,172	111,369
The Home Depot, Inc.	600	20,826
J.C. Penney Co., Inc.	1,300	81,848
Kohl’s Corp. (a)	1,300	73,619
Office Depot, Inc. (a)	3,900	140,595
OfficeMax, Inc.	500	20,555
Sears Holdings Corp. (a)	500	68,625
Staples, Inc.	4,450	96,209
The TJX Cos., Inc.	2,600	63,362
Walgreen Co.	3,600	168,408
Wal-Mart Stores, Inc. (b)	5,300	235,850
		1,367,750

Telephone Utilities — 3.1%
AT&T, Inc. (b)	16,707	501,043
BellSouth Corp.	4,600	180,182
CenturyTel, Inc.	2,400	92,568
Embarq Corp. (a)	518	23,440
Qwest Communications International, Inc. (a) (b)	16,600	132,634
Sprint Nextel Corp.	161	3,188
Verizon Communications, Inc.	7,100	240,122
Windstream Corp.	2,000	25,060
		1,198,237

Tobacco — 2.0%
Altria Group, Inc.	8,700	695,739
Reynolds American, Inc. (b)	400	50,712
UST, Inc.	400	20,220
		766,671

Toys, Games — 0.1%
Hasbro, Inc.	700	13,090
Mattel, Inc.	1,500	27,060
		40,150

Transportation — 1.8%
Burlington Northern Santa Fe Corp.	1,300	89,583
Carnival Corp. (b)	100	3,896
CSX Corp.	900	54,612
FedEx Corp.	1,100	115,181
Norfolk Southern Corp.	1,600	69,472

10

Union Pacific Corp.	1,000	85,000
United Parcel Service, Inc. Cl. B	4,000	275,640
		693,384

Travel — 0.0%
Sabre Holdings Corp. Cl. A	400	8,280

TOTAL EQUITIES (Cost $37,818,146)		38,791,392

		Principal
		Amount
SHORT-TERM INVESTMENTS — 7.6%
Cash Equivalents — 7.6% (d)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	27,011	27,011
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	81,019	81,019
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	27,006	27,006
American Beacon Funds Money Market Fund (c)		21,378	21,378
Bank of America
5.270%	09/12/2006	54,013	54,013
Bank of America
5.310%	03/08/2007	54,013	54,013
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	54,013	54,013
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	54,013	54,013
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	108,026	108,026
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	81,019	81,019
BGI Institional Money Market Fund
5.224%	08/01/2006	92,914	92,914
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	151,236	151,236
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	97,223	97,223
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	54,013	54,013
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	124,230	124,230
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	104,785	104,785
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	86,421	86,421
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	70,217	70,217
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	42,993	42,993

11

First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	108,026	108,026
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	43,210	43,210
Freddie Mac Discount Note
5.201%	08/22/2006	24,326	24,326
General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	54,013	54,013
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		20,405	20,405
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	81,019	81,019
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	81,019	81,019
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	212,811	212,811
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	81,019	81,019
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	54,013	54,013
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	108,026	108,026
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	54,013	54,013
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	54,013	54,013
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	203,763	203,763
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	91,822	91,822
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	43,210	43,210
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	81,019	81,019
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	21,605	21,605
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	54,014	54,014
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	81,019	81,018
			2,937,907

Repurchase Agreement — 0.0%
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006 (e)		5,322	5,323

TOTAL SHORT-TERM INVESTMENTS (Cost $2,943,230)			2,943,230

12

TOTAL INVESTMENTS — 107.3% (Cost $40,761,376) (f)	$41,734,622

Other Assets/(Liabilities) — (7.3%)	(2,849,184)

NET ASSETS — 100.0%	$38,885,438

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          Amount represents shares owned of the fund.

(d)         Represents investments of security lending collateral. (Note 2).

(e)          Maturity value of $5,323. Collateralized by a US Government Obligation with a rate of 8.125%, maturity date of 01/25/2015, and an aggregate market value, including accrued interest, of $5,589.

(f)            See Note 3 for aggregate cost for  Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Premier Main Street Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.0%
COMMON STOCK
Advertising — 0.3%
Omnicom Group, Inc.	12,200	1,079,822

Aerospace & Defense — 3.7%
Alliant Techsystems, Inc. (a) (b)	1,800	144,252
Armor Holdings, Inc. (a)	900	46,494
Boeing Co.	42,600	3,298,092
General Dynamics Corp.	28,400	1,903,368
Honeywell International, Inc.	6,500	251,550
Lockheed Martin Corp.	28,000	2,231,040
Northrop Grumman Corp.	29,100	1,926,129
Raytheon Co.	40,700	1,834,349
United Technologies Corp.	15,600	970,164
		12,605,438

Air Transportation — 0.1%
AMR Corp. (a) (b)	3,100	68,200
Continental Airlines, Inc. Cl. B (a) (b)	3,900	102,726
US Airways Group, Inc. (a)	1,900	86,811
		257,737

Apparel, Textiles & Shoes — 1.1%
AnnTaylor Stores Corp. (a)	2,200	90,332
Brown Shoe Co., Inc.	1,000	32,380
Charming Shoppes, Inc. (a)	3,600	37,116
Christopher & Banks Corp.	1,200	33,828
Columbia Sportswear Co. (a) (b)	800	39,776
Dress Barn, Inc. (a)	1,400	30,212
The Gap, Inc.	56,800	985,480
Guess ?, Inc. (a)	1,600	68,160
The Gymboree Corp. (a)	1,100	36,872
Kellwood Co.	600	15,870
Limited Brands, Inc.	29,000	729,640
Liz Claiborne, Inc.	2,800	98,980
Nordstrom, Inc.	35,100	1,203,930
Payless ShoeSource, Inc. (a)	2,400	62,112
Phillips-Van Heusen Corp.	1,500	53,295
Skechers U.S.A., Inc. Cl. A (a)	1,400	30,534
Tween Brands, Inc. (a)	1,800	66,996
		3,615,513

Automotive & Parts — 0.3%
A.O. Smith Corp.	800	34,288
ArvinMeritor, Inc. (b)	2,000	32,920
Autoliv, Inc.	1,400	78,638
AutoNation, Inc. (a)	2,987	58,844
General Motors Corp. (b)	12,600	406,098
Group 1 Automotive, Inc. (b)	700	42,924
Harley-Davidson, Inc. (b)	2,200	125,400
Paccar, Inc.	1,000	80,750
Tenneco, Inc. (a)	1,500	34,845
		894,707

1

Banking, Savings & Loans — 10.1%
Astoria Financial Corp.	5,250	156,187
Bank of America Corp.	151,183	7,790,460
The Bank of New York Co., Inc.	34,200	1,149,462
Bankunited Financial Corp. Cl. A	600	17,754
BB&T Corp.	20,300	852,397
Capital One Financial Corp. (b)	2,139	165,452
Comerica, Inc.	4,300	251,765
Golden West Financial Corp.	4,800	353,568
Hudson City Bancorp, Inc.	4,300	55,771
JP Morgan Chase & Co.	121,800	5,556,516
KeyCorp	16,100	594,090
M&T Bank Corp.	7,600	926,592
Mellon Financial Corp.	38,700	1,354,500
National City Corp.	38,000	1,368,000
New York Community Bancorp, Inc.	2,100	34,293
North Fork Bancorporation, Inc.	1,900	53,827
Northern Trust Corp.	500	28,550
State Street Corp.	3,100	186,186
SunTrust Banks, Inc.	15,600	1,230,372
TCF Financial Corp.	2,600	69,966
TD Banknorth, Inc.	500	14,500
U.S. Bancorp	104,600	3,347,200
Wachovia Corp.	68,300	3,662,929
Washington Mutual, Inc.	34,121	1,525,209
Webster Financial Corp.	600	28,296
Wells Fargo & Co.	47,700	3,450,618
		34,224,460

Beverages — 2.0%
The Coca-Cola Co. (b)	77,000	3,426,500
The Pepsi Bottling Group, Inc.	8,800	292,600
PepsiCo, Inc.	48,600	3,080,268
		6,799,368

Broadcasting, Publishing & Printing — 1.7%
CBS Corp. Cl. B	5,900	161,837
Clear Channel Communications, Inc.	52,800	1,528,560
Comcast Corp. Cl. A (a)	10,400	357,552
The DIRECTV Group, Inc. (a)	40,100	683,705
Gannett Co., Inc.	21,600	1,125,792
Liberty Media Holding Corp. Capital Cl. A (a)	900	73,449
Liberty Media Holding Corp. Interactive Cl. A (a)	6,900	113,643
The McGraw-Hill Companies, Inc.	24,500	1,379,350
Time Warner, Inc.	20,600	339,900
Viacom, Inc. Cl. B (a)	2,250	78,412
		5,842,200

Building Materials & Construction — 0.5%
Eagle Materials, Inc.	1,000	35,960
Emcor Group, Inc. (a)	800	41,216
Granite Construction, Inc.	2,100	91,329
Lennox International, Inc.	600	13,686
Masco Corp.	48,400	1,293,732
USG Corp. (a) (b)	5,500	254,980
		1,730,903

2

Chemicals — 0.9%
Air Products & Chemicals, Inc.	16,300	1,042,059
H.B. Fuller Co.	800	31,984
Hercules, Inc. (a)	2,300	31,970
NewMarket Corp.	700	34,846
OM Group, Inc. (a)	1,100	38,632
PPG Industries, Inc.	13,300	818,482
Rohm & Haas Co.	19,200	885,504
Tronox, Inc. Cl. B	1,879	24,709
		2,908,186

Commercial Services — 1.0%
Administaff, Inc.	1,100	34,771
Allied Waste Industries, Inc. (a)	1,700	17,272
Cendant Corp.	12,000	180,120
Convergys Corp. (a)	4,400	83,952
Global Payments, Inc.	700	29,778
Jackson Hewitt Tax Service, Inc.	1,000	34,130
John H. Harland Co.	700	27,517
Magellan Health Services, Inc. (a)	800	38,456
Manpower, Inc.	2,900	172,492
MoneyGram International, Inc.	1,700	52,105
MPS Group, Inc. (a)	2,600	33,774
Paychex, Inc.	12,300	420,414
Quanta Services, Inc. (a) (b)	4,500	71,820
Quest Diagnostics	11,100	667,332
Rent-A-Center, Inc. (a)	2,200	59,246
Republic Services, Inc.	3,300	132,528
Robert Half International, Inc.	3,700	119,732
Ryder System, Inc. (b)	1,900	95,760
Waste Management, Inc.	33,200	1,141,416
		3,412,615

Communications — 0.6%
Avaya, Inc. (a)	3,900	36,114
Citizens Communications Co.	9,800	125,734
InterDigital Communications Corp. (a)	1,000	27,410
Lucent Technologies, Inc. (a)	102,100	217,473
Polycom, Inc. (a)	4,900	108,780
Qualcomm, Inc.	47,000	1,657,220
		2,172,731

Communications Equipment — 0.9%
Motorola, Inc.	132,100	3,006,596

Computer Integrated Systems Design — 0.3%
Cadence Design Systems, Inc. (a)	4,300	69,617
Computer Sciences Corp. (a)	16,900	885,391
Digital Insight Corp. (a)	700	16,520
Reynolds & Reynolds, Inc. Cl. A	900	31,851
Synopsys, Inc. (a)	7,600	136,040
		1,139,419

3

Computer Programming Services — 0.0%
Ceridian Corp. (a)	4,100	98,441
RealNetworks, Inc. (a)	3,400	33,966
		132,407

Computer Related Services — 0.0%
EarthLink, Inc. (a)	7,300	52,633

Computers & Information — 3.6%
Apple Computer, Inc. (a)	11,600	788,336
Cisco Systems, Inc. (a)	178,300	3,182,655
Dell, Inc. (a) (b)	134,800	2,922,464
EMC Corp. (a)	32,800	332,920
International Business Machines Corp.	44,900	3,475,709
International Game Technology	27,100	1,047,686
Komag, Inc. (a)	800	30,648
Solectron Corp. (a)	43,500	131,370
Tech Data Corp. (a)	2,300	85,514
Western Digital Corp. (a)	16,600	291,164
		12,288,466

Computers & Office Equipment — 1.5%
Hewlett-Packard Co.	128,900	4,113,199
Xerox Corp. (a)	78,700	1,108,883
		5,222,082

Containers — 0.1%
Pactiv Corp. (a)	4,900	120,099
Temple-Inland, Inc.	1,900	80,826
		200,925

Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	32,600	1,933,832
The Procter & Gamble Co.	58,392	3,281,630
		5,215,462

Data Processing & Preparation — 0.7%
CSG Systems International, Inc. (a) (b)	300	7,812
First Data Corp.	51,200	2,091,520
Fiserv, Inc. (a)	4,700	205,202
NCR Corp. (a)	2,500	80,350
		2,384,884

Electric Utilities — 1.2%
Alliant Energy Corp. (b)	2,100	75,978
American Electric Power Co., Inc.	38,500	1,390,620
Avista Corp.	800	19,984
CenterPoint Energy, Inc. (b)	1,800	24,732
Constellation Energy Group, Inc.	4,900	283,759
Duke Energy Corp.	22,400	679,168
Edison International	8,100	335,178
Mirant Corp. (a)	1,500	39,855
PG&E Corp.	30,800	1,283,744
Progress Energy, Inc.	1,400	60,970
		4,193,988

4

Electrical Equipment & Electronics — 6.6%
Acuity Brands, Inc.	2,000	87,460
Advanced Micro Devices, Inc. (a)	15,901	308,320
Analog Devices, Inc.	11,900	384,727
Arrow Electronics, Inc. (a)	5,200	146,952
Belden CDT, Inc.	1,100	35,695
Cymer, Inc. (a)	1,900	74,328
Emerson Electric Co.	21,100	1,665,212
Freescale Semiconductor, Inc. Cl. B (a)	49,000	1,397,480
General Electric Co.	271,300	8,868,797
Hubbell, Inc. Cl. B	900	42,300
Intel Corp.	210,200	3,783,600
Intersil Corp. Cl. A	6,500	152,815
Johnson Controls, Inc.	2,600	199,576
MEMC Electronic Materials, Inc. (a)	3,300	100,386
Micron Technology, Inc. (a)	69,200	1,078,828
OmniVision Technologies, Inc. (a) (b)	3,800	72,200
ON Semiconductor Corp. (a)	6,900	43,401
Plexus Corp. (a)	2,000	49,840
Rockwell Automation, Inc.	15,300	948,294
Texas Instruments, Inc.	97,100	2,891,638
Wesco International, Inc. (a)	800	46,600
Zoran Corp. (a)	1,600	25,680
		22,404,129

Energy — 13.9%
Anadarko Petroleum Corp.	31,300	1,431,662
Apache Corp. (b)	23,500	1,656,045
Chevron Corp.	89,510	5,887,968
Cimarex Energy Co.	2,800	114,324
Comstock Resources, Inc. (a)	1,900	55,898
ConocoPhillips	69,139	4,745,701
Devon Energy Corp.	32,800	2,120,192
EOG Resources, Inc.	18,400	1,364,360
Exxon Mobil Corp.	201,400	13,642,836
Frontier Oil Corp.	3,900	137,475
Grey Wolf, Inc. (a)	4,800	36,768
Hess Corp.	24,600	1,301,340
Holly Corp.	1,300	65,780
Kerr-McGee Corp.	29,206	2,050,261
Marathon Oil Corp.	24,000	2,175,360
Occidental Petroleum Corp.	26,324	2,836,411
Oneok, Inc.	3,800	141,398
Paramount Resources Ltd. Cl. A (a)	20,900	676,351
Pogo Producing Co.	2,300	101,821
Schlumberger Ltd.	33,300	2,226,105
St. Mary Land & Exploration Co. (b)	1,400	60,200
Sunoco, Inc.	10,900	757,986
Tesoro Corp.	3,000	224,400
TUSK Energy Corp. (a)	9,700	30,097
Unit Corp. (a)	1,000	58,640
Valero Energy Corp.	36,794	2,481,019
Veritas DGC, Inc. (a)	1,600	91,632
W&T Offshore, Inc.	1,800	61,308
W-H Energy Services, Inc. (a)	700	38,514
XTO Energy, Inc.	11,900	559,181
		47,131,033

5

Entertainment & Leisure — 0.5%
Live Nation, Inc. (a)	900	18,864
News Corp., Inc. Cl. A	33,100	636,844
The Walt Disney Co.	32,600	967,894
		1,623,602

Financial Services — 7.4%
American Capital Strategies, Ltd. (b)	2,200	77,000
American Express Co.	18,300	952,698
AmeriCredit Corp. (a)	8,400	206,556
Ameriprise Financial, Inc.	12,880	574,448
The Bear Stearns Cos., Inc.	11,800	1,674,066
CIT Group, Inc.	18,900	867,699
Citigroup, Inc.	160,300	7,744,093
The Goldman Sachs Group, Inc.	21,700	3,314,675
Greenhill & Co., Inc. (b)	700	40,572
Huntington Bancshares, Inc.	4,700	114,445
International Securities Exchange, Inc.	900	36,621
Janus Capital Group, Inc.	4,800	77,712
Knight Capital Group, Inc. Cl. A (a)	1,100	18,194
Lehman Brothers Holdings, Inc.	32,900	2,136,855
Merrill Lynch & Co., Inc.	44,300	3,225,926
Morgan Stanley (b)	49,800	3,311,700
Piper Jaffray Cos. (a)	600	30,714
PNC Financial Services Group, Inc.	7,000	495,880
Raymond James Financial, Inc.	2,000	58,120
The Charles Schwab Corp.	13,500	214,380
		25,172,354

Food Retailers — 0.3%
Starbucks Corp. (a)	25,800	883,908
The Pantry, Inc. (a)	600	29,574
		913,482

Foods — 1.5%
Campbell Soup Co.	25,300	928,004
ConAgra Foods, Inc. (b)	56,200	1,208,300
Dean Foods Co. (a)	2,100	78,813
Del Monte Foods Co.	4,900	51,352
Flowers Foods, Inc.	700	19,936
General Mills, Inc.	9,000	467,100
Heinz (H. J.) Co.	14,300	600,171
Kellogg Co.	800	38,536
Kraft Foods, Inc. Cl. A	3,500	113,400
The Kroger Co.	14,000	321,020
Safeway, Inc.	40,200	1,128,816
		4,955,448

6

Forest Products & Paper — 0.0%
MeadWestvaco Corp.	2,100	54,852
Packaging Corp. of America	1,200	27,516
		82,368

Healthcare — 2.2%
Caremark Rx, Inc.	33,900	1,789,920
Express Scripts, Inc. (a)	3,800	292,714
Genesis HealthCare Corp. (a)	300	14,571
HCA, Inc.	24,900	1,224,084
Healthways, Inc. (a)	100	5,372
Humana, Inc. (a)	4,900	274,057
Laboratory Corp. of America Holdings (a) (b)	2,700	173,934
Manor Care, Inc. (b)	2,100	105,105
Pediatrix Medical Group, Inc. (a)	2,400	101,760
Sierra Health Services, Inc. (a)	3,800	164,084
UnitedHealth Group, Inc.	69,840	3,340,447
		7,486,048

Heavy Machinery — 0.0%
Applied Industrial Technologies, Inc.	2,050	47,806
The Manitowoc Co., Inc.	1,200	47,112
The Toro Co.	1,800	74,538
		169,456

Home Construction, Furnishings & Appliances — 0.0%
Ethan Allen Interiors, Inc.	1,000	37,320
Furniture Brands International, Inc. (b)	1,700	34,102
Leggett & Platt, Inc.	3,000	68,460
		139,882

Industrial - Diversified — 2.3%
3M Co.	43,000	3,027,200
Cooper Industries Ltd. Cl. A	1,200	103,392
Danaher Corp.	16,300	1,062,760
Eaton Corp.	17,800	1,140,980
Illinois Tool Works, Inc. (b)	38,400	1,756,032
SPX Corp.	3,500	191,275
Tyco International Ltd.	16,100	420,049
		7,701,688

Information Retrieval Services — 0.7%
Google, Inc. Cl. A (a)	5,900	2,280,940

Insurance — 6.7%
ACE Ltd.	23,300	1,200,649
AFLAC, Inc.	12,000	529,680
Allstate Corp.	44,700	2,539,854
American International Group, Inc.	33,900	2,056,713
AmerUs Group Co. (b)	2,300	154,307
Aon Corp.	19,900	681,177
Assurant, Inc. (b)	2,800	134,876
W.R. Berkley Corp.	2,200	79,200
Chubb Corp.	26,600	1,341,172
Cigna Corp.	2,900	264,625

7

Cincinnati Financial Corp.	700	33,012
Genworth Financial, Inc. Cl. A	22,100	758,030
The Hanover Insurance Group, Inc.	2,200	101,816
The Hartford Financial Services Group, Inc.	19,600	1,662,864
Landamerica Financial Group, Inc.	1,200	76,596
Lincoln National Corp.	20,789	1,178,321
Loews Corp.	4,300	159,358
MBIA, Inc. (b)	2,400	141,144
Metlife, Inc.	12,600	655,200
MGIC Investment Corp.	1,300	73,983
Old Republic International Corp.	3,500	74,445
The PMI Group, Inc.	2,700	114,642
Principal Financial Group, Inc.	30,000	1,620,000
Progressive Corp.	7,700	186,263
Prudential Financial, Inc.	24,100	1,895,224
Radian Group, Inc.	3,200	196,896
Safeco Corp.	1,400	75,208
St. Paul Travelers Cos.	44,600	2,042,680
StanCorp Financial Group, Inc.	1,300	56,017
WellPoint, Inc. (a)	33,934	2,528,083
		22,612,035

Internet Content — 0.1%
BEA Systems, Inc. (a)	17,100	200,754

Lodging — 0.4%
Choice Hotels International, Inc. (b)	1,300	55,406
Marriott International, Inc. Cl. A	1,700	59,806
MGM Mirage (a)	19,700	700,138
Starwood Hotels & Resorts Worldwide, Inc.	11,900	625,702
Vail Resorts, Inc. (a)	900	31,113
		1,472,165

Machinery & Components — 0.8%
AGCO Corp. (a)	2,100	48,216
Caterpillar, Inc.	19,900	1,410,313
Cummins, Inc.	700	81,900
Flowserve Corp. (a)	1,700	88,060
Ingersoll-Rand Co. Cl. A	26,600	952,280
Kaydon Corp.	1,000	36,250
		2,617,019

Manufacturing — 0.4%
Applied Materials, Inc.	71,300	1,122,262
Lam Research Corp. (a)	4,800	199,632
		1,321,894

Medical Supplies — 1.6%
Agilent Technologies, Inc. (a)	35,600	1,012,464
Applera Corp. - Applied Biosystems Group	7,300	234,695
Becton, Dickinson & Co.	20,600	1,357,952
Boston Scientific Corp. (a)	12,091	205,668
Edwards Lifesciences Corp. (a)	500	22,120
Medtronic, Inc.	48,300	2,440,116
Mettler-Toledo International, Inc. (a)	300	18,459
		5,291,474

8

Metals & Mining — 1.9%
AK Steel Holding Corp. (a)	6,500	83,980
Canadian Natural Resources Ltd.	8,100	432,797
Carpenter Technology	1,600	157,440
Chaparral Steel Co. (a)	500	35,095
Commercial Metals Co.	2,400	54,456
CommScope, Inc. (a)	2,300	71,829
Foundation Coal Holdings, Inc.	1,900	72,466
Freeport-McMoRan Copper & Gold, Inc. Cl. B (b)	24,900	1,358,544
NS Group, Inc. (a)	1,400	70,812
Nucor Corp. (b)	30,200	1,605,734
Phelps Dodge Corp.	13,800	1,205,292
Quanex Corp.	2,200	79,838
Reliance Steel & Aluminum Co.	4,800	172,080
Ryerson, Inc.	1,300	35,165
Schnitzer Steel Industries, Inc. Cl. A	1,000	33,900
Southern Copper Corp. (b)	8,100	781,650
Steel Dynamics, Inc.	1,700	98,634
United States Steel Corp.	2,200	138,754
Worthington Industries, Inc.	4,000	81,680
		6,570,146

Pharmaceuticals — 7.5%
Abbott Laboratories	51,700	2,469,709
Alpharma, Inc. Cl. A	2,600	58,708
AmerisourceBergen Corp.	9,800	421,400
Amgen, Inc. (a)	23,500	1,638,890
Andrx Corp. (a) (b)	2,200	52,470
Biogen Idec, Inc. (a)	6,700	282,204
Bristol-Myers Squibb Co. (b)	56,100	1,344,717
Cardinal Health, Inc.	30,400	2,036,800
Endo Pharmaceuticals Holdings, Inc. (a)	1,700	52,819
Gilead Sciences, Inc. (a)	4,000	245,920
Hospira, Inc. (a)	1,000	43,690
Johnson & Johnson	84,300	5,272,965
King Pharmaceuticals, Inc. (a)	10,600	180,412
McKesson Corp.	31,900	1,607,441
Merck & Co., Inc.	103,100	4,151,837
Pfizer, Inc.	176,400	4,584,636
Sciele Pharma, Inc. (a) (b)	1,100	22,484
Wyeth	18,000	872,460
		25,339,562

Prepackaged Software — 3.4%
BMC Software, Inc. (a)	6,800	159,256
Emdeon Corp. (a)	3,100	37,293
Fair Isaac Corp.	3,400	114,852
Intuit, Inc. (a)	27,000	833,490
Microsoft Corp.	320,000	7,689,600
MicroStrategy, Inc. Cl. A (a) (b)	300	24,735
Oracle Corp. (a)	178,500	2,672,145
TIBCO Software, Inc. (a)	10,100	80,396
United Online, Inc.	6,900	75,279
		11,687,046

9

Real Estate — 0.1%
CB Richard Ellis Group, Inc. Cl. A (a)	4,500	105,885
Jones Lang Lasalle, Inc.	1,400	114,380
		220,265

Restaurants — 0.8%
CKE Restaurants, Inc.	500	7,700
Darden Restaurants, Inc. (b)	2,200	74,360
Domino’s Pizza, Inc.	1,200	27,288
Jack in the Box, Inc. (a)	800	31,552
McDonald’s Corp.	38,800	1,373,132
Yum! Brands, Inc.	26,600	1,197,000
		2,711,032

Retail — 2.5%
Barnes & Noble, Inc.	3,800	127,376
Big Lots, Inc. (a)	4,600	74,336
Circuit City Stores, Inc.	7,000	171,500
Costco Wholesale Corp.	20,800	1,097,408
Dillards, Inc. Cl. A	4,000	120,120
Dollar Tree Stores, Inc. (a)	5,700	151,620
Family Dollar Stores, Inc.	4,800	109,056
The Home Depot, Inc.	17,700	614,367
J.C. Penney Co., Inc.	21,000	1,322,160
Longs Drug Stores Corp.	700	28,784
Lowe’s Companies, Inc.	50,800	1,440,180
Men’s Wearhouse, Inc.	3,050	94,886
Michaels Stores, Inc.	3,500	148,470
Office Depot, Inc. (a)	36,000	1,297,800
OfficeMax, Inc.	2,000	82,220
RadioShack Corp.	1,000	16,170
Staples, Inc.	7,250	156,745
The TJX Cos., Inc. (b)	5,700	138,909
Wal-Mart Stores, Inc.	31,400	1,397,300
		8,589,407

Telephone Utilities — 2.3%
AT&T, Inc. (b)	34,707	1,040,863
BellSouth Corp.	37,500	1,468,875
CenturyTel, Inc.	4,400	169,708
Embarq Corp. (a)	2,896	131,044
Leap Wireless International, Inc. (a)	500	22,350
Qwest Communications International, Inc. (a)	210,200	1,679,498
Sprint Nextel Corp.	117,127	2,319,115
Verizon Communications, Inc.	30,500	1,031,510
		7,862,963

Tobacco — 1.7%
Altria Group, Inc.	59,400	4,750,218
Loews Corp. - Carolina Group	2,300	131,974
Reynolds American, Inc. (b)	7,900	1,001,562
		5,883,754

10

Transportation — 1.3%
Arkansas Best Corp.	900	39,987
CSX Corp.	17,200	1,043,696
EGL, Inc. (a) (b)	1,700	74,647
Expeditors International of Washington, Inc.	500	22,735
FedEx Corp.	12,800	1,340,288
Laidlaw International, Inc.	2,200	58,300
Norfolk Southern Corp.	1,100	47,762
OMI Corp. (b)	1,800	39,708
Overseas Shipholding Group, Inc.	1,100	70,829
Swift Transportation Co., Inc. (a)	1,600	42,800
Thor Industries, Inc.	1,000	42,840
Trinity Industries, Inc.	1,550	51,801
United Parcel Service, Inc. Cl. B	21,000	1,447,110
Wabtec Corp.	1,800	47,808
		4,370,311

TOTAL EQUITIES (Cost $318,019,828)		336,190,799

RIGHTS - 0.0%
Computers & Information — 0.0%
Seagate Technology (c)	25,700	0

Electric Utilities — 0.0%
Progress Energy, Inc. (a)	19,900	5,572

TOTAL RIGHTS (Cost $2,686)		5,572

WARRANTS - 0.0%
Financial Services
Dime Bancorp, Inc. (a)	14,200	1,704

TOTAL WARRANTS (Cost $2,698)		1,704

TOTAL LONG TERM INVESTMENTS (Cost $318,025,212)		336,198,075

		Principal
		Amount
SHORT-TERM INVESTMENTS — 6.8%
Cash Equivalents — 5.6% (e)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	176,944	176,944
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	530,833	530,833
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	176,944	176,944

11

American Beacon Funds Money Market Fund (d)		140,067	140,067
Bank of America
5.270%	09/12/2006	353,888	353,888
Bank of America
5.310%	03/08/2007	353,888	353,888
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	353,888	353,888
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	353,888	353,888
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	707,777	707,777
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	530,833	530,833
BGI Institional Money Market Fund
5.224%	08/01/2006	608,768	608,768
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	990,887	990,887
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	636,999	636,999
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	353,888	353,888
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	813,943	813,943
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	686,543	686,543
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	566,221	566,221
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	460,055	460,055
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	281,684	281,684
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	707,777	707,777
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	283,111	283,111
Freddie Mac Discount Note
5.201%	08/22/2006	159,380	159,380
General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	353,888	353,888
Goldman Sachs Financial Square Prime Obligations Money Market Fund (d)		133,692	133,692
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	530,833	530,833
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	530,833	530,833
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	1,394,320	1,394,320
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	530,833	530,833
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	353,888	353,888

12

Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	707,777	707,777
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	353,888	353,888
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	353,888	353,888
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	1,335,039	1,335,039
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	601,610	601,610
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	283,111	283,111
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	530,833	530,833
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	141,556	141,556
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	353,889	353,889
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	530,833	530,833
			19,248,917

Repurchase Agreement — 1.2%
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006 (f)		4,037,025	4,037,025

TOTAL SHORT-TERM INVESTMENTS (Cost $23,285,942)			23,285,942

TOTAL INVESTMENTS — 105.8% (Cost $341,311,154) (g)			$359,484,017

Other Assets/(Liabilities) — (5.8%)			(19,764,308)

NET ASSETS — 100.0%			$339,719,709

Notes to Portfolio of Investments

(a)                      Non-income producing security.

(b)                     Denotes all or a portion of security on loan. (Note 2).

(c)                      This security is valued in good faith under procedures established by the board of trustees.

(d)                     Amount represents shares owned of the fund.

(e)                      Represents investments of security lending collateral. (Note 2).

(f)                        Maturity value of $4,037,428. Collateralized by a U.S. Government Agency obligation with a rate of 8.375%, maturity date of 01/25/2024, and an aggregate market value, including accrued interest, of $4,238,876.

(g)                     See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Premier Capital Appreciation Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.3%
COMMON STOCK
Aerospace & Defense — 4.2%
Empresa Brasileira de Aeronautica SA, ADR (Brazil) (a)	225,350	7,781,335
General Dynamics Corp.	115,100	7,714,002
Lockheed Martin Corp.	123,010	9,801,437
United Technologies Corp.	155,200	9,651,888
		34,948,662

Apparel, Textiles & Shoes — 0.7%
Polo Ralph Lauren Corp.	98,800	5,635,552

Banking, Savings & Loans — 1.3%
Bank of America Corp.	89,530	4,613,481
Northern Trust Corp. (a)	110,400	6,303,840
		10,917,321

Beverages — 1.1%
PepsiCo, Inc.	148,720	9,425,874

Broadcasting, Publishing & Printing — 0.9%
Comcast Corp. Special, Cl. A (b)	227,530	7,799,728

Chemicals — 3.5%
Monsanto Co.	406,600	17,479,734
Praxair, Inc.	220,240	12,077,962
		29,557,696

Commercial Services — 4.0%
The Corporate Executive Board Co.	84,000	7,896,000
eBay, Inc. (b)	538,300	12,956,881
Fastenal Co.	101,700	3,617,469
Quest Diagnostics	142,700	8,579,124
		33,049,474

Communications — 3.7%
America Movil SA de CV Sponsored ADR Series L (Mexico)	23,600	844,408
American Tower Corp. Cl. A (a) (b)	250,600	8,470,280
Crown Castle International Corp. (b)	131,600	4,636,268
Network Appliance, Inc. (a) (b)	141,400	4,198,166
Qualcomm, Inc.	206,500	7,281,190
XM Satellite Radio Holdings, Inc. Cl. A (a) (b)	462,900	5,369,640
		30,799,952

Communications Equipment — 1.3%
Motorola, Inc.	207,290	4,717,920
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden)	192,700	6,066,196
		10,784,116

1

Computer Integrated Systems Design — 1.1%
Autodesk, Inc. (b)	138,300	4,717,413
F5 Networks, Inc. (a) (b)	91,700	4,249,378
		8,966,791

Computer Programming Services — 0.9%
Cognizant Technology Solutions Corp. Cl. A (b)	120,200	7,871,898

Computers & Information — 5.8%
Apple Computer, Inc. (b)	154,600	10,506,616
Cisco Systems, Inc. (b)	1,419,790	25,343,251
EMC Corp. (b)	887,330	9,006,399
Scientific Games Corp. Cl. A (b)	99,400	3,376,618
		48,232,884

Cosmetics & Personal Care — 2.9%
The Procter & Gamble Co.	260,850	14,659,770
Reckitt Benckiser PLC	242,920	9,737,801
		24,397,571

Data Processing & Preparation — 3.5%
Affiliated Computer Services, Inc. Cl. A (a) (b)	260,500	13,267,265
Alliance Data Systems Corp. (b)	28,400	1,457,488
Automatic Data Processing, Inc.	331,000	14,484,560
		29,209,313

Diversified Financial — 0.4%
Nomura Holdings, Inc.	201,500	3,598,505

Electrical Equipment & Electronics — 5.7%
Advanced Micro Devices, Inc. (a) (b)	378,400	7,337,176
Broadcom Corp. Cl. A (b)	359,580	8,626,324
General Electric Co.	371,150	12,132,893
Marvell Technology Group Ltd. (b)	268,500	4,980,675
Microchip Technology, Inc.	178,300	5,751,958
Texas Instruments, Inc.	290,350	8,646,623
		47,475,649

Energy — 5.6%
EOG Resources, Inc. (a)	66,400	4,923,560
Halliburton Co.	381,100	12,713,496
Kinder Morgan Management LLC (b)	109,933	4,756,799
Occidental Petroleum Corp.	54,100	5,829,275
Schlumberger Ltd.	223,200	14,920,920
Transocean, Inc. (b)	42,700	3,297,721
		46,441,771

Financial Services — 5.2%
Chicago Mercantile Exchange Holdings, Inc. (a)	28,600	13,190,320
Citigroup, Inc.	104,140	5,031,003
Franklin Resources, Inc.	51,000	4,663,950
The Goldman Sachs Group, Inc.	57,640	8,804,510
Legg Mason, Inc.	104,000	8,680,880
T. Rowe Price Group, Inc. (a)	78,300	3,234,573
		43,605,236

2

Food Retailers — 0.7%
Starbucks Corp. (b)	168,400	5,769,384

Foods — 2.9%
Cadbury Schweppes PLC	531,210	5,189,836
Nestle SA	36,035	11,800,121
Panera Bread Co. Cl. A (a) (b)	47,600	2,489,956
Sysco Corp. (a) (c)	170,800	4,714,080
		24,193,993

Healthcare — 3.1%
Caremark Rx, Inc.	159,800	8,437,440
Covance Inc. (b)	121,900	7,772,344
UnitedHealth Group, Inc.	196,600	9,403,378
		25,613,162

Home Construction, Furnishings & Appliances — 0.4%
Harman International Industries, Inc.	40,700	3,264,140

Household Products — 1.0%
Corning, Inc. (b)	446,400	8,512,848

Industrial - Diversified — 1.3%
Danaher Corp.	119,600	7,797,920
Textron, Inc.	37,700	3,389,607
		11,187,527

Information Retrieval Services — 4.4%
Google, Inc. Cl. A (b)	49,700	19,214,020
Yahoo!, Inc. (a) (b)	627,320	17,025,465
		36,239,485

Insurance — 3.3%
American International Group, Inc.	201,010	12,195,277
The Hartford Financial Services Group, Inc.	71,700	6,083,028
Prudential Financial, Inc.	120,320	9,461,965
		27,740,270

Lodging — 0.6%
Las Vegas Sands Corp. (a) (b)	79,900	4,956,197

Machinery & Components — 1.3%
Smith International, Inc.	250,100	11,146,957

Medical Supplies — 3.7%
Fisher Scientific International, Inc. (b)	125,400	9,293,394
Medtronic, Inc.	188,110	9,503,317
St. Jude Medical, Inc. (b)	206,800	7,630,920
Varian Medical Systems, Inc. (b)	103,860	4,706,935
		31,134,566

3

Pharmaceuticals — 10.3%
Celgene Corp. (b)	95,500	4,573,495
Cephalon, Inc. (a) (b)	46,000	3,024,040
Genentech, Inc. (b)	100,360	8,111,095
Genzyme Corp. (b)	130,300	8,896,884
Gilead Sciences, Inc. (b)	59,800	3,676,504
MedImmune, Inc. (a) (b)	93,400	2,370,492
Novartis AG	263,542	14,957,589
PDL BioPharma, Inc. (a) (b)	217,500	3,917,175
Roche Holding AG	78,690	13,991,280
Sanofi-Aventis	47,880	4,550,046
Sepracor, Inc. (a) (b)	84,500	4,174,300
Shionogi & Co., Ltd.	211,000	4,005,957
Teva Pharmaceutical Sponsored ADR (Israel)	282,870	9,357,340
		85,606,197

Prepackaged Software — 4.2%
Adobe Systems, Inc. (b)	372,360	10,615,984
Electronic Arts, Inc. (a) (b)	88,400	4,164,524
McAfee, Inc. (b)	127,800	2,754,090
Microsoft Corp.	397,690	9,556,491
NAVTEQ Corp. (b)	139,800	3,939,564
Red Hat, Inc. (a) (b)	150,000	3,552,000
		34,582,653

Retail — 7.3%
Best Buy Co., Inc.	147,220	6,674,955
CVS Corp.	268,400	8,782,048
J.C. Penney Co., Inc.	119,780	7,541,349
Kohl’s Corp. (b)	118,400	6,704,992
Lowe’s Companies, Inc.	335,740	9,518,229
Michaels Stores, Inc.	146,900	6,231,498
Staples, Inc.	437,400	9,456,588
Target Corp.	127,400	5,850,208
		60,759,867

Telephone Utilities — 1.6%
Amdocs Ltd. (b)	197,800	7,176,184
Sprint Nextel Corp.	304,920	6,037,416
		13,213,600

Transportation — 0.4%
Expeditors International of Washington, Inc.	73,920	3,361,142

TOTAL EQUITIES (Cost $789,297,571)		819,999,981

4

		Principal
		Amount
SHORT-TERM INVESTMENTS — 10.4%
Cash Equivalents — 8.7% (e)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	665,643	665,643
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	1,996,928	1,996,928
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	665,643	665,643
American Beacon Funds Money Market Fund (d)		526,917	526,917
Bank of America
5.270%	09/12/2006	1,331,286	1,331,286
Bank of America
5.310%	03/08/2007	1,331,286	1,331,286
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	1,331,286	1,331,286
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	1,331,286	1,331,286
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	2,662,571	2,662,571
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	1,996,928	1,996,928
BGI Institional Money Market Fund
5.224%	08/01/2006	2,290,111	2,290,111
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	3,727,600	3,727,600
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	2,396,314	2,396,314
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	1,331,286	1,331,286
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	3,061,957	3,061,957
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	2,582,694	2,582,694
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	2,130,057	2,130,057
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	1,730,671	1,730,671
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	1,059,660	1,059,660
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	2,662,571	2,662,571
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	1,065,028	1,065,028
Freddie Mac Discount Note
5.201%	08/22/2006	599,570	599,570
General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	1,331,286	1,331,286
Goldman Sachs Financial Square Prime Obligations Money Market Fund (d)		502,934	502,934
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	1,996,928	1,996,928
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	1,996,928	1,996,928
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	5,245,265	5,245,265

5

Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	1,996,928	1,996,928
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	1,331,286	1,331,286
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	2,662,571	2,662,571
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	1,331,286	1,331,286
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	1,331,286	1,331,286
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	5,022,256	5,022,256
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	2,263,186	2,263,186
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	1,065,028	1,065,028
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	1,996,928	1,996,928
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	532,514	532,514
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	1,331,286	1,331,286
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	1,996,928	1,996,928
			72,412,117

Repurchase Agreement — 1.7%
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006 (f)		14,219,688	14,219,688

TOTAL SHORT-TERM INVESTMENTS (Cost $86,631,805)			86,631,805

TOTAL INVESTMENTS — 108.7% (Cost $875,929,376) (g)			$906,631,786

Other Assets/(Liabilities) — (8.7%)			(72,932,412)

NET ASSETS — 100.0%			$833,699,374

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)                     Denotes all or a portion of security on loan. (Note 2).

(b)                    Non-income producing security.

6

(c)                     A portion of this security is purchased on a forward commitment basis. (Note 2).

(d)                    Amount represents shares owned of the fund.

(e)                     Represents investments of security lending collateral. (Note 2).

(f)                       Maturity value of $14,221,110 Collateralized by a U.S. Government Agency obligation with a rate of 5.969%, maturity date of 11/15/2032, and a market value, including accrued interest, of $14,930,672

(g)                    See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Premier Core Growth Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK
Advertising — 0.3%
aQuantive, Inc. (a) (b)	9,800	200,900

Aerospace & Defense — 0.8%
General Dynamics Corp.	8,700	583,074

Apparel, Textiles & Shoes — 3.9%
Chico’s FAS, Inc. (a)	25,800	584,370
Nike, Inc. Cl. B	12,500	987,500
Polo Ralph Lauren Corp.	16,000	912,640
Urban Outfitters, Inc. (a) (b)	22,300	325,357
		2,809,867

Automotive & Parts — 1.9%
Autoliv, Inc.	12,900	724,593
Oshkosh Truck Corp.	15,100	647,488
		1,372,081

Beverages — 1.9%
PepsiCo, Inc.	20,900	1,324,642

Broadcasting, Publishing & Printing — 1.3%
Comcast Corp. Cl. A (a)	26,200	900,756

Chemicals — 2.6%
Monsanto Co.	43,800	1,882,962

Commercial Services — 2.3%
eBay, Inc. (a) (b)	48,800	1,174,616
Gen-Probe, Inc. (a)	9,000	467,550
		1,642,166

Communications — 1.3%
Network Appliance, Inc. (a)	12,100	359,249
Qualcomm, Inc.	16,200	571,212
		930,461

Communications Equipment — 1.7%
Motorola, Inc.	51,800	1,178,968

Computer Integrated Systems Design — 1.8%
Autodesk, Inc. (a)	22,000	750,420
F5 Networks, Inc. (a)	11,900	551,446
		1,301,866

Computer Programming Services — 1.4%
Cognizant Technology Solutions Corp. Cl. A (a)	15,000	982,350

Computers & Information — 10.8%
Apple Computer, Inc. (a)	36,700	2,494,132
Cisco Systems, Inc. (a)	155,300	2,772,105
EMC Corp. (a)	236,600	2,401,490
		7,667,727

1

Cosmetics & Personal Care — 3.9%
Colgate-Palmolive Co.	20,800	1,233,856
The Procter & Gamble Co.	27,300	1,534,260
		2,768,116

Electrical Equipment & Electronics — 5.8%
ASML Holding NV (a)	37,900	754,210
Broadcom Corp. Cl. A (a)	54,350	1,303,857
International Rectifier Corp. (a)	5,100	181,815
Marvell Technology Group Ltd. (a)	14,400	267,120
Rockwell Automation, Inc.	12,800	793,344
Texas Instruments, Inc.	27,200	810,016
		4,110,362

Energy — 5.8%
Apache Corp.	9,700	683,559
Halliburton Co.	33,100	1,104,216
Hess Corp.	7,200	380,880
National Oilwell Varco, Inc. (a)	14,600	978,784
Schlumberger Ltd.	14,400	962,640
		4,110,079

Financial Services — 4.6%
Chicago Mercantile Exchange Holdings, Inc.	1,600	737,920
The Goldman Sachs Group, Inc.	5,000	763,750
Legg Mason, Inc.	12,800	1,068,416
TD Ameritrade Holding Corp.	41,100	673,218
		3,243,304

Food Retailers — 1.1%
Starbucks Corp. (a)	23,100	791,406

Foods — 0.5%
Panera Bread Co. Cl. A (a) (b)	6,600	345,246

Healthcare — 1.3%
UnitedHealth Group, Inc.	19,700	942,251

Home Construction, Furnishings & Appliances — 1.0%
Harman International Industries, Inc. (b)	8,800	705,760

Household Products — 2.7%
Corning, Inc. (a)	99,900	1,905,093

Information Retrieval Services — 5.0%
Google, Inc. Cl. A (a)	5,500	2,126,300
Yahoo!, Inc. (a)	54,200	1,470,988
		3,597,288

Insurance — 4.3%
American International Group, Inc.	41,900	2,542,073
Marsh & McLennan Cos., Inc.	19,400	524,382
		3,066,455

2

Medical Supplies — 6.5%
Bard (C.R.), Inc.	10,800	766,476
Fisher Scientific International, Inc. (a)	8,100	600,291
Medtronic, Inc.	29,700	1,500,444
Varian Medical Systems, Inc. (a)	39,000	1,767,480
		4,634,691

Pharmaceuticals — 10.9%
Alcon, Inc. (b)	13,600	1,501,712
Celgene Corp. (a)	16,000	766,240
Genentech, Inc. (a)	14,200	1,147,644
Genzyme Corp. (a)	14,800	1,010,544
Gilead Sciences, Inc. (a)	14,700	903,756
Novartis AG ADR (Switzerland)	25,500	1,433,610
PDL BioPharma, Inc. (a)	20,600	371,006
Teva Pharmaceutical Sponsored ADR (Israel)	20,200	668,216
		7,802,728

Prepackaged Software — 3.9%
Adobe Systems, Inc. (a)	22,200	632,922
Electronic Arts, Inc. (a)	26,300	1,238,993
NAVTEQ Corp. (a)	18,200	512,876
Red Hat, Inc. (a) (b)	17,900	423,872
		2,808,663

Retail — 7.4%
Kohl’s Corp. (a)	11,200	634,256
Lowe’s Companies, Inc.	38,500	1,091,475
Staples, Inc.	91,300	1,973,906
Target Corp.	22,600	1,037,792
Williams-Sonoma, Inc.	17,700	562,860
		5,300,289

Retail - Grocery — 1.0%
Whole Foods Market, Inc.	12,300	707,373

Telephone Utilities — 1.2%
Amdocs Ltd. (a)	6,200	224,936
NeuStar, Inc. Cl. A (a) (b)	20,400	629,544
		854,480

Transportation — 0.8%
UTI Worldwide, Inc.	25,100	584,830

TOTAL EQUITIES (Cost $76,922,483)		71,056,234

3

		Principal
		Amount
SHORT-TERM INVESTMENTS — 5.2%
Cash Equivalents — 4.9% (d)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	32,041	32,041
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	96,123	96,123
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	32,041	32,041
American Beacon Funds Money Market Fund (c)		25,363	25,363
Bank of America
5.270%	09/12/2006	64,082	64,082
Bank of America
5.310%	03/08/2007	64,082	64,082
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	64,082	64,082
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	64,082	64,082
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	128,164	128,164
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	96,123	96,123
BGI Institional Money Market Fund
5.224%	08/01/2006	110,236	110,236
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	179,430	179,430
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	115,348	115,348
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	64,082	64,082
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	147,389	147,389
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	124,320	124,320
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	102,532	102,532
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	83,307	83,307
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	51,007	51,007
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	128,164	128,164
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	51,266	51,266
Freddie Mac Discount Note
5.201%	08/22/2006	28,861	28,861
General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	64,082	64,082
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		24,209	24,209
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	96,123	96,123
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	96,123	96,123

4

National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	252,484	252,484
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	96,123	96,123
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	64,082	64,082
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	128,164	128,164
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	64,082	64,082
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	64,082	64,082
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	241,749	241,749
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	108,940	108,940
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	51,267	51,267
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	96,124	96,124
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	25,634	25,634
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	64,083	64,083
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	96,124	96,124
			3,485,600

Repurchase Agreement — 0.3%
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006 (e)		248,513	248,513

TOTAL SHORT-TERM INVESTMENTS (Cost $3,734,113)			3,734,113

TOTAL INVESTMENTS — 104.9% (Cost $80,656,596) (f)			$74,790,347

Other Assets/(Liabilities) — (4.9%)			(3,479,227)

NET ASSETS — 100.0%			$71,311,120

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $248,538. Collateralized by a U.S. Government Agency obligation with rate of 8.090%, maturity date of 05/25/2029, and an aggregate market value, including accrued interest, of $260,939.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Premier Enhanced Index Growth Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 103.6%
COMMON STOCK
Advertising — 0.8%
Clear Channel Outdoor Holdings, Inc. Cl. A (a)	200	4,104
Getty Images, Inc. (a) (b)	200	9,330
Harte-Hanks, Inc.	400	9,756
Lamar Advertising Co. (a)	100	4,904
Monster Worldwide, Inc. (a)	600	24,000
Omnicom Group, Inc.	3,500	309,785
		361,879

Aerospace & Defense — 3.0%
Alliant Techsystems, Inc. (a) (b)	600	48,084
Boeing Co.	2,400	185,808
Goodrich Corp.	800	32,296
Honeywell International, Inc.	2,500	96,750
Lockheed Martin Corp.	4,700	374,496
Northrop Grumman Corp.	600	39,714
Raytheon Co.	3,800	171,266
Rockwell Collins, Inc.	800	42,696
United Technologies Corp.	6,200	385,578
		1,376,688

Air Transportation — 0.5%
AMR Corp. (a) (b)	3,100	68,200
Continental Airlines, Inc. Cl. B (a) (b)	2,800	73,752
Southwest Airlines Co.	3,300	59,367
US Airways Group, Inc. (a)	800	36,552
		237,871

Apparel, Textiles & Shoes — 1.3%
Abercrombie & Fitch Co. Cl. A	900	47,664
American Eagle Outfitters, Inc. (b)	2,100	69,006
AnnTaylor Stores Corp. (a)	1,200	49,272
Claire’s Stores, Inc.	900	22,527
The Gap, Inc.	3,100	53,785
Limited Brands, Inc.	3,600	90,576
Nike, Inc. Cl. B	1,600	126,400
Nordstrom, Inc.	2,500	85,750
Polo Ralph Lauren Corp.	500	28,520
Ross Stores, Inc.	1,500	37,335
		610,835

Automotive & Parts — 0.6%
BorgWarner, Inc.	100	6,000
The Goodyear Tire & Rubber Co. (a) (b)	1,600	17,600
Harley-Davidson, Inc. (b)	2,900	165,300
Navistar International Corp. (a)	300	6,708
Oshkosh Truck Corp.	500	21,440
Paccar, Inc.	600	48,450
		265,498

1

Banking, Savings & Loans — 2.1%
Bank of Hawaii Corp.	100	4,954
The Bank of New York Co., Inc.	200	6,722
Capital One Financial Corp. (b)	300	23,205
Cullen/Frost Bankers, Inc.	100	5,872
The First Marblehead Corp.	2,900	132,820
Freddie Mac	2,100	121,506
Golden West Financial Corp.	100	7,366
Hudson City Bancorp, Inc.	100	1,297
Mellon Financial Corp.	2,200	77,000
Nelnet, Inc. Cl. A (a)	100	3,067
Northern Trust Corp.	1,200	68,520
SLM Corp.	2,400	120,720
State Street Corp.	1,900	114,114
Synovus Financial Corp.	700	19,782
TCF Financial Corp.	1,500	40,365
Wells Fargo & Co.	2,700	195,318
		942,628

Beverages — 3.2%
Anheuser-Busch Cos., Inc.	4,100	197,415
Brown-Forman Corp. Cl. B	500	36,725
The Coca-Cola Co.	11,300	502,850
Constellation Brands, Inc. Cl. A (a) (b)	400	9,784
Hansen Natural Corp. (a)	500	22,995
The Pepsi Bottling Group, Inc.	1,300	43,225
PepsiCo, Inc.	10,100	640,138
		1,453,132

Broadcasting, Publishing & Printing — 1.6%
Comcast Corp. Cl. A (a)	500	17,190
The DIRECTV Group, Inc. (a)	7,300	124,465
John Wiley & Sons, Inc. Cl. A	400	13,232
Liberty Global, Inc. Cl. A (a)	80	1,748
Liberty Media Holding Corp. Interactive Cl. A (a)	5,700	93,879
The McGraw-Hill Companies, Inc.	2,800	157,640
Meredith Corp.	300	14,169
The Scripps (E.W.) Co. Cl. A (b)	300	12,819
Time Warner, Inc.	2,500	41,250
Univision Communications, Inc. Cl. A (a) (b)	1,300	43,420
Viacom, Inc. Cl. B (a)	5,600	195,160
		714,972

Building Materials & Construction — 0.5%
Cytyc Corp. (a)	800	19,680
Eagle Materials, Inc.	2,100	75,516
Florida Rock Industries, Inc. (b)	200	7,612
Kinetic Concepts, Inc. (a)	300	13,368
Martin Marietta Materials, Inc.	200	16,104
Masco Corp.	1,600	42,768
USG Corp. (a) (b)	900	41,724
Vulcan Materials Co.	500	33,485
		250,257

2

Chemicals — 1.4%
Airgas, Inc.	400	14,500
Celanese Corp. Cl. A	300	5,763
Church & Dwight, Inc.	1,150	41,975
Du Pont (E.I.) de Nemours & Co.	5,800	230,028
Hercules, Inc. (a)	400	5,560
Huntsman Corp. (a)	500	7,975
International Flavors & Fragrances, Inc.	500	18,500
Monsanto Co.	2,600	111,774
PPG Industries, Inc.	900	55,386
Praxair, Inc.	100	5,484
Rohm & Haas Co.	3,000	138,360
The Scotts Miracle-Gro Co.	100	3,923
		639,228

Commercial Services — 2.7%
Akamai Technologies, Inc. (a) (b)	2,000	79,260
Allied Waste Industries, Inc. (a)	100	1,016
Apollo Group, Inc. Cl. A (a)	1,200	56,784
ARAMARK Corp. Cl. B	900	28,890
Cintas Corp.	1,000	35,300
Convergys Corp. (a)	8,200	156,456
The Corporate Executive Board Co.	100	9,400
Corrections Corp. of America (a)	200	10,920
Dun & Bradstreet Corp. (a)	900	60,048
Ecolab, Inc. (b)	100	4,307
Equifax, Inc. (b)	2,000	64,560
Global Payments, Inc.	1,000	42,540
Hewitt Associates, Inc. Cl. A (a)	200	4,494
ITT Educational Services, Inc. (a)	300	20,226
Jacobs Engineering Group, Inc. (a)	400	33,196
Laureate Education, Inc. (a)	100	4,565
Manpower, Inc.	1,400	83,272
MasterCard, Inc. Cl. A (a)	300	13,761
MoneyGram International, Inc.	600	18,390
Moody’s Corp.	100	5,488
Paychex, Inc.	1,600	54,688
PerkinElmer, Inc.	3,200	57,696
Pharmaceutical Product Development, Inc.	100	3,848
Public Storage, Inc.	300	24,087
Quanta Services, Inc. (a) (b)	3,300	52,668
Quest Diagnostics	1,200	72,144
Republic Services, Inc.	800	32,128
Robert Half International, Inc.	1,000	32,360
Stericycle, Inc. (a)	100	6,718
The Servicemaster Co.	700	7,203
Waste Management, Inc.	3,500	120,330
Weight Watchers International, Inc.	400	16,004
		1,212,747

Communications — 1.7%
ADC Telecommunications, Inc. (a)	400	4,892
American Tower Corp. Cl. A (a)	2,015	68,107
Avaya, Inc. (a)	13,600	125,936

3

Ciena Corp. (a)	16,800	60,984
Citizens Communications Co.	1,000	12,830
Crown Castle International Corp. (a) (b)	1,400	49,322
EchoStar Communications Corp. Cl. A (a)	100	3,505
Harris Corp.	1,800	81,990
L-3 Communications Holdings, Inc.	100	7,365
Lucent Technologies, Inc. (a)	11,200	23,856
Network Appliance, Inc. (a)	1,700	50,473
Qualcomm, Inc.	7,300	257,398
SBA Communications Corp. Cl. A (a)	700	16,716
		763,374

Communications Equipment — 0.7%
Motorola, Inc.	14,900	339,124

Computer Integrated Systems Design — 0.4%
Autodesk, Inc. (a)	1,700	57,987
Cadence Design Systems, Inc. (a)	3,300	53,427
National Instruments Corp.	400	11,100
Parametric Technology Corp. (a)	400	6,184
Reynolds & Reynolds, Inc. Cl. A	400	14,156
Sun Microsystems, Inc. (a) (b)	1,300	5,655
Synopsys, Inc. (a)	200	3,580
Teradyne, Inc. (a) (b)	1,200	15,768
		167,857

Computer Programming Services — 0.1%
Ceridian Corp. (a)	1,000	24,010
Cognizant Technology Solutions Corp. Cl. A (a)	600	39,294
		63,304

Computer Related Services — 0.2%
Acxiom Corp.	1,700	41,616
Checkfree Corp. (a) (b)	1,000	44,500
		86,116

Computers & Information — 6.7%
Apple Computer, Inc. (a) (b)	6,500	441,740
CDW Corp.	600	35,448
Cisco Systems, Inc. (a)	59,700	1,065,645
Dell, Inc. (a) (b)	4,200	91,056
Diebold, Inc. (b)	100	4,040
International Business Machines Corp.	13,800	1,068,258
International Game Technology	3,000	115,980
Lexmark International, Inc. (a)	1,500	81,075
SanDisk Corp. (a)	800	37,328
Solectron Corp. (a)	2,900	8,758
VeriFone Holdings, Inc. (a) (b)	2,000	56,500
Western Digital Corp. (a)	2,900	50,866
		3,056,694

Computers & Office Equipment — 1.6%
Electronic Data Systems Corp.	2,100	50,190
Hewlett-Packard Co.	21,000	670,110
Pitney Bowes, Inc.	200	8,264
		728,564

4

Consumer Products — 0.1%
Pool Corp. (b)	1,500	58,395

Containers — 0.3%
Ball Corp.	700	26,810
Owens-Illinois, Inc. (a)	700	10,591
Pactiv Corp. (a)	1,900	46,569
Sealed Air Corp.	1,000	47,240
		131,210

Cosmetics & Personal Care — 1.0%
Alberto-Culver Co.	100	4,874
Avon Products, Inc.	200	5,798
Colgate-Palmolive Co.	3,800	225,416
The Estee Lauder Cos., Inc. Cl. A	900	33,588
Kimberly-Clark Corp.	2,200	134,310
The Procter & Gamble Co.	1,257	70,643
		474,629

Data Processing & Preparation — 1.2%
Affiliated Computer Services, Inc. Cl. A (a)	200	10,186
Alliance Data Systems Corp. (a)	1,600	82,112
Automatic Data Processing, Inc.	500	21,880
FactSet Research Systems, Inc.	200	8,780
First Data Corp.	5,900	241,015
Fiserv, Inc. (a)	1,350	58,941
IMS Health, Inc.	1,200	32,928
NCR Corp. (a)	1,700	54,638
SEI Investments Co.	800	39,088
		549,568

Education — 0.0%
Career Education Corp. (a) (b)	500	14,230

Electric Utilities — 1.7%
AES Corp. (a)	4,900	97,314
Allegheny Energy, Inc. (a) (b)	100	4,105
Constellation Energy Group, Inc.	100	5,791
Exelon Corp.	2,700	156,330
NRG Energy, Inc. (a) (b)	300	14,775
TXU Corp.	7,700	494,571
		772,886

Electrical Equipment & Electronics — 8.9%
Advanced Micro Devices, Inc. (a)	2,200	42,658
Agere Systems, Inc. (a)	1,300	18,928
Altera Corp. (a)	2,600	45,006
Ametek, Inc.	800	33,936
Amphenol Corp. Cl. A	600	33,648
Analog Devices, Inc.	2,600	84,058
Arrow Electronics, Inc. (a)	200	5,652

5

AVX Corp.	4,500	68,130
Broadcom Corp. Cl. A (a)	50	1,199
Dolby Laboratories, Inc. Cl. A (a)	6,900	138,345
DRS Technologies, Inc.	100	4,629
Emerson Electric Co.	2,600	205,192
Energizer Holdings, Inc. (a)	300	19,089
Fairchild Semiconductor International, Inc. (a)	500	8,180
Freescale Semiconductor, Inc. Cl. B (a)	3,500	99,820
General Electric Co.	28,100	918,589
Hubbell, Inc. Cl. B	100	4,700
Integrated Device Technology, Inc. (a)	600	9,282
Intel Corp.	27,200	489,600
Intersil Corp. Cl. A	500	11,755
Johnson Controls, Inc.	700	53,732
Lincoln Electric Holdings, Inc.	1,700	97,546
Linear Technology Corp.	2,300	74,405
LSI Logic Corp. (a) (b)	2,000	16,400
MEMC Electronic Materials, Inc. (a)	1,800	54,756
Microchip Technology, Inc.	1,600	51,616
Micron Technology, Inc. (a)	4,400	68,596
National Semiconductor Corp.	2,400	55,824
Novellus Systems, Inc. (a)	4,500	113,895
Nvidia Corp. (a)	6,000	132,780
PMC-Sierra, Inc. (a)	800	4,088
QLogic Corp. (a)	1,200	20,988
Rambus, Inc. (a) (b)	500	8,815
Rockwell Automation, Inc.	1,300	80,574
Silicon Laboratories, Inc. (a)	200	7,384
Spansion LLC Cl. A (a) (b)	100	1,398
Texas Instruments, Inc.	19,300	574,754
Thomas & Betts Corp. (a)	1,900	89,927
Trimble Navigation Ltd. (a)	400	19,212
Vishay Intertechnology, Inc. (a) (b)	9,100	127,673
Wesco International, Inc. (a)	2,300	133,975
		4,030,734

Energy — 4.8%
BJ Services Co.	2,500	90,675
Cnx Gas Corp. (a)	100	2,706
Diamond Offshore Drilling, Inc.	400	31,572
El Paso Corp. (b)	10,700	171,200
ENSCO International, Inc.	1,200	55,464
EOG Resources, Inc.	800	59,320
Equitable Resources, Inc.	100	3,601
Exxon Mobil Corp.	6,600	447,084
Frontier Oil Corp.	1,200	42,300
Global Industries Ltd. (a)	7,300	121,764
Halliburton Co.	7,300	243,528
Helix Energy Solutions Group, Inc. (a)	500	19,495
Helmerich & Payne, Inc.	800	22,144
Holly Corp.	400	20,240
Kinder Morgan, Inc.	800	81,600
National Oilwell Varco, Inc. (a)	600	40,224
Oceaneering International, Inc. (a)	2,400	104,928

6

Patterson-UTI Energy, Inc. (b)	1,300	36,816
Plains Exploration & Production Co. (a)	500	21,980
Questar Corp.	100	8,860
Range Resources Corp.	550	15,460
Rowan Companies, Inc.	700	23,709
St. Mary Land & Exploration Co.	500	21,500
Sunoco, Inc.	500	34,770
Superior Energy Services, Inc. (a)	600	20,550
TETRA Technologies, Inc. (a)	500	14,305
Tidewater, Inc.	2,400	114,504
Todco	2,700	102,897
Unit Corp. (a)	300	17,592
W&T Offshore, Inc.	3,700	126,022
XTO Energy, Inc.	1,600	75,184
		2,191,994

Entertainment & Leisure — 1.8%
GTECH Holdings Corp.	100	3,369
Harrah’s Entertainment, Inc.	100	6,011
News Corp., Inc. Cl. A	14,000	269,360
Regal Entertainment Group Cl. A (b)	300	5,898
The Walt Disney Co.	12,550	372,609
Warner Music Group Corp.	6,300	153,405
		810,652

Financial Services — 4.2%
Affiliated Managers Group, Inc. (a) (b)	100	9,155
American Express Co.	6,600	343,596
AmeriCredit Corp. (a)	3,900	95,901
BlackRock, Inc. Cl. A (b)	100	12,916
CapitalSource, Inc. (b)	4,300	101,437
Chicago Mercantile Exchange Holdings, Inc. (b)	100	46,120
Developers Diversified Realty Corp. REIT (b)	200	10,556
E*TRADE Financial Corp. (a)	2,400	55,944
East West Bancorp, Inc.	300	12,105
Federal Realty Investment Trust REIT	100	7,255
Fidelity National Information Services, Inc.	200	7,148
Franklin Resources, Inc.	1,100	100,595
The Goldman Sachs Group, Inc.	2,900	442,975
IndyMac Bancorp, Inc. (b)	2,500	105,625
Investment Technology Group, Inc. (a)	200	10,072
Janus Capital Group, Inc.	600	9,714
Kilroy Realty Corp.	1,200	88,668
Lehman Brothers Holdings, Inc.	1,000	64,950
The Macerich Co. REIT (b)	200	14,550
Merrill Lynch & Co., Inc.	2,400	174,768
Morgan Stanley (b)	1,700	113,050
Nuveen Investments, Inc. Cl. A (b)	400	18,996
Shurgard Storage Centers, Inc. CL. A	200	13,180
SL Green Realty Corp.	200	22,860
Taubman Centers, Inc. REIT	100	4,150
United Dominion Realty Trust, Inc. (b)	700	19,495
Ventas, Inc.	300	10,719
Weingarten Realty Investors REIT	200	7,992
		1,924,492

7

Food Retailers — 0.5%
Starbucks Corp. (a)	6,800	232,968

Foods — 0.6%
Campbell Soup Co.	1,900	69,692
General Mills, Inc.	900	46,710
Heinz (H. J.) Co.	1,700	71,349
The Hershey Co.	100	5,497
Kellogg Co.	200	9,634
The Kroger Co.	900	20,637
McCormick & Co., Inc.	800	28,048
Sara Lee Corp.	200	3,380
Sysco Corp.	700	19,320
Wrigley (Wm.) Jr. Co. (b)	125	5,733
		280,000

Forest Products & Paper — 0.1%
Packaging Corp. of America	2,000	45,860

Healthcare — 2.9%
Caremark Rx, Inc.	3,200	168,960
Community Health Systems, Inc. (a)	400	14,504
Coventry Health Care, Inc. (a)	1,225	64,558
DaVita, Inc. (a)	100	5,002
Express Scripts, Inc. (a)	1,700	130,951
HCA, Inc.	1,900	93,404
Health Net, Inc. (a)	2,000	83,940
Humana, Inc. (a)	2,200	123,046
IDEXX Laboratories, Inc. (a)	200	17,700
Laboratory Corp. of America Holdings (a) (b)	2,600	167,492
LifePoint Hospitals, Inc. (a)	100	3,369
Lincare Holdings, Inc. (a)	700	24,367
Manor Care, Inc. (b)	1,100	55,055
Pediatrix Medical Group, Inc. (a)	300	12,720
Sierra Health Services, Inc. (a)	400	17,272
UnitedHealth Group, Inc.	6,530	312,330
VCA Antech, Inc. (a)	600	20,982
		1,315,652

Heavy Machinery — 0.6%
Cameron International Corp. (a)	900	45,369
Donaldson Co., Inc.	100	3,289
JLG Industries, Inc.	700	12,670
The Manitowoc Co., Inc.	2,300	90,298
The Toro Co.	2,500	103,525
		255,151

Home Construction, Furnishings & Appliances — 0.3%
Harman International Industries, Inc.	700	56,140
Hillenbrand Industries, Inc. (b)	200	9,932
HNI Corp. (b)	300	12,183

8

Leggett & Platt, Inc.	900	20,538
Lennar Corp. Cl. A	500	22,365
The Ryland Group, Inc. (b)	300	12,255
Steelcase, Inc.	300	4,407
Walter Industries, Inc.	200	8,952
		146,772

Household Products — 0.7%
The Black & Decker Corp.	700	49,357
Fortune Brands, Inc.	500	36,260
Jarden Corp. (a) (b)	200	5,798
Newell Rubbermaid, Inc.	1,900	50,084
The Sherwin-Williams Co.	2,600	131,560
Snap-on, Inc.	100	4,201
The Stanley Works	900	40,833
		318,093

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	500	31,045

Industrial - Diversified — 2.1%
3M Co.	5,100	359,040
Carlisle Cos., Inc.	200	15,978
Danaher Corp.	2,800	182,560
Harsco Corp.	200	16,122
Illinois Tool Works, Inc.	5,900	269,807
ITT Industries, Inc.	900	45,495
Textron, Inc.	800	71,928
		960,930

Information Retrieval Services — 0.7%
ChoicePoint, Inc. (a)	100	3,416
Google, Inc. Cl. A (a)	800	309,280
Yahoo!, Inc. (a) (b)	100	2,714
		315,410

Insurance — 3.0%
Aetna, Inc.	3,900	122,811
AFLAC, Inc.	2,900	128,006
Ambac Financial Group, Inc.	1,400	116,354
American International Group, Inc.	1,800	109,206
W.R. Berkley Corp.	2,550	91,800
Brown & Brown, Inc. (b)	200	6,278
CNA Financial Corp. (a)	1,700	57,715
Gallagher (Arthur J.) & Co. (b)	100	2,717
The Hanover Insurance Group, Inc.	2,400	111,072
HCC Insurance Holdings, Inc.	3,250	99,093
Markel Corp. (a) (b)	100	34,065
Philadelphia Consolidated Holding Corp. (a)	300	10,161
Principal Financial Group, Inc.	2,000	108,000
Progressive Corp.	2,300	55,637
Prudential Financial, Inc.	700	55,048
Transatlantic Holdings, Inc.	900	52,830
WellCare Health Plans, Inc. (a)	300	14,718
WellPoint, Inc. (a)	2,279	169,786
		1,345,297

9

Internet Content — 0.1%
BEA Systems, Inc. (a)	3,000	35,220

Lodging — 0.5%
Choice Hotels International, Inc. (b)	400	17,048
Hilton Hotels Corp.	3,400	81,362
Marriott International, Inc. Cl. A	1,800	63,324
MGM Mirage (a)	100	3,554
Starwood Hotels & Resorts Worldwide, Inc.	1,600	84,128
		249,416

Machinery & Components — 2.7%
AGCO Corp. (a)	4,400	101,024
Baker Hughes, Inc.	2,600	207,870
Caterpillar, Inc.	4,500	318,915
Cummins, Inc.	600	70,200
Dover Corp.	1,300	61,282
FMC Technologies, Inc. (a)	500	31,510
Gardner Denver, Inc. (a)	2,900	100,485
Graco, Inc.	500	19,645
Grant Prideco, Inc. (a)	1,000	45,510
IDEX Corp.	300	13,035
Joy Global, Inc.	750	28,140
Parker Hannifin Corp.	1,100	79,464
Roper Industries, Inc.	1,000	45,200
Smith International, Inc.	900	40,113
Timken Co.	1,900	61,180
		1,223,573

Manufacturing — 1.4%
American Standard Cos., Inc. (b)	1,200	46,356
Applied Materials, Inc.	19,900	313,226
Avery Dennison Corp.	600	35,178
Lam Research Corp. (a) (b)	2,500	103,975
Millipore Corp. (a) (b)	400	25,060
Pentair, Inc.	200	5,744
Terex Corp. (a)	2,100	94,164
		623,703

Medical Supplies — 3.5%
Advanced Medical Optics, Inc. (a)	500	24,625
Agilent Technologies, Inc. (a)	7,900	224,676
Allergan, Inc.	146	15,746
Applera Corp. - Applied Biosystems Group	2,900	93,235
Bard (C.R.), Inc.	800	56,776
Bausch & Lomb, Inc. (b)	1,400	66,220
Baxter International, Inc.	5,200	218,400
Beckman Coulter, Inc.	500	28,625
Becton, Dickinson & Co.	3,500	230,720
Biomet, Inc.	1,900	62,586
Boston Scientific Corp. (a)	67	1,140

10

Dade Behring Holdings, Inc.	700	28,511
Dentsply International, Inc.	1,200	37,560
Edwards Lifesciences Corp. (a)	800	35,392
Fisher Scientific International, Inc. (a)	580	42,984
Henry Schein, Inc. (a)	900	42,669
Medtronic, Inc.	4,600	232,392
Mettler-Toledo International, Inc. (a)	600	36,918
Resmed, Inc. (a)	100	4,641
Respironics, Inc. (a)	500	17,790
Stryker Corp.	200	9,102
Techne Corp. (a)	200	9,938
Tektronix, Inc.	400	10,908
Thermo Electron Corp. (a) (b)	300	11,103
Varian Medical Systems, Inc. (a)	600	27,192
Waters Corp. (a)	900	36,612
Zimmer Holdings, Inc. (a)	100	6,324
		1,612,785

Metals & Mining — 1.0%
Alcoa, Inc.	1,800	53,910
Allegheny Technologies, Inc.	900	57,501
Carpenter Technology	800	78,720
CONSOL Energy, Inc.	800	32,928
Foundation Coal Holdings, Inc.	400	15,256
Freeport-McMoRan Copper & Gold, Inc. Cl. B (b)	1,300	70,928
Newmont Mining Corp.	100	5,123
Precision Castparts Corp.	1,600	95,440
Southern Copper Corp.	400	38,600
Titanium Metals Corp. (a)	200	5,768
		454,174

Oil & Gas — 0.1%
Pride International, Inc. (a)	1,000	29,870

Pharmaceuticals — 10.7%
Abbott Laboratories	14,700	702,219
AmerisourceBergen Corp.	500	21,500
Amgen, Inc. (a)	9,200	641,608
Barr Pharmaceuticals, Inc. (a)	825	41,052
Biogen Idec, Inc. (a)	1,200	50,544
Bristol-Myers Squibb Co. (b)	7,000	167,790
Cardinal Health, Inc.	700	46,900
Cephalon, Inc. (a) (b)	400	26,296
Eli Lilly & Co.	3,600	204,372
Endo Pharmaceuticals Holdings, Inc. (a)	1,100	34,177
Forest Laboratories, Inc. (a)	2,500	115,775
Genentech, Inc. (a)	200	16,164
Gilead Sciences, Inc. (a)	2,100	129,108
Hospira, Inc. (a)	2,000	87,380
ImClone Systems, Inc. (a) (b)	600	19,500
Invitrogen Corp. (a)	100	6,179
Johnson & Johnson	20,600	1,288,530
McKesson Corp.	2,300	115,897
Medco Health Solutions, Inc. (a)	100	5,933

11

Merck & Co., Inc.	11,700	471,159
Mylan Laboratories, Inc.	4,150	91,134
Omnicare, Inc.	200	9,052
Schering-Plough Corp.	11,600	237,104
Sigma-Aldrich Corp.	200	13,900
Wyeth	6,400	310,208
		4,853,481

Prepackaged Software — 6.3%
BMC Software, Inc. (a)	4,200	98,364
Cerner Corp. (a)	500	20,240
Citrix Systems, Inc. (a)	1,400	44,478
DST Systems, Inc. (a) (b)	500	28,155
Emdeon Corp. (a)	3,400	40,902
Fair Isaac Corp.	400	13,512
Intuit, Inc. (a)	4,800	148,176
McAfee, Inc. (a)	1,200	25,860
Microsoft Corp.	69,700	1,674,891
NAVTEQ Corp. (a)	700	19,726
Oracle Corp. (a)	47,400	709,578
Red Hat, Inc. (a) (b)	1,500	35,520
		2,859,402

Real Estate — 0.5%
CB Richard Ellis Group, Inc. Cl. A (a)	2,700	63,531
Forest City Enterprises, Inc. Cl. A	100	4,990
General Growth Properties, Inc. REIT	500	22,820
Jones Lang Lasalle, Inc.	900	73,530
Simon Property Group, Inc. REIT	700	59,871
		224,742

Restaurants — 0.4%
Brinker International, Inc.	700	22,680
Darden Restaurants, Inc. (b)	1,200	40,560
Tim Hortons, Inc. (b)	300	7,482
Yum! Brands, Inc.	2,400	108,000
		178,722

Retail — 6.9%
AutoZone, Inc. (a)	500	43,935
Barnes & Noble, Inc.	100	3,352
Bed Bath & Beyond, Inc. (a)	100	3,348
Best Buy Co., Inc. (b)	2,550	115,617
Costco Wholesale Corp.	300	15,828
Dick’s Sporting Goods, Inc. (a)	200	7,282
Dollar Tree Stores, Inc. (a) (b)	200	5,320
Family Dollar Stores, Inc.	900	20,448
Federated Department Stores, Inc.	300	10,533
The Home Depot, Inc.	20,900	725,439
J.C. Penney Co., Inc.	4,400	277,024
Kohl’s Corp. (a)	2,300	130,249
Lowe’s Companies, Inc.	10,100	286,335
MSC Industrial Direct Co. Cl. A	300	12,369
Nutri/System Inc. (a) (b)	200	10,584

12

Office Depot, Inc. (a)	5,700	205,485
O’Reilly Automotive, Inc. (a)	100	2,835
Staples, Inc.	7,750	167,555
Target Corp.	1,000	45,920
The TJX Cos., Inc.	4,800	116,976
Walgreen Co.	2,700	126,306
Wal-Mart Stores, Inc. (b)	17,900	796,550
		3,129,290

Telephone Utilities — 0.7%
Leap Wireless International, Inc. (a)	100	4,470
Level 3 Communications, Inc. (a) (b)	21,200	82,892
NII Holdings, Inc. Cl. B (a)	100	5,278
Sprint Nextel Corp.	3,308	65,498
Telephone & Data Systems, Inc.	400	16,344
West Corp. (a)	2,800	133,616
		308,098

Tobacco — 1.5%
Altria Group, Inc.	7,900	631,763
UST, Inc.	700	35,385
		667,148

Transportation — 2.6%
Burlington Northern Santa Fe Corp.	2,500	172,275
Con-way, Inc.	300	14,844
CSX Corp.	800	48,544
Expeditors International of Washington, Inc.	1,600	72,752
FedEx Corp.	2,200	230,362
GATX Corp.	2,600	101,894
J.B. Hunt Transport Services, Inc.	500	10,285
Landstar System, Inc.	400	17,076
Norfolk Southern Corp.	1,600	69,472
Robinson (C.H.) Worldwide, Inc.	1,100	50,358
Thor Industries, Inc. (b)	300	12,852
Trinity Industries, Inc.	400	13,368
Union Pacific Corp.	800	68,000
United Parcel Service, Inc. Cl. B	4,400	303,204
		1,185,286

TOTAL EQUITIES (Cost $47,202,696)		47,111,646

		Principal
		Amount
SHORT-TERM INVESTMENTS — 8.8%
Cash Equivalents — 8.7% (d)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	36,280	36,280
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	108,839	108,839
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	36,280	36,280

13

American Beacon Funds Money Market Fund (c)		28,719	28,719
Bank of America
5.270%	09/12/2006	72,559	72,559
Bank of America
5.310%	03/08/2007	72,559	72,559
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	72,559	72,559
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	72,559	72,559
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	145,119	145,119
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	108,839	108,839
BGI Institional Money Market Fund
5.224%	08/01/2006	124,819	124,819
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	203,167	203,167
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	130,607	130,607
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	72,559	72,559
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	166,887	166,887
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	140,765	140,765
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	116,095	116,095
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	94,327	94,327
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	57,755	57,755
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	145,119	145,119
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	58,048	58,048
Freddie Mac Discount Note
5.201%	08/22/2006	32,679	32,679
General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	72,559	72,559
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		27,412	27,412
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	108,839	108,839
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	108,839	108,839
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	285,884	285,884
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	108,839	108,839

14

Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	72,559	72,559
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	145,119	145,119
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	72,559	72,559
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	72,559	72,559
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	273,730	273,730
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	123,351	123,351
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	58,048	58,048
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	108,840	108,840
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	29,025	29,025
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	72,560	72,560
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	108,840	108,840
			3,946,701

Repurchase Agreement — 0.1%
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006 (e)		49,783	49,783

TOTAL SHORT-TERM INVESTMENTS (Cost $3,996,484)			3,996,484

TOTAL INVESTMENTS — 112.4% (Cost $51,199,180) (f)			$51,108,130

Other Assets/(Liabilities) — (12.4%)			(5,648,881)

NET ASSETS — 100.0%			$45,459,249

Notes to Portfolio of Investments
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $49,788. Collateralized by a U.S Government Agency obligation with a rate of 4.603%, maturity date of 11/01/2034, and an aggregate market value, including accrued interest, of $52,273.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Discovery Value Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.5%
COMMON STOCK
Aerospace & Defense — 1.6%
Alliant Techsystems, Inc. (a) (b)	2,100	168,294

Apparel, Textiles & Shoes — 4.6%
Abercrombie & Fitch Co. Cl. A	2,700	142,992
American Eagle Outfitters, Inc. (b)	5,400	177,444
VF Corp.	2,400	162,768
		483,204

Automotive & Parts — 1.1%
BorgWarner, Inc.	1,900	114,000

Banking, Savings & Loans — 3.3%
BOK Financial Corp.	3,800	195,434
The Colonial BancGroup, Inc.	5,900	149,860
		345,294

Broadcasting, Publishing & Printing — 1.8%
RH Donnelley Corp.	3,700	193,177

Building Materials & Construction — 0.9%
Masco Corp.	3,800	101,574

Chemicals — 6.1%
Air Products & Chemicals, Inc.	2,000	127,860
FMC Corp.	1,800	111,042
Hercules, Inc. (a)	14,215	197,588
Nalco Holding Co. (a)	4,700	79,195
Rockwood Holdings, Inc. (a)	5,800	134,212
		649,897

Commercial Services — 2.6%
FTI Consulting, Inc. (a)	2,367	62,134
URS Corp. (a)	5,400	213,840
		275,974

Communications — 3.0%
Citizens Communications Co.	8,300	106,489
Harris Corp.	4,700	214,085
		320,574

Containers — 1.7%
Owens-Illinois, Inc. (a)	11,900	180,047

Cosmetics & Personal Care — 2.2%
Alberto-Culver Co.	4,700	229,078

Data Processing & Preparation — 1.6%
Kronos, Inc. (a)	2,700	98,634
NCR Corp. (a)	2,150	69,101
		167,735

1

Electric Utilities — 4.6%
Energy East Corp.	6,900	167,877
NorthWestern Corp.	10,700	318,650
		486,527

Electrical Equipment & Electronics — 1.7%
Amphenol Corp. Cl. A	3,200	179,456

Energy — 6.7%
Ashland, Inc.	2,100	139,671
BJ Services Co.	2,600	94,302
DynCorp International, Inc. (a)	7,600	68,476
Forest Oil Corp. (a) (b)	2,200	73,722
Nabors Industries Ltd. (a) (b)	3,200	113,024
National Oilwell Varco, Inc. (a)	2,208	148,024
Patterson-UTI Energy, Inc. (b)	2,500	70,800
		708,019

Financial Services — 12.5%
American Capital Strategies, Ltd. (b)	6,950	243,250
American Financial Realty Trust	6,750	78,165
CapitalSource, Inc. (b)	6,100	143,899
CIT Group, Inc.	2,600	131,303
KKR Financial Corp. REIT	16,400	379,824
Newcastle Investment Corp. REIT	7,500	192,675
Nuveen Investments, Inc. Cl. A	3,200	151,968
		1,321,084

Healthcare — 1.3%
DaVita, Inc. (a)	2,850	142,557

Home Construction, Furnishings & Appliances — 1.2%
D.R. Horton, Inc.	2,850	61,075
Mohawk Industries, Inc. (a)	900	62,118
		123,193

Industrial - Distribution — 1.4%
Grainger (W.W.), Inc.	2,400	149,016

Industrial - Diversified — 4.0%
Carlisle Cos., Inc.	3,400	271,626
Harsco Corp.	1,900	153,159
		424,785

Insurance — 5.9%
Assurant, Inc. (b)	2,300	110,791
Conseco, Inc. (a) (b)	5,950	135,660
Platinum Underwriters Holdings Ltd.	7,000	198,030
Reinsurance Group of America, Inc.	3,700	183,409
		627,890

2

Lodging — 5.2%
Hilton Hotels Corp.	12,700	303,911
Host Hotels & Resorts, Inc.	11,600	246,152
		550,063

Machinery & Components — 2.5%
Dover Corp.	3,100	146,134
Grant Prideco, Inc. (a)	2,600	118,326
		264,460

Manufacturing — 1.1%
American Standard Cos., Inc. (b)	2,500	116,354

Medical Supplies — 2.2%
Beckman Coulter, Inc.	4,000	229,000

Metals & Mining — 0.5%
International Coal Group, Inc. (a) (b)	7,300	49,056

Pharmaceuticals — 2.9%
Endo Pharmaceuticals Holdings, Inc. (a)	5,900	183,313
Omnicare, Inc.	2,800	126,728
		310,041

Real Estate — 0.5%
WCI Communities, Inc. (a) (b)	3,700	58,127

Retail — 3.1%
Foot Locker, Inc.	3,100	65,208
Men’s Wearhouse, Inc.	8,400	261,324
		326,532

Telephone Utilities — 1.5%
Windstream Corp.	12,900	161,637

Transportation — 6.2%
Alexander & Baldwin, Inc.	3,400	136,340
Con-way, Inc.	2,400	118,752
J.B. Hunt Transport Services, Inc.	7,400	152,218
Royal Caribbean Cruises Ltd.	4,000	135,600
Swift Transportation Co., Inc. (a)	4,450	119,038
		661,948

TOTAL EQUITIES
(Cost $10,045,776)		10,118,593

3

		Principal
		Amount
SHORT-TERM INVESTMENTS — 18.9%
Cash Equivalents — 14.0% (d)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	13,597	13,597
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	40,792	40,792
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	13,597	13,597
American Beacon Funds Money Market Fund (c)		10,764	10,764
Bank of America
5.270%	09/12/2006	27,195	27,195
Bank of America
5.310%	03/08/2007	27,195	27,195
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	27,195	27,195
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	27,195	27,195
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	54,390	54,390
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	40,792	40,792
BGI Institional Money Market Fund
5.224%	08/01/2006	46,781	46,781
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	76,146	76,146
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	48,951	48,951
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	27,195	27,195
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	62,548	62,548
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	52,758	52,758
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	43,512	43,512
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	35,353	35,353
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	21,646	21,646
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	54,390	54,390
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	21,756	21,756
Freddie Mac Discount Note
5.201%	08/22/2006	12,248	12,248
General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	27,195	27,195
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		10,274	10,274
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	40,792	40,792
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	40,792	40,792
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	107,148	107,148

4

Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	40,792	40,792
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	27,195	27,195
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	54,390	54,390
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	27,195	27,195
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	27,195	27,195
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	102,592	102,592
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	46,231	46,231
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	21,756	21,756
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	40,792	40,792
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	10,878	10,878
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	27,195	27,195
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	40,792	40,792
			1,479,200

Repurchase Agreement — 4.9%
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006 (e)		518,632	518,632

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,997,832)			1,997,832

TOTAL INVESTMENTS — 114.4%
(Cost $12,043,608) (f)			$12,116,425

Other Assets/(Liabilities) — (14.4%)			(1,527,350)

NET ASSETS — 100.0%			$10,589,075

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

5

(c)          Amount represents shares owned of the fund.

(d)         Represents investments of security lending collateral. (Note 2).

(e)          Maturity value of $518,684. Collateralized by a U.S. Government Agency obligation with a rate of 8.125%, maturity date of 08/25/2024, and an aggregate market value, including accrued interest of $544,564.

(f)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Premier Small Capitalization Value Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.6%
COMMON STOCK
Apparel, Textiles & Shoes — 4.1%
Dixie Group, Inc. (a)	124,090	1,454,335
Interface, Inc. Cl. A (a)	146,846	1,801,800
Talbots, Inc.	60,600	1,250,178
		4,506,313

Automotive & Parts — 1.0%
Rush Enterprises, Inc. Cl. A (a)	60,800	1,118,720

Banking, Savings & Loans — 13.9%
Center Financial Corp.	61,550	1,533,826
Community Bancorp/NV (a)	21,390	720,415
First Midwest Bancorp, Inc.	11,100	396,270
Harrington West Financial Group, Inc.	17,136	276,746
Pacific Capital Bancorp	39,126	1,152,652
Preferred Bank/Los Angeles, CA	18,860	1,080,867
PrivateBancorp, Inc. (b)	34,785	1,635,243
Santander BanCorp	51,180	1,153,085
Smithtown Bancorp, Inc. (b)	6,184	164,742
Sterling Financial Corp.	46,664	1,491,848
Sun Bancorp, Inc., NJ (a)	43,442	779,349
UCBH Holdings, Inc.	68,880	1,148,918
Valley Bancorp (a)	41,705	1,905,919
Virginia Commerce Bancorp (a) (b)	85,315	2,000,637
		15,440,517

Broadcasting, Publishing & Printing — 1.2%
RH Donnelley Corp.	25,174	1,314,335

Building Materials & Construction — 1.4%
US Concrete, Inc. (a)	178,613	1,555,719

Chemicals — 1.4%
PolyOne Corp. (a)	189,844	1,585,197

Commercial Services — 7.2%
Asset Acceptance Capital Corp. (a)	76,102	1,383,534
H&E Equipment Services, Inc. (a)	47,000	1,244,560
Hudson Highland Group, Inc. (a) (b)	143,100	1,416,690
ITT Educational Services, Inc. (a)	28,469	1,919,380
Source Interlink Co., Inc. (a) (b)	110,330	1,268,795
Universal Technical Institute, Inc. (a)	39,661	798,376
		8,031,335

Communications — 3.7%
Comtech Telecommunications (a)	39,423	1,094,382
EFJ, Inc. (a) (b)	194,100	1,267,473
Premiere Global Services, Inc. (a)	169,200	1,240,236
Tollgrade Communications, Inc. (a)	58,963	547,177
		4,149,268

1

Computer Integrated Systems Design — 2.9%
Mentor Graphics Corp. (a)	126,075	1,737,314
Radiant Systems, Inc. (a)	137,700	1,510,569
		3,247,883

Computer Programming Services — 3.1%
Covansys Corp. (a)	121,370	1,799,917
Stellent, Inc.	178,156	1,674,666
		3,474,583

Computers & Information — 1.0%
Paxar Corp. (a)	60,201	1,108,902

Electrical Equipment & Electronics — 5.6%
Benchmark Electronics, Inc. (a) (b)	66,142	1,609,235
C&D Technologies, Inc. (b)	146,313	1,038,822
Nu Horizons Electronics Corp. (a)	65,900	786,187
Technitrol, Inc.	56,930	1,410,725
Tyler Technologies, Inc. (a)	115,049	1,382,889
		6,227,858

Energy — 5.6%
Basic Energy Services, Inc. (a)	56,100	1,514,700
Energen Corp.	65,472	2,790,417
Energy Partners, Ltd. (a) (b)	45,000	817,650
Grey Wolf, Inc. (a) (b)	138,770	1,062,978
		6,185,745

Entertainment & Leisure — 1.5%
Steinway Musical Instruments, Inc. (a)	67,555	1,644,289

Financial Services — 8.5%
Ashford Hospitality Trust	45,000	528,750
Bancorp, Inc./Wilmington DE (a)	87,229	2,164,152
Columbia Equity Trust, Inc. REIT	85,900	1,303,103
Greenhill & Co., Inc. (b)	19,378	1,123,149
Piper Jaffray Cos. (a)	29,400	1,504,986
SL Green Realty Corp.	14,919	1,705,242
Thomas Weisel Partners Group, Inc. (a) (b)	70,730	1,063,779
		9,393,161

Foods — 2.9%
Diamond Foods, Inc.	68,000	1,044,480
Nash Finch Co. (b)	23,400	523,458
United Natural Foods, Inc. (a) (b)	55,707	1,679,009
		3,246,947

Heavy Machinery — 2.1%
The Manitowoc Co., Inc.	59,400	2,332,044

Home Construction, Furnishings & Appliances — 2.6%
Movado Group, Inc.	126,835	2,857,593

2

Industrial - Diversified — 5.4%
Carlisle Cos., Inc.	35,450	2,832,101
Harsco Corp.	38,728	3,121,864
		5,953,965

Insurance — 8.0%
American Safety Insurance Holdings, Ltd. (a)	88,563	1,501,143
Delphi Financial Group, Inc. Cl. A	59,268	2,257,518
EMC Insurance Group, Inc. (b)	77,809	2,273,579
ProAssurance Corp. (a)	35,738	1,776,536
United Fire & Casualty Co.	36,504	1,090,009
		8,898,785

Medical Supplies — 1.2%
FEI Co. (a) (b)	62,381	1,358,658

Metals & Mining — 2.1%
Massey Energy Co. (b)	36,273	969,215
Watts Water Technologies, Inc. Cl. A	45,491	1,325,153
		2,294,368

Pharmaceuticals — 2.3%
Inverness Medical Innovations, Inc. (a) (b)	59,241	1,761,827
Prestige Brands Holdings, Inc. (a)	87,700	770,006
		2,531,833

Prepackaged Software — 1.1%
Aspen Technology, Inc. (a) (b)	105,287	1,272,920

Real Estate — 0.9%
WCI Communities, Inc. (a) (b)	59,912	941,218

Retail — 2.8%
Big 5 Sporting Goods Corp.	24,700	479,921
Caribou Coffee Co., Inc. (a) (b)	89,500	546,845
Central Garden & Pet Co. (a)	51,393	2,032,079
		3,058,845

Transportation — 3.1%
Marten Transport Ltd. (a)	96,787	1,502,134
Wabtec Corp.	73,302	1,946,901
		3,449,035

TOTAL EQUITIES
(Cost $86,502,839)		107,180,036

Principal
Amount
SHORT-TERM INVESTMENTS — 22.4%
Cash Equivalents — 20.0% (d)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	203,477	203,477

3

Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	610,429	610,429
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	203,477	203,477
American Beacon Funds Money Market Fund (c)		161,070	161,070
Bank of America
5.270%	09/12/2006	406,954	406,954
Bank of America
5.310%	03/08/2007	406,954	406,954
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	406,954	406,954
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	406,954	406,954
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	813,907	813,907
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	610,430	610,430
BGI Institional Money Market Fund
5.224%	08/01/2006	700,052	700,052
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	1,139,470	1,139,470
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	732,516	732,516
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	406,954	406,954
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	935,993	935,993
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	789,490	789,490
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	651,126	651,126
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	529,040	529,040
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	323,922	323,922
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	813,907	813,907
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	325,563	325,563
Freddie Mac Discount Note
5.201%	08/22/2006	183,279	183,279
General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	406,954	406,954
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		153,739	153,739
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	610,430	610,430
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	610,430	610,430
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	1,603,397	1,603,397

4

Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	610,430	610,430
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	406,954	406,954
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	813,907	813,907
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	406,954	406,954
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	406,954	406,954
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	1,535,227	1,535,227
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	691,821	691,821
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	325,563	325,563
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	610,430	610,430
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	162,781	162,781
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	406,954	406,954
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	610,430	610,430
			22,135,273

Repurchase Agreement — 2.4%
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006 (e)		2,658,411	2,658,411

TOTAL SHORT-TERM INVESTMENTS
(Cost $24,793,684)			24,793,684

TOTAL INVESTMENTS — 119.0%
(Cost $111,296,523) (f)			$131,973,720

Other Assets/(Liabilities) — (19.0%)			(21,067,880)

NET ASSETS — 100.0%			$110,905,840

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)          Non-income producing security.

5

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          Amount represents shares owned of the fund.

(d)         Represents investments of security lending collateral. (Note 2).

(e)          Maturity value of $2,658,677.  Collateralized by a U.S. Government Agency obligation with a rate of 8.875%, maturity date of 10/25/2016 and an aggregate market value, including accrued interest, of $2,791,331.

(f)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Premier Small Company Opportunities Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.9%
COMMON STOCK
Advertising — 0.2%
24/7 Real Media, Inc. (a)	21,780	172,716
Catalina Marketing Corp. (b)	30,756	894,077
		1,066,793

Aerospace & Defense — 1.1%
Alliant Techsystems, Inc. (a) (b)	10,000	801,400
Armor Holdings, Inc. (a)	21,269	1,098,757
BE Aerospace, Inc. (a)	6,975	172,631
HEICO Corp. (b)	40,277	1,242,545
Kaman Corp.	6,118	112,265
LMI Aerospace, Inc. (a)	4,834	110,409
Orbital Sciences Corp. (a)	101,561	1,818,958
Sequa Corp. Cl. A (a)	6,752	547,317
Triumph Group, Inc. (a)	25,833	1,239,726
		7,144,008

Agribusiness — 0.2%
Delta & Pine Land Co.	35,227	1,205,116

Air Transportation — 1.1%
Air Methods Corp. (a)	15,285	294,236
Alaska Air Group, Inc. (a)	20,300	753,739
AMR Corp. (a) (b)	53,627	1,179,794
Chc Helicopter Corp. Cl. A	9,800	216,945
Continental Airlines, Inc. Cl. B (a) (b)	89,265	2,351,240
ExpressJet Holdings, Inc. (a)	29,695	203,114
Forward Air Corp.	17,974	576,786
Mesa Air Group, Inc. (a)	57,655	487,761
Republic Airways Holdings, Inc. (a)	18,495	307,387
US Airways Group, Inc. (a)	17,333	791,945
		7,162,947

Apparel, Textiles & Shoes — 5.7%
Albany International Corp. Cl. A	50,012	1,796,931
American Eagle Outfitters, Inc. (b)	27,361	899,082
AnnTaylor Stores Corp. (a)	22,845	938,016
Brown Shoe Co., Inc.	53,398	1,729,027
The Buckle, Inc.	23,469	931,719
Cache, Inc. (a)	14,418	259,668
Casual Male Retail Group, Inc. (a) (b)	42,176	470,262
Cato Corp. Cl. A	50,951	1,239,128
Charlotte Russe Holding, Inc. (a)	24,481	640,913
Charming Shoppes, Inc. (a)	170,213	1,754,896
Childrens Place (a) (b)	16,399	915,392
Christopher & Banks Corp.	59,500	1,677,305
Claire’s Stores, Inc.	1,400	35,042
Columbia Sportswear Co. (a)	17,684	879,248
Deckers Outdoor Corp. (a) (b)	12,500	533,000
Dress Barn, Inc. (a)	80,290	1,732,658

1

DSW, Inc. Cl. A (a) (b)	12,800	439,424
The Finish Line, Inc. Cl. A	32,453	399,172
Guess ?, Inc. (a)	42,166	1,796,272
The Gymboree Corp. (a)	67,234	2,253,684
Interface, Inc. Cl. A (a)	43,892	538,555
Jones Apparel Group, Inc.	19,109	565,626
Kellwood Co.	47,208	1,248,652
Liz Claiborne, Inc.	28,817	1,018,681
Payless ShoeSource, Inc. (a)	95,155	2,462,611
Phillips-Van Heusen Corp. (b)	42,177	1,498,549
Ross Stores, Inc.	20,392	507,557
Shoe Carnival, Inc. (a)	19,821	435,864
Skechers U.S.A., Inc. Cl. A (a)	61,484	1,340,966
Steven Madden Ltd.	34,690	1,160,727
Syms Corp. (a)	3,400	63,002
Talbots, Inc.	31,170	643,037
Tween Brands, Inc. (a)	55,189	2,054,135
Wet Seal, Inc. Cl. A (a)	89,968	416,552
Wolverine World Wide, Inc.	84,704	2,154,870
		37,430,223

Automotive & Parts — 2.4%
A.O. Smith Corp.	32,743	1,403,365
Aftermarket Technology Corp. (a)	24,436	534,171
ArvinMeritor, Inc. (b)	117,505	1,934,132
Asbury Automotive Group, Inc.	17,354	348,295
Autoliv, Inc.	16,300	915,571
AutoNation, Inc. (a)	14,717	289,925
BorgWarner, Inc.	10,000	600,000
Group 1 Automotive, Inc. (b)	36,656	2,247,746
IMPCO Technologies, Inc. (a)	20,424	206,078
Keystone Automotive Industries, Inc. (a)	1,700	72,505
Lear Corp. (b)	32,287	728,718
Lithia Motors, Inc. Cl. A	10,757	303,132
Miller Industries, Inc. (a)	12,082	222,913
Modine Manufacturing Co.	24,081	567,589
Myers Industries, Inc.	31,165	518,586
Rush Enterprises, Inc. Cl. A (a)	21,635	398,084
Sonic Automotive, Inc.	39,100	899,300
Tenneco, Inc. (a)	89,348	2,075,554
TRW Automotive Holdings Corp. (a)	13,015	337,088
United Auto Group, Inc.	73,318	1,568,272
		16,171,024

Banking, Savings & Loans — 4.2%
Advance America Cash Advance Centers, Inc.	13,798	183,789
Advanta Corp. Cl. B	35,695	1,286,091
Asta Funding, Inc. (b)	18,086	603,892
Astoria Financial Corp.	32,691	972,557
BancorpSouth, Inc.	29,454	805,567
Bank Mutual Corp.	31,934	393,427
Bankunited Financial Corp. Cl. A	58,200	1,722,138
Banner Corp.	1,700	66,283
BOK Financial Corp.	600	30,858

2

Capital Corp. of the West	1,000	31,500
Central Pacific Financial Corp.	476	16,660
Citizens First Bancorp, Inc.	3,300	80,124
City Holding Co.	12,675	491,156
Columbia Banking Systems, Inc.	14,796	462,079
Commerce Bancshares, Inc.	200	10,176
Community Trust Bancorp, Inc.	7,600	279,680
Corus Bankshares, Inc. (b)	44,229	1,021,248
Dollar Financial Corp. (a)	16,951	340,376
Downey Financial Corp.	2,700	179,145
Federal Agricultural Mortgage Corp. Cl. C	12,482	334,892
Financial Federal Corp.	6,100	163,907
First Citizens BancShares, Inc. Cl. A	2,200	455,752
First Financial Holdings, Inc.	3,700	120,065
First Indiana Corp.	4,400	110,308
First Niagara Financial Group, Inc.	12,264	179,422
First Republic Bank	7,498	318,890
First South Bancorp, Inc. (b)	3,500	112,840
FirstFed Financial Corp. (a) (b)	19,993	1,128,605
Greater Bay Bancorp	47,207	1,352,008
Greene County Bancshares, Inc.	3,100	106,423
Hancock Holding Co.	13,705	707,178
Hanmi Financial Corp.	15,600	297,024
Horizon Financial Corp.	5,800	167,446
Independent Bank Corp.	13,704	350,959
Intervest Bancshares Corp. (a)	3,700	164,095
ITLA Capital Corp.	4,300	213,753
KNBT Bancorp, Inc.	4,775	75,970
MAF Bancorp, Inc.	29,700	1,217,700
Nara Bancorp, Inc.	5,094	93,781
National Penn Bancshares, Inc. (b)	9,462	193,025
NBT Bancorp, Inc.	900	21,312
Net 1 UEPS Technologies, Inc. (a)	12,970	291,436
New York Community Bancorp, Inc.	12,800	209,024
Pacific Capital Bancorp	49,091	1,446,221
PFF Bancorp, Inc.	23,295	874,727
Pinnacle Financial Partners, Inc. (a)	800	26,912
Preferred Bank/Los Angeles, CA	3,500	200,585
PrivateBancorp, Inc.	3,400	159,834
Provident Bankshares Corp.	23,201	853,101
Provident Financial Services, Inc.	47,366	854,483
Southwest Bancorp Inc.	4,600	121,486
Sterling Bancshares, Inc.	7,800	152,802
Sterling Financial Corp.	33,446	1,069,269
SVB Financial Group (a)	15,525	695,830
TCF Financial Corp.	39,063	1,051,185
TierOne Corp.	16,630	565,753
United Bankshares, Inc.	1,100	39,193
Virginia Commerce Bancorp (a) (b)	4,071	95,465
Washington Federal, Inc.	2,600	58,162
Webster Financial Corp.	16,731	789,034
WesBanco, Inc.	8,300	245,265
Wilmington Trust Corp.	6,000	261,300
World Acceptance Corp. (a)	10,900	452,350

3

WSFS Financial Corp.	6,284	386,592
		27,762,110

Beverages — 0.2%
Boston Beer Co., Inc. Cl. A (a)	7,136	210,155
Hansen Natural Corp. (a) (b)	13,200	607,068
Jones Soda Co. (a) (b)	12,375	114,964
MGP Ingredients, Inc. (b)	7,589	174,775
National Beverage Corp. (b)	19,174	315,604
		1,422,566

Broadcasting, Publishing & Printing — 1.2%
American Greetings Corp. Cl. A	70,928	1,598,008
Banta Corp.	35,070	1,239,023
Cox Radio, Inc. Cl. A (a)	58,851	862,167
Cumulus Media, Inc. Cl. A (a) (b)	34,591	328,614
Entravision Communications Corp. Cl. A (a)	32,703	254,429
John Wiley & Sons, Inc. Cl. A	5,434	179,757
Knology, Inc. (a)	13,794	139,871
Lin TV Corp. Cl. A (a)	240,258	1,580,898
LodgeNet Entertainment Corp. (a)	8,645	161,402
Meredith Corp.	2,500	118,075
Reader’s Digest Association	86,750	1,185,005
Sinclair Broadcast Group, Inc. Cl. A	66,002	555,737
		8,202,986

Building Materials & Construction — 1.8%
Amcol International Corp.	1,902	44,069
Andersons Inc. (The)	11,348	424,188
Chemed Corp.	35,900	1,320,402
Comfort Systems USA, Inc.	40,788	561,651
Digi International, Inc. (a)	15,170	189,777
Eagle Materials, Inc. (b)	25,269	908,673
Emcor Group, Inc. (a)	45,558	2,347,148
Granite Construction, Inc.	44,436	1,932,522
Interline Brands, Inc. (a)	20,336	443,325
Lennox International, Inc.	33,022	753,232
Louisiana-Pacific Corp. (b)	40,069	801,380
Texas Industries, Inc.	4,337	214,161
US Concrete, Inc. (a)	25,885	225,458
USG Corp. (a) (b)	39,884	1,849,022
Willbros Group, Inc. (a) (b)	1,500	25,650
		12,040,658

Chemicals — 3.3%
AEP Industries, Inc. (a)	2,694	120,314
Airgas, Inc.	12,777	463,166
Arch Chemicals, Inc.	23,578	835,604
Compass Minerals International, Inc.	14,387	384,277
Cytec Industries, Inc.	13,208	705,439
Eastman Chemical Co.	9,300	461,559
FMC Corp.	12,169	750,706
Georgia Gulf Corp.	14,000	356,440
W.R. Grace & Co. (a) (b)	115,553	1,058,465

4

H.B. Fuller Co.	48,300	1,931,034
Hercules, Inc. (a)	110,200	1,531,780
MacDermid, Inc.	3,499	94,578
NewMarket Corp.	29,909	1,488,870
OM Group, Inc. (a)	52,550	1,845,556
Pioneer Cos., Inc. (a)	16,127	423,495
PolyOne Corp. (a)	198,928	1,661,049
PW Eagle, Inc. (b)	15,168	440,630
Schulman (A.), Inc.	39,472	863,647
Spartech Corp.	52,808	1,218,809
TETRA Technologies, Inc. (a)	60,116	963,659
Tronox Inc. Cl. A	25,859	338,236
UAP Holding Corp.	77,805	1,532,758
Usec, Inc.	75,445	794,436
The Valspar Corp.	34,890	859,341
Westlake Chemical Corp.	16,163	442,866
		21,566,714

Commercial Services — 8.9%
Administaff, Inc.	48,629	1,537,163
Allied Waste Industries, Inc. (a)	26,310	267,310
Ambassadors Group, Inc.	18,921	529,788
Amerco (a)	7,390	651,798
American Ecology Corp.	19,765	429,493
American Railcar Industries, Inc. (b)	14,505	401,063
Bowne & Co., Inc.	3,300	45,771
CBIZ, Inc. (a)	42,288	312,085
CDI Corp.	300	5,865
Central Parking Corp.	21,439	329,732
Cenveo, Inc. (a)	57,408	1,098,215
Clean Harbors, Inc. (a)	10,417	384,283
Coinmach Service Corp. Cl. A	2,200	21,912
Computer Programs & Systems, Inc.	9,428	347,799
Consolidated Graphics, Inc. (a)	13,978	687,578
Convergys Corp. (a)	60,493	1,154,206
Corinthian Colleges, Inc. (a)	55,958	750,956
Cornell Cos., Inc. (a)	3,100	51,119
The Corporate Executive Board Co.	4,228	397,432
Corrections Corp. of America (a)	11,408	622,877
Ctrip.com International Ltd. ADR (China) (b)	2,700	136,660
DeVry, Inc. (a)	63,500	1,339,850
Diversa Corp. (a)	25,101	234,945
Dollar Thrifty Automotive Group, Inc. (a)	20,960	938,170
Ennis, Inc.	22,188	430,447
Exponent, Inc. (a)	16,863	265,761
Forrester Research, Inc. (a)	22,346	596,638
FTD Group, Inc. (a)	10,742	155,974
G&K Services, Inc. Cl. A	183,532	6,190,534
GenTek, Inc. (a)	4,508	134,113
Global Payments, Inc.	10,200	433,908
Healthcare Services Group, Inc.	19,492	421,222
Heidrick & Struggles International, Inc. (a)	16,809	543,267
ICT Group, Inc. (a)	7,412	184,559
Ikon Office Solutions, Inc.	141,811	1,958,410

5

Infrasource Services, Inc. (a)	35,466	658,958
INVESTools, Inc. (a)	25,292	207,394
ITT Educational Services, Inc. (a)	7,685	518,123
Jackson Hewitt Tax Service, Inc.	67,254	2,295,379
John H. Harland Co.	38,600	1,517,366
Kendle International, Inc. (a)	14,150	411,340
Kforce, Inc. (a)	34,614	431,637
Korn/Ferry International (a)	62,276	1,156,465
Labor Ready, Inc. (a)	26,679	435,134
Luminex Corp. (a)	31,540	539,965
Magellan Health Services, Inc. (a)	35,634	1,712,926
Manpower, Inc.	16,780	998,074
Metal Management Inc.	38,353	1,092,293
Mobile Mini, Inc. (a)	5,600	171,472
MoneyGram International, Inc.	26,424	809,896
Monro Muffler, Inc.	5,500	170,555
Move, Inc. (a)	17,059	75,060
MPS Group, Inc. (a)	160,969	2,090,987
Omnicell, Inc. (a)	11,904	194,035
On Assignment, Inc. (a)	38,679	330,705
PeopleSupport, Inc. (a)	3,000	36,090
Per-Se Technologies, Inc. (a)	24,335	580,876
Phase Forward, Inc. (a)	22,618	252,643
PHH Corp. (a)	22,111	552,996
Quanta Services, Inc. (a) (b)	97,030	1,548,599
Regis Corp.	28,182	949,170
Rent-A-Center, Inc. (a)	74,218	1,998,691
Republic Services, Inc.	4,646	186,583
Rewards Network, Inc. (a)	2,100	9,450
Robert Half International, Inc.	3,900	126,204
Ryder System, Inc.	20,851	1,050,890
Service Corp. International	5,600	42,056
Sitel Corp. (a)	37,666	120,908
Sotheby’s (a) (b)	62,397	1,724,029
Spherion Corp. (a)	62,408	474,301
Startek, Inc.	15,103	201,021
Steiner Leisure Ltd. (a)	18,701	751,406
Stewart Enterprises, Inc. Cl. A	72,117	385,826
Strayer Education, Inc.	6,640	719,444
Synagro Technologies, Inc.	8,186	32,498
Team, Inc. (a) (b)	8,900	220,008
TeleTech Holdings, Inc. (a)	49,549	624,317
United Rentals, Inc. (a) (b)	30,883	862,253
Universal Compression Holdings, Inc. (a)	27,199	1,732,576
Vertrue, Inc. (a) (b)	6,800	288,728
Viad Corp.	17,793	577,917
Volt Information Sciences, Inc. (a) (b)	20,790	881,496
Waste Connections, Inc. (a)	34,458	1,288,040
Watson Wyatt Worldwide Inc.	15,593	513,945
World Fuel Services Corp.	2,300	108,836
Wright Express Corp. (a)	9,200	275,540
		58,926,004

6

Communications — 1.0%
Anadigics, Inc. (a) (b)	34,900	192,648
Anixter International, Inc.	6,000	330,780
CalAmp Corp. (a)	26,005	163,571
Carrier Access Corp. (a)	13,381	103,034
Citizens Communications Co.	89,452	1,147,669
CT Communications, Inc.	10,541	263,314
Cubic Corp.	5,200	104,312
Ditech Networks, Inc. (a)	39,400	319,928
InterDigital Communications Corp. (a)	13,500	370,035
Polycom, Inc. (a)	117,796	2,615,071
Sycamore Networks, Inc. (a)	107,986	393,069
Viasat, Inc. (a)	15,803	390,334
		6,393,765

Computer Integrated Systems Design — 1.3%
@Road, Inc. (a)	11,342	49,565
Ansoft Corp. (a)	31,139	647,068
Cadence Design Systems, Inc. (a)	44,217	715,873
Digital Insight Corp. (a)	61,098	1,441,913
Hypercom Corp. (a)	55,829	524,793
Integral Systems, Inc.	5,900	175,938
JDA Software Group, Inc. (a)	29,045	449,326
Mentor Graphics Corp. (a)	57,200	788,216
RadiSys Corp. (a)	23,577	497,239
Reynolds & Reynolds, Inc. Cl. A	34,611	1,224,883
SYKES Enterprises, Inc. (a)	44,357	723,906
Synopsys, Inc. (a)	52,906	947,017
Websense, Inc. (a)	20,995	393,656
		8,579,393

Computer Programming Services — 0.5%
Ceridian Corp. (a)	37,787	907,266
Ciber, Inc. (a)	15,645	101,692
RealNetworks, Inc. (a)	184,077	1,838,929
Stellent, Inc.	12,500	117,500
		2,965,387

Computer Related Services — 0.4%
Checkfree Corp. (a)	12,889	573,560
Checkpoint Systems, Inc. (a)	21,258	350,757
EarthLink, Inc. (a)	188,776	1,361,075
eCollege.com, Inc. (a) (b)	12,499	255,105
		2,540,497

Computers & Information — 1.8%
Black Box Corp.	13,030	535,663
Cirrus Logic, Inc. (a)	65,733	458,159
Cray, Inc. (a)	6,700	92,795
Emulex Corp. (a)	64,820	965,170
Global Imaging Systems, Inc. (a)	22,881	967,409
Komag, Inc. (a) (b)	42,802	1,639,745
Micros Systems, Inc. (a)	27,088	1,083,520
Palm Inc. (a) (b)	41,653	621,046
Redback Networks, Inc. (a)	3,781	58,454

7

ScanSource, Inc. (a)	19,086	567,808
Schawk, Inc.	41,241	682,951
Solectron Corp. (a)	303,295	915,951
Tech Data Corp. (a)	35,971	1,337,402
VA Software Corp. (a) (b)	65,660	260,670
Western Digital Corp. (a)	83,120	1,457,925
		11,644,668

Containers — 0.6%
Bemis Co., Inc.	4,966	152,456
Pactiv Corp. (a)	42,895	1,051,356
Silgan Holdings, Inc.	38,379	1,420,407
Temple-Inland, Inc.	27,475	1,168,787
		3,793,006

Cosmetics & Personal Care — 0.0%
Stepan Co.	4,700	141,000

Data Processing & Preparation — 0.6%
CSG Systems International, Inc. (a) (b)	87,237	2,271,651
FactSet Research Systems, Inc.	7,152	313,973
S1 Corp. (a)	30,099	129,426
The BISYS Group, Inc. (a)	74,038	909,187
		3,624,237

Education — 0.0%
Infocrossing, Inc. (a)	2,100	23,604

Electric Utilities — 1.5%
Allete, Inc.	7,588	352,235
Alliant Energy Corp.	23,522	851,026
Avista Corp.	76,900	1,920,962
Can Hydro Developers Inc. (a)	57,600	268,848
CenterPoint Energy, Inc. (b)	63,127	867,365
Central Vermont Public Service Corp.	1,800	39,510
CH Energy Group, Inc.	14,993	743,503
Cleco Corp.	53,659	1,326,450
El Paso Electric Co. (a)	1,188	26,041
Idacorp, Inc.	31,809	1,185,840
OGE Energy Corp.	20,822	788,113
Pepco Holdings, Inc.	26,174	641,263
UIL Holdings Corp.	21,476	748,009
		9,759,165

Electrical Equipment & Electronics — 6.5%
Acuity Brands, Inc.	61,684	2,697,441
Advanced Energy Industries, Inc. (a)	44,876	580,695
Agere Systems, Inc. (a)	67,910	988,770
Agilysys, Inc.	9,000	141,030
Amkor Technology, Inc. (a) (b)	93,970	580,735
Anaren, Inc. (a)	23,823	425,717
Arrow Electronics, Inc. (a)	27,349	772,883
Atmel Corp. (a)	232,954	1,115,850
AVX Corp.	32,640	494,170

8

Baldor Electric Co.	34,427	1,019,039
Barnes Group, Inc.	57,600	979,776
Bel Fuse, Inc. Cl. A	6,300	170,730
Belden CDT, Inc.	67,759	2,198,780
CTS Corp.	14,813	213,455
Cymer, Inc. (a)	52,748	2,063,502
Daktronics, Inc.	18,634	524,361
EMS Technologies, Inc. (a)	12,252	188,681
Energizer Holdings, Inc. (a)	10,136	644,954
EnerSys (a)	1,700	30,651
Exar Corp. (a)	4,200	54,390
FormFactor, Inc. (a)	17,200	737,364
Franklin Electric Co., Inc.	8,733	415,429
Genlyte Group, Inc. (a)	18,678	1,299,055
Greatbatch, Inc. (a)	5,200	127,452
Hubbell, Inc. Cl. B	18,504	869,688
Intersil Corp. Cl. A	29,299	688,819
Intevac, Inc. (a)	21,057	443,671
Itron, Inc. (a) (b)	7,177	334,018
Kemet Corp. (a)	27,617	231,154
Lamson & Sessions Co. (The) (a) (b)	13,245	371,257
Lattice Semiconductor Corp. (a)	44,900	264,910
Lincoln Electric Holdings, Inc.	11,119	638,008
Littelfuse, Inc. (a)	23,469	792,783
LSI Industries, Inc.	22,227	340,295
LSI Logic Corp. (a) (b)	87,768	719,698
Merix Corp. (a) (b)	14,300	150,293
Micrel, Inc. (a)	116,126	1,240,226
Microtune, Inc. (a)	24,271	141,015
MKS Instruments, Inc. (a)	34,722	717,704
Monolithic Power Systems, Inc. (a)	17,193	162,646
Newport Corp. (a)	36,448	664,447
Nvidia Corp. (a)	7,846	173,632
OmniVision Technologies, Inc. (a) (b)	93,960	1,785,240
ON Semiconductor Corp. (a) (b)	190,831	1,200,327
Oplink Communications, Inc. (a)	24,827	369,922
Park Electrochemical Corp.	28,100	692,103
Plexus Corp. (a)	68,327	1,702,709
PLX Technology, Inc. (a)	2,700	24,759
Rogers Corp. (a)	25,911	1,476,927
Silicon Image, Inc. (a)	1,800	19,044
Sirenza Microdevices, Inc. (a)	21,407	203,152
Staktek Holdings, Inc. (a)	6,400	39,424
Supertex, Inc. (a) (b)	13,381	444,784
Teledyne Technologies, Inc. (a)	24,200	923,472
Thomas & Betts Corp. (a)	10,637	503,449
Transmeta Corp. (a) (b)	64,700	87,345
Trident Microsystems, Inc. (a)	1,900	32,718
Triquint Semiconductor, Inc. (a)	133,128	628,364
TTM Technologies, Inc. (a)	41,206	454,914
Tyler Technologies, Inc. (a)	29,100	349,782
United Industrial Corp.	7,630	343,274
Veeco Intruments, Inc. (a)	49,268	1,097,691
Vicor Corp.	30,301	346,946

9

Vishay Intertechnology, Inc. (a) (b)	42,500	596,275
Wesco International, Inc. (a)	9,959	580,112
Zoran Corp. (a)	86,397	1,386,672
		42,698,579

Electronics — 0.2%
Imation Corp.	34,116	1,389,204

Energy — 7.0%
Atlas Energy Ltd. (a)	143,200	591,999
Atmos Energy Corp.	14,648	421,423
Berry Petroleum Co. Cl. A	5,008	168,469
Birchcliff Energy Ltd. (a)	17,900	95,165
Callon Petroleum Co. (a)	17,738	330,814
Capitol Energy Resources Ltd. (a)	28,700	122,475
Cascade Natural Gas Corp.	3,240	83,981
Celtic Exploration Ltd. (a)	7,100	86,793
Chamaelo Exploration Ltd. (a)	51,800	249,605
Cimarex Energy Co.	31,623	1,291,167
Clear Energy Inc. (a)	46,600	169,861
Comstock Resources, Inc. (a)	72,339	2,128,213
Crew Energy, Inc. (a)	8,500	116,376
Cyries Energy, Inc. (a)	25,000	307,388
Dawson Geophysical Co. (a)	1,500	48,900
Delphi Energy Corp. (a)	60,800	246,486
Duvernay Oil Corp. (a)	5,400	198,419
Edge Petroleum Corp. (a)	20,933	443,570
Ensign Energy Services, Inc.	43,200	953,257
The Exploration Co. of Delaware (a)	27,770	336,017
Find Energy Ltd. (a)	51,400	466,110
Frontier Oil Corp.	37,400	1,318,350
Galleon Energy Inc. Cl. A (a)	43,000	842,950
Grey Wolf, Inc. (a)	253,900	1,944,874
Highpine Oil & Gas Ltd. (a)	8,500	141,465
Holly Corp.	24,439	1,236,613
The Laclede Group, Inc.	16,454	546,766
McDermott International, Inc. (a)	8,010	364,775
Midnight Oil Exploration Ltd. (a)	20,500	72,902
Mission Oil & Gas Inc. (a)	16,700	221,073
New Jersey Resources Corp.	26,700	1,333,131
Nicor, Inc. (b)	31,778	1,392,512
Northwest Natural Gas Co.	5,600	212,632
Oceaneering International, Inc. (a)	25,246	1,103,755
Oneok, Inc.	36,202	1,347,076
Paramount Resources Ltd. Cl. A (a)	49,100	1,588,940
Parker Drilling Co. (a)	102,612	744,963
Penn Virginia Corp.	13,710	935,845
Peoples Energy Corp. (b)	22,175	936,007
Petroquest Energy, Inc. (a)	16,105	188,267
Pogo Producing Co.	33,615	1,488,136
ProEx Energy Ltd. (a)	19,000	259,966
Prospex Resources Ltd. (a)	63,900	232,921
Real Resources, Inc. (a)	8,100	162,029
Resource America Inc. Cl. A	4,800	95,376

10

RPC, Inc. (b)	39,150	900,450
SEACOR Holdings, Inc. (a)	10,100	821,635
Southwest Gas Corp.	8,257	271,903
St. Mary Land & Exploration Co. (b)	33,100	1,423,300
Swift Energy Co. (a) (b)	41,740	2,003,520
Tesoro Corp.	14,696	1,099,261
TETRA Technologies, Inc. (a)	9,398	268,877
Tidewater, Inc.	17,971	857,396
Todco	11,830	450,841
Trican Well Service Ltd.	36,800	787,169
TUSK Energy Corp. (a)	71,600	222,159
UGI Corp.	31,400	780,290
Unit Corp. (a)	19,900	1,166,936
Vaalco Energy Inc. (a)	49,485	449,819
Veritas DGC, Inc. (a)	48,465	2,775,591
W&T Offshore, Inc.	31,200	1,062,672
West Energy Ltd. (a)	28,700	127,578
Western Refining, Inc.	34,586	795,132
W-H Energy Services, Inc. (a)	41,942	2,307,649
		46,139,990

Entertainment & Leisure — 0.5%
Bally Total Fitness Holding Corp. (a) (b)	12,700	73,025
Dover Downs Gaming & Entertainment, Inc.	27,949	448,581
JAKKS Pacific, Inc. (a) (b)	17,062	281,352
Multimedia Games, Inc. (a) (b)	18,509	181,203
Pinnacle Entertainment, Inc. (a)	25,228	692,004
Shuffle Master, Inc. (a) (b)	5,707	166,359
Six Flags, Inc. (a) (b)	31	164
Speedway Motorsports, Inc.	5,900	213,108
Steinway Musical Instruments, Inc. (a)	7,173	174,591
WMS Industries, Inc. (a) (b)	9,300	246,729
World Wrestling Entertainment, Inc.	66,700	1,088,544
		3,565,660

Financial Services — 5.0%
Acadia Realty Trust REIT	2,500	59,600
Accredited Home Lenders Holding Co. (a) (b)	27,583	1,250,337
Agree Realty Corp. REIT	6,513	217,274
Alexandria Real Estate Equities, Inc. REIT (b)	6,100	575,962
AMB Property Corp.	3,100	162,533
American Capital Strategies, Ltd. (b)	18,241	638,435
AmeriCredit Corp. (a)	38,123	937,445
Apollo Investment Corp.	3,913	75,443
Ashford Hospitality Trust	4,000	47,000
Associated Estates Realty Corp. REIT	4,000	53,160
BioMed Realty Trust, Inc. REIT	1,700	50,677
Brandywine Realty Trust REIT	14,687	464,697
Calamos Asset Management, Inc. Cl. A	7,800	210,678
Camden Property Trust REIT	1,500	114,675
CapitalSource, Inc. (b)	28,709	677,245
CBL & Associates Properties, Inc. REIT	11,390	446,032
CentraCore Properties Trust REIT	2,700	69,552
Cherokee, Inc.	7,940	313,392

11

Colonial Properties Trust REIT	11,104	532,215
Corporate Office Properties Trust REIT	7,100	319,500
Crescent Real Estate Equities Co. REIT	7,400	144,448
DiamondRock Hospitality Co. REIT	1,700	27,319
Digital Realty Trust, Inc. REIT	14,778	403,883
Eastgroup Properties REIT	5,100	239,853
Entertainment Properties Trust REIT	2,600	110,682
Equity Inns, Inc. REIT	24,601	387,958
Equity Lifestyle Properties, Inc. REIT	1,600	68,752
Equity One, Inc. REIT	15,711	343,600
Federal Realty Investment Trust REIT	2,800	203,140
FelCor Lodging Trust, Inc.	2,400	52,800
First Cash Financial Services, Inc. (a)	28,135	535,409
First Industrial Realty Trust, Inc.	12,086	486,824
Friedman Billings Ramsey Group, Inc. Cl. A (b)	4,100	37,638
GFI Group, Inc. (a)	6,153	352,936
Glimcher Realty Trust REIT	7,864	185,984
Gramercy Capital Corp. REIT	5,300	135,468
Greenhill & Co., Inc. (b)	16,710	968,512
Health Care REIT, Inc. (b)	6,400	231,616
Healthcare Realty Trust, Inc.	6,600	218,394
Heritage Property Investment Trust REIT	6,800	245,412
Highland Hospitality Corp. REIT	2,400	32,040
Highwoods Properties, Inc.	8,000	297,920
Home Properties, Inc.	2,900	161,762
Hospitalities Properties Trust	9,100	396,487
HRPT Properties Trust	5,900	69,325
IndyMac Bancorp, Inc. (b)	9,800	414,050
Inland Real Estate Corp. REIT	5,700	92,397
Innkeepers USA Trust	10,431	175,971
International Securities Exchange, Inc. (b)	47,900	1,949,051
Investment Technology Group, Inc. (a)	1,400	70,504
Janus Capital Group, Inc.	50,911	824,249
Jefferies Group, Inc.	31,045	806,549
Kilroy Realty Corp.	4,500	332,505
Knight Capital Group, Inc. Cl. A (a)	129,381	2,139,962
LaBranche & Co., Inc. (a) (b)	71,171	703,169
Lazard Ltd. Cl. A	4,000	156,200
Lexington Corporate Properties Trust REIT (b)	11,859	236,231
Liberty Property Trust REIT	10,417	488,036
LTC Properties, Inc.	3,700	81,659
The Macerich Co. REIT (b)	1,100	80,025
Mack-Cali Realty Corp.	4,700	227,057
Maguire Properties, Inc. REIT	9,200	344,172
Medallion Financial Corp.	6,769	82,853
Mid-America Apartment Communities, Inc. REIT	8,892	507,911
National Retail Properties, Inc. REIT	18,977	395,481
Nationwide Health Properties, Inc. REIT	10,978	260,398
Ocwen Financial Corp. (a)	47,400	657,912
Pan Pacific Retail Properties, Inc. REIT	3,900	269,490
Parkway Properties, Inc. REIT	1,000	45,470
Pennsylvania REIT	7,700	303,226
Piper Jaffray Cos. (a)	34,687	1,775,628
Post Properties, Inc. REIT	2,300	110,423

12

PS Business Parks, Inc. REIT	4,300	258,000
Ramco-Gershenson Properties Trust REIT	4,600	135,378
Raymond James Financial, Inc.	27,474	798,394
Realty Income Corp. REIT	3,300	75,504
Redwood Trust, Inc.	1,600	76,128
Regency Centers Corp.	3,200	205,184
Senior Housing Properties Trust	18,092	336,330
SL Green Realty Corp.	2,400	274,320
Sovran Self Storage Inc. REIT (b)	6,200	320,354
Spirit Finance Corp. REIT	26,600	295,260
Stifel Financial Corp. (a)	7,877	261,516
Strategic Hotels & Resorts, Inc.	33,299	664,315
Sunstone Hotel Investors Inc. REIT	13,500	382,860
SWS Group, Inc.	19,464	507,426
Tanger Factory Outlet Centers, Inc. REIT	12,825	421,943
Trizec Properties, Inc. REIT	6,200	178,312
United Dominion Realty Trust, Inc.	4,900	136,465
U-Store-It Trust REIT	6,700	127,702
Ventas, Inc.	9,913	354,191
Washington REIT	1,200	44,496
Weingarten Realty Investors REIT	6,700	267,732
		33,206,403

Food Retailers — 0.4%
Arden Group, Inc. Cl. A	1,682	167,006
Ingles Markets, Inc. Cl. A	4,040	81,002
SuperValu, Inc.	22,895	620,683
The Pantry, Inc. (a)	34,335	1,692,372
		2,561,063

Foods — 1.4%
Dean Foods Co. (a)	17,435	654,336
Del Monte Foods Co.	118,796	1,244,982
Flowers Foods, Inc.	60,994	1,737,109
J&J Snack Foods Corp.	13,047	392,584
Lance, Inc.	5,770	137,499
McCormick & Co., Inc.	8,700	305,022
Performance Food Group Co. (a)	66,502	1,853,411
Premium Standard Farms, Inc.	14,529	245,540
Ralcorp Holdings, Inc. (a)	2,100	87,528
Seaboard Corp.	637	726,180
Sensient Technologies Corp.	33,188	661,769
Smart & Final, Inc. (a)	14,589	226,567
Spartan Stores, Inc.	12,934	194,010
TreeHouse Foods, Inc. (a)	3,400	81,464
Wild Oats Markets, Inc. (a)	30,053	537,648
		9,085,649

Forest Products & Paper — 1.1%
American Woodmark Corp.	11,715	398,076
BlueLinx Holdings, Inc.	13,600	162,112
Deltic Timber Corp.	6,957	343,537
Glatfelter	19,733	307,835
Graphic Packaging Corp. (a)	15,600	59,592

13

Greif, Inc. Cl. A	17,037	1,179,131
MeadWestvaco Corp.	7,635	199,426
Neenah Paper, Inc.	5,300	156,032
Packaging Corp. of America	48,955	1,122,538
Playtex Products, Inc. (a)	2,700	30,564
Rock-Tenn Co. Cl. A	19,509	335,360
Schweitzer-Mauduit International, Inc.	800	16,184
Sonoco Products Co.	10,812	351,714
United Stationers, Inc. (a)	22,260	1,094,524
Universal Forest Products, Inc.	27,614	1,402,515
		7,159,140

Healthcare — 1.9%
Bio-Reference Labs, Inc. (a)	6,600	155,430
Cross Country Healthcare, Inc. (a)	16,064	287,064
Genesis HealthCare Corp. (a)	33,200	1,612,524
Health Net, Inc. (a)	5,700	239,229
Healthways, Inc. (a)	32,394	1,740,206
Humana, Inc. (a)	9,227	516,066
IDEXX Laboratories, Inc. (a)	9,980	883,230
LCA-Vision, Inc. (b)	28,991	1,250,962
Manor Care, Inc. (b)	18,649	933,382
National Healthcare Corp.	2,490	115,013
Odyssey Healthcare, Inc. (a) (b)	34,927	629,035
Option Care, Inc.	2,310	26,126
Pediatrix Medical Group, Inc. (a)	42,659	1,808,742
Res-Care, Inc. (a)	19,630	373,363
Sierra Health Services, Inc. (a)	33,929	1,465,054
Sunrise Senior Living, Inc. (a) (b)	23,699	684,427
		12,719,853

Heavy Construction — 0.1%
AMREP Corp.	2,100	78,477
Avatar Holdings, Inc. (a) (b)	700	39,319
Perini Corp. (a)	15,000	339,300
Sterling Construction Co., Inc. (a)	11,727	309,358
		766,454

Heavy Machinery — 2.1%
Ampco-Pittsburgh Corp.	8,803	277,471
Applied Industrial Technologies, Inc.	80,572	1,878,939
Astec Industries, Inc. (a)	26,856	569,347
Bucyrus International, Inc. Cl. A	38,049	1,853,367
Columbus McKinnon Corp. (a)	10,400	195,832
Curtiss-Wright Corp.	4,946	143,731
Dril-Quip, Inc. (a)	13,800	1,165,962
Flow International Corp. (a) (b)	25,798	348,273
Goodman Global, Inc. (a)	3,911	48,105
Leader Energy Services Ltd. (a)	86,000	267,603
Lindsay Manufacturing Co.	2,551	68,265
Lufkin Industries, Inc.	16,996	1,053,922
Matrix Service Co. (a) (b)	21,638	260,522
Middleby Corp. (a)	3,714	290,509
NACCO Industries, Inc. Cl. A	10,399	1,436,830

14

NATCO Group, Inc. Cl. A (a)	12,005	456,190
Pason Systems, Inc.	24,000	346,728
Technicoil Corp. (a)	92,800	185,633
The Manitowoc Co., Inc.	34,700	1,362,322
The Toro Co.	27,483	1,138,071
Western Lakota Energy Services, Inc. (a)	14,400	192,162
		13,539,784

Home Construction, Furnishings & Appliances — 1.4%
Cavco Industries, Inc. (a)	500	16,375
Champion Enterprises, Inc. (a)	31,000	205,530
DTS, Inc. (a)	2,500	46,550
Ethan Allen Interiors, Inc.	56,200	2,097,384
Furniture Brands International, Inc. (b)	91,203	1,829,532
Hooker Furniture Corp.	2,900	44,805
Kimball International, Inc. Cl. B	8,600	152,822
La-Z-Boy, Inc. (b)	83,290	1,061,948
Leggett & Platt, Inc.	41,900	956,158
Movado Group, Inc.	6,700	150,951
National Presto Industries, Inc.	2,400	129,696
Palm Harbor Homes, Inc. (a) (b)	2,900	44,515
Select Comfort Corp. (a) (b)	70,707	1,424,746
Stanley Furniture Co., Inc.	15,135	342,656
Steelcase, Inc.	28,837	423,616
Tempur-Pedic International, Inc. (a) (b)	27,500	398,750
Walter Industries, Inc.	2,000	89,520
		9,415,554

Household Products — 0.2%
Lifetime Brands, Inc.	2,200	44,726
Snap-on, Inc.	27,799	1,167,836
WD-40 Co.	9,648	314,621
		1,527,183

Industrial - Diversified — 0.6%
Ameron International Corp.	7,841	441,684
Nordson Corp.	43,382	1,973,881
SPX Corp.	22,781	1,244,982
		3,660,547

Information Retrieval Services — 0.5%
Acacia Research - Acacia Technologies (a)	11,089	133,733
Digital River, Inc. (a) (b)	35,899	1,609,711
Gartner Group, Inc. Cl. A (a)	43,410	618,158
Intergraph Corp. (a)	23,428	832,397
Knot (The), Inc. (a)	18,600	354,516
NIC, Inc. (a)	8,700	47,937
		3,596,452

Insurance — 5.2%
Affirmative Insurance Holdings, Inc.	4,600	72,174
American Equity Investment Life Holding Co.	64,600	703,494
American Physicians Capital, Inc. (a)	10,287	476,700

15

AMERIGROUP Corp. (a) (b)	36,747	1,069,338
AmerUs Group Co. (b)	24,143	1,619,754
Arch Capital Group Ltd. (a)	16,543	1,006,807
Argonaut Group, Inc. (a)	40,750	1,188,270
Assurant, Inc. (b)	1,800	86,706
W.R. Berkley Corp.	5,300	190,800
Bristol West Holdings, Inc.	22,225	322,263
CNA Surety Corp. (a)	15,289	279,024
The Commerce Group, Inc.	16,099	486,351
Delphi Financial Group, Inc. Cl. A	47,684	1,816,284
Direct General Corp.	25,842	428,719
Donegal Group, Inc. Cl. A	11,857	230,263
EMC Insurance Group, Inc. (b)	5,730	167,431
FBL Financial Group, Inc. Cl. A	4,600	145,682
FPIC Insurance Group, Inc. (a)	15,098	583,538
Great American Financial Resources, Inc.	2,800	56,952
The Hanover Insurance Group, Inc.	31,300	1,448,564
Harleysville Group, Inc.	6,921	219,603
HCC Insurance Holdings, Inc.	11,857	361,520
Horace Mann Educators Corp.	53,672	910,814
Infinity Property & Casualty Corp.	40,935	1,682,019
Landamerica Financial Group, Inc. (b)	31,124	1,986,645
Meadowbrook Insurance Group, Inc. (a)	4,700	45,590
The Midland Co.	3,700	138,750
Molina Healthcare, Inc. (a)	15,335	508,202
National Western Life Insurance Co Cl. A	1,000	230,000
Odyssey Re Holdings Corp. (b)	7,572	203,687
Ohio Casualty Corp.	55,007	1,425,781
Old Republic International Corp.	43,013	914,887
PartnerRe Ltd. (b)	5,400	335,502
The Phoenix Companies, Inc.	91,193	1,240,225
The PMI Group, Inc.	24,319	1,032,585
Presidential Life Corp.	12,991	313,603
Protective Life Corp.	4,987	230,948
Radian Group, Inc.	16,110	991,248
Reinsurance Group of America, Inc.	8,500	421,345
Republic Cos. Group, Inc.	35,448	539,164
RLI Corp.	22,890	1,082,239
Safety Insurance Group, Inc.	18,854	1,000,393
SeaBright Insurance Holdings (a)	11,830	153,790
Selective Insurance Group	32,622	1,663,722
StanCorp Financial Group, Inc.	12,649	545,045
State Auto Financial Corp.	31,000	936,200
Stewart Information Services	4,400	151,272
Tower Group, Inc.	15,379	461,678
Triad Guaranty, Inc. (a)	6,700	334,196
United America Indemnity Ltd. Cl. A (a)	9,862	204,538
Unitrin, Inc.	3,700	148,000
USI Holdings Corp. (a)	27,884	346,319
WellCare Health Plans, Inc. (a)	17,676	867,185
Zenith National Insurance Corp.	16,138	645,197
		34,651,006

16

Internet Content — 0.2%
BEA Systems, Inc. (a)	88,547	1,039,542
TheStreet.Com, Inc.	15,966	150,400
Travelzoo, Inc. (a) (b)	7,381	218,182
		1,408,124

Internet Software — 0.1%
Chordiant Software, Inc. (a)	13,763	37,573
webMethods, Inc. (a)	77,708	578,148
		615,721

Lodging — 0.5%
Choice Hotels International, Inc. (b)	13,240	564,289
Great Wolf Resorts Inc. (a)	2,000	23,960
Isle of Capri Casinos, Inc. (a)	17,318	409,224
LaSalle Hotel Properties	2,300	95,013
Marcus Corp.	6,146	121,322
Monarch Casino & Resort, Inc. (a)	14,182	267,189
Vail Resorts, Inc. (a) (b)	50,235	1,736,624
		3,217,621

Machinery & Components — 1.9%
AGCO Corp. (a)	46,148	1,059,558
Asyst Technologies, Inc. (a)	62,268	434,008
Briggs & Stratton Corp.	17,174	439,654
Cummins, Inc. (b)	8,875	1,038,375
Flowserve Corp. (a)	36,531	1,892,306
Graco, Inc.	8,559	336,283
Insituform Technologies, Inc. Cl. A (a)	21,742	468,540
Kadant, Inc. (a)	2,100	43,911
Kaydon Corp.	51,808	1,878,040
Kulicke & Soffa Industries, Inc. (a)	57,623	425,834
Lone Star Technologies, Inc. (a)	28,585	1,346,354
Robbins & Myers, Inc.	12,800	343,040
Tennant Co.	22,736	540,435
Ultratech, Inc. (a)	2,400	36,336
Valmont Industries, Inc.	27,393	1,392,934
Watsco, Inc.	6,200	274,784
Woodward Governor Co.	21,087	618,060
		12,568,452

Manufacturing — 0.2%
AptarGroup, Inc.	2,388	122,982
Lam Research Corp. (a) (b)	20,017	832,507
Sauer-Danfoss, Inc.	19,887	487,033
Terex Corp. (a)	3,200	143,488
		1,586,010

Medical Supplies — 2.8%
Abaxis, Inc. (a)	8,647	196,027
Applera Corp. - Applied Biosystems Group	36,607	1,176,915
Badger Meter, Inc.	1,405	30,573
Bio-Rad Laboratories, Inc. Cl. A (a)	9,357	616,533
Candela Corp. (a)	13,754	214,562
Coherent, Inc. (a) (b)	10,826	347,082

17

Dade Behring Holdings, Inc.	12,000	488,760
Datascope Corp.	6,200	190,526
Depomed, Inc. (a)	21,425	98,555
DJO, Inc. (a)	30,135	1,189,428
Edwards Lifesciences Corp. (a)	21,840	966,202
Haemonetics Corp. (a)	3,700	162,319
Hanger Orthopedic Group, Inc. (a)	2,300	16,698
Henry Schein, Inc. (a)	8,491	402,558
ICU Medical, Inc. (a)	10,113	422,521
II-VI, Inc. (a)	31,020	574,180
Immucor, Inc. (a)	11,616	231,275
Integra LifeSciences Holdings Corp. (a)	24,919	918,514
LTX Corp. (a)	84,245	454,923
Mettler-Toledo International, Inc. (a)	17,892	1,100,895
Mine Safety Appliances Co.	126	5,007
MTS Systems Corp.	28,053	1,034,034
Owens & Minor, Inc.	6,100	184,281
Oyo Geospace Corp. (a)	1,200	64,728
Palomar Medical Technologies, Inc. (a) (b)	26,253	999,977
PSS World Medical, Inc. (a)	72,999	1,449,030
Rofin-Sinar Technologies, Inc. (a)	30,549	1,644,453
Varian, Inc. (a)	42,500	1,911,650
Ventana Medical Systems, Inc. (a)	11,270	525,295
Vital Images, Inc. (a)	11,019	250,352
Zoll Medical Corp. (a)	8,800	309,408
Zygo Corp. (a)	28,961	449,185
		18,626,446

Metals & Mining — 6.0%
AK Steel Holding Corp. (a)	154,290	1,993,427
Aleris International, Inc. (a)	37,784	1,546,877
Amerigo Resources Ltd.	86,000	172,031
Brush Engineered Materials, Inc. (a)	17,255	398,073
Carpenter Technology	18,419	1,812,430
Castle (A.M.) & Co.	14,744	487,732
Century Aluminum Co. (a)	32,462	1,002,102
Chaparral Steel Co. (a)	35,738	2,508,450
Circor International, Inc.	6,891	191,914
Cleveland-Cliffs, Inc. (b)	11,300	408,495
Commercial Metals Co.	41,900	950,711
CommScope, Inc. (a)	69,533	2,171,516
Crane Co.	20,858	800,947
Dynamic Materials Corp. (b)	16,341	502,649
Dynatec Corp. (a)	161,100	207,677
Encore Wire Corp. (a) (b)	26,819	951,806
Foundation Coal Holdings, Inc.	25,438	970,205
General Cable Corp. (a)	63,529	2,267,985
Gibraltar Industries, Inc.	24,366	673,233
Inmet Mining Corp.	17,900	668,540
Insteel Industries, Inc.	17,052	352,976
Jacuzzi Brands, Inc. (a)	3,000	25,200
Ladish Co., Inc. (a)	6,967	236,878
LionOre Mining International Ltd. (a)	35,800	196,378
Maverick Tube Corp. (a) (b)	4,900	312,571

18

Meridian Gold, Inc. (a)	8,100	218,862
Mueller Industries, Inc.	39,497	1,451,120
NCI Building Systems, Inc. (a)	18,477	863,615
NS Group, Inc. (a)	39,425	1,994,117
Olympic Steel, Inc.	11,049	388,593
Quanex Corp.	51,711	1,876,592
Reliance Steel & Aluminum Co.	65,458	2,346,669
Ryerson, Inc. (b)	39,159	1,059,251
Schnitzer Steel Industries, Inc. Cl. A	44,508	1,508,821
Shiloh Industries, Inc. (a)	4,547	78,299
Steel Dynamics, Inc. (b)	45,092	2,616,238
Superior Essex, Inc. (a)	20,696	635,367
United States Steel Corp.	6,535	412,162
Wheeling-Pittsburgh Corp. (a)	18,206	403,445
Worthington Industries, Inc.	102,956	2,102,362
		39,766,316

Miscellaneous — 0.1%
The Geo Group, Inc. (a)	13,019	536,643

Pharmaceuticals — 1.5%
Alpharma, Inc. Cl. A	68,141	1,538,624
Bradley Pharmaceuticals, Inc. (a) (b)	6,759	68,536
Digene Corp. (a)	7,192	303,574
Emisphere Technologies, Inc. (a) (b)	5,319	37,871
Endo Pharmaceuticals Holdings, Inc. (a)	26,223	814,749
Enzon Pharmaceuticals, Inc. (a) (b)	8,700	69,687
Hi-Tech Pharmacal Co., Inc. (a)	9,886	162,032
Isis Pharmaceuticals, Inc. (a)	18,200	109,382
King Pharmaceuticals, Inc. (a) (b)	64,790	1,102,726
Ligand Pharmaceuticals, Inc. Cl. B (a) (b)	13,032	120,285
Mannatech, Inc. (b)	19,624	284,548
Medifast, Inc. (a) (b)	20,100	333,057
Meridian Bioscience, Inc.	18,991	398,811
Molecular Devices Corp. (a)	19,704	454,965
Mylan Laboratories, Inc.	16,216	356,103
Myriad Genetics, Inc. (a)	2,816	69,330
NBTY, Inc. (a)	43,049	1,271,237
New River Pharmaceuticals, Inc. (a) (b)	21,922	535,774
Novavax, Inc. (a)	1,485	5,747
Pain Therapeutics, Inc. (a) (b)	39,144	326,070
PAREXEL International Corp. (a)	4,400	130,548
Penwest Pharmaceuticals Co. (a)	11,789	245,211
Perrigo Co.	32,400	513,216
Savient Pharmaceuticals, Inc. (a)	14,927	88,069
Sciele Pharma, Inc. (a) (b)	11,500	235,060
		9,575,212

Prepackaged Software — 3.8%
Actuate Corp. (a)	51,986	210,543
Advent Software, Inc. (a)	43,533	1,359,100
Altiris, Inc. (a)	22,445	387,401
Art Technology Group, Inc. (a)	57,000	152,190
Aspen Technology, Inc. (a) (b)	74,780	904,090

19

Blackbaud, Inc.	84,100	1,754,326
BMC Software, Inc. (a)	44,936	1,052,401
Brocade Communications Systems, Inc. (a)	312,923	1,958,898
Cogent Communications Group, Inc. (a)	7,800	69,966
Emdeon Corp. (a)	37,900	455,937
Fair Isaac Corp.	37,074	1,252,360
Informatica Corp. (a)	53,017	740,647
Interactive Intelligence, Inc. (a)	18,200	245,882
Internet Security Systems, Inc. (a)	21,747	489,090
Interwoven, Inc. (a)	28,855	273,545
Lawson Software, Inc. (a)	244,400	1,637,480
Mapinfo Corp. (a)	11,700	134,082
McAfee, Inc. (a)	16,641	358,614
MicroStrategy, Inc. Cl. A (a) (b)	22,268	1,835,997
MRO Software, Inc. (a)	30,424	642,555
MSC.Software Corp. (a)	15,296	244,736
Open Solutions, Inc. (a)	9,274	256,426
Open Text Corp. (a) (b)	15,130	205,919
Opnet Technologies, Inc. (a)	2,700	34,182
Packeteer, Inc. (a)	26,846	245,641
SonicWALL, Inc. (a)	92,865	928,650
SPSS, Inc. (a)	19,999	540,573
Sybase, Inc. (a)	9,700	204,185
TIBCO Software, Inc. (a)	286,100	2,277,356
Transaction Systems Architects, Inc. Cl. A (a)	61,503	2,276,841
Ultimate Software Group, Inc. (a)	12,500	259,250
United Online, Inc. (b)	133,047	1,451,543
Vignette Corp. (a)	12,678	164,687
		25,005,093

Real Estate — 0.5%
CB Richard Ellis Group, Inc. Cl. A (a)	10,810	254,359
Jones Lang Lasalle, Inc.	15,314	1,251,154
Trammell Crow Co. (a)	49,200	1,695,432
		3,200,945

Restaurants — 2.1%
AFC Enterprises, Inc. (a) (b)	36,073	463,899
Benihana, Inc. Cl. A (a)	700	15,330
Bob Evans Farms, Inc.	59,777	1,646,259
Brinker International, Inc.	8,610	278,964
Buffalo Wild Wings, Inc. (a)	10,945	352,757
CBRL Group, Inc.	26,884	878,300
CKE Restaurants, Inc. (b)	92,471	1,424,053
Darden Restaurants, Inc. (b)	17,614	595,353
Denny’s Corp. (a)	58,750	163,913
Domino’s Pizza, Inc.	62,535	1,422,046
IHOP Corp.	37,191	1,690,703
Jack in the Box, Inc. (a)	53,671	2,116,784
Landry’s Restaurants, Inc.	14,771	417,872
Lone Star Steakhouse & Saloon, Inc.	817	19,110
Luby’s, Inc. (a)	23,050	200,305
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	22,227	429,203
Morton’s Restaurant Group (a)	43	645

20

O’Charley’s, Inc. (a)	7,442	119,072
Papa John’s International, Inc. (a)	35,478	1,140,263
RARE Hospitality International, Inc. (a)	18,031	474,215
Ryan’s Restaurant Group, Inc. (a)	20,262	319,329
		14,168,375

Retail — 3.6%
Barnes & Noble, Inc.	35,800	1,200,016
Big Lots, Inc. (a)	137,123	2,215,908
Bon-Ton Stores (The), Inc. (b)	11,174	275,663
Books-A-Million, Inc.	6,000	91,380
Casey’s General Stores, Inc.	67,307	1,523,157
Cash America International, Inc.	44,669	1,529,913
Circuit City Stores, Inc.	37,839	927,056
Conn’s, Inc. (a) (b)	3,800	97,736
Dick’s Sporting Goods, Inc. (a)	6,732	245,112
Dillards, Inc. Cl. A	47,295	1,420,269
Dollar Tree Stores, Inc. (a)	45,228	1,203,065
Ezcorp, Inc. Cl. A (a)	12,000	499,560
Family Dollar Stores, Inc.	46,945	1,066,590
Fred’s, Inc. (b)	13,200	158,268
Genesco, Inc. (a)	31,327	848,022
Haverty Furniture Companies, Inc.	13,432	206,987
Hibbett Sporting Goods, Inc. (a)	27,025	534,014
Insight Enterprises, Inc. (a)	41,532	703,552
Knoll, Inc.	30,364	522,261
Longs Drug Stores Corp.	44,517	1,830,539
Marvel Entertainment, Inc. (a) (b)	60,108	1,062,709
Men’s Wearhouse, Inc.	45,561	1,417,403
MSC Industrial Direct Co. Cl. A	5,678	234,104
OfficeMax, Inc.	24,087	990,217
Perry Ellis International, Inc. (a)	2,200	56,892
Priceline.com, Inc. (a) (b)	10,000	268,800
RadioShack Corp. (b)	38,800	627,396
Retail Ventures, Inc. (a) (b)	18,902	326,249
Stage Stores, Inc.	45,889	1,361,068
Stamps.com, Inc. (a) (b)	12,799	260,972
Stein Mart, Inc.	12,651	163,071
ValueVision Media, Inc. Cl. A (a)	9,188	98,863
Zumiez, Inc. (a)	3,100	92,783
		24,059,595

Retail - Grocery — 0.0%
Weis Markets, Inc.	6,937	274,983

Telephone Utilities — 1.1%
Alaska Communications Systems Group, Inc.	40,074	496,517
Brightpoint, Inc. (a)	112,323	1,647,778
CenturyTel, Inc.	31,019	1,196,403
Cincinnati Bell, Inc. (a)	82,791	331,992
Consolidated Communications Holdings, Inc.	1,900	31,882
Fairpoint Communications, Inc.	26,218	388,289
General Communication, Inc. Cl. A (a)	18,369	219,142
Iowa Telecommunications Services, Inc.	10,200	198,696

21

j2 Global Communications, Inc. (a) (b)	56,835	1,591,380
Leap Wireless International, Inc. (a)	16,730	747,831
Lightbridge, Inc. (a)	21,153	244,317
North Pittsburgh Systems, Inc.	7,129	184,142
Savvis, Inc. (a)	4,339	118,108
		7,396,477

Tobacco — 0.2%
Loews Corp. - Carolina Group	17,386	997,609

Toys, Games — 0.1%
Hasbro, Inc.	31,900	596,530
K2, Inc. (a)	14,300	150,436
		746,966

Transportation — 3.1%
Arkansas Best Corp.	48,437	2,152,056
Celadon Group, Inc. (a)	34,754	610,628
Con-way, Inc.	5,700	282,036
Covenant Transport, Inc. Cl. A (a)	1,500	19,680
EGL, Inc. (a) (b)	31,154	1,367,972
GATX Corp.	2,961	116,042
General Maritime Corp.	22,322	810,289
Greenbrier Cos., Inc. (The) (b)	11,600	322,248
Heartland Express, Inc.	29,004	436,510
Hub Group, Inc. Cl. A (a)	85,043	1,920,271
J.B. Hunt Transport Services, Inc.	14,400	296,208
Kirby Corp. (a)	31,773	1,020,231
Laidlaw International, Inc.	28,425	753,263
Old Dominion Freight Line, Inc. (a)	2,300	74,934
OMI Corp. (b)	65,959	1,455,056
Overseas Shipholding Group, Inc.	7,700	495,803
P.A.M. Transportation Services, Inc. (a)	1,200	34,152
Pacer International, Inc.	59,800	1,785,030
Saia, Inc. (a)	16,861	475,312
Skyline Corp.	900	34,029
Swift Transportation Co., Inc. (a)	61,257	1,638,625
Thor Industries, Inc. (b)	17,747	760,281
Trico Marine Services, Inc. (a)	10,787	395,344
Trinity Industries, Inc.	27,700	925,734
Universal Truckload Services, Inc. (a)	3,200	112,160
US Xpress Enterprises, Inc. Cl. A (a)	13,812	321,267
Wabtec Corp.	68,839	1,828,364
		20,443,525

Water Companies — 0.0%
Pico Holdings, Inc. (a)	5,600	184,464

TOTAL EQUITIES
(Cost $660,295,801)		659,626,969

22

		Principal
		Amount
SHORT-TERM INVESTMENTS — 14.8%
Cash Equivalents — 14.3% (d)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	870,557	870,557
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	2,611,673	2,611,673
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	870,558	870,558
American Beacon Funds Money Market Fund (c)		689,125	689,125
Bank of America
5.270%	09/12/2006	1,741,115	1,741,115
Bank of America
5.310%	03/08/2007	1,741,115	1,741,115
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	1,741,115	1,741,115
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	1,741,115	1,741,115
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	3,482,230	3,482,230
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	2,611,673	2,611,673
BGI Institional Money Market Fund
5.224%	08/01/2006	2,995,109	2,995,109
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	4,875,122	4,875,122
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	3,134,007	3,134,007
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	1,741,115	1,741,115
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	4,004,565	4,004,565
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	3,377,763	3,377,763
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	2,785,784	2,785,784
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	2,263,450	2,263,450
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	1,385,871	1,385,871
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	3,482,230	3,482,230
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	1,392,892	1,392,892
Freddie Mac Discount Note
5.201%	08/22/2006	784,144	784,144
General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	1,741,115	1,741,115
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		657,760	657,760

23

Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	2,611,673	2,611,673
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	2,611,673	2,611,673
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	6,859,993	6,859,993
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	2,611,673	2,611,673
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	1,741,115	1,741,115
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	3,482,230	3,482,230
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	1,741,115	1,741,115
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	1,741,115	1,741,115
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	6,568,332	6,568,332
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	2,959,896	2,959,896
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	1,392,892	1,392,892
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	2,611,673	2,611,673
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	696,446	696,446
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	1,741,115	1,741,115
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	2,611,673	2,611,673
			94,703,817

Repurchase Agreement — 0.5%
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006 (e)		2,950,670	2,950,670

TOTAL SHORT-TERM INVESTMENTS
(Cost $97,654,487)			97,654,487

TOTAL INVESTMENTS — 114.7%
(Cost $757,950,288) (f)			$757,281,456

Other Assets/(Liabilities) — (14.7%)			(96,919,417)

NET ASSETS — 100.0%			$660,362,039

Notes to Portfolio of Investments

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

24

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          Amount represents shares owned of the fund.

(d)         Represents investments of security lending collateral. (Note 2).

(e)          Maturity value of 2,950,965. Collateralized by a U.S. Government Agency oligation, with a rate of 8.125%, maturity date of 07/25/2028 and an aggregate market value, including accrued interest, of 3,098,203

(f)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

25

MassMutual Premier Global Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.2%
COMMON STOCK — 98.7%
Advertising — 0.7%
Getty Images, Inc. (a) (b)	50,000	2,332,500
WPP Group PLC	198,160	2,342,794
		4,675,294

Aerospace & Defense — 4.2%
Boeing Co.	59,700	4,621,974
Empresa Brasileira de Aeronautica SA, ADR (Brazil) (b)	174,000	6,008,220
European Aeronautic Defense and Space Co. (b)	260,420	7,500,606
Lockheed Martin Corp.	48,300	3,848,544
Northrop Grumman Corp.	53,800	3,561,022
Raytheon Co.	89,300	4,024,751
		29,565,117

Apparel, Textiles & Shoes — 2.4%
Burberry Group PLC	285,180	2,528,891
Coach, Inc. (a)	107,800	3,094,938
Hennes & Mauritz AB Cl. B	310,600	11,489,585
		17,113,414

Automotive & Parts — 1.9%
Bayerische Motoren Werke AG	132,728	6,844,243
Toyota Motor Corp.	121,530	6,408,290
		13,252,533

Banking, Savings & Loans — 7.0%
Credit Saison Co., Ltd.	87,420	3,789,197
Credit Suisse Group	156,757	8,771,530
HSBC Holdings PLC	433,292	7,803,399
ICICI Bank, Ltd., Sponsored ADR (India)	70,300	1,836,236
JP Morgan Chase & Co.	126,700	5,780,054
Northern Trust Corp.	126,500	7,223,150
Resona Holdings, Inc. (b)	1,105	3,455,664
Royal Bank of Scotland Group PLC	332,280	10,803,247
		49,462,477

Beverages — 2.2%
Cia de Bebidas das Americas, ADR (b)	101,900	4,101,475
Diageo PLC	230,107	4,040,552
Fomento Economico Mexicano SA de CV	521,200	4,619,530
Grupo Modelo SA Cl. C	719,900	3,180,722
		15,942,279

Broadcasting, Publishing & Printing — 2.4%
Grupo Televisa SA Sponsored ADR (Mexico)	351,900	6,517,188
Pearson PLC	227,540	3,088,013
Singapore Press Holdings, Ltd.	901,800	2,228,103
ZEE Telefilms Ltd.	956,302	5,414,343
		17,247,647

1

Chemicals — 0.4%
Arkema (a) (b)	28,763	1,114,643
Syngenta AG (a)	10,373	1,492,599
		2,607,242

Commercial Services — 3.1%
Affymetrix, Inc. (a) (b)	70,100	1,512,057
Cendant Corp.	286,900	4,306,369
eBay, Inc. (a)	458,300	11,031,281
JGC Corp.	62,600	1,032,621
Quest Diagnostics	62,300	3,745,476
		21,627,804

Communications — 9.3%
KDDI Corp.	1,255	8,140,633
Qualcomm, Inc.	90,200	3,180,452
Sirius Satellite Radio, Inc. (a) (b)	1,517,376	6,372,979
SK Telecom Co., Ltd. ADR (South Korea) (b)	285,600	6,685,896
Tandberg ASA	231,700	2,155,451
Telefonaktiebolaget LM Ericsson Cl. B	7,151,700	22,460,726
Vodafone Group PLC	6,656,186	14,432,994
Vodafone Group PLC Interim B	7,607,070	2,128,368
		65,557,499

Computer & Other Data Processing Service — 1.5%
SAP AG (b)	41,647	7,613,942
Square Enix Co. Ltd. (b)	131,100	2,716,188
		10,330,130

Computer Related Services — 1.3%
Infosys Technologies Ltd.	256,600	9,195,329

Computers & Information — 1.7%
Canon, Inc.	58,950	2,841,680
Cisco Systems, Inc. (a)	202,600	3,616,410
International Game Technology	137,700	5,323,482
		11,781,572

Cosmetics & Personal Care — 3.1%
Avon Products, Inc.	108,500	3,145,415
Hindustan Lever Ltd.	865,800	4,335,593
Reckitt Benckiser PLC	275,146	11,029,627
Shiseido Co., Ltd. (b)	181,800	3,632,001
		22,142,636

Data Processing & Preparation — 1.2%
Automatic Data Processing, Inc.	188,500	8,248,760

Electrical Equipment & Electronics — 10.3%
Advanced Micro Devices, Inc. (a)	433,600	8,407,505
Altera Corp. (a)	213,900	3,702,609
Cree, Inc. (a) (b)	126,000	2,485,980
Emerson Electric Co.	57,500	4,537,900
Fanuc Ltd.	22,600	1,883,332	`
International Rectifier Corp. (a) (b)	93,600	3,336,840
Keyence Corp.	15,320	3,489,062

2

Koninklijke Philips Electronics NV	248,300	8,189,730
Linear Technology Corp.	45,000	1,455,750
Maxim Integrated Products, Inc.	130,500	3,834,090
MediaTek, Inc.	464,000	4,211,997
Murata Manufacturing Co., Ltd.	103,110	6,805,888
Samsung Electronics Co., Ltd.	8,238	5,229,317
Sony Corp.	206,000	9,495,919
Taiwan Semiconductor Manufacturing Co., Ltd.	2,292,750	3,830,921
Xilinx, Inc.	112,700	2,286,683
		73,183,523

Electronics — 0.4%
Kyocera Corp.	35,500	2,905,474

Energy — 6.2%
BP PLC, Sponsored ADR (United Kingdom)	92,200	6,686,344
Chevron Corp.	74,900	4,926,922
Fortum Oyj	146,600	3,969,555
GlobalSantaFe Corp.	118,500	6,509,205
Husky Energy, Inc.	131,600	8,992,511
Neste Oil Oyj	19,525	675,972
Total SA	48,520	3,305,601
Transocean, Inc. (a) (b)	110,100	8,503,023
		43,569,133

Entertainment & Leisure — 0.7%
The Walt Disney Co.	162,200	4,815,718

Financial Services — 4.1%
3i Group PLC	172,331	2,984,492
Berkshire Hathaway, Inc. Cl. B (a)	1,310	3,991,570
Investor AB Cl. B	201,844	3,687,304
Macquarie Airports	832,677	1,961,741
Morgan Stanley	127,300	8,465,450
Societe Generale Cl. A	51,450	7,673,278
		28,763,835

Food Retailers — 0.4%
Starbucks Corp. (a)	86,600	2,966,916

Foods — 1.8%
Cadbury Schweppes PLC	735,797	7,188,618
Tesco PLC	828,760	5,559,785
		12,748,403

Healthcare — 0.4%
Express Scripts, Inc. (a)	39,200	3,019,576

Healthcare/Drugs — 0.3%
Novo Nordisk A/S Cl. B	30,200	1,857,969

Heavy Construction — 0.9%
Technip SA	126,420	6,785,932

3

Heavy Machinery — 0.3%
Nidec Corp.	29,500	2,093,327

Household Products — 1.0%
Corning, Inc. (a) (b)	370,600	7,067,342
Kao Corp.	1,000	26,013
		7,093,355

Industrial - Diversified — 2.5%
3M Co.	97,500	6,864,000
Hutchison Whampoa, Ltd.	297,440	2,712,091
Siemens AG	101,548	8,178,531
		17,754,622

Information Retrieval Services — 0.8%
Juniper Networks, Inc. (a) (b)	313,500	4,216,575
Yahoo!, Inc. (a)	55,200	1,498,128
		5,714,703

Insurance — 3.9%
ACE Ltd.	84,700	4,364,592
Allianz AG	49,269	7,732,278
Everest Re Group Ltd.	23,000	2,176,030
Manulife Financial Corp. (b)	121,400	3,852,032
Prudential PLC	544,458	5,718,127
XL Capital Ltd. Cl. A	55,800	3,554,460
		27,397,519

Medical Supplies — 2.8%
Biomet, Inc.	120,300	3,962,682
Boston Scientific Corp. (a)	309,763	5,269,069
Hoya Corp.	118,200	4,129,870
Medtronic, Inc.	55,500	2,803,860
Nicox SA (a)	36,100	431,094
Smith & Nephew PLC	404,614	3,481,921
		20,078,496

Miscellaneous — 1.2%
LVMH Moet Hennessy Louis Vuitton SA	87,350	8,771,861

Pharmaceuticals — 9.1%
Amgen, Inc. (a)	80,100	5,586,174
Atherogenics, Inc. (a) (b)	119,200	1,571,056
Chugai Pharmaceutical Co., Ltd. (b)	138,300	2,854,348
Conor Medsystems, Inc. (a) (b)	44,800	1,240,960
Genentech, Inc. (a)	39,700	3,208,554
Gilead Sciences, Inc. (a) (b)	92,200	5,668,456
Johnson & Johnson	30,500	1,907,775
Nektar Therapeutics (a) (b)	44,000	717,200
Novartis AG	72,953	4,140,520
Nuvelo, Inc. (a)	42,700	725,900
Roche Holding AG	56,329	10,015,438
Sanofi-Aventis	133,470	12,683,679
Shionogi & Co., Ltd.	277,800	5,274,193
Takeda Pharmaceutical Co., Ltd.	60,440	3,903,844
Theravance, Inc. (a)	58,900	1,395,341
Wyeth	66,200	3,208,714
		64,102,152

4

Prepackaged Software — 4.0%
Adobe Systems, Inc. (a)	249,800	7,121,799
Intuit, Inc. (a)	205,200	6,334,524
Microsoft Corp.	484,600	11,644,938
Novell, Inc. (a) (b)	492,600	3,196,974
		28,298,235

Retail — 1.5%
Tiffany & Co.	105,600	3,335,904
Wal-Mart Stores, Inc.	157,100	6,990,950
		10,326,854

Retail - General — 1.7%
Bulgari SpA (b)	279,300	3,379,938
Gus PLC	124,545	2,339,366
Inditex SA	140,200	6,085,703
		11,805,007

Toys, Games — 0.5%
Nintendo Co., Ltd.	20,100	3,753,968

Transportation — 1.5%
Carnival Corp. (b)	208,600	8,127,053
Hyundai Heavy Industries Co., Ltd.	19,712	2,317,563
		10,444,616

TOTAL COMMON STOCK (Cost $632,457,465)		697,000,927

PREFERRED STOCK — 0.5%
Automotive & Parts
Porsche AG	4,159	4,070,737

TOTAL PREFERRED STOCK (Cost $2,650,303)		4,070,737

TOTAL EQUITIES (Cost $635,107,768)		701,071,664

		Principal
		Amount
SHORT-TERM INVESTMENTS — 11.2%
Cash Equivalents — 10.5% (d)
Abbey National PLC Eurodollar Time Deposit 5.290%	08/11/2006	684,427	684,427
Abbey National PLC Eurodollar Time Deposit 5.290%	08/11/2006	2,053,282	2,053,282
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	684,427	684,427
American Beacon Funds Money Market Fund (c)		541,786	541,786

5

Bank of America 5.270%	09/12/2006	1,368,855	1,368,855
Bank of America 5.310%	03/08/2007	1,368,855	1,368,855
Bank of Montreal Eurodollar Time Deposit 5.290%	08/03/2006	1,368,855	1,368,855
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	08/08/2006	1,368,855	1,368,855
Bank of Nova Scotia Eurodollar Time Deposit 5.320%	08/16/2006	2,737,709	2,737,709
Barclays Eurodollar Time Deposit 5.150%	08/01/2006	2,053,282	2,053,282
BGI Institional Money Market Fund 5.224%	08/01/2006	2,354,738	2,354,738
BNP Paribas Eurodollar Time Deposit 5.260%	08/08/2006	3,832,793	3,832,793
Branch Banker &Trust Eurodollar Time Deposit 5.355%	08/28/2006	2,463,938	2,463,938
Calyon Eurodollar Time Deposit 5.300%	08/08/2006	1,368,855	1,368,855
Calyon Eurodollar Time Deposit 5.370%	09/01/2006	3,148,366	3,148,366
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.360%	08/29/2006	2,655,578	2,655,578
Dexia Group Eurodollar Time Deposit 5.275%	08/10/2006	2,190,167	2,190,167
Dexia Group Eurodollar Time Deposit 5.300%	08/09/2006	1,779,511	1,779,511
Federal Home Loan Bank Discount Note 5.206%	08/16/2006	1,089,563	1,089,563
First Tennessee National Corporation Eurodollar Time Deposit 5.340%	08/23/2006	2,737,709	2,737,709
Fortis Bank Eurodollar Time Deposit 5.290%	08/07/2006	1,095,084	1,095,084
Freddie Mac Discount Note 5.201%	08/22/2006	616,490	616,490
General Electric Capital Corp. Commerical Paper 5.260%	08/02/2006	1,368,855	1,368,855
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		517,127	517,127
Harris NA Eurodollar Time Deposit 5.290%	08/07/2006	2,053,282	2,053,282
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	08/10/2006	2,053,282	2,053,282
National Australia Bank Eurodollar Time Deposit 5.290%	08/01/2006	5,393,287	5,393,287
Rabobank Nederland Eurodollar Time Deposit 5.290%	08/01/2006	2,053,282	2,053,282
Regions Bank Eurodollar Time Deposit 5.270%	08/04/2006	1,368,855	1,368,855
Royal Bank of Scotland Eurodollar Time Deposit 5.280%	08/09/2006	2,737,709	2,737,709

6

Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	08/11/2006	1,368,855	1,368,855
Societe Generale Eurodollar Time Deposit 5.200%	08/08/2006	1,368,855	1,368,855
Svenska Handlesbanken Eurodollar Time Deposit 5.290%	08/01/2006	5,163,985	5,163,985
The Bank of the West Eurodollar Time Deposit 5.250%	08/07/2006	2,327,053	2,327,053
Toronto Dominion Bank Eurodollar Time Deposit 5.400%	09/22/2006	1,095,084	1,095,084
UBS AG Eurodollar Time Deposit 5.250%	08/04/2006	2,053,282	2,053,282
Wells Fargo Eurodollar Time Deposit 5.330%	08/14/2006	547,541	547,541
Wells Fargo Eurodollar Time Deposit 5.330%	08/15/2006	1,368,854	1,368,854
Wells Fargo Eurodollar Time Deposit 5.400%	09/05/2006	2,053,281	2,053,281
			74,455,594

Repurchase Agreement — 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006 (e)		4,564,806	4,564,806

TOTAL SHORT-TERM INVESTMENTS (Cost $79,020,400)			79,020,400

TOTAL INVESTMENTS — 110.4% (Cost $714,128,168) (f)			$780,092,064

Other Assets/(Liabilities) — (10.4%)			(73,746,699)

NET ASSETS — 100.0%			$706,345,365

Notes to Portfolio of Investments

ADR - American Depository Receipt

EUR - Euro

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          Amount represents shares owned of the fund.

(d)         Represents investments of security lending collateral. (Note 2).

(e)          Maturity value of $4,565,262. Collateralized by a U.S. Government Agency obligation with a rate of 8.625%, maturity date of 09/25/2016, and an aggregate market value, including accrued interest, of $4,793,046.

(f)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Premier International Equity Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.0%
COMMON STOCK — 95.7%
Air Transportation — 1.0%
Easy Jet PLC (a)	1,189,293	9,897,075

Apparel, Textiles & Shoes — 3.0%
Burberry Group PLC	64,293	570,131
Hennes & Mauritz AB Cl. B	248,500	9,192,408
Next PLC	309,180	9,857,716
Puma AG Rudolf Dassler Sport	24,894	9,019,202
		28,639,457

Automotive & Parts — 4.6%
Bayerische Motoren Werke AG	141,022	7,271,931
Continental AG	201,966	20,611,142
Honda Motor Co. Ltd.	219,026	7,230,293
Toyota Motor Corp.	174,800	9,217,222
		44,330,588

Banking, Savings & Loans — 8.3%
Anglo Irish Bank Corp. PLC	1,126,526	16,328,675
Commerzbank AG	149,173	5,225,440
Credit Suisse Group	77,386	4,333,371
ICICI Bank, Ltd., Sponsored ADR (India) (b)	322,275	8,417,823
Joyo Bank Ltd.	1,045,000	6,388,105
Mitsubishi Tokyo Financial Group, Inc., JPY	1,329	18,616,324
Royal Bank of Scotland Group PLC	424,159	13,790,461
UniCredito Italiano SpA (b)	651,600	5,012,144
UniCredito Italiano SpA	357,585	2,753,358
		80,865,701

Beverages — 2.3%
Carlsberg AS Cl. B	75,300	5,546,712
Foster’s Group Ltd.	429,270	1,767,215
Heineken NV	111,700	5,246,766
Pernod-Ricard SA	47,930	9,970,328
		22,531,021

Broadcasting, Publishing & Printing — 3.7%
British Sky Broadcasting Group PLC	469,284	4,908,322
Gestevision Telecinco SA (b)	80,817	1,964,108
Grupo Televisa SA Sponsored ADR (Mexico)	357,100	6,613,492
Mediaset SpA	509,900	5,777,418
Publishing & Broadcasting	164,709	2,154,682
Societe Television Francaise 1 (b)	109,770	3,496,340
Sogecable SA (a)	0	11
Vivendi SA	150,240	5,085,835
ZEE Telefilms Ltd.	1,109,602	6,282,289
		36,282,497

1

Building Materials & Construction — 1.0%
McCarthy & Stone PLC	137,650	2,766,922
Sika AG (a)	6,107	7,028,955
		9,795,877

Chemicals — 1.3%
Filtrona PLC	863,072	4,575,458
Nufarm Ltd.	445,812	3,001,840
Syngenta AG (a)	32,207	4,634,352
		12,211,650

Commercial Services — 5.7%
ABB Ltd.	1,809,251	23,376,938
Boskalis Westminster	45,719	2,899,628
BTG PLC (a)	1,427,201	3,462,437
Bunzl PLC	650,783	7,581,590
Leighton Holdings Ltd.	252,607	3,728,704
Prosegur, Compania de Seguridad SA	292,229	7,235,963
Qinetiq PLC	1,244,400	3,879,286
Randstad Holdings NV	47,456	2,599,555
		54,764,101

Communications — 5.1%
KDDI Corp.	1,070	6,940,619
Nokia Oyj (b)	215,200	4,268,607
SK Telecom Co., Ltd. ADR (South Korea) (b)	82,756	1,937,318
Tandberg ASA (b)	1,111,100	10,336,306
Telefonaktiebolaget LM Ericsson Cl. B	5,902,400	18,537,158
Vodafone Group PLC	2,788,411	6,046,272
Vodafone Group PLC Interim B	3,186,755	891,616
		48,957,896

Computer & Data Processing Services — 0.5%
Sage Group PLC (The)	1,106,160	4,800,872

Computer & Other Data Processing Service — 1.2%
Autonomy Corp. PLC (a)	931,407	7,438,730
Business Objects SA (a)	76,170	1,848,747
Square Enix Co. Ltd. (b)	125,300	2,596,021
		11,883,498

Computer Related Services — 1.1%
Infosys Technologies Ltd.	289,218	10,364,203

Computers & Information — 1.8%
Canon, Inc.	236,100	11,381,180
Logitech International (a)	321,974	6,538,924
		17,920,104

Consumer Services — 2.0%
Capita Group PLC	1,959,430	19,118,640

Cosmetics & Personal Care — 0.9%
L’Oreal SA	89,060	8,918,835

2

Electric Utilities — 0.3%
Ceres Power Holdings PLC (a)	532,270	2,801,056

Electrical Equipment & Electronics — 4.8%
ASM International NV (a) (b)	262,200	4,074,588
Benq Corp. (a)	6,682,000	3,618,699
Keyence Corp.	27,309	6,219,504
Koninklijke Philips Electronics NV	139,600	4,604,456
Nippon Electric Glass Co., Ltd.	165,000	3,686,259
Omron Corp.	207,021	5,213,178
Samsung Electronics Co., Ltd.	6,599	4,188,912
Sony Corp.	147,100	6,780,824
Ushio, Inc.	396,000	8,444,552
		46,830,972

Energy — 4.1%
BG Group PLC	573,220	7,705,137
BP PLC, Sponsored ADR (United Kingdom)	130,200	9,442,104
Fortum Oyj	250,200	6,774,780
Neste Oil Oyj	80,975	2,803,425
Total SA	186,970	12,738,010
		39,463,456

Entertainment & Leisure — 0.8%
News Corp., Inc. CDI	99,897	1,982,973
William Hill PLC	488,630	5,390,936
		7,373,909

Financial Services — 5.8%
3i Group PLC	428,611	7,422,843
Collins Stewart Holdings PLC	1,226,191	17,613,371
Housing Development Finance Corp.	176,900	4,487,022
Marschollek Lautenschlaeger und Partner AG (b)	130,465	2,493,864
Mediobanca SpA	217,300	4,412,945
Societe Generale Cl. A	63,850	9,522,619
UBS AG Registered	127,114	6,915,229
United Internet AG Registered	234,896	3,028,761
		55,896,654

Food Retailers — 0.2%
Morrison (WM) Supermarkets	455,200	1,737,358

Foods — 1.3%
Cadbury Schweppes PLC	389,730	3,807,599
Carrefour SA	26,580	1,655,937
Nestle SA	13,920	4,558,282
Royal Numico NV (b)	59,994	2,873,658
		12,895,476

Healthcare/Drugs — 0.3%
Astellas Pharma, Inc.	70,870	2,820,269

Heavy Construction — 2.1%
Technip SA (b)	298,370	16,015,808
Vinci SA	42,540	4,320,784
		20,336,592

3

Heavy Machinery — 1.9%
Neomax Co. Ltd. (b)	276,276	5,163,002
Nidec Corp.	110,600	7,848,201
Takeuchi Manufacturing Co., Ltd.	116,642	5,366,018
		18,377,221

Household Products — 0.8%
SEB SA (b)	73,763	8,193,539

Industrial - Diversified — 0.7%
Siemens AG	84,962	6,842,718

Information Retrieval Services — 0.2%
Yahoo! Japan Corp.	4,688	1,984,908

Insurance — 1.6%
Allianz AG	42,277	6,634,953
AMP Ltd.	705,492	4,858,393
Prudential PLC	398,320	4,183,324
		15,676,670

Manufacturing — 1.9%
Aalberts Industries NV	256,978	18,546,357

Medical Supplies — 9.9%
Art Advanced Physical Certificate (a)	948,700	522,932
Art Advanced Research Technologies, Inc. (a)	5,704,774	3,144,524
Cie Generale d’Optique Essilor International SA	74,590	7,450,803
Hoya Corp.	272,800	9,531,544
Luxottica Group SpA (b)	363,600	10,036,368
NeuroSearch A/S (a) (b)	157,620	4,581,556
Nicox SA (a) (b)	867,739	10,362,257
Novogen Ltd. (a)	4,509,736	10,297,338
Ortivus AB, A Shares (a)	114,300	457,990
Ortivus AB, B Shares	573,310	2,179,384
Ortivus AB, B Shares (a)	286,655	1,029,780
Phonak Holding AG Registered	39,438	2,487,183
Safilo SpA (a)	479,758	2,344,625
SkyePharma PLC (a)	2,716,437	1,419,530
Synthes, Inc. (b)	35,934	4,144,165
Terumo Corp.	185,000	6,687,798
William Demant Holding (a) (b)	261,500	19,598,110
		96,275,887

Metals & Mining — 2.4%
Impala Platinum Holdings Ltd.	75,900	14,170,523
Rio Tinto PLC	169,985	8,847,079
		23,017,602

4

Pharmaceuticals — 3.7%
GlaxoSmithKline PLC	93,163	2,573,738
H. Lundbeck AS	67,700	1,648,687
Marshall Edwards, Inc.	97,405	31,521
Marshall Edwards, Inc. (a)	1,433,580	4,530,113
Roche Holding AG	33,758	6,002,257
Sanofi-Aventis	94,793	9,008,197
Shionogi & Co., Ltd.	226,000	4,290,740
Takeda Pharmaceutical Co., Ltd.	99,500	6,426,745
Teva Pharmaceutical Sponsored ADR (Israel)	45,600	1,508,448
		36,020,446

Real Estate — 2.8%
Daito Trust Construction Co., Ltd.	103,412	5,618,025
Solidere GDR (Lebanon) (b) (c)	572,387	9,959,534
Sumitomo Realty & Development Co., Ltd.	474,000	11,768,924
		27,346,483

Retail — 2.6%
Compagnie Financiere Richemont AG, A Units	129,270	5,828,928
Dixons Group PLC	281,291	1,047,472
The Swatch Group AG Cl. B	33,812	6,013,193
Wolseley PLC	490,520	10,438,074
Woolworths Ltd.	125,049	1,822,052
		25,149,719

Retail - General — 1.3%
Gus PLC	266,295	5,001,899
Inditex SA	175,700	7,626,662
		12,628,561

Toys, Games — 0.9%
Nintendo Co., Ltd.	46,900	8,759,259

Transportation — 1.8%
Carnival Corp. (b)	147,900	5,762,184
Hyundai Heavy Industries Co., Ltd.	61,092	7,214,580
Tsakos Energy Navigation Ltd.	102,794	4,595,920
		17,572,684

TOTAL COMMON STOCK
(Cost $671,639,675)		927,829,811

PREFERRED STOCK — 3.3%
Aerospace & Defense — 1.3%
Embraer-Empresa Bras de Aeronautica	1,458,819	12,552,083

Automotive & Parts — 0.2%
Porsche AG	2,556	2,501,756

Insurance — 0.7%
Ceres Group, Inc. (d)	66,772	434,018
Ceres Group, Inc., Seres D (d)	29,700	193,050
Ceres Group, Inc., Series C (d)	930,048	6,045,312
		6,672,380

5

Metals & Mining — 1.1%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	526,300	10,473,370

TOTAL PREFERRED STOCK
(Cost $16,804,833)		32,199,589

TOTAL EQUITIES
(Cost $688,444,508)		960,029,400

WARRANTS - 0.1%
Pharmaceuticals
Marshall Edwards, Inc. Warrants	278,300	732,124

TOTAL WARRANTS
(Cost $807,070)		732,124

TOTAL LONG TERM INVESTMENTS
(Cost $689,251,578)		960,761,524

		Principal
		Amount
SHORT-TERM INVESTMENTS — 10.2%
Cash Equivalents — 9.4% (f)
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	834,990	834,990
Abbey National PLC Eurodollar Time Deposit
5.290%	08/11/2006	2,504,977	2,504,977
ABN Amro Bank NV Certificate of Deposit
5.305%	11/21/2006	834,992	834,992
American Beacon Funds Money Market Fund (e)		660,972	660,972
Bank of America
5.270%	09/12/2006	1,669,985	1,669,985
Bank of America
5.310%	03/08/2007	1,669,985	1,669,985
Bank of Montreal Eurodollar Time Deposit
5.290%	08/03/2006	1,669,985	1,669,985
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/08/2006	1,669,985	1,669,985
Bank of Nova Scotia Eurodollar Time Deposit
5.320%	08/16/2006	3,339,969	3,339,969
Barclays Eurodollar Time Deposit
5.150%	08/01/2006	2,504,977	2,504,977
BGI Institional Money Market Fund
5.224%	08/01/2006	2,872,749	2,872,749
BNP Paribas Eurodollar Time Deposit
5.260%	08/08/2006	4,675,957	4,675,957
Branch Banker &Trust Eurodollar Time Deposit
5.355%	08/28/2006	3,005,972	3,005,972
Calyon Eurodollar Time Deposit
5.300%	08/08/2006	1,669,985	1,669,985
Calyon Eurodollar Time Deposit
5.370%	09/01/2006	3,840,965	3,840,965

6

Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.360%	08/29/2006	3,239,770	3,239,770
Dexia Group Eurodollar Time Deposit
5.275%	08/10/2006	2,671,975	2,671,975
Dexia Group Eurodollar Time Deposit
5.300%	08/09/2006	2,170,980	2,170,980
Federal Home Loan Bank Discount Note
5.206%	08/16/2006	1,329,253	1,329,253
First Tennessee National Corporation Eurodollar Time Deposit
5.340%	08/23/2006	3,339,969	3,339,969
Fortis Bank Eurodollar Time Deposit
5.290%	08/07/2006	1,335,988	1,335,988
Freddie Mac Discount Note
5.201%	08/22/2006	752,110	752,110
General Electric Capital Corp. Commerical Paper
5.260%	08/02/2006	1,669,985	1,669,985
Goldman Sachs Financial Square Prime Obligations Money Market Fund (e)		630,888	630,888
Harris NA Eurodollar Time Deposit
5.290%	08/07/2006	2,504,977	2,504,977
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/10/2006	2,504,977	2,504,977
National Australia Bank Eurodollar Time Deposit
5.290%	08/01/2006	6,579,739	6,579,739
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/01/2006	2,504,977	2,504,977
Regions Bank Eurodollar Time Deposit
5.270%	08/04/2006	1,669,985	1,669,985
Royal Bank of Scotland Eurodollar Time Deposit
5.280%	08/09/2006	3,339,969	3,339,969
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit
5.300%	08/11/2006	1,669,985	1,669,985
Societe Generale Eurodollar Time Deposit
5.200%	08/08/2006	1,669,985	1,669,985
Svenska Handlesbanken Eurodollar Time Deposit
5.290%	08/01/2006	6,299,994	6,299,994
The Bank of the West Eurodollar Time Deposit
5.250%	08/07/2006	2,838,974	2,838,974
Toronto Dominion Bank Eurodollar Time Deposit
5.400%	09/22/2006	1,335,988	1,335,988
UBS AG Eurodollar Time Deposit
5.250%	08/04/2006	2,504,977	2,504,977
Wells Fargo Eurodollar Time Deposit
5.330%	08/14/2006	667,994	667,994
Wells Fargo Eurodollar Time Deposit
5.330%	08/15/2006	1,669,985	1,669,985
Wells Fargo Eurodollar Time Deposit
5.400%	09/05/2006	2,504,977	2,504,977
			90,834,846

7

Repurchase Agreement — 0.8%
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006, 3.60%, due 08/01/2006 (g)	8,123,760	8,123,760

TOTAL SHORT-TERM INVESTMENTS
(Cost $98,958,606)		98,958,606

TOTAL INVESTMENTS — 109.3%
(Cost $788,210,184) (h)		$1,059,720,130

Other Assets/(Liabilities) — (9.3%)		(90,441,333)

NET ASSETS — 100.0%		$969,278,797

Notes to Portfolio of Investments

ADR - American Depository Receipt

EUR - Euro

GDR - Global Depository Receipt

JPY - Japanese Yen

(a)           Non-income producing security.

(b)           Denotes all or a portion of security on loan. (Note 2).

(c)           Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)           This security is valued in good faith under procedures established by the board of trustees.

(e)           Amount represents shares owned of the fund.

(f)            Represents investments of security lending collateral. (Note 2).

(g)           Maturity value of $8,124,572. Collateralized by U.S Government Agency obligation with a rate of 8.20%, maturity value, including accrued interest, of $8,529,948.

(h)           See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Premier Focused International Fund — Portfolio of Investments

July 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 94.4%
COMMON STOCK — 90.7%
Apparel, Textiles & Shoes — 1.9%
Geox SpA	11,988	142,344

Automotive & Parts — 2.1%
Isuzu Motors, Ltd.	43,000	155,119

Banking, Savings & Loans — 21.7%
Bank of China Ltd.-H (a)	133,000	58,703
Bank of Ireland (Great Britain)	6,458	114,663
Bank of Ireland (Ireland)	886	15,753
Commerzbank AG	3,813	133,567
Credit Agricole SA	4,093	164,497
Danske Bank A/S	3,435	131,462
Julius Baer Holding AG	1,658	153,806
Mitsubishi Tokyo Financial Group, Inc., JPY	10	140,078
Mizuho Financial Group, Inc.	17	142,741
Piraeus Bank SA	5,898	147,435
Royal Bank of Scotland Group PLC	4,155	135,089
Standard Chartered PLC	5,265	133,060
Sumitomo Mitsui Financial Group, Inc.	13	138,328
		1,609,182

Beverages — 2.5%
C&C Group PLC	18,014	188,514

Chemicals — 4.1%
Shin-Etsu Chemical Co. Ltd.	2,600	150,491
TGS Nopec Geophysical Co. ASA (a)	8,800	155,085
		305,576

Commercial Services — 3.4%
SembCorp Industries, Ltd.	61,000	131,567
Yamato Transport Co. Ltd.	8,000	118,004
		249,571

Computer Software/Services — 1.8%
Software AG	2,401	135,729

Diversified Financial — 1.8%
Nomura Holdings, Inc.	7,300	130,368

Electrical Equipment & Electronics — 2.0%
Rolls-Royce Group PLC (a)	18,198	149,730

Electronics — 1.7%
Rohm Co. Ltd.	1,500	127,512

1

Energy — 12.0%
BG Group PLC	10,827	145,535
Furgo NV	3,273	140,658
PetroChina Co. Ltd. Cl. H	136,000	155,398
Statoil ASA	5,200	155,271
Total SA	2,183	148,725
Woodside Petroleum Ltd.	4,348	143,091
		888,678

Financial Services — 7.7%
Hellenic Exchanges SA	7,364	111,765
Icap PLC	17,470	153,646
Man Group PLC	3,488	159,798
Shire PLC	9,280	149,480
		574,689

Foods — 4.0%
Parmalat SpA (a)	45,811	148,320
Rational AG (a)	851	147,394
		295,714

Heavy Construction — 2.1%
Vinci SA	1,564	158,855

Home Construction, Furnishings & Appliances — 2.0%
Matsushita Electric Industrial Co. Ltd.	7,000	145,471

Industrial - Diversified — 2.2%
Keppel Corp. Ltd.	17,000	164,764

Insurance — 2.1%
QBE Insurance Group Ltd.	9,372	158,081

Metals & Mining — 5.9%
Anglo American PLC	3,481	146,105
Boliden AB	8,500	150,659
Lonmin PLC	2,517	137,451
		434,215

Real Estate — 7.8%
Capitaland Ltd.	51,000	132,763
Guangzhou R&F Properties Co., Ltd. Cl. H	31,600	151,396
Immoeast Immobilien Anlagen AG (a)	12,413	142,061
Mitsui Fudosan Co. Ltd.	7,000	148,482
		574,702

Telephone Utilities — 1.9%
Cosmote Mobile Communications SA	6,270	140,853

TOTAL COMMON STOCK
(Cost $6,138,945)		6,729,667

PREFERRED STOCK — 3.7%
Healthcare/Drugs — 1.9%
Fresenius AG	875	143,722

2

Media — 1.8%
ProSieben Sat.1 Media AG	5,217	133,308

TOTAL PREFERRED STOCK
(Cost $290,183)		277,030

TOTAL EQUITIES
(Cost $6,429,128)		7,006,697

	Principal
	Amount
SHORT-TERM INVESTMENTS — 7.1%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 07/31/2006, 3.60%, due 08/01/2006 (b)	526,198	526,198

TOTAL SHORT-TERM INVESTMENTS
(Cost $526,198)		526,198

TOTAL INVESTMENTS — 101.5%
(Cost $6,955,326) (c)		$7,532,895

Other Assets/(Liabilities) — (1.5%)		(112,686)

NET ASSETS — 100.0%		$7,420,209

Notes to Portfolio of Investments

JPY - Japanese Yen

(a)                                  Non-income producing security.

(b)                                 Maturity value of $526,251. Collateralized by a U.S. Government Agency obligation with a rate of 8.125%, maturity date of 01/25/2010, and an aggregate market value, including accrued interest, of $552,508.

(c)                                  See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MassMutual Premier Funds, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Premier Money Market Fund (“Money Market Fund”), MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”), MassMutual Premier Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MassMutual Premier Core Bond Fund (“Core Bond Fund”), MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”), MassMutual Premier Strategic Income Fund (“Strategic Income Fund”), MassMutual Premier High Yield Fund (“High Yield Fund”), MassMutual Premier Balanced Fund (“Balanced Fund”), MassMutual Premier Value Fund (“Value Fund”), MassMutual Premier Enhanced Index Value Fund (“Enhanced Index Value Fund”), MassMutual Premier Enhanced Index Value Fund II (“Enhanced Index Value Fund II”), MassMutual Premier Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MassMutual Premier Main Street Fund (“Main Street Fund”), MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”), MassMutual Premier Core Growth Fund (“Core Growth Fund”), MassMutual Premier Enhanced Index Growth Fund (“Enhanced Index Growth Fund”), MassMutual Premier Discovery Value Fund (“Discovery Value Fund”) (formerly known as MassMutual Premier Mid-Cap Value Fund), MassMutual Premier Small Capitalization Value Fund (“Small Capitalization Value Fund”), MassMutual Premier Small Company Opportunities Fund (“Small Company Opportunities Fund”), MassMutual Premier Global Fund (“Global Fund”), MassMutual Premier International Equity Fund (“International Equity Fund”) and MassMutual Premier Focused International Fund (“Focused International Fund”).

The Discovery Value Fund and Focused International Fund commenced operations on December 1, 2005.

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all Funds, excluding the Money Market Fund, short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule

2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At July 31, 2006, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities
	on Loan	Collateral

Short-Duration Bond Fund	$10,291,018	$10,513,500
Core Bond Fund	283,111,259	289,429,533
Diversified Bond Fund	128,263,633	131,206,408
Strategic Income Fund	10,138,909	10,428,258
High Yield Fund	13,304,089	13,638,062
Balanced Fund	20,922,605	21,500,184
Value Fund	23,162,358	24,000,427
Enhanced Index Value Fund	9,677,835	10,015,642
Enhanced Index Value Fund II	16,280,818	16,772,216
Enhanced Index Core Equity Fund	2,835,505	2,937,908
Main Street Fund	18,689,511	19,248,917
Capital Appreciation Fund	68,457,968	72,412,117
Core Growth Fund	3,396,236	3,485,600
Enhanced Index Growth Fund	3,809,578	3,946,701
Discovery Value Fund	1,425,055	1,479,200
Small Capitalization Value Fund	20,970,022	22,135,273
Small Company Opportunities Fund	90,742,847	94,703,817
Global Fund	70,276,485	74,455,594
International Equity Fund	86,354,295	90,834,846

For each Fund, the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in the process of recall from the brokers. At July 31, 2006, the Funds listed below had securities on loan with pending sales.

Market Value of
Pending Sales
Balanced Fund	$88,530
Enhanced Index Value Fund	382,636
Enhanced Index Value Fund II	687,296
Enhanced Index Growth Fund	113,161

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of open forward foreign currency contracts for the Strategic Income Fund at July 31, 2006, is as follows:

			In
	Contracts		Exchange		Unrealized
Settlement	to	Units of	for U.S.	Contracts at	Appreciation
Date	Deliver/Receive	Currency	Dollars	Value	(Depreciation)

Strategic Income Fund
BUYS

08/22/06	Argentinian Peso	2,800,000	$904,393	$909,977	$5,584
08/22/06	Australian Dollar	360,000	270,731	275,615	4,884
02/21/07	Brazilian Real	7,660,000	3,308,851	3,362,959	54,108
08/02/06	Brazilian Real	2,400,000	1,066,430	1,103,702	37,272
09/05/06	Brazilian Real	2,000,000	904,773	919,752	14,979
09/22/06	Brazilian Real	10,365,000	4,001,930	4,720,009	718,079
09/25/06	Brazilian Real	4,320,000	1,671,180	1,963,851	292,671
10/27/06	Brazilian Real	650,000	292,529	292,854	325
10/31/06	Brazilian Real	2,750,000	1,091,972	1,238,021	146,049
08/07/06	British Pound Sterling	80,000	147,972	149,220	1,248
08/15/06	British Pound Sterling	250,000	461,078	466,313	5,235
09/05/06	British Pound Sterling	750,000	1,326,627	1,398,941	72,314
12/27/06	British Pound Sterling	100,000	182,651	187,248	4,597
09/11/06	Chilean Peso	255,000,000	470,784	472,845	2,061
09/29/06	Chilean Peso	107,000,000	194,669	198,256	3,587
08/07/06	Euro Dollar	190,000	240,626	242,375	1,749

08/08/06	Euro Dollar	480,000	603,811	612,315	8,504
09/05/06	Euro Dollar	3,000,000	3,687,600	3,826,970	139,370
09/06/06	Euro Dollar	1,500,000	1,909,560	1,913,791	4,231
10/03/06	Euro Dollar	2,850,000	3,598,493	3,651,529	53,036
12/06/06	Euro Dollar	2,000,000	2,599,680	2,572,022	(27,658)
08/10/06	Indian Rupee	41,000,000	887,446	881,436	(6,010)
08/07/06	Japanese Yen	14,000,000	122,914	122,367	(547)
09/01/06	Japanese Yen	330,000,000	2,888,049	2,884,363	(3,686)
09/05/06	Japanese Yen	450,000,000	3,964,530	3,933,223	(31,307)
11/30/06	Japanese Yen	150,000,000	1,373,878	1,332,778	(41,100)
12/11/06	Japanese Yen	255,000,000	2,254,044	2,269,109	15,065
12/12/06	Japanese Yen	332,000,000	2,960,295	2,954,693	(5,602)
12/13/06	Japanese Yen	220,000,000	1,974,865	1,958,195	(16,670)
12/14/06	Japanese Yen	313,000,000	2,781,188	2,786,356	5,168
12/15/06	Japanese Yen	383,000,000	3,410,204	3,409,967	(237)
11/16/06	Malaysian Ringgit	1,080,000	306,522	296,969	(9,553)
11/17/06	Malaysian Ringgit	1,090,000	308,607	299,734	(8,873)
08/07/06	Mexican Peso	6,400,000	570,134	589,104	18,970
10/24/06	Mexican Peso	8,100,000	741,215	739,883	(1,332)
01/24/08	New Turkish Lira	2,765,000	1,850,736	1,553,528	(297,208)
02/01/08	New Turkish Lira	2,100,000	1,114,531	1,177,354	62,823
08/08/06	New Turkish Lira	1,585,000	1,105,534	1,065,188	(40,346)
08/21/06	New Turkish Lira	1,400,000	875,000	940,860	65,860
09/21/06	New Turkish Lira	1,370,000	829,551	904,186	74,635
09/22/06	New Turkish Lira	783,000	477,973	516,309	38,336
10/17/06	Norwegian Krone	2,410,000	387,921	392,762	4,841
08/22/06	Philippine Peso	48,000,000	910,194	931,858	21,664
08/02/06	Republic of Korea Won	698,000,000	743,463	730,661	(12,802)
09/05/06	Republic of Korea Won	654,000,000	692,063	684,602	(7,461)
11/02/06	Republic of Korea Won	698,000,000	732,155	732,270	115
08/11/06	South African Rand	4,050,000	558,891	588,064	29,173
09/26/06	South African Rand	8,280,000	1,130,431	1,191,514	61,083
08/15/06	Swedish Krona	3,300,000	455,331	455,959	628
08/16/06	Swedish Krona	13,830,000	1,907,136	1,910,881	3,745
08/08/06	Swiss Franc	4,430,000	3,666,308	3,595,196	(71,112)
08/09/06	Swiss Franc	1,650,000	1,345,840	1,339,068	(6,772)
10/17/06	Thai Baht	29,000,000	765,677	766,437	760
					$1,384,473
SELLS

08/22/06	Australian Dollar	2,930,000	2,236,176	2,243,200	(7,024)
02/21/07	Brazilian Real	4,935,000	2,162,103	2,166,606	(4,503)
08/02/06	Brazilian Real	2,400,000	1,093,399	1,103,702	(10,303)
09/22/06	Brazilian Real	10,365,000	4,276,872	4,720,009	(443,137)
10/27/06	Brazilian Real	650,000	296,263	292,854	3,409
10/31/06	Brazilian Real	1,560,000	710,868	702,295	8,573
08/01/06	British Pound Sterling	4,787	8,907	8,929	(22)
08/07/06	British Pound Sterling	460,000	807,516	858,017	(50,501)
08/15/06	British Pound Sterling	250,000	461,905	466,314	(4,409)

09/01/06	British Pound Sterling	520,000	969,935	969,932	3
09/05/06	British Pound Sterling	750,000	1,316,538	1,398,941	(82,403)
12/27/06	British Pound Sterling	200,000	371,266	374,496	(3,230)
08/17/06	Canadian Dollar	565,000	489,771	502,312	(12,541)
09/01/06	Canadian Dollar	1,090,000	965,191	969,061	(3,870)
10/27/06	Canadian Dollar	1,090,000	957,821	967,064	(9,243)
08/21/06	Chinese Yuan Renminbi	7,200,000	902,753	903,501	(748)
08/21/06	Czech Republic Koruna	20,000,000	884,682	893,971	(9,289)
01/31/07	Euro Dollar	630,000	805,077	812,699	(7,622)
08/07/06	Euro Dollar	900,000	1,099,935	1,148,091	(48,156)
08/08/06	Euro Dollar	480,000	621,634	612,315	9,319
09/01/06	Euro Dollar	760,000	970,946	969,499	1,447
09/05/06	Euro Dollar	3,000,000	3,627,855	3,826,970	(199,115)
09/06/06	Euro Dollar	1,500,000	1,818,690	1,913,791	(95,101)
10/05/06	Euro Dollar	1,590,000	2,039,348	2,037,418	1,930
10/06/06	Euro Dollar	875,000	1,119,475	1,121,289	(1,814)
11/20/06	Euro Dollar	250,000	324,838	321,218	3,620
12/06/06	Euro Dollar	3,000,000	3,815,070	3,858,032	(42,962)
10/03/06	Hungarian Forint	324,000,000	1,424,501	1,513,462	(88,961)
08/07/06	Japanese Yen	92,000,000	806,137	804,125	2,012
08/21/06	Japanese Yen	100,000,000	858,730	874,049	(15,319)
09/05/06	Japanese Yen	450,000,000	3,944,292	3,933,223	11,069
11/30/06	Japanese Yen	300,000,000	2,742,682	2,665,556	77,126
12/12/06	Japanese Yen	52,000,000	459,608	462,783	(3,175)
12/15/06	Japanese Yen	200,000,000	1,785,922	1,780,661	5,261
08/07/06	Mexican Peso	6,400,000	576,327	589,104	(12,777)
01/24/08	New Turkish Lira	2,765,000	1,481,068	1,553,528	(72,460)
02/01/08	New Turkish Lira	2,100,000	1,105,142	1,177,354	(72,212)
08/08/06	New Turkish Lira	1,585,000	1,013,179	1,065,188	(52,009)
09/21/06	New Turkish Lira	4,920,000	2,903,484	3,247,151	(343,667)
09/22/06	New Turkish Lira	1,070,000	621,966	705,557	(83,591)
08/02/06	Republic of Korea Won	698,000,000	730,126	730,661	(535)
10/03/06	Slovakia Koruna	22,000,000	720,178	737,802	(17,624)
08/11/06	South African Rand	4,050,000	565,548	588,064	(22,516)
09/26/06	South African Rand	8,280,000	1,147,668	1,191,514	(43,846)
08/07/06	Swedish Krona	6,500,000	903,504	898,100	5,404
08/15/06	Swedish Krona	3,300,000	453,431	455,959	(2,528)
08/16/06	Swedish Krona	13,830,000	1,912,620	1,910,881	1,739
08/08/06	Swiss Franc	2,250,000	1,820,158	1,826,002	(5,844)
08/21/06	Swiss Franc	1,100,000	884,511	892,712	(8,201)

					$(1,750,346)

Delayed Delivery Transactions, When-Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

A summary of open obligations for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund under these forward commitments at July 31, 2006 are as follows:

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Appreciation (Depreciation)

Short-Duration Bond Fund
FNMA TBA
5.5% 08/01/2036	Aug-06	$25,539,000	$25,006,084	$24,800,765	$(205,319)

Core Bond Fund
FNMA TBA
5.0% 08/01/2036	Aug-06	$25,150,000	$23,479,883	$23,796,223	$316,340
5.5% 08/01/2036	Aug-06	127,788,000	122,623,153	124,094,135	1,470,982
					$1,787,322
Diversified Bond Fund
FNMA TBA
5.0% 08/01/2036	Aug-06	$24,500,000	$22,870,703	$23,181,212	$310,509
5.5% 08/01/2036	Aug-06	29,887,000	28,669,474	29,023,080	353,606
					$664,115
Strategic Income Fund
FNMA TBA
5.0% 08/01/2036	Aug-06	$2,175,000	$2,027,059	$2,057,924	$30,865
5.5% 08/01/2036	Aug-06	2,828,000	2,730,057	2,759,671	29,614
6.0% 08/01/2036	Aug-06	2,416,000	2,405,273	2,420,149	14,876
6.5% 08/01/2036	Aug-06	772,000	775,136	780,866	5,730
					$81,085
FHLMC TBA
5.0% 08/01/2036	Aug-06	$205,000	$191,227	$193,821	$2,594

Balanced Fund
FNMA TBA
5.0% 08/01/2036	Aug-06	$1,700,000	$1,587,109	$1,608,492	$21,383
5.5% 08/01/2036	Aug-06	2,125,000	2,039,156	2,063,574	24,418
					$45,801

Financial Futures Contracts

The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the High Yield Fund, the Balanced Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Enhanced Index Growth Fund, the Discovery Value Fund, the Small Capitalization Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at July 31, 2006, is as follows:

			Notional	Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Core Bond Fund
BUYS
1,570	U.S. Treasury Note 5 Year	10/4/2006	163,623,438	$483,529
258	U.S. Treasury Note 2 Year	10/4/2006	52,494,938	31,084
				$514,613
Diversified Bond Fund
BUYS
325	U.S. Treasury Note 5 Year	10/4/2006	33,871,094	$100,094
64	U.S. Treasury Note 2 Year	10/4/2006	13,022,000	7,711
				$107,805
Strategic Income Fund
BUYS
11	Mini JGB 10 Year	9/7/2006	1,267,112	$790
28	Euro Schatz	9/11/2006	3,722,938	2,304
1	Long Gilt Index	9/29/2006	204,871	(1,028)
2	IBEX 35 Index	8/18/2006	302,014	15,596
6	Japanese Government Bond 10 Year	9/20/2006	6,920,960	(27,292)
18	Euro Bobl	9/11/2006	2,524,250	9,860
17	Euro Bund	9/11/2006	2,533,923	26,051
1	S&P/MIB Index	9/15/2006	234,658	12,506
8	MSCI Taiwan Index	8/29/2006	210,640	2,640
66	U.S. Treasury Note 10 Year	9/29/2006	6,988,063	89,599
87	U.S. Long Bond	9/29/2006	9,420,469	128,111
2	SPI 200 Index	9/15/2006	190,464	4,682
				$263,819
SELLS
7	CAC40 Index	8/18/2006	448,394	$(22,459)
12	Canadian Bond 10 Year	9/29/2006	1,196,231	(15,003)
69	S&P 500 Index	9/15/2006	4,422,210	(52,010)
25	U.S treasury Note 5 Year	10/4/2006	2,605,469	(5,859)
8	Nikkei 225 Index	9/8/2006	1,077,293	(5,035)
24	NASDAQ 100 Index	9/15/2006	729,000	(24,927)
2	S&P/TSE 60 Index	9/14/2006	236,868	(17,728)
75	U.S Treasury Note 2 Year	10/4/2006	15,260,156	(35,348)
12	Australian Bond 10 Year	9/15/2006	930,586	14,005
10	FTSE 100 Index	9/15/2006	1,104,547	(42,494)
				$(206,858)
Balanced Fund
BUYS
118	S&P 500 Index	9/15/2006	7,562,620	$23,339
45	U.S. Treasury Note 5 Year	10/4/2006	4,689,844	13,859
11	U.S. Treasury Note 2 Year	10/4/2006	2,238,156	1,325
				$38,523

Options

The Funds may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. See the Portfolio of Investments of the Strategic Income Fund for open purchased option contracts as of July 31, 2006.

The Funds may also “write” put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security  price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A summary of open written option contracts for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at July 31, 2006, is as follows:

Notional	Expiration	Market
Amount	Date	Description	Premiums	Value
Short-Duration Bond Fund
$11,055,000	4/14/2008	Goldman Swaption, Strike 5.68%	$643,971	$577,044

Core Bond Fund
$35,376,000	4/14/2008	Goldman Swaption, Strike 5.68%	$2,060,709	$1,846,542

Diversified Bond Fund
$7,839,000	4/14/2008	Goldman Swaption, Strike 5.68%	$456,634	$409,177

Strategic Income Fund
$1,206,000,000	9/21/2006	Deutsche Japanese Yen Option	$25,287	$530
4	8/16/2006	Goldman Brazilian Real Swaption	68,514	68,332
40	9/14/2006	Goldman Swiss Franc Swaption	249,732	258,272
3,300	8/31/2006	Goldman Indian Rupee Swaption	212,085	222,003
2,700,000	9/15/2006	JP Morgan Mexican Peso Swaption	2,998	55
11,800	1/30/2007	JP Morgan Turkish Lira Swaption	20,009	20,009
			$578,625	$569,201

Balanced Fund
$1,507,500	4/14/2008	Goldman Swaption, Strike 5.68%	$87,814	$78,688

Transactions in options written for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund during the period ended July 31, 2006 were as follows:

	Number of	Premiums
	Contracts	Received
Short-Duration Bond Fund
Option outstanding at October 31, 2005	—	$—
Options written	16,255,000	648,755
Options terminated in closing purchase transactions	(5,200,000)	(4,784)
Option outstanding at July 31, 2006	11,055,000	$643,971

Core Bond Fund
Option outstanding at October 31, 2005	—	$—
Options written	51,776,000	2,075,797
Options terminated in closing purchase transactions	(16,400,000)	(15,088)
Option outstanding at July 31, 2006	35,376,000	$2,060,709

Diversified Bond Fund
Option outstanding at October 31, 2005	—	$—
Options written	11,389,000	459,900
Options terminated in closing purchase transactions	(3,550,000)	(3,266)
Option outstanding at July 31, 2006	7,839,000	$456,634

Strategic Income Fund
Option outstanding at October 31, 2005	2,680,000	$10,988
Options written	1,206,281,874	800,487
Options terminated in closing purchase transactions	(2,680,033)	(232,850)
Option outstanding at July 31, 2006	1,206,281,841	$578,625

Balanced Fund
Option outstanding at October 31, 2005	—	$—
Options written	2,257,500	88,504
Options terminated in closing purchase transactions	(750,000)	(690)
Option outstanding at July 31, 2006	1,507,500	$87,814

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trustees.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

A summary of open swap agreements for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at July 31, 2006, is as follows:

Short-Duration Bond Fund

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Credit Default Swaps
2,500,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$(14,798)

5,000,000 USD	12/20/2010	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(47,337)

5,000,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(56,411)

1,250,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/14/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(6,064)

6,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/6/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. - X.	(14,074)

6,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(19,738)

6,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Co. Note.	(7,819)

6,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corp. Senior Note.	(8,757)

6,000,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/9/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(24,230)

6,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corp. Senior Note.	(5,396)

18,000,000 USD	10/12/2052	Agreement with Goldman Sachs, dated 3/7/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBS Index NA.A.1.	(50,521)

5,200,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 3/21/06 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(19,173)

875,000 USD	6/20/2013	Agreement with Barclays Bank PLC, dated 3/30/06 to pay 0.71% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	(5,294)

1,900,000 USD	6/20/2013	Agreement with Goldman Sachs, dated 4/13/06, to pay 0.82% times the notional amount. The Fund receives payment only upon a default event of Tribune Co. notes.	75,213

875,000 USD	6/20/2013	Agreement with Barclays Bank PLC, dated 3/30/06 to pay 0.70% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	(4,063)

1,350,000 USD	6/20/2013	Agreement with Bank of America, dated 5/25/06, to pay 1.03% times the notional amount. The Fund receives payment only upon a default event of Belo.	7,568

1,750,000 USD	9/20/2011	Agreement with Goldman Sachs, dated 7/13/06, to pay 0.78% times the notional amount. The Fund receives payment only upon a default event of Verizon.	(6,335)

1,200,000 USD	6/20/2016	Agreement with Barclays Bank PLC, dated 7/20/06, to pay 5.38% times the notional amount. The Fund receives payment only upon a default event of IG6 10 year.	5,085

12,000,000 USD	6/20/2016	Agreement with Barclays Bank PLC, dated 7/20/06, to pay 0.65% times the notional amount. The Fund receives payment only upon a default event of IG6 10 year.	(4,038)

Interest Rate Swaps

21,150,000 USD	12/14/2009	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 Month Floating LIBOR	674,591

38,670,000 USD	12/12/2012	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	(1,462,152)

47,430,000 USD	12/12/2025	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 Month Floating LIBOR.	2,457,838

28,560,000 USD	12/12/2035	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 Month Floating LIBOR	(1,592,670)

Total Return Swaps
18,000,000 USD	4/1/2007	Agreement with Goldman Sachs, dated 3/16/06, to receive 0.296% times the notional amount and pay the difference between the Lehman Brothers CMBS AAA 8.5 Index and LIBOR.	1,840

			$(126,735)

Core Bond Fund

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)

Credit Default Swaps
8,500,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$(50,314)

17,000,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(191,799)

17,000,000 USD	12/20/2010	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(160,948)

4,200,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/14/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(20,376)

20,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/6/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	(46,912)

20,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(65,793)

20,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Company Note.	(26,065)

20,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corporation Senior Note.	(29,188)

20,000,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/9/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(80,767)

20,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(17,988)

59,000,000 USD	10/12/2052	Agreement with Goldman Sachs, dated 3/7/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBS index NA.A.1.	(165,596)

16,400,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 3/21/06 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(60,468)

3,125,000 USD	6/20/2013	Agreement with Barclays Bank PLC, dated 3/30/06 to pay 0.71% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	(18,907)

3,125,000 USD	6/20/2013	Agreement with Barclays Bank PLC, dated 4/07/06, to pay 0.70% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	(14,510)

6,100,000 USD	6/20/2013	Agreement with Goldman Sachs, dated 4/13/06 to pay 0.82% times the notional amount. The Fund receives payment only upon a default event of Tribune Co. Note.	241,473

4,300,000 USD	6/20/2013	Agreement with Bank of America, dated 5/25/06, to pay 1.03% times the notional amount. The Fund receives payment only upon a default event of Belo.	24,104

6,250,000 USD	9/20/2013	Agreement with Goldman Sachs, dated 7/13/06, to pay 0.78% times the notional amount. The Fund receives payment only upon a default event of Verizon.	(22,625)

41,000,000 USD	6/20/2010	Agreement with Barclays Bank PLC, dated 7/20/06, to pay 0.65% times the notional amount. The Fund receives payment only upon a default event of IG6 10yr.	(13,797)

4,100,000 USD	6/20/2010	Agreement with Barclays Bank PLC, dated 7/20/06, to pay 5.38% times the notional amount. The Fund receives payment only upon a default event of IG6 10yr.	17,372

Interest Rate Swaps

63,450,000 USD	12/14/2009	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 Month Floating LIBOR.	1,986,531

116,010,000 USD	12/12/2012	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	(4,386,458)

142,290,000 USD	12/12/2025	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 Month Floating LIBOR.	7,373,512

85,680,000 USD	12/12/2035	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 Month Floating LIBOR.	(4,778,008)

Total Return Swap
59,000,000 USD	4/1/2007	Agreement with Goldman Sachs, dated 3/16/06, to receive 0.296% times the notional amount and pay the difference between the Lehman Brothers CMBS AAA 8.5 Index and LIBOR.	6,032

			$(501,495)

Diversified Bond Fund

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Credit Default Swaps
1,700,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$(13,755)

3,500,000 USD	12/20/2010	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(33,136)

3,500,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(39,488)

900,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/14//05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(4,366)

4,500,000 USD	3/20/2011	Agreement with Bank of America, dated 1/6/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. - X.	(10,555)

4,500,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/6/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(14,803)

4,500,000 USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Company Note.	(5,865)

4,500,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Senior Note.	(6,567)

4,500,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/9/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(18,173)

4,500,000 USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corporation Senior Note.	(4,047)

3,550,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 2/4/06 to pay 0.85% the notional amount. The fund receives payment only upon a default of an entity in the Dow Jones CDX.NA.HVol.5 Index.	(12,921)

13,000,000 USD	10/12/1952	Agreement with Goldman Sachs, dated 3/7/06 to pay 0.350% times the notional amount. The Fund receives payment only upon a default event of an entity in the Lehman 8 + year AAA CMBS Index.	(36,487)

750,000 USD	6/20/2013	Agreement with Barclays Bank PLC, dated 3/30/06 to pay 0.71% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	(4,538)

750,000 USD	6/20/2013	Agreement with Barclays Bank PLC, dated 4/7/06 to pay 0.70% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	(3,483)

1,400,000 USD	6/20/2013	Agreement with Goldman Sachs, dated 4/13/06 to pay 0.82% times the notional amount. The Fund receives payment only upon a default event of Tribune Company Note.	55,420

1,100,000 USD	6/20/2013	Agreement with Bank of America, dated 5/25/06, to pay 1.03% times the notional amount. The Fund receives payment only upon a default event of Belo.	6,166

1,500,000 USD	9/20/2013	Agreement with Goldman Sachs, dated 7/13/06, to pay 0.78% times the notional amount. The Fund receives payment only upon a default event of Verizon.	(5,430)

10,000,000 USD	6/20/2010	Agreement with Barclays Bank PLC, dated 7/20/06, to pay 0.65% times the notional amount. The Fund receives payment only upon a default event of IG6 10 year.	(5,893)

1,000,000 USD	6/20/2010	Agreement with Barclays Bank PLC, dated 7/20/06, to pay 5.38% times the notional amount. The Fund receives payment only upon a default event of IG6 10 year.	4,237

Interest Rate Swaps
5,287,500 USD	5/4/2009	Agreement with Bank of America, dated 4/29/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	$120,302

11,857,500 USD	5/4/2025	Agreement with Bank of America, dated 4/29/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	601,728

9,667,500 USD	5/4/2012	Agreement with Bank of America, dated 4/29/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(329,499)

7,140,000 USD	5/4/1935	Agreement with Bank of America, dated 4/29/05 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(396,566)

8,812,500 USD	12/14/2009	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	280,311

16,112,500 USD	12/12/2012	Agreement with Bank of America, dated 12/8/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(609,230)

19,762,500 USD	12/12/2025	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	1,024,099

11,900,000 USD	12/12/1935	Agreement with Bank of America, dated 12/8/05 to pay the notional amount multiplied by 5.267% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	(663,612)

Total Return Swaps
13,000,000 USD	4/07/2007	Agreement with Goldman Sachs, dated 3/16/06 to receive 0.296% the notional amount and pay the difference between the Lehman CMBS AAA 8.5 Index and LIBOR	1,329

			$(124,822)

Strategic Income Fund

			Net
			Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Credit Default Swaps
505,000 USD	1/20/2011	Agreement with Citigroup, dated 1/14/06 to pay 0.6475% times the notional amount. The Fund receives payment only upon a default event of Mexico International Bond, due 1/20/11.	3,174

505,000 USD	1/20/2011	Agreement with Citigroup, dated 1/14/06 to pay 0.6475% times the notional amount. The Fund receives payment only upon a default event of Russia International Bond, due 1/20/2011.	(3,312)

515,000 USD	12/20/2015	Agreement with Citigroup, dated 12/7/05 to pay 0.40% times the notional amount. The Fund makes payment only upon a default event of Hungary Bond, due 12/20/15.	6,690

405,000 USD	3/20/2011	Agreement with Deutsche Bank, dated 3/15/06 to pay 1.84% times the notional amount. The Fund receives payment only upon a default event of Ukraine Bond, due 3/20/11.	3,388

405,000 USD	3/20/2011	Agreement with Deutsche Bank, dated 3/15/06 to pay 1.88% times the notional amount. The Fund receives payment only upon a default event of Ukraine Bond, due 3/20/11.	(2,174)

990,000 USD	9/20/2015	Agreement with Deutsche Bank, dated 11/30/05 to pay 3.69% times the notional amount. The Fund receives payment only upon a default event of Philippine Bond, due 9/20/15.	(45,545)

2,100,000 USD	10/20/2010	Agreement with Morgan Stanley, dated 10/01/05 to pay 1.65% times the notional amount. The Fund receives payment only upon a default event of 5 year Ukraine CD, due 10/20/10.	9,274

620,000 USD	1/20/2011	Agreement with Morgan Stanley, dated 1/11/06 to pay 1.77% times the notional amount. The Fund makes payment only upon a default event of Ukraine Bond, due 1/20/11.	1,388

300,000 USD	3/20/2011	Agreement with Morgan Stanley, dated 3/17/06 to pay 1.68% per year times the notional amount. The Fund receives payment only upon a default event of Republic of Indonesia, due 3/20/11.	(863)

300,000 USD	6/20/2011	Agreement with Morgan Stanley, dated 3/22/06 to pay 1.67% per year times the notional amount. The Fund receives payment only upon a default event of Republic of Indonesia, due 6/20/11.	(354)

350,000 USD	8/20/2015	Agreement with Morgan Stanley, dated 7/29/05 to pay 3.70% times the notional amount. The Fund receives payment only upon a default event of Republic of Colombia Bond, 10.375% due 8/20/15.	(35,360)

920,000 USD	3/24/2013	Agreement with Morgan Stanley, dated 5/4/06 to pay 1.30% times the notional amount. The Fund receives payment only upon a default event of Eurobonds, 6.25%.	(56,866)

920,000 USD	3/24/2013	Agreement with Morgan Stanley, dated 5/4/06 to pay 0.25% times the notional amount. The Fund receives payment only upon a default event of NBG Finance Bond.	1,144

350,000 USD	9/20/2013	Agreement with UBS Investment Bank, dated 6/29/06 to pay 2.30% times the notional amount. The Fund receives payment only upon a default event of Republic of Indonesia Sovereign Debt.	7,754

47,000 USD	7/20/2013	Agreement with Citigroup, dated 7/15/06 to pay 2.44% times the notional amount. The Fund receives payment only upon a default event of Ukraine Government Bond.	(1,036)

47,000 USD	8/20/2013	Agreement with JP Morgan Chase, dated 7/31/06 to pay 1.92% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Chase Short Bond due 8/20/13.	(3)

Interest Rate Swaps
490,000 USD	5/13/2015	Agreement with Deutsche Bank, dated 5/13/05 to receive the notional amount multiplied by 5.46% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	47,123

270,000 USD	6/23/2015	Agreement with Deutsche Bank, dated 6/21/05 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	17,279

385,000 PLN	7/1/2010	Agreement with First Boston Corp., dated 6/29/05 to receive the notional amount multiplied by 4.48% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	(3,741)

2,670,000 MXN	7/9/2015	Agreement with First Boston Corp., dated 7/20/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	15,429

870,000 USD	1/2/2007	Agreement with Goldman Sachs, dated 3/17/05 to receive the notional amount multiplied by 18.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	17,216

722,000 BRL	1/2/2008	Agreement with Goldman Sachs, dated 4/12/05 to receive the notional amount multiplied by 18.16% and to pay the notional amount multiplied by the Brazilian Floating Rate CDI.	20,635

1,100,000 MXN	3/5/2015	Agreement with Goldman Sachs, dated 3/16/05 to receive the notional amount multiplied by 10.85% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	11,140

2,710,000 MXN	5/8/2015	Agreement with Goldman Sachs, dated 5/19/05 to receive the notional amount multiplied by 10.70% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	26,052

2,325,000 MXN	5/29/2015	Agreement with Goldman Sachs, dated 6/09/05 to receive the notional amount multiplied by 10.43% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	18,130

2,325,000 MXN	6/1/2015	Agreement with Goldman Sachs, dated 6/10/05 to receive the notional amount multiplied by 10.30% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	16,404

360,000 MXN	6/14/2015	Agreement with Goldman Sachs, dated 6/15/05 to receive the notional amount multiplied by 10.29% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	2,520

712,582 BRL	1/2/2008	Agreement with Goldman Sachs, dated 6/17/05 to receive the notional amount multiplied by 17.18% and to pay the notional amount multiplied by the Floating Rate BZDIOVRA Index.	16,567

1,340,000 MXN	6/24/2015	Agreement with Goldman Sachs, dated 7/05/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	6,897

11,000,000 MXN	2/5/2016	Agreement with J. Aron & Co., dated 2/17/06 to receive the notional amount multiplied by 8.70% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	(27,454)

1,570,000 MXN	8/31/2020	Agreement with J. Aron & Co., dated 9/19/05 to receive the notional amount multiplied by 9.41% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	1,170

4,700,000 MXN	8/26/2025	Agreement with J. Aron & Co, dated 9/20/05 to receive the notional amount multiplied by 9.51% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	3,245

3,120,000 MXN	8/28/2025	Agreement with J. Aron & Co, dated 9/22/05 to receive the notional amount multiplied by 9.50% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	1,878

2,600,000 MXN	8/17/2015	Agreement with JP Morgan, dated 8/29/05 to receive the notional amount multiplied by 9.76% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	12,256

1,340,000 PLN	7/5/2010	Agreement with Lehman Brothers, dated 6/30/05 to receive the notional amount multiplied by 4.53% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	(4,121)

2,650,000 MXN	7/9/2015	Agreement with Lehman Brothers, dated 7/20/05 to receive the notional amount multiplied by 9.99% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	14,175

1,000,000 USD	1/2/2007	Agreement with Morgan Stanley, dated 7/07/05 to receive the notional amount multiplied by 17.590% and to pay the notional amount multiplied by the Floating Rate BZDIOVRA Index.	39,699

2,100,000 JPY	10/5/2008	Agreement with Morgan Stanley, dated 10/05/05 to receive the notional amount multiplied by 0.67% and to pay the notional amount multiplied by the JY0006M Index.	(10,015)

2,100,000 JPY	10/5/2013	Agreement with Morgan Stanley, dated 10/05/05 to pay the notional amount multiplied by 1.522% and to receive the notional amount multiplied by the JPY0006M Index.	10,195

80,000 PLN	3/24/2010	Agreement with Salomon Brothers dated 3/22/05 to receive the notional amount multiplied by 5.52% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	166

128,000 PLN	3/24/2010	Agreement with Salomon Brothers dated 3/24/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	311

14,590,000 NOK	2/6/2012	Agreement with UBS dated 2/01/06 to receive the notional amount multiplied by 4.22% and to pay the notional amount multiplied by the 6 month NOK-NIBOR-NIBR.	93,677

920,000 USD	5/21/2005	Agreement with Lehman Brothers Inc., dated 5/22/06 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the 6 month Flaoting Rate LIBOR.	(3,737)

5,740,000 ZAR	6/23/2008	Agreement with JP Morgan, dated 6/21/06 to pay the notional amount multiplied by 8.29% and to receive the notional amount multiplied by the 3 month Floating Rate JIBOR.	7,709

10,600,000 TWD	6/27/2011	Agreement with Citigroup, dated 6/26/06 to pay the notional amount multiplied by 2.32% and to receive protection on Taiwan New Dollars.	(864)

10,600,000 INR	6/27/2011	Agreement with Deutsche Bank Capital Corp., dated 6/26/06 to pay the notional amount multiplied by 7.175% and to receive protection on India Rupees.	2,647

1,175,000 NZD	6/29/2016	Agreement with Westpac, dated 6/29/06 to pay the notional amount multiplied by 6.75% and to receive protection on New Zealand Dollars.	6,334

52,000,000 HUF	7/4/2011	Agreement with Deutsche Bank Capital Corp., dated 6/26/06 to pay the notional amount multiplied by 8.44% and receive protection on Hungary Forints.	1,559

Total Return Swaps
480,000 USD	12/1/2006	Agreement with Lehman Brothers Inc., dated 6/01/06 to receive .15% times the notional amount plus the spread return on the Lehman Brothers CMBS AAA 8.5 Index if positive and to pay the spread return on the Lehman Brothers CMBS AAA 8.5 Index if negative.	393

440,000 USD	12/1/2006	Agreement with Deutsche Bank, dated 6/01/06 to receive .15% times the notional amount plus the spread return on the Lehman Brothers CMBS AAA 8.5 Index if positive and to pay the spread return on the Lehman Brothers CMBS AAA 8.5 Index if negative.	(484)

565,034 USD	7/11/2006	Agreement with Goldman Sachs, dated 7/11/06 to receive the Long Custom Basket Portfolio and pay the 1 month LIBOR.	536
			$248,225

Balanced Fund

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Credit Default Swaps
400,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 9/21/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	$(3,237)

750,000 USD	12/20/2010	Agreement with Goldman Sachs, dated 10/07/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(7,101)

800,000 USD	12/20/2010	Agreement with Barclays Bank PLC, dated 10/27/05 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(9,026)

200,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/14//05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(970)

1,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/06/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	(2,346)

1,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/06/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(3,290)

1,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/09/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Company Note.	(1,303)

1,000,000 USD	3/20/2011	Agreement with Goldman Sachs, dated 1/09/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Senior Note.	(1,459)

1,000,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/09/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(4,038)

1,000,000 USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corporation Senior Note.	(899)

750,000 USD	3/20/2011	Agreement with Barclays Bank PLC, dated 2/04/06 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of an entity within the Dow Jones CDX.NA.HVol.5 Index.	(2,765)

3,000,000 USD	10/12/2052	Agreement with Goldman Sachs, dated 3/7/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBS Index NA.A.1.	(8,420)

125,000 USD	6/20/2013	Agreement with Barclays Bank PLC, dated 3/30/06 to pay 0.71% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	(756)

125,000 USD	6/20/2013	Agreement with Barclays Bank PLC, dated 4/07/06 to pay 0.70% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp. Medium Term Note.	(653)

250,000 USD	6/20/2013	Agreement with Goldman Sachs, dated 4/12/06 to pay 0.82% times the notional amount. The Fund receives payment only upon a default event of Tribune Co. Note.	9,896

200,000 USD	6/20/2013	Agreement with Bank of America, dated 5/25/06, to pay 1.03% times the notional amount. The Fund receives payment only upon a default event of Belo.	1,121

250,000 USD	9/20/2013	Agreement with Goldman Sachs, dated 7/13/06, to pay 0.78% times the notional amount. The Fund receives payment only upon a default event of Verizon.	(905)

1,500,000 USD	6/20/2010	Agreement with Barclays Bank PLC, dated 7/20/06, to pay 0.65% times the notional amount. The Fund receives payment only upon a default event of IG6 10 year.	(505)

150,000 USD	6/20/2010	Agreement with Barclays Bank PLC, dated 7/20/06, to pay 5.38% times the notional amount. The Fund receives payment only upon a default event of IG6 10 year.	636

Total Return Swaps
3,000,000 USD	4/1/2007	Agreement with Goldman Sachs, dated 3/16/06 to receive 0.296% times the notional amount and pay the difference between the Lehman Brothers CMBS AAA 8.5 Index and LIBOR.	307

			$(35,713)

BRL  Brazilian Lira

HUF  Hungary Forint

INR  India Rupees

JPY Japanese Yen

MXN  Mexican Peso

NZD New Zealand Dollars

NOK Norwegian Krone

PLN Polish Zloty

TWD  Taiwan New Dollars

USD United States Dollar

ZAR  South African Rand

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Focused International Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.              Federal Income Tax Information

At July 31, 2006, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
Short-Duration Bond Fund	$535,624,456	$610,040	$(5,819,800)	$(5,209,760)
Inflation-Protected Bond Fund	307,404,576	—	(15,225,306)	(15,225,306)
Core Bond Fund	2,124,294,986	10,727,951	(38,285,040)	(27,557,089)
Diversified Bond Fund	651,469,445	1,679,128	(8,071,768)	(6,392,640)
Strategic Income Fund	250,358,761	3,475,507	(7,569,438)	(4,093,931)
High Yield Fund	131,404,355	1,671,302	(1,709,438)	(38,136)
Balanced Fund	242,964,785	8,323,278	(4,973,022)	3,350,256
Value Fund	458,710,529	20,431,370	(19,759,718)	671,652
Enhanced Index Value Fund	112,712,835	7,383,223	(1,226,921)	6,156,302
Enhanced Index Value Fund II	174,609,834	12,772,174	(2,101,717)	10,670,457
Enhanced Index Core Equity Fund	40,761,377	2,031,364	(1,058,118)	973,246
Main Street Fund	341,311,154	28,694,037	(10,521,174)	18,172,863
Capital Appreciation Fund	875,929,376	76,398,964	(45,696,554)	30,702,410
Core Growth Fund	80,656,596	1,937,114	(7,803,363)	(5,866,249)
Enhanced Index Growth Fund	51,199,180	1,669,754	(1,760,804)	(91,050)
Discovery Value Fund	12,043,608	518,150	(445,333)	72,817
Small Capitalization Value Fund	111,296,523	27,032,514	(6,355,317)	20,677,197
Small Company Opportunities Fund	757,950,288	27,435,755	(28,104,587)	(668,832)
Global Fund	714,128,168	100,098,472	(34,134,576)	65,963,896
International Equity Fund	788,210,184	296,008,706	(24,498,760)	271,509,946
Focused International Fund	6,955,326	673,907	(96,338)	577,569

Note: The aggregate cost for investments for the Money Market Fund as of July 31, 2006, is the same for financial reporting and Federal income tax purposes.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer
Date	9/21/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer
Date	9/21/06

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	9/21/06